UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:  September 30, 2006

Date of reporting period: September 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS

TABLE OF CONTENTS

                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Large Cap Value Portfolio .........................................    77
   Disciplined Growth Portfolio ..........................................    83
   Equity Income Portfolio ...............................................    88
   Equity Value Portfolio ................................................    94
   Index Portfolio .......................................................   100
   International Core Portfolio ..........................................   117
   International Growth Portfolio ........................................   121
   International Index Portfolio .........................................   125
   International Value Portfolio .........................................   153
   Large Cap Appreciation Portfolio ......................................   159
   Large Company Growth Portfolio ........................................   166
   Small Cap Index Portfolio .............................................   170
   Small Company Growth Portfolio ........................................   190
   Small Company Value Portfolio .........................................   198
   Strategic Small Cap Value Portfolio ...................................   205

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   218
   Statements of Operations ..............................................   222
   Statements of Changes in Net Assets ...................................   226
   Financial Highlights ..................................................   232
   Notes to Financial Highlights .........................................   234

Notes to Financial Statements ............................................   235
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................   241
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   242
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   245
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.42%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.38%
        435,900    JONES APPAREL GROUP INCORPORATED                                                                 $    14,140,596
        196,000    VF CORPORATION                                                                                        14,298,200

                                                                                                                         28,438,796
                                                                                                                    ---------------

BUSINESS SERVICES - 5.15%
        774,300    MICROSOFT CORPORATION                                                                                 21,161,619
        237,000    OMNICOM GROUP INCORPORATED                                                                            22,183,200

                                                                                                                         43,344,819
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.22%
        565,700    AVON PRODUCTS INCORPORATED                                                                            17,344,362
        318,000    COLGATE-PALMOLIVE COMPANY                                                                             19,747,800
         49,050    HENKEL KGAA                                                                                            6,840,356

                                                                                                                         43,932,518
                                                                                                                    ---------------

COMMUNICATIONS - 2.93%
      1,078,575    VODAFONE GROUP PLC ADR<<                                                                              24,656,225
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.66%
        492,860    BANK OF AMERICA CORPORATION                                                                           26,402,510
        342,000    JPMORGAN CHASE & COMPANY                                                                              16,060,320
        353,000    STATE STREET CORPORATION                                                                              22,027,200

                                                                                                                         64,490,030
                                                                                                                    ---------------

EATING & DRINKING PLACES - 4.94%
        456,000    ARAMARK CORPORATION CLASS B                                                                           14,984,160
        679,000    MCDONALD'S CORPORATION                                                                                26,562,480

                                                                                                                         41,546,640
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.42%
        863,120    AMERICAN POWER CONVERSION CORPORATION<<                                                               18,954,115
        668,300    FLEXTRONICS INTERNATIONAL LIMITED+                                                                     8,447,312
        479,000    GENERAL ELECTRIC COMPANY                                                                              16,908,700
        469,132    MOLEX INCORPORATED CLASS A                                                                            15,439,134
        566,000    NOKIA OYJ ADR                                                                                         11,144,540

                                                                                                                         70,893,801
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.03%
        278,900    QUEST DIAGNOSTICS INCORPORATED                                                                        17,057,524
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.49%
        280,200    ILLINOIS TOOL WORKS INCORPORATED                                                                      12,580,980
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.24%
        271,900    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 12,917,969
        201,500    DIAGEO PLC ADR                                                                                        14,314,560

                                                                                                                         27,232,529
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES - 1.93%
        820,200    BIG LOTS INCORPORATED<<+                                                                         $    16,248,162
                                                                                                                    ---------------

HEALTH SERVICES - 1.60%
        270,000    HCA INCORPORATED                                                                                      13,470,300
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.38%
          6,300    BERKSHIRE HATHAWAY INCORPORATED CLASS B<<+                                                            19,996,200
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.85%
        536,700    DELL INCORPORATED+                                                                                    12,258,228
        488,000    DOVER CORPORATION                                                                                     23,150,720
        201,000    EATON CORPORATION                                                                                     13,838,850
        379,700    PITNEY BOWES INCORPORATED                                                                             16,847,289

                                                                                                                         66,095,087
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.10%
        466,300    WILLIS GROUP HOLDINGS LIMITED                                                                         17,719,400
                                                                                                                    ---------------

INSURANCE CARRIERS - 6.46%
        350,000    ALLSTATE CORPORATION                                                                                  21,955,500
        197,190    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             13,065,809
        314,800    MBIA INCORPORATED<<                                                                                   19,341,312

                                                                                                                         54,362,621
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.13%
        434,000    BAXTER INTERNATIONAL INCORPORATED                                                                     19,729,640
        127,000    BECTON DICKINSON & COMPANY                                                                             8,975,090
        978,200    BOSTON SCIENTIFIC CORPORATION+                                                                        14,467,578

                                                                                                                         43,172,308
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.38%
        554,400    HASBRO INCORPORATED                                                                                   12,612,600
        174,500    JOHNSON & JOHNSON                                                                                     11,332,030
        762,700    TYCO INTERNATIONAL LIMITED                                                                            21,347,973

                                                                                                                         45,292,603
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.38%
        418,685    ZALE CORPORATION+                                                                                     11,614,322
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.46%
        491,800    AMERICAN EXPRESS COMPANY                                                                              27,580,144
        417,000    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                   14,611,680
        184,000    FREDDIE MAC                                                                                           12,204,720

                                                                                                                         54,396,544
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 2.53%
        325,299    KIMBERLY-CLARK CORPORATION                                                                            21,261,543
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.87%
        360,000    EXXON MOBIL CORPORATION                                                                               24,156,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 1.08%
        189,000    HUBBELL INCORPORATED CLASS B<<                                                                   $     9,053,100
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.64%
        243,300    GANNETT COMPANY INCORPORATED                                                                          13,826,739
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.04%
        121,700    GENERAL DYNAMICS CORPORATION                                                                           8,722,239
                                                                                                                    ---------------

WATER TRANSPORTATION - 2.13%
        380,500    CARNIVAL CORPORATION<<                                                                                17,894,915
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $744,491,669)                                                                                 811,455,945
                                                                                                                    ---------------

WARRANTS - 0.00%
            560    RAYTHEON COMPANY+                                                                                          7,991

TOTAL WARRANTS (COST $0)                                                                                                      7,991
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.38%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
        530,527    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          530,527
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.32%
$        77,961    ALLIANCE & LEICESTER PLC                                               5.47%       10/25/2006             77,699
        110,392    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        10/15/2007            110,445
         12,266    AQUINAS FUNDING LLC++                                                  5.36        12/11/2006             12,141
        306,645    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        10/20/2006            306,645
        613,289    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        11/03/2006            613,289
        306,645    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        12/22/2006            306,645
        306,645    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.31        04/25/2007            306,657
        337,076    ATOMIUM FUNDING CORPORATION++                                          5.38        11/03/2006            335,502
        306,645    BANCO SANTANDER TOTTA LN+/-++                                          5.33        10/16/2007            306,636
        306,645    BANK OF AMERICA NA SERIES BKNT+/-                                      5.42        06/19/2007            306,685
        202,386    BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.55        01/12/2007            202,450
        367,974    BEAR STEARNS & COMPANY+/-                                              5.43        10/04/2006            367,974
         73,595    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66        01/16/2007             73,640
        140,897    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006            140,569
        306,645    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006            305,525
        306,645    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006            303,348
         12,266    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006             12,250
         41,090    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006             40,946
        245,316    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006            243,778
         70,516    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006             70,496
        140,370    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006            140,349
        226,304    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        11/17/2006            224,788
        112,907    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006            111,841
        613,289    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006            612,394
        613,289    CHEYNE FINANCE LLC                                                     5.30        10/13/2006            612,302
        306,645    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007            306,657

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,845,428    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,846,713)             5.42%       10/02/2006    $     2,845,428
        368,342    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006            367,855
         61,329    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006             61,293
         13,492    CULLINAN FINANCE CORPORATION++                                         5.34        10/12/2006             13,473
          9,813    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006              9,783
        306,645    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006            306,675
        613,289    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007            613,247
        306,645    DEER VALLEY FUNDING LLC                                                5.31        10/12/2006            306,197
         12,266    EDISON ASSET SECURITIZATION LLC                                        5.44        12/11/2006             12,141
        769,911    FAIRWAY FINANCE CORPORATION++                                          5.38        10/02/2006            769,911
         22,115    FAIRWAY FINANCE CORPORATION                                            5.35        10/23/2006             22,048
      3,679,737    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,681,402)          5.43        10/02/2006          3,679,737
         62,065    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36        10/12/2006             61,974
         26,985    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50        10/27/2006             26,886
         15,332    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46        11/06/2006             15,254
        179,976    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        11/15/2006            178,820
         15,332    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49        11/27/2006             15,207
         19,625    GEMINI SECURITIZATION LLC++                                            5.35        10/30/2006             19,545
        297,323    GEORGE STREET FINANCE LLC++                                            5.36        10/12/2006            296,889
        492,839    GEORGE STREET FINANCE LLC++                                            5.33        10/16/2006            491,829
        256,048    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66        10/27/2006            256,100
        176,014    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007            176,148
         36,797    GRAMPIAN FUNDING LLC++                                                 5.23        10/02/2006             36,797
         24,532    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48        05/15/2007             24,540
         42,930    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007             42,955
        172,028    HSBC BANK USA+/-                                                       5.41        12/14/2006            172,057
        429,303    IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007            429,526
         30,898    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33        10/10/2006             30,861
        797,276    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/17/2007            797,276
        306,645    INTESA BANK IRELAND PLC SERIES BKNT+/-++                               5.33        10/25/2007            306,617
         44,157    JUPITER SECURITIZATION CORPORATION++                                   5.34        10/13/2006             44,086
        149,643    K2 (USA) LLC                                                           5.34        11/10/2006            148,791
        183,987    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007            183,873
         43,568    KESTREL FUNDING (US) LLC++                                             5.36        10/05/2006             43,549
         52,596    KESTREL FUNDING (US) LLC                                               5.35        10/06/2006             52,565
        113,336    KLIO FUNDING CORPORATION++                                             5.39        11/03/2006            112,807
        247,058    KLIO III FUNDING CORPORATION++                                         5.30        10/19/2006            246,445
        214,222    KLIO III FUNDING CORPORATION++                                         5.41        10/20/2006            213,661
         21,428    LIBERTY STREET FUNDING CORPORATION                                     5.35        10/25/2006             21,356
         24,532    LIBERTY STREET FUNDING CORPORATION                                     5.34        11/15/2006             24,374
        306,645    LIQUID FUNDING LIMITED                                                 5.34        10/10/2006            306,286
        183,987    LIQUID FUNDING LIMITED+/-++                                            5.29        12/01/2006            183,987
        306,645    LIQUID FUNDING LIMITED++                                               5.35        12/07/2006            303,704
        183,987    LIQUID FUNDING LIMITED                                                 5.49        12/28/2006            181,661
         73,595    LIQUID FUNDING LIMITED SERIES MTN+/-++                                 5.34        02/20/2007             73,606

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       122,658    MBIA GLOBAL FUNDING LLC+/-++                                           5.33%       02/20/2007    $       122,664
        616,356    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  5.66        10/27/2006            616,467
         18,399    MONT BLANC CAPITAL CORPORATION                                         5.35        10/27/2006             18,332
        367,974    MORGAN STANLEY+/-                                                      5.45        10/10/2006            367,974
         69,302    MORGAN STANLEY+/-                                                      5.50        11/09/2006             69,312
         73,227    MORGAN STANLEY+/-                                                      5.55        11/24/2006             73,249
        206,372    MORGAN STANLEY+/-                                                      5.64        01/12/2007            206,471
        306,645    MORGAN STANLEY+/-                                                      5.61        07/27/2007            306,994
         56,729    MORGAN STANLEY SERIES EXL+/-                                           5.39        10/15/2007             56,738
         67,462    NATIONWIDE BUILDING SOCIETY+/-++                                       5.51        12/11/2006             67,487
        219,742    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            220,010
        171,721    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.34        10/02/2006            171,721
         13,137    NORTH SEA FUNDING LLC                                                  5.42        10/23/2006             13,096
        192,144    NORTH SEA FUNDING LLC                                                  5.33        11/09/2006            191,079
        613,289    NORTHERN ROCK PLC+/-++SS.                                              5.33        11/05/2007            613,351
        183,987    PARAGON MORTGAGES PLC SERIES 12A+/-++                                  5.31        10/15/2006            183,987
         49,615    RACERS TRUST SERIES 2004-6-MM+/-++                                     5.35        09/22/2006             49,622
        489,822    REGENCY MARKETS #1 LLC++                                               5.34        10/06/2006            489,533
         23,747    REGENCY MARKETS #1 LLC++                                               5.34        10/16/2006             23,698
        613,289    SCALDIS CAPITAL LIMITED                                                5.32        10/31/2006            610,689
        245,316    SLM CORPORATION+/-++                                                   5.33        10/12/2007            245,380
        208,518    STANFIELD VICTORIA FUNDING LLC                                         5.40        11/27/2006            206,819
        141,829    TANGO FINANCE CORPORATION SERIES MTN+/-++                              5.39        10/25/2006            141,834
        293,434    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30        10/06/2006            293,261
         13,689    THUNDER BAY FUNDING LLC++                                              5.34        10/31/2006             13,631
         14,400    TICONDEROGA FUNDING LLC++                                              5.35        10/12/2006             14,379
         70,909    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007             70,907
        306,645    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34        06/15/2007            306,651
        306,645    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34        03/09/2007            306,694
        404,771    UNITEDHEALTH GROUP INCORPORATED                                        5.42        10/31/2006            403,055
         24,532    VERSAILLES CDS LLC++                                                   5.35        10/20/2006             24,467
        184,453    WHISTLEJACKET CAPITAL LIMITED                                          5.31        10/16/2006            184,075
         58,042    WHITE PINE FINANCE LLC                                                 5.30        10/02/2006             58,042
        214,627    WHITE PINE FINANCE LLC                                                 5.31        10/16/2006            214,183

                                                                                                                         27,935,323
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,465,850)                                                               28,465,850
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 4.28%
     35,977,814    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    35,977,814
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $35,977,814)                                                                          35,977,814
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $808,935,333)*                               104.08%                                                          $   875,907,600

OTHER ASSETS AND LIABILITIES, NET                   (4.08)                                                              (34,361,555)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   841,546,045
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $35,977,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $809,110,745 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                             $ 91,001,751
         GROSS UNREALIZED DEPRECIATION                              (24,204,896)
                                                                   ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                $ 66,796,855

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.85%

AMUSEMENT & RECREATION SERVICES - 2.84%
        128,000    INTERNATIONAL GAME TECHNOLOGY                                                                    $     5,312,000
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 5.45%
         62,700    KOHL'S CORPORATION+                                                                                    4,070,484
        144,600    NORDSTROM INCORPORATED                                                                                 6,116,580

                                                                                                                         10,187,064
                                                                                                                    ---------------

BUSINESS SERVICES - 14.02%
        240,400    BEA SYSTEMS INCORPORATED+                                                                              3,654,080
         55,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    4,073,300
        152,000    ELECTRONIC DATA SYSTEMS CORPORATION                                                                    3,727,040
         88,900    FISERV INCORPORATED+                                                                                   4,186,301
        236,200    MICROSOFT CORPORATION                                                                                  6,455,346
         44,200    OMNICOM GROUP INCORPORATED                                                                             4,137,120

                                                                                                                         26,233,187
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.68%
         81,900    BIOGEN IDEC INCORPORATED+                                                                              3,659,292
         56,900    FOREST LABORATORIES INCORPORATED<<+                                                                    2,879,709
         79,700    GILEAD SCIENCES INCORPORATED<<+                                                                        5,475,390
         98,300    PROCTER & GAMBLE COMPANY                                                                               6,092,634

                                                                                                                         18,107,025
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.06%
         66,000    NORTHERN TRUST CORPORATION                                                                             3,856,380
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.96%
         80,300    AMPHENOL CORPORATION CLASS A                                                                           4,972,979
        259,600    CISCO SYSTEMS INCORPORATED+                                                                            5,970,800
         50,700    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               3,971,331
        135,000    NOVELLUS SYSTEMS INCORPORATED+                                                                         3,734,100
        112,000    TEXAS INSTRUMENTS INCORPORATED                                                                         3,724,000

                                                                                                                         22,373,210
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.25%
         68,700    QUEST DIAGNOSTICS INCORPORATED                                                                         4,201,692
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.27%
         65,200    PEPSICO INCORPORATED                                                                                   4,254,952
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.78%
         58,900    APPLE COMPUTER INCORPORATED+                                                                           4,537,067
         52,100    BLACK & DECKER CORPORATION<<                                                                           4,134,135
        115,700    HEWLETT-PACKARD COMPANY                                                                                4,245,033
         57,400    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,703,356
         75,400    NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                 4,414,670

                                                                                                                         22,034,261
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 4.81%
         49,700    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   $     4,311,475
         60,800    WELLPOINT INCORPORATED+                                                                                4,684,640

                                                                                                                          8,996,115
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 2.77%
        150,600    COACH INCORPORATED+                                                                                    5,180,640
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.85%
         28,900    ALLERGAN INCORPORATED                                                                                  3,254,429
         86,800    BAXTER INTERNATIONAL INCORPORATED                                                                      3,945,928

                                                                                                                          7,200,357
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 2.42%
         87,750    COVENTRY HEALTH CARE INCORPORATED<<+                                                                   4,520,880
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.78%
         80,200    JOHNSON & JOHNSON                                                                                      5,208,188
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 7.17%
         62,000    EXPRESS SCRIPTS INCORPORATED+                                                                          4,680,380
        184,200    STAPLES INCORPORATED                                                                                   4,481,586
         95,600    WALGREEN COMPANY                                                                                       4,243,684

                                                                                                                         13,405,650
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.17%
         76,600    HALLIBURTON COMPANY<<                                                                                  2,179,270
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 1.94%
         49,500    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               3,635,280
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.10%
        219,800    CHARLES SCHWAB CORPORATION                                                                             3,934,420
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 2.09%
         36,000    FEDEX CORPORATION<<                                                                                    3,912,480
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 4.44%
         53,000    BOEING COMPANY                                                                                         4,179,050
         65,000    UNITED TECHNOLOGIES CORPORATION                                                                        4,117,750

                                                                                                                          8,296,800
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $157,651,948)                                                                                 183,029,851
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 11.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
        393,005    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          393,005
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.06%
$        57,752    ALLIANCE & LEICESTER PLC                                                5.47%      10/25/2006             57,558
         81,776    AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.36       10/15/2007             81,816
          9,086    AQUINAS FUNDING LLC++                                                   5.36       12/11/2006              8,994

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
      $ 227,157    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31%      10/20/2006    $       227,157
        454,313    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       11/03/2006            454,313
        227,157    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       12/22/2006            227,157
        227,157    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.31       04/25/2007            227,166
        249,700    ATOMIUM FUNDING CORPORATION++                                           5.38       11/03/2006            248,534
        227,157    BANCO SANTANDER TOTTA LN+/-++                                           5.33       10/16/2007            227,150
        227,157    BANK OF AMERICA NA SERIES BKNT+/-                                       5.42       06/19/2007            227,186
        149,923    BANK ONE NA ILLINOIS SERIES BKNT+/-                                     5.55       01/12/2007            149,971
        272,588    BEAR STEARNS & COMPANY+/-                                               5.43       10/04/2006            272,588
         54,518    BEAR STEARNS & COMPANY SERIES MTNB+/-                                   5.66       01/16/2007             54,551
        104,374    BUCKINGHAM CDO LLC                                                      5.31       10/18/2006            104,131
        227,157    BUCKINGHAM III CDO LLC++                                                5.33       10/27/2006            226,328
        227,157    BUCKINGHAM III CDO LLC++                                                5.36       12/15/2006            224,715
          9,086    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       10/11/2006              9,074
         30,439    CAIRN HIGH GRADE FUNDING I LLC                                          5.32       10/26/2006             30,332
        181,725    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       11/14/2006            180,586
         52,237    CANCARA ASSET SECURITIZATION LLC++                                      5.33       10/04/2006             52,222
        103,983    CEDAR SPRINGS CAPITAL COMPANY++                                         5.28       10/03/2006            103,968
        167,642    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       11/17/2006            166,518
         83,639    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       12/06/2006             82,850
        454,313    CHEYNE FINANCE LLC++                                                    5.32       10/12/2006            453,650
        454,313    CHEYNE FINANCE LLC                                                      5.30       10/13/2006            453,582
        227,157    CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.47       07/16/2007            227,166
      2,107,840    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,108,792)              5.42       10/02/2006          2,107,840
        272,861    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32       10/11/2006            272,500
         45,431    CULLINAN FINANCE CORPORATION                                            5.33       10/06/2006             45,405
          9,995    CULLINAN FINANCE CORPORATION++                                          5.34       10/12/2006              9,980
          7,269    CULLINAN FINANCE CORPORATION++                                          5.35       10/23/2006              7,247
        227,157    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                            5.37       11/15/2006            227,179
        454,313    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.29       06/25/2007            454,282
        227,157    DEER VALLEY FUNDING LLC                                                 5.31       10/12/2006            226,825
          9,086    EDISON ASSET SECURITIZATION LLC                                         5.44       12/11/2006              8,994
        570,336    FAIRWAY FINANCE CORPORATION++                                           5.38       10/02/2006            570,336
         16,383    FAIRWAY FINANCE CORPORATION                                             5.35       10/23/2006             16,332
      2,725,880    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,727,114)           5.43       10/02/2006          2,725,880
         45,977    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.36       10/12/2006             45,909
         19,990    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.50       10/27/2006             19,917
         11,358    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.46       11/06/2006             11,300
        133,323    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.34       11/15/2006            132,467
         11,358    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.49       11/27/2006             11,265
         14,538    GEMINI SECURITIZATION LLC++                                             5.35       10/30/2006             14,479
        220,251    GEORGE STREET FINANCE LLC++                                             5.36       10/12/2006            219,930
        365,086    GEORGE STREET FINANCE LLC++                                             5.33       10/16/2006            364,338
        189,676    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.66       10/27/2006            189,714
        130,388    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46       03/30/2007            130,487
         27,259    GRAMPIAN FUNDING LLC++                                                  5.23       10/02/2006             27,259

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        18,173    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.48%      05/15/2007    $        18,179
         31,802    HBOS TREASURY SERVICES PLC+/-++                                         5.58       01/12/2007             31,820
        127,435    HSBC BANK USA+/-                                                        5.41       12/14/2006            127,457
        318,019    IBM CORPORATION SERIES MTN+/-                                           5.36       06/28/2007            318,185
         22,888    ING AMERICA INSURANCE HOLDINGS INCORPORATED                             5.33       10/10/2006             22,862
        590,607    ING USA ANNUITY & LIFE INSURANCE+/-                                     5.40       09/17/2007            590,607
        227,157    INTESA BANK IRELAND PLC SERIES BKNT+/-++                                5.33       10/25/2007            227,136
         32,711    JUPITER SECURITIZATION CORPORATION++                                    5.34       10/13/2006             32,658
        110,852    K2 (USA) LLC                                                            5.34       11/10/2006            110,222
        136,294    KAUPTHING BANK SERIES MTN+/-++                                          5.39       03/20/2007            136,210
         32,274    KESTREL FUNDING (US) LLC++                                              5.36       10/05/2006             32,260
         38,962    KESTREL FUNDING (US) LLC                                                5.35       10/06/2006             38,939
         83,957    KLIO FUNDING CORPORATION++                                              5.39       11/03/2006             83,565
        183,016    KLIO III FUNDING CORPORATION++                                          5.30       10/19/2006            182,562
        158,692    KLIO III FUNDING CORPORATION++                                          5.41       10/20/2006            158,276
         15,874    LIBERTY STREET FUNDING CORPORATION                                      5.35       10/25/2006             15,820
         18,173    LIBERTY STREET FUNDING CORPORATION                                      5.34       11/15/2006             18,056
        227,157    LIQUID FUNDING LIMITED                                                  5.34       10/10/2006            226,891
        136,294    LIQUID FUNDING LIMITED+/-++                                             5.29       12/01/2006            136,294
        227,157    LIQUID FUNDING LIMITED++                                                5.35       12/07/2006            224,978
        136,294    LIQUID FUNDING LIMITED                                                  5.49       12/28/2006            134,571
         54,518    LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.34       02/20/2007             54,526
         90,863    MBIA GLOBAL FUNDING LLC+/-++                                            5.33       02/20/2007             90,867
        456,585    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   5.66       10/27/2006            456,667
         13,629    MONT BLANC CAPITAL CORPORATION                                          5.35       10/27/2006             13,580
        272,588    MORGAN STANLEY+/-                                                       5.45       10/10/2006            272,588
         51,337    MORGAN STANLEY+/-                                                       5.50       11/09/2006             51,345
         54,245    MORGAN STANLEY+/-                                                       5.55       11/24/2006             54,261
        152,876    MORGAN STANLEY+/-                                                       5.64       01/12/2007            152,950
        227,157    MORGAN STANLEY+/-                                                       5.61       07/27/2007            227,416
         42,024    MORGAN STANLEY SERIES EXL+/-                                            5.39       10/15/2007             42,031
         49,974    NATIONWIDE BUILDING SOCIETY+/-++                                        5.51       12/11/2006             49,993
        162,780    NATIONWIDE BUILDING SOCIETY+/-++                                        5.61       07/20/2007            162,979
        127,208    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.34       10/02/2006            127,208
          9,731    NORTH SEA FUNDING LLC                                                   5.42       10/23/2006              9,702
        142,336    NORTH SEA FUNDING LLC                                                   5.33       11/09/2006            141,548
        454,313    NORTHERN ROCK PLC+/-++SS.                                               5.33       11/05/2007            454,359
        136,294    PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.31       10/15/2006            136,294
         36,754    RACERS TRUST SERIES 2004-6-MM+/-++                                      5.35       09/22/2006             36,759
        362,851    REGENCY MARKETS #1 LLC++                                                5.34       10/06/2006            362,637
         17,591    REGENCY MARKETS #1 LLC++                                                5.34       10/16/2006             17,555
        454,313    SCALDIS CAPITAL LIMITED                                                 5.32       10/31/2006            452,387
        181,725    SLM CORPORATION+/-++                                                    5.33       10/12/2007            181,773
        154,467    STANFIELD VICTORIA FUNDING LLC                                          5.40       11/27/2006            153,208
        105,065    TANGO FINANCE CORPORATION SERIES MTN+/-++                               5.39       10/25/2006            105,068
        217,371    THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++                   5.30       10/06/2006            217,243
         10,140    THUNDER BAY FUNDING LLC++                                               5.34       10/31/2006             10,097
         10,667    TICONDEROGA FUNDING LLC++                                               5.35       10/12/2006             10,652

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        52,528    TRAVELERS INSURANCE COMPANY+/-                                          5.40%      02/09/2007    $        52,527
        227,157    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34       06/15/2007            227,161
        227,157    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34       03/09/2007            227,193
        299,847    UNITEDHEALTH GROUP INCORPORATED                                         5.42       10/31/2006            298,575
         18,173    VERSAILLES CDS LLC++                                                    5.35       10/20/2006             18,125
        136,639    WHISTLEJACKET CAPITAL LIMITED                                           5.31       10/16/2006            136,359
         42,996    WHITE PINE FINANCE LLC                                                  5.30       10/02/2006             42,996
        158,992    WHITE PINE FINANCE LLC                                                  5.31       10/16/2006            158,660

                                                                                                                         20,693,965
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,086,970)                                                               21,086,970
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.18%
      4,075,123    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           4,075,123
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,075,123)                                                                            4,075,123
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $182,814,041)*                               111.30%                                                          $   208,191,944

OTHER ASSETS AND LIABILITIES, NET                  (11.30)                                                              (21,134,643)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   187,057,301
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,075,123.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $182,814,041 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                              $26,590,113
         GROSS UNREALIZED DEPRECIATION                               (1,212,210)
                                                                    -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                 $25,377,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                      SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.98%

BUSINESS SERVICES - 1.41%
             32    CA INCORPORATED                                                                                  $           758
        524,400    MICROSOFT CORPORATION                                                                                 14,331,852

                                                                                                                         14,332,610
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 13.07%
        495,975    ABBOTT LABORATORIES<<                                                                                 24,084,546
        152,972    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 10,152,752
        179,250    COLGATE-PALMOLIVE COMPANY                                                                             11,131,425
        562,734    E.I. DU PONT DE NEMOURS & COMPANY                                                                     24,107,525
        774,735    PFIZER INCORPORATED                                                                                   21,971,485
        360,260    PROCTER & GAMBLE COMPANY                                                                              22,328,915
        195,981    ROHM & HAAS COMPANY                                                                                    9,279,700
        190,900    WYETH                                                                                                  9,705,356

                                                                                                                        132,761,704
                                                                                                                    ---------------

COMMUNICATIONS - 4.19%
        104,150    ALLTEL CORPORATION                                                                                     5,780,325
        444,715    AT&T INCORPORATED<<                                                                                   14,479,920
        561,986    VERIZON COMMUNICATIONS INCORPORATED                                                                   20,866,540
        107,683    WINDSTREAM CORPORATION                                                                                 1,420,339

                                                                                                                         42,547,124
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 15.70%
        555,780    BANK OF AMERICA CORPORATION                                                                           29,773,135
        856,190    CITIGROUP INCORPORATED                                                                                42,526,957
        281,700    FIFTH THIRD BANCORP                                                                                   10,727,136
        513,365    JPMORGAN CHASE & COMPANY                                                                              24,107,620
        330,050    NORTH FORK BANCORPORATION INCORPORATED                                                                 9,452,632
        628,731    US BANCORP                                                                                            20,886,444
        393,065    WACHOVIA CORPORATION<<                                                                                21,933,027

                                                                                                                        159,406,951
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.80%
        467,770    MCDONALD'S CORPORATION                                                                                18,299,162
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.30%
          1,850    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              67,285
        169,358    DOMINION RESOURCES INCORPORATED                                                                       12,954,193
          2,700    EDISON INTERNATIONAL                                                                                     112,428
          2,300    EXELON CORPORATION                                                                                       139,242
        190,545    FIRSTENERGY CORPORATION                                                                               10,643,844
        308,170    FPL GROUP INCORPORATED                                                                                13,867,650
         48,500    KINDER MORGAN INCORPORATED                                                                             5,085,225
        388,800    MDU RESOURCES GROUP INCORPORATED                                                                       8,685,792
          3,200    ONEOK INCORPORATED                                                                                       120,928
        201,215    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          12,312,346

                                                                                                                         63,988,933
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.81%
        296,000    CISCO SYSTEMS INCORPORATED+                                                                      $     6,808,000
        171,575    EMERSON ELECTRIC COMPANY                                                                              14,388,280
        949,994    GENERAL ELECTRIC COMPANY                                                                              33,534,788
        658,250    INTEL CORPORATION                                                                                     13,540,203
        452,460    MOTOROLA INCORPORATED                                                                                 11,311,500
        500,370    NOKIA OYJ ADR                                                                                          9,852,285

                                                                                                                         89,435,056
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.50%
        338,560    FORTUNE BRANDS INCORPORATED                                                                           25,429,242
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.16%
        336,795    PEPSICO INCORPORATED                                                                                  21,979,242
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.81%
        148,204    FEDERATED DEPARTMENT STORES INCORPORATED                                                               6,403,895
        401,245    TARGET CORPORATION                                                                                    22,168,786

                                                                                                                         28,572,681
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.26%
        205,191    3M COMPANY                                                                                            15,270,314
        423,795    HEWLETT-PACKARD COMPANY                                                                               15,549,039
        151,942    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           12,450,127

                                                                                                                         43,269,480
                                                                                                                    ---------------

INSURANCE CARRIERS - 7.93%
        239,395    ALLSTATE CORPORATION                                                                                  15,017,248
        317,793    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             21,056,964
        279,930    METLIFE INCORPORATED                                                                                  15,866,432
        608,750    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                             28,544,288

                                                                                                                         80,484,932
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.58%
         96,800    BAXTER INTERNATIONAL INCORPORATED                                                                      4,400,528
        100,959    BECTON DICKINSON & COMPANY                                                                             7,134,773
        141,300    BIOMET INCORPORATED                                                                                    4,548,447

                                                                                                                         16,083,748
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.78%
        277,565    JOHNSON & JOHNSON                                                                                     18,025,071
                                                                                                                    ---------------

MOTION PICTURES - 1.74%
        601,150    TIME WARNER INCORPORATED<<                                                                            10,958,965
        216,190    WALT DISNEY COMPANY<<                                                                                  6,682,433

                                                                                                                         17,641,398
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.09%
        379,085    AMERICAN EXPRESS COMPANY                                                                              21,259,087
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 1.73%
          2,000    ANADARKO PETROLEUM CORPORATION                                                                   $        87,660
        327,000    HALLIBURTON COMPANY                                                                                    9,303,150
          2,200    SCHLUMBERGER LIMITED                                                                                     136,466
        182,700    TIDEWATER INCORPORATED<<                                                                               8,073,513

                                                                                                                         17,600,789
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.11%
        206,758    BP PLC ADR<<                                                                                          13,559,190
        445,370    CHEVRON CORPORATION                                                                                   28,886,698
        405,050    CONOCOPHILLIPS                                                                                        24,112,627
        538,786    EXXON MOBIL CORPORATION                                                                               36,152,541

                                                                                                                        102,711,056
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.56%
         59,147    AMERIPRISE FINANCIAL INCORPORATED                                                                      2,773,994
        458,100    MORGAN STANLEY                                                                                        33,400,071

                                                                                                                         36,174,065
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.70%
        225,600    ALTRIA GROUP INCORPORATED                                                                             17,269,680
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.55%
        359,480    HONEYWELL INTERNATIONAL INCORPORATED                                                                  14,702,732
        177,000    UNITED TECHNOLOGIES CORPORATION                                                                       11,212,950

                                                                                                                         25,915,682
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.20%
        365,000    SYSCO CORPORATION                                                                                     12,209,247
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $745,473,515)                                                                               1,005,396,940
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
      1,221,135    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,221,135
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.33%
$       179,447    ALLIANCE & LEICESTER PLC                                                5.47%      10/25/2006            178,844
        254,094    AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.36       10/15/2007            254,216
         28,233    AQUINAS FUNDING LLC++                                                   5.36       12/11/2006             27,946
        705,816    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       10/20/2006            705,816
      1,411,632    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       11/03/2006          1,411,632
        705,816    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       12/22/2006            705,816
        705,816    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.31       04/25/2007            705,844
        775,861    ATOMIUM FUNDING CORPORATION++                                           5.38       11/03/2006            772,238
        705,816    BANCO SANTANDER TOTTA LN+/-++                                           5.33       10/16/2007            705,795
        705,816    BANK OF AMERICA NA SERIES BKNT+/-                                       5.42       06/19/2007            705,908
        465,839    BANK ONE NA ILLINOIS SERIES BKNT+/-                                     5.55       01/12/2007            465,988
        846,979    BEAR STEARNS & COMPANY+/-                                               5.43       10/04/2006            846,979

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       169,396    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66%       01/16/2007    $       169,499
        324,308    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006            323,553
        705,816    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006            703,240
        705,816    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006            698,229
         28,233    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006             28,195
         94,579    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006             94,247
        564,653    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006            561,112
        162,309    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006            162,262
        323,094    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006            323,046
        520,892    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        11/17/2006            517,402
        259,881    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006            257,428
      1,411,632    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006          1,409,571
      1,411,632    CHEYNE FINANCE LLC                                                     5.30        10/13/2006          1,409,359
        705,816    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007            705,844
      6,549,432    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $6,552,390)             5.42        10/02/2006          6,549,432
        847,826    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006            846,707
        141,163    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006            141,080
         31,056    CULLINAN FINANCE CORPORATION++                                         5.34        10/12/2006             31,011
         22,586    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006             22,517
        705,816    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006            705,887
      1,411,632    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007          1,411,533
        705,816    DEER VALLEY FUNDING LLC                                                5.31        10/12/2006            704,786
         28,233    EDISON ASSET SECURITIZATION LLC                                        5.44        12/11/2006             27,946
      1,772,135    FAIRWAY FINANCE CORPORATION++                                          5.38        10/02/2006          1,772,135
         50,903    FAIRWAY FINANCE CORPORATION                                            5.35        10/23/2006             50,748
      8,469,793    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $8,473,626)          5.43        10/02/2006          8,469,793
        142,857    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36        10/12/2006            142,649
         62,112    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50        10/27/2006             61,885
         35,291    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46        11/06/2006             35,111
        414,258    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        11/15/2006            411,598
         35,291    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49        11/27/2006             35,003
         45,172    GEMINI SECURITIZATION LLC++                                            5.35        10/30/2006             44,987
        684,359    GEORGE STREET FINANCE LLC++                                            5.36        10/12/2006            683,360
      1,134,388    GEORGE STREET FINANCE LLC++                                            5.33        10/16/2006          1,132,062
        589,356    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66        10/27/2006            589,474
        405,138    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007            405,446
         84,698    GRAMPIAN FUNDING LLC++                                                 5.23        10/02/2006             84,698
         56,465    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48        05/15/2007             56,485
         98,814    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007             98,871
        395,963    HSBC BANK USA+/-                                                       5.41        12/14/2006            396,030
        988,143    IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007            988,656
         71,118    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33        10/10/2006             71,035
      1,835,122    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/17/2007          1,835,122
        705,816    INTESA BANK IRELAND PLC SERIES BKNT+/-++                               5.33        10/25/2007            705,753
        101,638    JUPITER SECURITIZATION CORPORATION++                                   5.34        10/13/2006            101,474
        344,438    K2 (USA) LLC                                                           5.34        11/10/2006            342,478
        423,490    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007            423,227

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       100,282    KESTREL FUNDING (US) LLC++                                              5.36%      10/05/2006    $       100,238
        121,062    KESTREL FUNDING (US) LLC                                                5.35       10/06/2006            120,990
        260,870    KLIO FUNDING CORPORATION++                                              5.39       11/03/2006            259,651
        568,662    KLIO III FUNDING CORPORATION++                                          5.30       10/19/2006            567,252
        493,083    KLIO III FUNDING CORPORATION++                                          5.41       10/20/2006            491,791
         49,322    LIBERTY STREET FUNDING CORPORATION                                      5.35       10/25/2006             49,157
         56,465    LIBERTY STREET FUNDING CORPORATION                                      5.34       11/15/2006             56,103
        705,816    LIQUID FUNDING LIMITED                                                  5.34       10/10/2006            704,990
        423,490    LIQUID FUNDING LIMITED+/-++                                             5.29       12/01/2006            423,490
        705,816    LIQUID FUNDING LIMITED++                                                5.35       12/07/2006            699,047
        423,490    LIQUID FUNDING LIMITED                                                  5.49       12/28/2006            418,137
        169,396    LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.34       02/20/2007            169,421
        282,326    MBIA GLOBAL FUNDING LLC+/-++                                            5.33       02/20/2007            282,341
      1,418,690    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   5.66       10/27/2006          1,418,946
         42,349    MONT BLANC CAPITAL CORPORATION                                          5.35       10/27/2006             42,194
        846,979    MORGAN STANLEY+/-                                                       5.45       10/10/2006            846,979
        159,514    MORGAN STANLEY+/-                                                       5.50       11/09/2006            159,538
        168,549    MORGAN STANLEY+/-                                                       5.55       11/24/2006            168,599
        475,014    MORGAN STANLEY+/-                                                       5.64       01/12/2007            475,242
        705,816    MORGAN STANLEY+/-                                                       5.61       07/27/2007            706,621
        130,576    MORGAN STANLEY SERIES EXL+/-                                            5.39       10/15/2007            130,597
        155,280    NATIONWIDE BUILDING SOCIETY+/-++                                        5.51       12/11/2006            155,339
        505,788    NATIONWIDE BUILDING SOCIETY+/-++                                        5.61       07/20/2007            506,405
        395,257    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.34       10/02/2006            395,257
         30,237    NORTH SEA FUNDING LLC                                                   5.42       10/23/2006             30,145
        442,264    NORTH SEA FUNDING LLC                                                   5.33       11/09/2006            439,814
      1,411,632    NORTHERN ROCK PLC+/-++SS.                                               5.33       11/05/2007          1,411,773
        423,490    PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.31       10/15/2006            423,490
        114,201    RACERS TRUST SERIES 2004-6-MM+/-++                                      5.35       09/22/2006            114,217
      1,127,442    REGENCY MARKETS #1 LLC++                                                5.34       10/06/2006          1,126,777
         54,658    REGENCY MARKETS #1 LLC++                                                5.34       10/16/2006             54,546
      1,411,632    SCALDIS CAPITAL LIMITED                                                 5.32       10/31/2006          1,405,647
        564,653    SLM CORPORATION+/-++                                                    5.33       10/12/2007            564,800
        479,955    STANFIELD VICTORIA FUNDING LLC                                          5.40       11/27/2006            476,043
        326,454    TANGO FINANCE CORPORATION SERIES MTN+/-++                               5.39       10/25/2006            326,464
        675,410    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.30       10/06/2006            675,011
         31,508    THUNDER BAY FUNDING LLC++                                               5.34       10/31/2006             31,374
         33,145    TICONDEROGA FUNDING LLC++                                               5.35       10/12/2006             33,097
        163,213    TRAVELERS INSURANCE COMPANY+/-                                          5.40       02/09/2007            163,210
        705,816    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34       06/15/2007            705,830
        705,816    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34       03/09/2007            705,929
        931,677    UNITEDHEALTH GROUP INCORPORATED                                         5.42       10/31/2006            927,727
         56,465    VERSAILLES CDS LLC++                                                    5.35       10/20/2006             56,317
        424,562    WHISTLEJACKET CAPITAL LIMITED                                           5.31       10/16/2006            423,692
        133,597    WHITE PINE FINANCE LLC                                                  5.30       10/02/2006            133,597
        494,015    WHITE PINE FINANCE LLC                                                  5.31       10/16/2006            493,002

                                                                                                                         64,299,815
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,520,950)                                                          $    65,520,950
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.54%
      5,438,592   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            5,438,592
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,438,592)                                                                            5,438,592
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $816,433,057)*                               105.97%                                                          $ 1,076,356,482

OTHER ASSETS AND LIABILITIES, NET                   (5.97)                                                              (60,634,197)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 1,015,722,285
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,438,592.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $816,524,865 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                             $269,270,604
         GROSS UNREALIZED DEPRECIATION                               (9,438,987)
                                                                   ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                $259,831,617

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.05%

BUSINESS SERVICES - 0.84%
        193,800    SYMANTEC CORPORATION+                                                                            $     4,124,064
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.84%
         45,400    ALBEMARLE CORPORATION                                                                                  2,466,582
         53,400    E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,287,656
        213,800    MERCK & COMPANY INCORPORATED                                                                           8,958,220
        582,300    PFIZER INCORPORATED<<                                                                                 16,514,028
        132,900    PROCTER & GAMBLE COMPANY<<                                                                             8,237,142

                                                                                                                         38,463,628
                                                                                                                    ---------------

COMMUNICATIONS - 6.74%
        441,100    AT&T INCORPORATED<<                                                                                   14,362,216
        222,900    COMCAST CORPORATION CLASS A<<+                                                                         8,213,865
        329,600    LEVEL 3 COMMUNICATIONS INCORPORATED<<+                                                                 1,763,360
        234,500    VERIZON COMMUNICATIONS INCORPORATED                                                                    8,706,985

                                                                                                                         33,046,426
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 12.89%
        434,800    BANK OF AMERICA CORPORATION                                                                           23,292,236
        306,800    CITIGROUP INCORPORATED                                                                                15,238,756
        303,200    JPMORGAN CHASE & COMPANY                                                                              14,238,272
         62,800    KEYCORP                                                                                                2,351,232
        136,500    THE COLONIAL BANCGROUP INCORPORATED<<                                                                  3,344,250
         85,000    WACHOVIA CORPORATION<<                                                                                 4,743,000

                                                                                                                         63,207,746
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.07%
        133,700    MCDONALD'S CORPORATION                                                                                 5,230,344
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.69%
        130,200    EXELON CORPORATION<<                                                                                   7,882,308
        111,300    FPL GROUP INCORPORATED<<                                                                               5,008,500
         67,000    ONEOK INCORPORATED                                                                                     2,531,930
        229,800    PPL CORPORATION                                                                                        7,560,420

                                                                                                                         22,983,158
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.29%
         65,600    ADVANCED MICRO DEVICES INCORPORATED<<+                                                                 1,630,160
         90,200    BROADCOM CORPORATION CLASS A<<+                                                                        2,736,668
        116,500    CISCO SYSTEMS INCORPORATED+                                                                            2,679,500
        139,000    GENERAL ELECTRIC COMPANY                                                                               4,906,700
         94,300    HARRIS CORPORATION                                                                                     4,195,407

                                                                                                                         16,148,435
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.74%
         78,100    ARCHER-DANIELS-MIDLAND COMPANY                                                                         2,958,428
        246,700    COCA-COLA ENTERPRISES INCORPORATED                                                                     5,138,761
         36,400    FOMENTO ECONOMICO MEXICANO SA DE CV                                                                    3,528,616

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
         99,400    H.J. HEINZ COMPANY                                                                               $     4,167,842
         72,000    KRAFT FOODS INCORPORATED CLASS A<<                                                                     2,567,520

                                                                                                                         18,361,167
                                                                                                                    ---------------

FOOD STORES - 0.86%
        139,000    SAFEWAY INCORPORATED                                                                                   4,218,650
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 5.57%
        138,500    FAMILY DOLLAR STORES INCORPORATED                                                                      4,049,740
         80,400    FEDERATED DEPARTMENT STORES INCORPORATED                                                               3,474,084
        141,000    JC PENNEY COMPANY INCORPORATED                                                                         9,642,990
         15,300    SEARS HOLDINGS CORPORATION<<+                                                                          2,418,777
        276,400    TJX COMPANIES INCORPORATED                                                                             7,747,492

                                                                                                                         27,333,083
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.30%
        277,500    HOST HOTELS & RESORTS INCORPORATED                                                                     6,363,075
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.88%
        138,800    HEWLETT-PACKARD COMPANY                                                                                5,092,572
         42,300    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,466,062
         86,100    LAM RESEARCH CORPORATION+                                                                              3,902,913
        145,000    TEREX CORPORATION<<+                                                                                   6,556,900

                                                                                                                         19,018,447
                                                                                                                    ---------------

INSURANCE CARRIERS - 10.72%
         96,700    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              6,407,342
        136,200    ASSURANT INCORPORATED                                                                                  7,274,442
         67,300    CIGNA CORPORATION                                                                                      7,828,336
         72,800    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         6,315,400
         76,800    LINCOLN NATIONAL CORPORATION                                                                           4,767,744
        133,700    LOEWS CORPORATION                                                                                      5,067,230
        144,400    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              6,770,916
         69,100    UNITEDHEALTH GROUP INCORPORATED                                                                        3,399,720
         61,800    WELLPOINT INCORPORATED+                                                                                4,761,690

                                                                                                                         52,592,820
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.65%
         68,200    TRIMBLE NAVIGATION LIMITED+                                                                            3,210,856
                                                                                                                    ---------------

METAL MINING - 2.07%
         71,300    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    3,797,438
         48,500    IPSCO INCORPORATED                                                                                     4,203,495
         25,600    PHELPS DODGE CORPORATION                                                                               2,168,320

                                                                                                                         10,169,253
                                                                                                                    ---------------

MOTION PICTURES - 1.29%
        205,200    WALT DISNEY COMPANY<<                                                                                  6,342,732
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 4.82%
        566,100    CHESAPEAKE ENERGY CORPORATION                                                                    $    16,405,578
         99,700    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               7,215,289

                                                                                                                         23,620,867
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.49%
         37,100    KIMBERLY-CLARK CORPORATION<<                                                                           2,424,856
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.36%
         91,700    CHEVRON CORPORATION                                                                                    5,947,662
        311,000    EXXON MOBIL CORPORATION                                                                               20,868,100
         31,700    SUNOCO INCORPORATED                                                                                    1,971,423
        142,000    VALERO ENERGY CORPORATION                                                                              7,308,740

                                                                                                                         36,095,925
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.06%
        124,000    ALCOA INCORPORATED                                                                                     3,476,960
         27,500    PRECISION CASTPARTS CORPORATION                                                                        1,736,900

                                                                                                                          5,213,860
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.81%
        120,576    CSX CORPORATION                                                                                        3,958,510
                                                                                                                    ---------------

REAL ESTATE - 1.36%
         77,800    JONES LANG LASALLE INCORPORATED                                                                        6,650,344
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.60%
         57,400    BEAR STEARNS COMPANIES INCORPORATED                                                                    8,041,740
        263,300    E*TRADE FINANCIAL CORPORATION+                                                                         6,298,136
        115,400    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                 9,026,588
         56,500    MORGAN STANLEY                                                                                         4,119,415

                                                                                                                         27,485,879
                                                                                                                    ---------------

TOBACCO PRODUCTS - 2.58%
        136,600    ALTRIA GROUP INCORPORATED                                                                             10,456,730
         39,900    LOEWS CORPORATION - CAROLINA GROUP                                                                     2,210,061

                                                                                                                         12,666,791
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.53%
         38,000    JOHNSON CONTROLS INCORPORATED                                                                          2,726,120
        125,850    TRINITY INDUSTRIES INCORPORATED<<                                                                      4,048,595
         89,200    UNITED TECHNOLOGIES CORPORATION                                                                        5,650,820

                                                                                                                         12,425,535
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.00%
         99,200    AIRGAS INCORPORATED                                                                                    3,588,064
        124,600    AMERISOURCEBERGEN CORPORATION                                                                          5,631,920
         36,000    MCKESSON CORPORATION                                                                                   1,897,920
         59,700    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,588,567

                                                                                                                         14,706,471
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $426,276,117)                                                                                 476,062,922
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 15.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
      1,383,278    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  $     1,383,278
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 14.85%
$       203,274    ALLIANCE & LEICESTER PLC                                               5.47%       10/25/2006            202,591
        287,833    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        10/15/2007            287,971
         31,981    AQUINAS FUNDING LLC++                                                  5.36        12/11/2006             31,656
        799,535    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        10/20/2006            799,535
      1,599,070    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        11/03/2006          1,599,070
        799,535    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        12/22/2006            799,535
        799,535    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.31        04/25/2007            799,567
        878,881    ATOMIUM FUNDING CORPORATION++                                          5.38        11/03/2006            874,776
        799,535    BANCO SANTANDER TOTTA LN+/-++                                          5.33        10/16/2007            799,511
        799,535    BANK OF AMERICA NA SERIES BKNT+/-                                      5.42        06/19/2007            799,639
        527,693    BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.55        01/12/2007            527,862
        959,442    BEAR STEARNS & COMPANY+/-                                              5.43        10/04/2006            959,442
        191,888    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66        01/16/2007            192,005
        367,370    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006            366,514
        799,535    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006            796,617
        799,535    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006            790,940
         31,981    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006             31,939
        107,138    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006            106,762
        639,628    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006            635,618
        183,861    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006            183,808
        365,995    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006            365,940
        590,057    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        11/17/2006            586,103
        294,389    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006            291,610
      1,599,070    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006          1,596,735
      1,599,070    CHEYNE FINANCE LLC                                                     5.30        10/13/2006          1,596,495
        799,535    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007            799,567
      7,419,072    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $7,422,423)             5.42        10/02/2006          7,419,072
        960,401    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006            959,134
        159,907    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006            159,813
         35,180    CULLINAN FINANCE CORPORATION++                                         5.34        10/12/2006             35,128
         25,585    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006             25,507
        799,535    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006            799,615
      1,599,070    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007          1,598,958
        799,535    DEER VALLEY FUNDING LLC                                                5.31        10/12/2006            798,368
         31,981    EDISON ASSET SECURITIZATION LLC                                        5.44        12/11/2006             31,656
      2,007,440    FAIRWAY FINANCE CORPORATION++                                          5.38        10/02/2006          2,007,440
         57,662    FAIRWAY FINANCE CORPORATION                                            5.35        10/23/2006             57,486
      9,594,420    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,598,761)          5.43        10/02/2006          9,594,420
        161,826    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36        10/12/2006            161,590
         70,359    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50        10/27/2006             70,102
         39,977    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46        11/06/2006             39,773
        469,263    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        11/15/2006            466,250

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
       $ 39,977    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49%       11/27/2006    $        39,651
         51,170    GEMINI SECURITIZATION LLC++                                            5.35        10/30/2006             50,961
        775,229    GEORGE STREET FINANCE LLC++                                            5.36        10/12/2006            774,097
      1,285,013    GEORGE STREET FINANCE LLC++                                            5.33        10/16/2006          1,282,378
        667,612    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66        10/27/2006            667,745
        458,933    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007            459,282
         95,944    GRAMPIAN FUNDING LLC++                                                 5.23        10/02/2006             95,944
         63,963    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48        05/15/2007             63,985
        111,935    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007            111,999
        448,539    HSBC BANK USA+/-                                                       5.41        12/14/2006            448,615
      1,119,349    IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007          1,119,931
         80,561    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33        10/10/2006             80,467
      2,078,791    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/17/2007          2,078,791
        799,535    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.33        10/25/2007            799,463
        115,133    JUPITER SECURITIZATION CORPORATION++                                   5.34        10/13/2006            114,948
        390,173    K2 (USA) LLC                                                           5.34        11/10/2006            387,953
        479,721    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007            479,424
        113,598    KESTREL FUNDING (US) LLC++                                             5.36        10/05/2006            113,548
        137,136    KESTREL FUNDING (US) LLC                                               5.35        10/06/2006            137,055
        295,508    KLIO FUNDING CORPORATION++                                             5.39        11/03/2006            294,128
        644,169    KLIO III FUNDING CORPORATION++                                         5.30        10/19/2006            642,572
        558,555    KLIO III FUNDING CORPORATION++                                         5.41        10/20/2006            557,092
         55,872    LIBERTY STREET FUNDING CORPORATION                                     5.35        10/25/2006             55,684
         63,963    LIBERTY STREET FUNDING CORPORATION                                     5.34        11/15/2006             63,552
        799,535    LIQUID FUNDING LIMITED                                                 5.34        10/10/2006            798,600
        479,721    LIQUID FUNDING LIMITED+/-++                                            5.29        12/01/2006            479,721
        799,535    LIQUID FUNDING LIMITED++                                               5.35        12/07/2006            791,867
        479,721    LIQUID FUNDING LIMITED                                                 5.49        12/28/2006            473,657
        191,888    LIQUID FUNDING LIMITED SERIES MTN+/-++                                 5.34        02/20/2007            191,917
        319,814    MBIA GLOBAL FUNDING LLC+/-++                                           5.33        02/20/2007            319,830
      1,607,065    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  5.66        10/27/2006          1,607,355
         47,972    MONT BLANC CAPITAL CORPORATION                                         5.35        10/27/2006             47,797
        959,442    MORGAN STANLEY+/-                                                      5.45        10/10/2006            959,442
        180,695    MORGAN STANLEY+/-                                                      5.50        11/09/2006            180,722
        190,929    MORGAN STANLEY+/-                                                      5.55        11/24/2006            190,986
        538,087    MORGAN STANLEY+/-                                                      5.64        01/12/2007            538,345
        799,535    MORGAN STANLEY+/-                                                      5.61        07/27/2007            800,446
        147,914    MORGAN STANLEY SERIES EXL+/-                                           5.39        10/15/2007            147,938
        175,898    NATIONWIDE BUILDING SOCIETY+/-++                                       5.51        12/11/2006            175,965
        572,947    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            573,646
        447,740    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.34        10/02/2006            447,740
         34,252    NORTH SEA FUNDING LLC                                                  5.42        10/23/2006             34,147
        500,989    NORTH SEA FUNDING LLC                                                  5.33        11/09/2006            498,213
      1,599,070    NORTHERN ROCK PLC+/-++SS.                                              5.33        11/05/2007          1,599,230
        479,721    PARAGON MORTGAGES PLC SERIES 12A+/-++                                  5.31        10/15/2006            479,721
        129,365    RACERS TRUST SERIES 2004-6-MM+/-++                                     5.35        09/22/2006            129,383
      1,277,145    REGENCY MARKETS #1 LLC++                                               5.34        10/06/2006          1,276,392

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL           SECURITY NAME                                                         RATE      MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        61,916    REGENCY MARKETS #1 LLC++                                               5.34%       10/16/2006    $        61,789
      1,599,070    SCALDIS CAPITAL LIMITED                                                5.32        10/31/2006          1,592,290
        639,628    SLM CORPORATION+/-++                                                   5.33        10/12/2007            639,794
        543,684    STANFIELD VICTORIA FUNDING LLC                                         5.40        11/27/2006            539,253
        369,801    TANGO FINANCE CORPORATION SERIES MTN+/-++                              5.39        10/25/2006            369,812
        765,091    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30        10/06/2006            764,640
         35,691    THUNDER BAY FUNDING LLC++                                              5.34        10/31/2006             35,540
         37,546    TICONDEROGA FUNDING LLC++                                              5.35        10/12/2006             37,491
        184,884    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007            184,881
        799,535    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34        06/15/2007            799,551
        799,535    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34        03/09/2007            799,663
      1,055,386    UNITEDHEALTH GROUP INCORPORATED                                        5.42        10/31/2006          1,050,911
         63,963    VERSAILLES CDS LLC++                                                   5.35        10/20/2006             63,795
        480,936    WHISTLEJACKET CAPITAL LIMITED                                          5.31        10/16/2006            479,950
        151,336    WHITE PINE FINANCE LLC                                                 5.30        10/02/2006            151,336
        559,611    WHITE PINE FINANCE LLC                                                 5.31        10/16/2006            558,464

                                                                                                                         72,837,605
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,220,883)                                                               74,220,883
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 3.20%
     15,686,954    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          15,686,954
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,686,954)                                                                          15,686,954
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $516,183,954)*                               115.38%                                                          $   565,970,759

OTHER ASSETS AND LIABILITIES, NET                  (15.38)                                                              (75,455,374)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   490,515,385
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,686,954.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $516,727,133 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                              $57,872,423
         GROSS UNREALIZED DEPRECIATION                               (8,628,797)
                                                                    -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                 $49,243,626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.38%

AMUSEMENT & RECREATION SERVICES - 0.22%
         39,117    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $     2,598,542
         71,450    INTERNATIONAL GAME TECHNOLOGY                                                                          2,965,175

                                                                                                                          5,563,717
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.41%
        113,368    GAP INCORPORATED                                                                                       2,148,324
         68,922    KOHL'S CORPORATION+                                                                                    4,474,416
         71,504    LIMITED BRANDS                                                                                         1,894,141
         48,080    NORDSTROM INCORPORATED                                                                                 2,033,784

                                                                                                                         10,550,665
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
         23,751    JONES APPAREL GROUP INCORPORATED                                                                         770,482
         21,719    LIZ CLAIBORNE INCORPORATED                                                                               858,118
         18,680    VF CORPORATION                                                                                         1,362,706

                                                                                                                          2,991,306
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
         32,282    AUTONATION INCORPORATED<<+                                                                               674,694
         11,104    AUTOZONE INCORPORATED<<+                                                                               1,147,043

                                                                                                                          1,821,737
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
         13,047    RYDER SYSTEM INCORPORATED                                                                                674,269
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.24%
         24,951    CENTEX CORPORATION<<                                                                                   1,312,922
         57,346    D.R. HORTON INCORPORATED                                                                               1,373,437
         16,532    KB HOME                                                                                                  724,102
         29,137    LENNAR CORPORATION CLASS A<<                                                                           1,318,449
         44,560    PULTE HOMES INCORPORATED<<                                                                             1,419,682

                                                                                                                          6,148,592
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
        434,513    HOME DEPOT INCORPORATED                                                                               15,759,787
        321,652    LOWE'S COMPANIES INCORPORATED                                                                          9,025,555
         23,722    SHERWIN-WILLIAMS COMPANY                                                                               1,323,213

                                                                                                                         26,108,555
                                                                                                                    ---------------

BUSINESS SERVICES - 6.15%
        121,926    ADOBE SYSTEMS INCORPORATED+                                                                            4,566,129
         24,961    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     1,294,477
         48,776    AUTODESK INCORPORATED+                                                                                 1,696,429
        116,956    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 5,536,697
         43,149    BMC SOFTWARE INCORPORATED<<+                                                                           1,174,516
         86,449    CA INCORPORATED<<                                                                                      2,047,977
         38,694    CITRIX SYSTEMS INCORPORATED+                                                                           1,401,110
         36,149    COMPUTER SCIENCES CORPORATION+                                                                         1,775,639

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         78,421    COMPUWARE CORPORATION+                                                                           $       610,900
         29,228    CONVERGYS CORPORATION+                                                                                   603,558
        247,308    EBAY INCORPORATED+                                                                                     7,013,655
         64,557    ELECTRONIC ARTS INCORPORATED+                                                                          3,594,534
        108,966    ELECTRONIC DATA SYSTEMS CORPORATION                                                                    2,671,846
         26,657    EQUIFAX INCORPORATED                                                                                     978,578
        161,078    FIRST DATA CORPORATION                                                                                 6,765,276
         36,678    FISERV INCORPORATED+                                                                                   1,727,167
         44,850    GOOGLE INCORPORATED CLASS A+                                                                          18,025,215
         42,418    IMS HEALTH INCORPORATED                                                                                1,130,016
         92,796    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           918,680
         71,932    INTUIT INCORPORATED<<+                                                                                 2,308,298
        119,099    JUNIPER NETWORKS INCORPORATED<<+                                                                       2,058,031
      1,818,262    MICROSOFT CORPORATION                                                                                 49,693,100
         27,023    MONSTER WORLDWIDE INCORPORATED+                                                                          977,962
         37,934    NCR CORPORATION+                                                                                       1,497,634
         71,367    NOVELL INCORPORATED+                                                                                     436,766
         36,166    OMNICOM GROUP INCORPORATED                                                                             3,385,138
        849,116    ORACLE CORPORATION<<+                                                                                 15,063,318
         23,503    PARAMETRIC TECHNOLOGY CORPORATION+                                                                       410,366
         36,063    ROBERT HALF INTERNATIONAL INCORPORATED                                                                 1,225,060
        738,753    SUN MICROSYSTEMS INCORPORATED+                                                                         3,671,602
        208,239    SYMANTEC CORPORATION<<+                                                                                4,431,326
         72,369    UNISYS CORPORATION+                                                                                      409,609
         51,605    VERISIGN INCORPORATED+                                                                                 1,042,421
        261,682    YAHOO! INCORPORATED<<+                                                                                 6,615,321

                                                                                                                        156,758,351
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 10.00%
        321,626    ABBOTT LABORATORIES<<                                                                                 15,618,159
         46,384    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  3,078,506
         16,428    ALBERTO-CULVER COMPANY CLASS B                                                                           831,093
        246,423    AMGEN INCORPORATED+                                                                                   17,626,637
         19,873    AVERY DENNISON CORPORATION                                                                             1,195,758
         94,242    AVON PRODUCTS INCORPORATED                                                                             2,889,460
         22,376    BARR PHARMACEUTICALS INCORPORATED+                                                                     1,162,209
         72,331    BIOGEN IDEC INCORPORATED<<+                                                                            3,231,749
        413,987    BRISTOL-MYERS SQUIBB COMPANY                                                                          10,316,556
         31,820    CLOROX COMPANY                                                                                         2,004,660
        108,714    COLGATE-PALMOLIVE COMPANY                                                                              6,751,139
        201,955    DOW CHEMICAL COMPANY                                                                                   7,872,206
        194,051    E.I. DU PONT DE NEMOURS & COMPANY                                                                      8,313,145
         17,317    EASTMAN CHEMICAL COMPANY                                                                                 935,464
         37,609    ECOLAB INCORPORATED                                                                                    1,610,417
        207,030    ELI LILLY & COMPANY                                                                                   11,800,710
         27,195    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            1,096,774
         66,936    FOREST LABORATORIES INCORPORATED+                                                                      3,387,631
         55,023    GENZYME CORPORATION+                                                                                   3,712,402

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         96,172    GILEAD SCIENCES INCORPORATED<<+                                                                  $     6,607,016
         33,051    HOSPIRA INCORPORATED+                                                                                  1,264,862
         16,606    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          656,601
         51,175    KING PHARMACEUTICALS INCORPORATED<<+                                                                     871,510
         50,403    MEDIMMUNE INCORPORATED+                                                                                1,472,272
        458,108    MERCK & COMPANY INCORPORATED                                                                          19,194,725
        114,268    MONSANTO COMPANY                                                                                       5,371,739
         44,378    MYLAN LABORATORIES INCORPORATED                                                                          893,329
      1,534,962    PFIZER INCORPORATED                                                                                   43,531,522
         34,771    PPG INDUSTRIES INCORPORATED                                                                            2,332,439
         67,861    PRAXAIR INCORPORATED                                                                                   4,014,657
        668,404    PROCTER & GAMBLE COMPANY                                                                              41,427,680
         30,219    ROHM & HAAS COMPANY                                                                                    1,430,870
        311,841    SCHERING-PLOUGH CORPORATION                                                                            6,888,568
         13,972    SIGMA-ALDRICH CORPORATION                                                                              1,057,261
        283,281    WYETH                                                                                                 14,402,006

                                                                                                                        254,851,732
                                                                                                                    ---------------

COAL MINING - 0.05%
         38,598    CONSOL ENERGY INCORPORATED                                                                             1,224,715
                                                                                                                    ---------------

COMMUNICATIONS - 4.31%
         81,710    ALLTEL CORPORATION                                                                                     4,534,905
        817,676    AT&T INCORPORATED<<                                                                                   26,623,531
         96,198    AVAYA INCORPORATED+                                                                                    1,100,505
        382,252    BELLSOUTH CORPORATION                                                                                 16,341,273
         24,506    CENTURYTEL INCORPORATED                                                                                  972,153
        104,478    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              3,014,190
        440,565    COMCAST CORPORATION CLASS A<<+                                                                        16,234,820
         31,391    EMBARQ CORPORATION<<                                                                                   1,518,383
        336,907    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                     2,937,829
        628,899    SPRINT NEXTEL CORPORATION                                                                             10,785,618
         52,818    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                         1,813,770
        610,225    VERIZON COMMUNICATIONS INCORPORATED                                                                   22,657,654
         99,804    WINDSTREAM CORPORATION                                                                                 1,316,415

                                                                                                                        109,851,046
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.85%
         72,090    AMSOUTH BANCORPORATION                                                                                 2,093,494
        952,767    BANK OF AMERICA CORPORATION                                                                           51,039,728
        160,650    BANK OF NEW YORK COMPANY INCORPORATED                                                                  5,664,519
        113,055    BB&T CORPORATION                                                                                       4,949,548
      1,040,776    CITIGROUP INCORPORATED                                                                                51,695,344
         34,147    COMERICA INCORPORATED                                                                                  1,943,647
         39,260    COMMERCE BANCORP INCORPORATED                                                                          1,441,235
         27,238    COMPASS BANCSHARES INCORPORATED                                                                        1,552,021
        117,445    FIFTH THIRD BANCORP                                                                                    4,472,306
         26,092    FIRST HORIZON NATIONAL CORPORATION                                                                       991,757

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         55,955    GOLDEN WEST FINANCIAL CORPORATION                                                                $     4,322,524
         50,004    HUNTINGTON BANCSHARES INCORPORATED                                                                     1,196,596
        730,788    JPMORGAN CHASE & COMPANY                                                                              34,317,804
         84,900    KEYCORP                                                                                                3,178,656
         16,358    M&T BANK CORPORATION                                                                                   1,962,306
         53,533    MARSHALL & ILSLEY CORPORATION                                                                          2,579,220
         86,614    MELLON FINANCIAL CORPORATION                                                                           3,386,607
        127,332    NATIONAL CITY CORPORATION<<                                                                            4,660,351
         98,066    NORTH FORK BANCORPORATION INCORPORATED                                                                 2,808,610
         39,451    NORTHERN TRUST CORPORATION                                                                             2,305,122
         61,987    PNC FINANCIAL SERVICES GROUP                                                                           4,490,338
         95,711    REGIONS FINANCIAL CORPORATION<<                                                                        3,521,208
         75,495    SOVEREIGN BANCORP INCORPORATED<<                                                                       1,623,903
         69,710    STATE STREET CORPORATION                                                                               4,349,904
         76,797    SUNTRUST BANKS INCORPORATED                                                                            5,934,872
         68,213    SYNOVUS FINANCIAL CORPORATION                                                                          2,003,416
        374,125    US BANCORP                                                                                            12,428,433
        344,187    WACHOVIA CORPORATION<<                                                                                19,205,635
        202,829    WASHINGTON MUTUAL INCORPORATED<<                                                                       8,816,977
        708,851    WELLS FARGO & COMPANY+++                                                                              25,646,229
         22,457    ZIONS BANCORPORATION                                                                                   1,792,293

                                                                                                                        276,374,603
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.63%
         30,756    DARDEN RESTAURANTS INCORPORATED                                                                        1,306,207
        258,160    MCDONALD'S CORPORATION                                                                                10,099,219
         24,771    WENDY'S INTERNATIONAL INCORPORATED                                                                     1,659,657
         56,991    YUM! BRANDS INCORPORATED<<                                                                             2,966,382

                                                                                                                         16,031,465
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.06%
         29,460    APOLLO GROUP INCORPORATED CLASS A+                                                                     1,450,610
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.90%
        139,240    AES CORPORATION+                                                                                       2,839,104
         34,648    ALLEGHENY ENERGY INCORPORATED+                                                                         1,391,810
         53,393    ALLIED WASTE INDUSTRIES INCORPORATED<<+                                                                  601,739
         43,338    AMEREN CORPORATION<<                                                                                   2,287,813
         82,937    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           3,016,419
         65,631    CENTERPOINT ENERGY INCORPORATED<<                                                                        939,836
         67,540    CITIZENS COMMUNICATIONS COMPANY<<                                                                        948,262
         46,647    CMS ENERGY CORPORATION<<+                                                                                673,583
         51,885    CONSOLIDATED EDISON INCORPORATED<<                                                                     2,397,087
         37,821    CONSTELLATION ENERGY GROUP INCORPORATED<<                                                              2,239,003
         74,279    DOMINION RESOURCES INCORPORATED<<                                                                      5,681,601
         37,421    DTE ENERGY COMPANY<<                                                                                   1,553,346
        263,778    DUKE ENERGY CORPORATION<<                                                                              7,966,096
         79,623    DYNEGY INCORPORATED CLASS A+                                                                             441,111
         68,588    EDISON INTERNATIONAL                                                                                   2,856,004

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
        146,508    EL PASO CORPORATION<<                                                                            $     1,998,369
         43,862    ENTERGY CORPORATION                                                                                    3,431,324
        140,937    EXELON CORPORATION                                                                                     8,532,326
         69,435    FIRSTENERGY CORPORATION                                                                                3,878,639
         85,136    FPL GROUP INCORPORATED<<                                                                               3,831,120
         36,845    KEYSPAN CORPORATION<<                                                                                  1,515,803
         22,554    KINDER MORGAN INCORPORATED                                                                             2,364,787
          9,375    NICOR INCORPORATED                                                                                       400,875
         57,428    NISOURCE INCORPORATED                                                                                  1,248,485
          8,098    PEOPLES ENERGY CORPORATION                                                                               329,184
         73,273    PG&E CORPORATION                                                                                       3,051,820
         20,941    PINNACLE WEST CAPITAL CORPORATION                                                                        943,392
         80,203    PPL CORPORATION                                                                                        2,638,679
         53,333    PROGRESS ENERGY INCORPORATED<<                                                                         2,420,252
         52,991    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                         3,242,519
         54,989    SEMPRA ENERGY                                                                                          2,763,197
         43,976    TECO ENERGY INCORPORATED                                                                                 688,224
        156,262    THE SOUTHERN COMPANY<<                                                                                 5,384,789
         97,126    TXU CORPORATION                                                                                        6,072,318
        113,783    WASTE MANAGEMENT INCORPORATED                                                                          4,173,542
        125,425    WILLIAMS COMPANIES INCORPORATED                                                                        2,993,895
         85,462    XCEL ENERGY INCORPORATED<<                                                                             1,764,790

                                                                                                                         99,501,143
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.77%
         24,678    ADC TELECOMMUNICATIONS INCORPORATED<<+                                                                   370,170
        102,285    ADVANCED MICRO DEVICES INCORPORATED<<+                                                                 2,541,782
         75,637    ALTERA CORPORATION+                                                                                    1,390,208
         35,688    AMERICAN POWER CONVERSION CORPORATION<<                                                                  783,708
         74,280    ANALOG DEVICES INCORPORATED                                                                            2,183,089
         98,722    BROADCOM CORPORATION CLASS A+                                                                          2,995,225
         17,776    CIENA CORPORATION+                                                                                       484,384
      1,285,117    CISCO SYSTEMS INCORPORATED+                                                                           29,557,691
         42,525    COMVERSE TECHNOLOGY INCORPORATED<<+                                                                      911,736
         19,269    COOPER INDUSTRIES LIMITED CLASS A                                                                      1,642,104
         85,826    EMERSON ELECTRIC COMPANY                                                                               7,197,368
         85,400    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          3,246,053
      2,173,226    GENERAL ELECTRIC COMPANY                                                                              76,714,878
         13,720    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           1,144,797
      1,214,253    INTEL CORPORATION                                                                                     24,977,184
         38,880    JABIL CIRCUIT INCORPORATED                                                                             1,110,802
        354,690    JDS UNIPHASE CORPORATION<<+                                                                              776,771
         41,910    KLA-TENCOR CORPORATION<<                                                                               1,863,738
         25,899    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               2,028,669
         63,416    LINEAR TECHNOLOGY CORPORATION                                                                          1,973,506
         84,119    LSI LOGIC CORPORATION+                                                                                   691,458
        943,533    LUCENT TECHNOLOGIES INCORPORATED<<+                                                                    2,207,867
         67,510    MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                               1,895,006

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
        153,651    MICRON TECHNOLOGY INCORPORATED+                                                                  $     2,673,527
         29,771    MOLEX INCORPORATED                                                                                     1,160,176
        515,770    MOTOROLA INCORPORATED                                                                                 12,894,250
         62,665    NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,474,507
         78,399    NETWORK APPLIANCE INCORPORATED<<+                                                                      2,901,547
         25,944    NOVELLUS SYSTEMS INCORPORATED<<+                                                                         717,611
         74,209    NVIDIA CORPORATION+                                                                                    2,195,844
         43,996    PMC-SIERRA INCORPORATED<<+                                                                               261,336
         33,542    QLOGIC CORPORATION+                                                                                      633,944
        347,749    QUALCOMM INCORPORATED                                                                                 12,640,676
         36,084    ROCKWELL COLLINS INCORPORATED                                                                          1,978,847
        112,169    SANMINA-SCI CORPORATION+                                                                                 419,512
         94,247    TELLABS INCORPORATED+                                                                                  1,032,947
        322,632    TEXAS INSTRUMENTS INCORPORATED                                                                        10,727,514
         16,467    WHIRLPOOL CORPORATION                                                                                  1,385,039
         71,548    XILINX INCORPORATED                                                                                    1,570,479

                                                                                                                        223,355,950
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.37%
         18,438    FLUOR CORPORATION                                                                                      1,417,698
         49,849    MOODY'S CORPORATION                                                                                    3,259,128
         71,258    PAYCHEX INCORPORATED                                                                                   2,625,857
         34,029    QUEST DIAGNOSTICS INCORPORATED                                                                         2,081,214

                                                                                                                          9,383,897
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
         21,936    BALL CORPORATION                                                                                         887,311
         31,751    FORTUNE BRANDS INCORPORATED                                                                            2,384,818
         88,466    ILLINOIS TOOL WORKS INCORPORATED                                                                       3,972,123
         12,220    SNAP-ON INCORPORATED<<                                                                                   544,401

                                                                                                                          7,788,653
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
         43,507    JANUS CAPITAL GROUP INCORPORATED                                                                         857,958
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.22%
        161,826    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  7,688,353
        138,038    ARCHER-DANIELS-MIDLAND COMPANY                                                                         5,228,879
         48,547    CAMPBELL SOUP COMPANY                                                                                  1,771,966
         58,018    COCA-COLA ENTERPRISES INCORPORATED                                                                     1,208,515
        107,539    CONAGRA FOODS INCORPORATED<<                                                                           2,632,555
         44,394    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                           1,277,659
         74,272    GENERAL MILLS INCORPORATED                                                                             4,203,795
         69,781    H.J. HEINZ COMPANY                                                                                     2,925,917
         23,858    HERCULES INCORPORATED+                                                                                   376,241
         36,972    HERSHEY FOODS CORPORATION                                                                              1,976,153
         52,613    KELLOGG COMPANY                                                                                        2,605,396
         27,754    MCCORMICK & COMPANY INCORPORATED                                                                       1,054,097
          9,610    MOLSON COORS BREWING COMPANY<<                                                                           662,129

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
         28,596    PEPSI BOTTLING GROUP INCORPORATED                                                                $     1,015,158
        347,072    PEPSICO INCORPORATED                                                                                  22,649,919
        160,020    SARA LEE CORPORATION<<                                                                                 2,571,521
        429,015    THE COCA-COLA COMPANY                                                                                 19,168,390
         53,041    TYSON FOODS INCORPORATED CLASS A<<                                                                       842,291
         46,155    WM. WRIGLEY JR. COMPANY                                                                                2,125,899

                                                                                                                         81,984,833
                                                                                                                    ---------------

FOOD STORES - 0.53%
        152,100    KROGER COMPANY                                                                                         3,519,594
         93,595    SAFEWAY INCORPORATED                                                                                   2,840,608
        159,163    STARBUCKS CORPORATION<<+                                                                               5,419,500
         29,720    WHOLE FOODS MARKET INCORPORATED<<                                                                      1,766,260

                                                                                                                         13,545,962
                                                                                                                    ---------------

FORESTRY - 0.12%
         51,839    WEYERHAEUSER COMPANY                                                                                   3,189,654
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.19%
         38,031    LEGGETT & PLATT INCORPORATED                                                                             951,916
         83,806    MASCO CORPORATION                                                                                      2,297,961
         58,291    NEWELL RUBBERMAID INCORPORATED<<                                                                       1,650,801

                                                                                                                          4,900,678
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.02%
         22,918    BIG LOTS INCORPORATED<<+                                                                                 454,006
         65,672    DOLLAR GENERAL CORPORATION                                                                               895,109
         31,921    FAMILY DOLLAR STORES INCORPORATED                                                                        933,370
        114,424    FEDERATED DEPARTMENT STORES INCORPORATED                                                               4,944,261
         47,199    JC PENNEY COMPANY INCORPORATED                                                                         3,227,940
         17,510    SEARS HOLDINGS CORPORATION<<+                                                                          2,768,156
        180,768    TARGET CORPORATION                                                                                     9,987,432
         94,626    TJX COMPANIES INCORPORATED                                                                             2,652,367
        517,810    WAL-MART STORES INCORPORATED                                                                          25,538,389

                                                                                                                         51,401,030
                                                                                                                    ---------------

HEALTH SERVICES - 0.57%
         89,870    CAREMARK RX INCORPORATED                                                                               5,092,933
         89,241    HCA INCORPORATED                                                                                       4,452,233
         50,583    HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                      1,057,185
         26,356    LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          1,728,163
         15,506    MANOR CARE INCORPORATED<<                                                                                810,654
         99,218    TENET HEALTHCARE CORPORATION+                                                                            807,635
         21,518    WATSON PHARMACEUTICALS INCORPORATED+                                                                     563,126

                                                                                                                         14,511,929
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.08%
         20,497    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                      1,115,242
         45,102    ARCHSTONE-SMITH TRUST                                                                                  2,455,353

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
         24,061    BOSTON PROPERTIES INCORPORATED                                                                   $     2,486,464
         73,706    EQUITY OFFICE PROPERTIES TRUST                                                                         2,930,551
         61,250    EQUITY RESIDENTIAL<<                                                                                   3,098,025
         45,593    KIMCO REALTY CORPORATION                                                                               1,954,572
         37,727    PLUM CREEK TIMBER COMPANY                                                                              1,284,227
         51,600    PROLOGIS                                                                                               2,944,296
         25,527    PUBLIC STORAGE INCORPORATED                                                                            2,195,067
         46,559    SIMON PROPERTY GROUP INCORPORATED<<                                                                    4,219,177
         25,657    VORNADO REALTY TRUST<<                                                                                 2,796,613

                                                                                                                         27,479,587
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
         59,412    BED BATH & BEYOND INCORPORATED+                                                                        2,273,103
         85,589    BEST BUY COMPANY INCORPORATED                                                                          4,584,147
         29,681    CIRCUIT CITY STORES INCORPORATED                                                                         745,290
         28,568    RADIO SHACK CORPORATION<<                                                                                551,362

                                                                                                                          8,153,902
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.35%
         81,214    HILTON HOTELS CORPORATION<<                                                                            2,261,810
         72,333    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,794,947
         45,851    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       2,622,219
         42,179    WYNDHAM WORLDWIDE CORPORATION+                                                                         1,179,747

                                                                                                                          8,858,723
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.42%
        158,567    3M COMPANY                                                                                            11,800,556
         36,732    AMERICAN STANDARD COMPANIES INCORPORATED                                                               1,541,642
        179,045    APPLE COMPUTER INCORPORATED+                                                                          13,791,836
        292,388    APPLIED MATERIALS INCORPORATED<<                                                                       5,184,039
         69,249    BAKER HUGHES INCORPORATED                                                                              4,722,782
         15,588    BLACK & DECKER CORPORATION<<                                                                           1,236,908
        138,045    CATERPILLAR INCORPORATED                                                                               9,083,361
         11,064    CUMMINS INCORPORATED<<                                                                                 1,319,161
         48,670    DEERE & COMPANY                                                                                        4,083,900
        478,209    DELL INCORPORATED<<+                                                                                  10,922,294
         42,845    DOVER CORPORATION                                                                                      2,032,567
         31,577    EATON CORPORATION                                                                                      2,174,076
        483,867    EMC CORPORATION+                                                                                       5,796,727
        576,592    HEWLETT-PACKARD COMPANY                                                                               21,155,160
         67,731    INGERSOLL-RAND COMPANY CLASS A<<                                                                       2,572,423
        320,370    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           26,251,118
         21,112    LEXMARK INTERNATIONAL INCORPORATED+                                                                    1,217,318
         36,919    NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                 2,161,607
         26,279    PALL CORPORATION                                                                                         809,656
         25,307    PARKER HANNIFIN CORPORATION                                                                            1,967,113
         46,636    PITNEY BOWES INCORPORATED                                                                              2,069,239
         41,251    SANDISK CORPORATION<<+                                                                                 2,208,579

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         42,201    SMITH INTERNATIONAL INCORPORATED                                                                 $     1,637,399
        192,528    SOLECTRON CORPORATION+                                                                                   627,641
         17,034    STANLEY WORKS                                                                                            849,145
         53,457    SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       794,371

                                                                                                                        138,010,618
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
         66,200    AON CORPORATION<<                                                                                      2,242,194
         34,748    HUMANA INCORPORATED+                                                                                   2,296,495
        115,866    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                3,261,628
         72,105    UNUMPROVIDENT CORPORATION                                                                              1,398,116

                                                                                                                          9,198,433
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.80%
         68,456    ACE LIMITED                                                                                            3,746,597
        115,299    AETNA INCORPORATED                                                                                     4,560,075
        104,477    AFLAC INCORPORATED                                                                                     4,780,868
        132,520    ALLSTATE CORPORATION                                                                                   8,312,980
         22,297    AMBAC FINANCIAL GROUP INCORPORATED                                                                     1,845,077
        547,079    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             36,249,455
         86,481    CHUBB CORPORATION                                                                                      4,493,553
         23,344    CIGNA CORPORATION                                                                                      2,715,374
         36,466    CINCINNATI FINANCIAL CORPORATION                                                                       1,752,556
         95,784    GENWORTH FINANCIAL INCORPORATED                                                                        3,353,398
         64,048    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         5,556,164
         60,445    LINCOLN NATIONAL CORPORATION                                                                           3,752,426
         96,224    LOEWS CORPORATION                                                                                      3,646,890
         28,368    MBIA INCORPORATED<<                                                                                    1,742,930
        159,863    METLIFE INCORPORATED                                                                                   9,061,035
         17,780    MGIC INVESTMENT CORPORATION<<                                                                          1,066,267
         56,689    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 3,077,079
        162,566    PROGRESSIVE CORPORATION                                                                                3,989,370
        102,099    PRUDENTIAL FINANCIAL INCORPORATED                                                                      7,785,049
         24,494    SAFECO CORPORATION                                                                                     1,443,431
        145,451    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              6,820,197
         20,827    TORCHMARK CORPORATION                                                                                  1,314,392
        283,563    UNITEDHEALTH GROUP INCORPORATED                                                                       13,951,300
        130,476    WELLPOINT INCORPORATED+                                                                               10,053,176
         37,954    XL CAPITAL LIMITED CLASS A                                                                             2,607,440

                                                                                                                        147,677,079
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.10%
         77,020    COACH INCORPORATED+                                                                                    2,649,488
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
         22,149    LOUISIANA-PACIFIC CORPORATION                                                                            415,737
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.62%
         86,033    AGILENT TECHNOLOGIES INCORPORATED+                                                               $     2,812,419
         31,745    ALLERGAN INCORPORATED                                                                                  3,574,804
         38,365    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           1,270,265
         11,319    BAUSCH & LOMB INCORPORATED<<                                                                             567,421
        137,337    BAXTER INTERNATIONAL INCORPORATED                                                                      6,243,340
         51,511    BECTON DICKINSON & COMPANY                                                                             3,640,282
         51,540    BIOMET INCORPORATED                                                                                    1,659,073
        247,977    BOSTON SCIENTIFIC CORPORATION+                                                                         3,667,584
         21,791    C.R. BARD INCORPORATED<<                                                                               1,634,325
         49,812    DANAHER CORPORATION                                                                                    3,420,590
         60,471    EASTMAN KODAK COMPANY<<                                                                                1,354,550
         26,191    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED<<+                                                        2,049,184
        241,954    MEDTRONIC INCORPORATED                                                                                11,236,344
         11,216    MILLIPORE CORPORATION<<+                                                                                 687,541
         26,439    PERKINELMER INCORPORATED                                                                                 500,490
         94,462    RAYTHEON COMPANY                                                                                       4,535,121
         37,037    ROCKWELL AUTOMATION INCORPORATED                                                                       2,151,850
         74,238    ST. JUDE MEDICAL INCORPORATED+                                                                         2,619,859
         62,478    STRYKER CORPORATION<<                                                                                  3,098,284
         17,624    TEKTRONIX INCORPORATED                                                                                   509,862
         41,473    TERADYNE INCORPORATED<<+                                                                                 545,785
         33,175    THERMO ELECTRON CORPORATION<<+                                                                         1,304,773
         21,566    WATERS CORPORATION+                                                                                      976,508
        205,929    XEROX CORPORATION+                                                                                     3,204,255
         51,101    ZIMMER HOLDINGS INCORPORATED+                                                                          3,449,318

                                                                                                                         66,713,827
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.07%
         33,450    COVENTRY HEALTH CARE INCORPORATED+                                                                     1,723,344
                                                                                                                    ---------------

METAL MINING - 0.39%
         41,357    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    2,202,674
         94,663    NEWMONT MINING CORPORATION                                                                             4,046,843
         42,940    PHELPS DODGE CORPORATION                                                                               3,637,018

                                                                                                                          9,886,535
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
         20,313    VULCAN MATERIALS COMPANY                                                                               1,589,492
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.17%
         34,436    HASBRO INCORPORATED                                                                                      783,419
        615,762    JOHNSON & JOHNSON                                                                                     39,987,584
         79,575    MATTEL INCORPORATED                                                                                    1,567,628
         29,082    TIFFANY & COMPANY                                                                                        965,522
        424,128    TYCO INTERNATIONAL LIMITED                                                                            11,871,343

                                                                                                                         55,175,496
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 1.20%
         66,145    AMAZON.COM INCORPORATED<<+                                                                       $     2,124,577
         98,515    COSTCO WHOLESALE CORPORATION<<                                                                         4,894,225
        172,921    CVS CORPORATION                                                                                        5,554,223
         12,727    DILLARDS INCORPORATED CLASS A                                                                            416,555
         28,998    EXPRESS SCRIPTS INCORPORATED+                                                                          2,189,059
         59,634    OFFICE DEPOT INCORPORATED+                                                                             2,367,470
        152,938    STAPLES INCORPORATED                                                                                   3,720,982
        212,200    WALGREEN COMPANY                                                                                       9,419,558

                                                                                                                         30,686,649
                                                                                                                    ---------------

MOTION PICTURES - 1.53%
        491,908    NEWS CORPORATION CLASS A<<                                                                             9,665,992
        856,157    TIME WARNER INCORPORATED<<                                                                            15,607,742
        440,007    WALT DISNEY COMPANY<<                                                                                 13,600,616

                                                                                                                         38,874,350
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.64%
        227,570    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            16,371,386
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.02%
        255,746    AMERICAN EXPRESS COMPANY                                                                              14,342,236
         64,444    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    5,069,165
         41,858    CIT GROUP INCORPORATED                                                                                 2,035,555
        128,839    COUNTRYWIDE FINANCIAL CORPORATION                                                                      4,514,519
        203,758    FANNIE MAE                                                                                            11,392,110
        145,466    FREDDIE MAC                                                                                            9,648,760
         86,319    SLM CORPORATION                                                                                        4,486,862

                                                                                                                         51,489,207
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.67%
         96,725    ANADARKO PETROLEUM CORPORATION<<                                                                       4,239,457
         69,310    APACHE CORPORATION                                                                                     4,380,392
         62,976    BJ SERVICES COMPANY                                                                                    1,897,467
         79,656    CHESAPEAKE ENERGY CORPORATION                                                                          2,308,431
         92,848    DEVON ENERGY CORPORATION                                                                               5,863,351
         51,073    EOG RESOURCES INCORPORATED                                                                             3,322,299
        217,073    HALLIBURTON COMPANY<<                                                                                  6,175,727
         66,529    NABORS INDUSTRIES LIMITED<<+                                                                           1,979,238
         28,872    NOBLE CORPORATION                                                                                      1,853,005
        181,366    OCCIDENTAL PETROLEUM CORPORATION<<                                                                     8,725,518
         23,240    ROWAN COMPANIES INCORPORATED<<                                                                           735,081
        249,258    SCHLUMBERGER LIMITED<<                                                                                15,461,474
         66,327    TRANSOCEAN INCORPORATED+                                                                               4,857,126
         72,839    WEATHERFORD INTERNATIONAL LIMITED+                                                                     3,038,843
         76,992    XTO ENERGY INCORPORATED                                                                                3,243,673

                                                                                                                         68,081,082
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS - 0.54%
         22,069    BEMIS COMPANY INCORPORATED                                                                       $       725,187
         95,701    INTERNATIONAL PAPER COMPANY<<                                                                          3,314,126
         96,459    KIMBERLY-CLARK CORPORATION                                                                             6,304,560
         38,140    MEADWESTVACO CORPORATION                                                                               1,011,091
         15,619    OFFICEMAX INCORPORATED                                                                                   636,318
         29,047    PACTIV CORPORATION+                                                                                      825,516
         22,893    TEMPLE-INLAND INCORPORATED<<                                                                             918,009

                                                                                                                         13,734,807
                                                                                                                    ---------------

PERSONAL SERVICES - 0.10%
         28,748    CINTAS CORPORATION                                                                                     1,173,781
         67,719    H & R BLOCK INCORPORATED                                                                               1,472,211

                                                                                                                          2,645,992
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.03%
         13,321    ASHLAND INCORPORATED                                                                                     849,613
        462,710    CHEVRON CORPORATION                                                                                   30,011,371
        346,888    CONOCOPHILLIPS<<                                                                                      20,650,243
      1,251,505    EXXON MOBIL CORPORATION                                                                               83,975,986
         50,787    HESS CORPORATION<<                                                                                     2,103,598
         75,399    MARATHON OIL CORPORATION                                                                               5,798,183
         39,332    MURPHY OIL CORPORATION                                                                                 1,870,237
         27,453    SUNOCO INCORPORATED                                                                                    1,707,302
        129,017    VALERO ENERGY CORPORATION                                                                              6,640,505

                                                                                                                        153,607,038
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.44%
        182,493    ALCOA INCORPORATED                                                                                     5,117,104
         21,176    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    1,316,935
         64,905    NUCOR CORPORATION                                                                                      3,212,148
         25,909    UNITED STATES STEEL CORPORATION                                                                        1,494,431

                                                                                                                         11,140,618
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.88%
        164,335    CBS CORPORATION CLASS B<<                                                                              4,629,317
         13,680    DOW JONES & COMPANY INCORPORATED<<                                                                       458,827
         17,543    E.W. SCRIPPS COMPANY CLASS A                                                                             840,836
         49,760    GANNETT COMPANY INCORPORATED                                                                           2,827,861
         74,080    MCGRAW-HILL COMPANIES INCORPORATED                                                                     4,298,862
          8,197    MEREDITH CORPORATION                                                                                     404,358
         30,416    NEW YORK TIMES COMPANY CLASS A<<                                                                         698,960
         45,534    RR DONNELLEY & SONS COMPANY                                                                            1,500,801
         40,133    TRIBUNE COMPANY<<                                                                                      1,313,152
        149,352    VIACOM INCORPORATED CLASS B<<+                                                                         5,552,907

                                                                                                                         22,525,881
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION - 0.69%
         76,198    BURLINGTON NORTHERN SANTA FE CORPORATION                                                         $     5,595,981
         93,369    CSX CORPORATION                                                                                        3,065,304
         87,115    NORFOLK SOUTHERN CORPORATION<<                                                                         3,837,416
         56,702    UNION PACIFIC CORPORATION                                                                              4,989,776

                                                                                                                         17,488,477
                                                                                                                    ---------------

REAL ESTATE - 0.04%
         44,935    REALOGY CORPORATION+                                                                                   1,019,126
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
         17,066    SEALED AIR CORPORATION                                                                                   923,612
         37,326    THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                    541,227

                                                                                                                          1,464,839
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.14%
         51,314    AMERIPRISE FINANCIAL INCORPORATED                                                                      2,406,627
         25,341    BEAR STEARNS COMPANIES INCORPORATED                                                                    3,550,274
        217,699    CHARLES SCHWAB CORPORATION                                                                             3,896,812
          7,488    CHICAGO MERCANTILE EXCHANGE                                                                            3,581,136
         89,930    E*TRADE FINANCIAL CORPORATION+                                                                         2,151,126
         19,070    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 644,757
         35,093    FRANKLIN RESOURCES INCORPORATED                                                                        3,711,085
         90,878    GOLDMAN SACHS GROUP INCORPORATED                                                                      15,373,831
         27,608    LEGG MASON INCORPORATED                                                                                2,784,543
        113,091    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  8,352,901
        186,616    MERRILL LYNCH & COMPANY INCORPORATED                                                                  14,597,104
        225,663    MORGAN STANLEY                                                                                        16,453,089
         55,087    T. ROWE PRICE GROUP INCORPORATED<<                                                                     2,635,913

                                                                                                                         80,139,198
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.31%
        328,357    CORNING INCORPORATED+                                                                                  8,015,194
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.48%
        440,704    ALTRIA GROUP INCORPORATED                                                                             33,735,891
         36,085    REYNOLDS AMERICAN INCORPORATED<<                                                                       2,236,187
         33,856    UST INCORPORATED<<                                                                                     1,856,324

                                                                                                                         37,828,402
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.38%
         64,504    FEDEX CORPORATION<<                                                                                    7,010,295
        165,481    SOUTHWEST AIRLINES COMPANY                                                                             2,756,913

                                                                                                                          9,767,208
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.97%
        167,340    BOEING COMPANY                                                                                        13,194,759
         19,520    BRUNSWICK CORPORATION                                                                                    608,829
        395,981    FORD MOTOR COMPANY<<                                                                                   3,203,486
         84,923    GENERAL DYNAMICS CORPORATION                                                                           6,086,431

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
        119,069    GENERAL MOTORS CORPORATION<<                                                                     $     3,960,235
         36,062    GENUINE PARTS COMPANY                                                                                  1,555,354
         26,254    GOODRICH CORPORATION                                                                                   1,063,812
         55,201    HARLEY-DAVIDSON INCORPORATED                                                                           3,463,863
        172,399    HONEYWELL INTERNATIONAL INCORPORATED                                                                   7,051,119
         38,876    ITT INDUSTRIES INCORPORATED                                                                            1,993,173
         41,169    JOHNSON CONTROLS INCORPORATED                                                                          2,953,464
         74,953    LOCKHEED MARTIN CORPORATION                                                                            6,450,455
         12,987    NAVISTAR INTERNATIONAL CORPORATION<<+                                                                    335,324
         72,525    NORTHROP GRUMMAN CORPORATION                                                                           4,936,777
         52,484    PACCAR INCORPORATED                                                                                    2,992,638
         26,579    TEXTRON INCORPORATED                                                                                   2,325,663
        212,921    UNITED TECHNOLOGIES CORPORATION                                                                       13,488,545

                                                                                                                         75,663,927
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.03%
         27,745    SABRE HOLDINGS CORPORATION                                                                               648,956
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.17%
         93,676    CARNIVAL CORPORATION<<                                                                                 4,405,582
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.03%
         42,432    AMERISOURCEBERGEN CORPORATION                                                                          1,917,926
         16,531    BROWN-FORMAN CORPORATION CLASS B                                                                       1,267,101
         85,367    CARDINAL HEALTH INCORPORATED                                                                           5,612,027
         28,099    DEAN FOODS COMPANY+                                                                                    1,180,720
         63,014    MCKESSON CORPORATION                                                                                   3,322,098
         61,877    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,719,426
         40,323    NIKE INCORPORATED CLASS B                                                                              3,533,101
         44,551    SUPERVALU INCORPORATED                                                                                 1,320,937
        130,209    SYSCO CORPORATION                                                                                      4,355,491

                                                                                                                         26,228,827
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         29,251    PATTERSON COMPANIES INCORPORATED<<+                                                                      983,126
         15,849    W.W. GRAINGER INCORPORATED                                                                             1,062,190

                                                                                                                          2,045,316
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,007,565,316)                                                                             2,532,227,373
                                                                                                                    ---------------

RIGHTS - 0.00%
         32,300    SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 12.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
      6,034,806    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        6,034,806
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 12.47%
$       886,819    ALLIANCE & LEICESTER PLC                                                5.47%      10/25/2006    $       883,840
      1,255,723    AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.36       10/15/2007          1,256,326
        139,525    AQUINAS FUNDING LLC++                                                   5.36       12/11/2006            138,106
      3,488,119    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       10/20/2006          3,488,119
      6,976,238    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       11/03/2006          6,976,238
      3,488,119    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       12/22/2006          3,488,119
      3,488,119    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.31       04/25/2007          3,488,258
      3,834,280    ATOMIUM FUNDING CORPORATION++                                           5.38       11/03/2006          3,816,374
      3,488,119    BANCO SANTANDER TOTTA LN+/-++                                           5.33       10/16/2007          3,488,014
      3,488,119    BANK OF AMERICA NA SERIES BKNT+/-                                       5.42       06/19/2007          3,488,572
      2,302,158    BANK ONE NA ILLINOIS SERIES BKNT+/-                                     5.55       01/12/2007          2,302,895
      4,185,743    BEAR STEARNS & COMPANY+/-                                               5.43       10/04/2006          4,185,743
        837,149    BEAR STEARNS & COMPANY SERIES MTNB+/-                                   5.66       01/16/2007            837,659
      1,602,721    BUCKINGHAM CDO LLC                                                      5.31       10/18/2006          1,598,986
      3,488,119    BUCKINGHAM III CDO LLC++                                                5.33       10/27/2006          3,475,387
      3,488,119    BUCKINGHAM III CDO LLC++                                                5.36       12/15/2006          3,450,622
        139,525    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       10/11/2006            139,341
        467,408    CAIRN HIGH GRADE FUNDING I LLC                                          5.32       10/26/2006            465,767
      2,790,495    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       11/14/2006          2,772,999
        802,128    CANCARA ASSET SECURITIZATION LLC++                                      5.33       10/04/2006            801,895
      1,596,721    CEDAR SPRINGS CAPITAL COMPANY++                                         5.28       10/03/2006          1,596,482
      2,574,232    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       11/17/2006          2,556,984
      1,284,325    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       12/06/2006          1,272,201
      6,976,238    CHEYNE FINANCE LLC++                                                    5.32       10/12/2006          6,966,052
      6,976,238    CHEYNE FINANCE LLC                                                      5.30       10/13/2006          6,965,006
      3,488,119    CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.47       07/16/2007          3,488,258
     32,367,070    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $32,381,689)             5.42       10/02/2006         32,367,070
      4,189,928    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32       10/11/2006          4,184,398
        697,624    CULLINAN FINANCE CORPORATION                                            5.33       10/06/2006            697,212
        153,477    CULLINAN FINANCE CORPORATION++                                          5.34       10/12/2006            153,253
        111,620    CULLINAN FINANCE CORPORATION++                                          5.35       10/23/2006            111,278
      3,488,119    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                            5.37       11/15/2006          3,488,468
      6,976,238    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.29       06/25/2007          6,975,749
      3,488,119    DEER VALLEY FUNDING LLC                                                 5.31       10/12/2006          3,483,026
        139,525    EDISON ASSET SECURITIZATION LLC                                         5.44       12/11/2006            138,106
      8,757,829    FAIRWAY FINANCE CORPORATION++                                           5.38       10/02/2006          8,757,829
        251,563    FAIRWAY FINANCE CORPORATION                                             5.35       10/23/2006            250,793
     41,857,426    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,876,366)          5.43       10/02/2006         41,857,426
        705,995    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.36       10/12/2006            704,964
        306,954    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.50       10/27/2006            305,834
        174,406    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.46       11/06/2006            173,516
      2,047,247    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.34       11/15/2006          2,034,103
        174,406    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.49       11/27/2006            172,985
        223,240    GEMINI SECURITIZATION LLC++                                             5.35       10/30/2006            222,327
      3,382,080    GEORGE STREET FINANCE LLC++                                             5.36       10/12/2006          3,377,142
      5,606,105    GEORGE STREET FINANCE LLC++                                             5.33       10/16/2006          5,594,612

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,912,579    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.66%      10/27/2006    $     2,913,162
      2,002,180    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46       03/30/2007          2,003,702
        418,574    GRAMPIAN FUNDING LLC++                                                  5.23       10/02/2006            418,574
        279,050    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.48       05/15/2007            279,147
        488,337    HBOS TREASURY SERVICES PLC+/-++                                         5.58       01/12/2007            488,615
      1,956,835    HSBC BANK USA+/-                                                        5.41       12/14/2006          1,957,167
      4,883,366    IBM CORPORATION SERIES MTN+/-                                           5.36       06/28/2007          4,885,906
        351,463    ING AMERICA INSURANCE HOLDINGS INCORPORATED                             5.33       10/10/2006            351,052
      9,069,109    ING USA ANNUITY & LIFE INSURANCE+/-                                     5.40       09/17/2007          9,069,109
      3,488,119    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.33       10/25/2007          3,487,805
        502,289    JUPITER SECURITIZATION CORPORATION++                                    5.34       10/13/2006            501,480
      1,702,202    K2 (USA) LLC                                                            5.34       11/10/2006          1,692,516
      2,092,871    KAUPTHING BANK SERIES MTN+/-++                                          5.39       03/20/2007          2,091,574
        495,592    KESTREL FUNDING (US) LLC++                                              5.36       10/05/2006            495,374
        598,282    KESTREL FUNDING (US) LLC                                                5.35       10/06/2006            597,929
      1,289,209    KLIO FUNDING CORPORATION++                                              5.39       11/03/2006          1,283,188
      2,810,308    KLIO III FUNDING CORPORATION++                                          5.30       10/19/2006          2,803,338
      2,436,800    KLIO III FUNDING CORPORATION++                                          5.41       10/20/2006          2,430,415
        243,750    LIBERTY STREET FUNDING CORPORATION                                      5.35       10/25/2006            242,931
        279,050    LIBERTY STREET FUNDING CORPORATION                                      5.34       11/15/2006            277,258
      3,488,119    LIQUID FUNDING LIMITED                                                  5.34       10/10/2006          3,484,038
      2,092,871    LIQUID FUNDING LIMITED+/-++                                             5.29       12/01/2006          2,092,871
      3,488,119    LIQUID FUNDING LIMITED++                                                5.35       12/07/2006          3,454,668
      2,092,871    LIQUID FUNDING LIMITED                                                  5.49       12/28/2006          2,066,417
        837,149    LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.34       02/20/2007            837,274
      1,395,248    MBIA GLOBAL FUNDING LLC+/-++                                            5.33       02/20/2007          1,395,317
      7,011,119    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   5.66       10/27/2006          7,012,381
        209,287    MONT BLANC CAPITAL CORPORATION                                          5.35       10/27/2006            208,523
      4,185,743    MORGAN STANLEY+/-                                                       5.45       10/10/2006          4,185,743
        788,315    MORGAN STANLEY+/-                                                       5.50       11/09/2006            788,433
        832,963    MORGAN STANLEY+/-                                                       5.55       11/24/2006            833,213
      2,347,504    MORGAN STANLEY+/-                                                       5.64       01/12/2007          2,348,631
      3,488,119    MORGAN STANLEY+/-                                                       5.61       07/27/2007          3,492,095
        645,302    MORGAN STANLEY SERIES EXL+/-                                            5.39       10/15/2007            645,405
        767,386    NATIONWIDE BUILDING SOCIETY+/-++                                        5.51       12/11/2006            767,678
      2,499,586    NATIONWIDE BUILDING SOCIETY+/-++                                        5.61       07/20/2007          2,502,635
      1,953,347    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.34       10/02/2006          1,953,347
        149,431    NORTH SEA FUNDING LLC                                                   5.42       10/23/2006            148,974
      2,185,655    NORTH SEA FUNDING LLC                                                   5.33       11/09/2006          2,173,547
      6,976,238    NORTHERN ROCK PLC+/-++SS.                                               5.33       11/05/2007          6,976,935
      2,092,871    PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.31       10/15/2006          2,092,871
        564,378    RACERS TRUST SERIES 2004-6-MM+/-++                                      5.35       09/22/2006            564,457
      5,571,781    REGENCY MARKETS #1 LLC++                                                5.34       10/06/2006          5,568,494
        270,120    REGENCY MARKETS #1 LLC++                                                5.34       10/16/2006            269,566
      6,976,238    SCALDIS CAPITAL LIMITED                                                 5.32       10/31/2006          6,946,658
      2,790,495    SLM CORPORATION+/-++                                                    5.33       10/12/2007          2,791,221
      2,371,921    STANFIELD VICTORIA FUNDING LLC                                          5.40       11/27/2006          2,352,590
      1,613,325    TANGO FINANCE CORPORATION SERIES MTN+/-++                               5.39       10/25/2006          1,613,373

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,337,851    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.30%      10/06/2006    $     3,335,881
        155,710    THUNDER BAY FUNDING LLC++                                               5.34       10/31/2006            155,049
        163,802    TICONDEROGA FUNDING LLC++                                               5.35       10/12/2006            163,563
        806,593    TRAVELERS INSURANCE COMPANY+/-                                          5.40       02/09/2007            806,576
      3,488,119    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34       06/15/2007          3,488,189
      3,488,119    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34       03/09/2007          3,488,677
      4,604,317    UNITEDHEALTH GROUP INCORPORATED                                         5.42       10/31/2006          4,584,795
        279,050    VERSAILLES CDS LLC++                                                    5.35       10/20/2006            278,318
      2,098,173    WHISTLEJACKET CAPITAL LIMITED                                           5.31       10/16/2006          2,093,872
        660,231    WHITE PINE FINANCE LLC                                                  5.30       10/02/2006            660,231
      2,441,404    WHITE PINE FINANCE LLC                                                  5.31       10/16/2006          2,436,398

                                                                                                                        317,767,480
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $323,802,286)                                                             323,802,286
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.59%

MUTUAL FUNDS - 0.52%
     13,376,662    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          13,376,662
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.07%
$     1,685,000    US TREASURY BILL^#                                                      4.82       11/09/2006          1,676,667
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,053,080)                                                                          15,053,329
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,346,420,682)*                             112.68%                                                          $ 2,871,082,988

OTHER ASSETS AND LIABILITIES, NET                  (12.68)                                                             (322,989,372)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 2,548,093,616
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,387,283.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,355,378,616 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                  $ 654,837,187
         GROSS UNREALIZED DEPRECIATION                   (139,132,815)
                                                        -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 515,704,372


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.80%

AUSTRALIA - 3.85%
         61,000    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $     1,021,562
         98,557    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                         1,369,194
         67,000    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                       1,223,412
         27,202    RIO TINTO LIMITED (METAL MINING)<<                                                                     1,421,185
         85,000    WESTFIELD GROUP (PROPERTIES)                                                                           1,192,258

                                                                                                                          6,227,611
                                                                                                                    ---------------

BELGIUM - 1.44%
          6,493    DELHAIZE GROUP (FOOD STORES)                                                                             545,468
         43,900    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       1,781,919

                                                                                                                          2,327,387
                                                                                                                    ---------------

DENMARK - 0.90%
         36,900    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,451,249
                                                                                                                    ---------------

FRANCE - 13.49%
        158,900    ALCATEL SA (COMMUNICATIONS)                                                                            1,940,385
         19,100    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,728,085
          1,565    ARKEMA (OIL & GAS EXTRACTION)+                                                                            73,843
         58,544    AXA SA (INSURANCE CARRIERS)                                                                            2,158,827
         28,100    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 1,502,971
         34,574    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,833,898
         25,600    CARREFOUR SA (FOOD STORES)                                                                             1,617,590
         12,504    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                1,288,279
         12,500    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,112,717
         45,000    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               1,978,925
         22,676    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      1,288,772
         62,600    TOTAL SA (OIL & GAS EXTRACTION)                                                                        4,107,924
         32,400    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,168,045

                                                                                                                         21,800,261
                                                                                                                    ---------------

GERMANY - 7.51%
         15,000    ALLIANZ AG (INSURANCE CARRIERS)                                                                        2,595,960
         17,700    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             948,058
         56,821    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               1,912,983
         20,400    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,418,169
         10,300    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            1,337,964
         28,100    METRO AG (FOOD STORES)                                                                                 1,642,293
          6,500    SAP AG (BUSINESS SERVICES)                                                                             1,289,104

                                                                                                                         12,144,531
                                                                                                                    ---------------

GREECE - 0.93%
         56,424    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,505,389
                                                                                                                    ---------------

HONG KONG - 4.79%
        150,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             1,610,584
        253,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,787,739
      1,361,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         845,532

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG (CONTINUED)
      2,479,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                 $     1,002,336
        118,940    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          1,298,460
        221,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        1,191,428

                                                                                                                          7,736,079
                                                                                                                    ---------------

ITALY - 3.43%
        130,942    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                    3,880,390
        200,700    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      1,665,692

                                                                                                                          5,546,082
                                                                                                                    ---------------

JAPAN - 19.16%
        142,400    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            3,489,930
         76,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                              1,315,725
         64,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,706,667
          5,200    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,197,376
         43,500    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      1,579,810
        144,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         1,800,533
         30,900    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             2,145,016
        113,500    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                  1,316,360
        231,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          1,701,333
        113,000    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,265,600
         77,200    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             1,359,374
          1,038    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,599,289
         64,400    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,581,037
         38,000    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,881,905
        160,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 2,420,487
         44,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               754,286
        204,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,243,429
        249,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     2,605,410

                                                                                                                         30,963,567
                                                                                                                    ---------------

NETHERLANDS - 5.10%
         30,273    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,864,879
         80,300    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     1,877,648
         57,300    ING GROEP NV (FINANCIAL SERVICES)                                                                      2,520,558
         75,700    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,974,549

                                                                                                                          8,237,634
                                                                                                                    ---------------

NORWAY - 0.78%
          2,013    ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                       95,768
         49,355    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,166,459

                                                                                                                          1,262,227
                                                                                                                    ---------------

RUSSIA - 0.42%
          9,100    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        687,050
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SINGAPORE - 1.66%
        582,000    CAPITALAND LIMITED (REAL ESTATE)                                                                 $     1,850,527
         82,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   841,555

                                                                                                                          2,692,082
                                                                                                                    ---------------

SOUTH KOREA - 0.19%
            592    SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   310,937
                                                                                                                    ---------------

SPAIN - 1.82%
         77,200    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,786,561
         53,179    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,157,165

                                                                                                                          2,943,726
                                                                                                                    ---------------

SWEDEN - 1.29%
         71,000    SECURITAS AB (BUSINESS SERVICES)                                                                         891,357
         71,000    SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                        178,271
         71,000    SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                        266,438
         25,050    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    743,486

                                                                                                                          2,079,552
                                                                                                                    ---------------

SWITZERLAND - 8.50%
         19,900    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,626,438
         65,500    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,823,823
         25,700    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     4,443,472
         31,000    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,854,372
          8,100    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      1,990,264

                                                                                                                         13,738,369
                                                                                                                    ---------------

THAILAND - 1.66%
        660,000    ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)              1,581,259
        387,500    BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          1,103,753

                                                                                                                          2,685,012
                                                                                                                    ---------------

UNITED KINGDOM - 19.88%
         25,301    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,581,283
        129,000    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,891,199
        197,000    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,457,887
        217,500    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,744,763
        164,000    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          1,676,572
         91,000    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,281,282
        109,200    EMAP PLC B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                            224,906
         96,900    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      2,579,936
        173,000    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            3,156,557
        856,400    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         2,284,952
        131,079    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,638,212
        165,504    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                            1,403,758
        100,600    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   3,318,865
        200,045    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     2,134,952

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
         73,245    SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        $     1,229,459
      1,539,125    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,522,965

                                                                                                                         32,127,548
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $127,562,579)                                                                                 156,466,293
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.11%
      5,027,487    BANK OF NEW YORK INSTITUIONAL CASH RESERVE FUND                                                        5,027,487
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,027,487)                                                                 5,027,487
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.30%
      3,715,976    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           3,715,976
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,715,976)                                                                            3,715,976
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $136,306,042)*                               102.21%                                                          $   165,209,756

OTHER ASSETS AND LIABILITIES, NET                   (2.21)                                                               (3,570,814)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   161,638,942
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,715,976.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $136,776,639 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                             $ 31,302,070
         GROSS UNREALIZED DEPRECIATION                               (2,868,953)
                                                                   ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                $ 28,433,117

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.51%

AUSTRALIA - 1.57%
        340,458    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                   $     4,729,782
                                                                                                                    ---------------

AUSTRIA - 0.72%
         34,657    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                     2,175,374
                                                                                                                    ---------------

BELGIUM - 1.69%
        124,559    FORTIS NA (DEPOSITORY INSTITUTIONS)<<                                                                  5,054,321
            197    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        29,152

                                                                                                                          5,083,473
                                                                                                                    ---------------

BRAZIL - 0.28%
        266,881    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                               832,669
                                                                                                                    ---------------

CANADA - 0.87%
         56,400    ENCANA CORPORATION (OIL & GAS EXTRACTION)<<                                                            2,624,347
                                                                                                                    ---------------

DENMARK - 0.37%
         13,300    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                1,118,540
                                                                                                                    ---------------

FINLAND - 1.95%
        220,600    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         5,877,184
                                                                                                                    ---------------

FRANCE - 8.87%
         21,890    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,980,512
         80,642    AXA SA (INSURANCE CARRIERS)                                                                            2,973,674
         62,090    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 3,320,978
         80,528    CARREFOUR SA (FOOD STORES)                                                                             5,088,333
         52,186    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                              2,898,450
         37,426    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                3,855,978
         48,713    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                                  984,625
         11,711    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,042,483
         42,880    TECHNIP SA (OIL & GAS EXTRACTION)+                                                                     2,437,049
         19,017    VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              2,117,260

                                                                                                                         26,699,342
                                                                                                                    ---------------

GERMANY - 8.24%
         40,625    ALLIANZ AG (INSURANCE CARRIERS)                                                                        7,030,725
         85,668    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,248,675
         24,017    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,846,919
         22,534    IVG IMMOBILIEN AG (REAL ESTATE)                                                                          815,511
         97,623    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             9,005,812
         14,468    SAP AG (BUSINESS SERVICES)                                                                             2,869,346

                                                                                                                         24,816,988
                                                                                                                    ---------------

HONG KONG - 6.36%
        337,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                659,236
        694,600    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                   WAREHOUSING)                                                                                           2,037,264
        752,200    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      5,315,168
      1,755,100    CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                               1,730,172

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG (CONTINUED)
        111,200    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                      $     2,028,267
         98,000    HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                      865,448
        629,300    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              1,579,985
        494,800    NWS HOLDINGS LIMITED (BUSINESS SERVICES)<<                                                             1,025,084
        301,700    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          3,293,639
         58,994    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                616,394

                                                                                                                         19,150,657
                                                                                                                    ---------------

INDONESIA - 0.02%
        258,000    BANK MANDIRI PERSERO TBK PT (DEPOSITORY INSTITUTIONS)                                                     65,024
                                                                                                                    ---------------

  ITALY - 4.84%
        105,041    BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               691,296
          4,600    CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                   38,090
        102,020    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                             2,225,110
        204,007    SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      4,433,979
        537,732    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                1,295,559
        265,308    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      753,592
        619,531    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      5,141,744

                                                                                                                         14,579,370
                                                                                                                    ---------------

JAPAN - 21.89%
         58,750    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 2,272,910
        110,400    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               2,229,029
        158,900    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                  3,416,770
        194,300    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   8,191,441
          1,106    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          4,297,600
          4,788    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           3,611,520
          8,600    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,980,275
         85,500    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      3,102,885
        113,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,468,063
            310    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  3,988,995
        184,700    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               2,348,524
        113,200    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,573,054
            858    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          6,653,359
            348    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)<<                                                                                           1,605,587
         22,860    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                6,318,552
         97,500    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     3,136,508
          9,200    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,217,321
            231    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                 2,424,889
      1,136,700    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                  4,080,091

                                                                                                                         65,917,373
                                                                                                                    ---------------

LUXEMBOURG - 1.49%
        171,200    ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                           2,924,769
         14,807    RTI GROUP (COMMUNICATIONS)                                                                             1,558,414

                                                                                                                          4,483,183
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEXICO - 2.86%
        240,300    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                           $     5,108,778
      1,032,800    WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                3,513,436

                                                                                                                          8,622,214
                                                                                                                    ---------------

NETHERLANDS - 3.87%
        232,212    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     5,429,793
         32,000    ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+            744,960
        100,371    ING GROEP NV (FINANCIAL SERVICES)                                                                      4,415,199
         43,349    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  1,066,396

                                                                                                                         11,656,348
                                                                                                                    ---------------

NORWAY - 0.92%
          9,900    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     153,204
        199,000    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            2,609,996

                                                                                                                          2,763,200
                                                                                                                    ---------------

RUSSIA - 2.04%
         42,358    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      3,227,680
         18,150    NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                  902,963
         27,753    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      2,025,969

                                                                                                                          6,156,612
                                                                                                                    ---------------

SINGAPORE - 2.42%
        400,800    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         3,734,828
        385,300    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   3,541,873

                                                                                                                          7,276,701
                                                                                                                    ---------------

SOUTH AFRICA - 0.06%
         21,400    MTN GROUP LIMITED (COMMUNICATIONS)                                                                       173,096
                                                                                                                    ---------------

SOUTH KOREA - 4.50%
         69,538    HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                           3,182,029
         77,126    KOOKMIN BANK (FINANCIAL SERVICES)                                                                       6,080,422
         95,380    SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           4,299,030

                                                                                                                         13,561,481
                                                                                                                    ---------------

SPAIN - 0.97%
         56,780    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,646,724
         15,981    TELEFONICA SA (COMMUNICATIONS)                                                                           277,019

                                                                                                                          2,923,743
                                                                                                                    ---------------

SWITZERLAND - 12.00%
         63,983    ADECCO SA (BUSINESS SERVICES)                                                                          3,860,624
         18,693    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    6,517,772
         65,659    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,833,106
         29,020    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     5,017,493
          2,036    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                             393,376

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWITZERLAND (CONTINUED)
         70,084    SWISS REINSURANCE (INSURANCE CARRIERS)                                                           $     5,363,700
        186,530    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                  11,157,938

                                                                                                                         36,144,009
                                                                                                                    ---------------

TAIWAN - 0.51%
        160,671    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
                   (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                      1,542,442
                                                                                                                    ---------------

UNITED KINGDOM - 7.20%
        199,808    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,521,497
        257,273    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                        2,738,485
         56,674    CARNIVAL PLC (WATER TRANSPORTATION)                                                                    2,711,193
        129,524    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      3,448,542
         74,583    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,360,841
        971,944    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     4,463,093
        977,598    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            4,452,447

                                                                                                                         21,696,098
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $244,811,401)                                                                                 290,669,250
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 6.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.02%
     18,134,363    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      18,134,363
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,134,363)                                                               18,134,363
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 3.64%
     10,954,794    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          10,954,794
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,954,794)                                                                          10,954,794
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $273,900,558)*                               106.17%                                                          $   319,758,407

OTHER ASSETS AND LIABILITIES, NET                   (6.17)                                                              (18,595,588)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   301,162,819
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,954,794.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $276,290,277 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                              $50,624,432
         GROSS UNREALIZED DEPRECIATION                               (7,156,302)
                                                                    -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                 $43,468,130

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.34%

AUSTRALIA - 5.04%
          5,209    ABC LEARNING CENTRES LIMITED (SCHOOLS)                                                           $        24,303
          4,287    ALINTA LIMITED (ELECTRIC UTILITIES)                                                                       36,424
         15,329    ALUMINA LIMITED (METAL MINING)                                                                            70,719
         11,377    AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  63,001
         26,347    AMP LIMITED (INSURANCE CARRIERS)                                                                         175,550
          2,290    ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 18,074
          2,926    APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                 11,078
          4,015    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                              42,193
         25,055    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  501,571
          5,855    AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  93,602
          2,215    AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)<<                                                   53,653
         12,532    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    60,711
          3,093    BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     46,427
         47,539    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          908,093
          1,354    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                14,784
          9,559    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          46,166
          8,733    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    47,058
         13,462    BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                 127,924
          1,446    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        25,757
         10,555    CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                     63,327
         22,081    CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     33,243
            676    CFS RETAIL PROPERTY TRUST (REAL ESTATE)+                                                                     998
          4,085    CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                10,565
          6,470    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        32,260
            783    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  30,929
         15,730    COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                168,702
         17,468    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 595,615
         19,747    COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                           20,752
          6,200    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 35,627
          2,407    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                 96,927
         14,989    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              33,291
         34,548    DB RREEF TRUST (REAL ESTATE)                                                                              41,198
          4,052    DCA GROUP LIMITED (HEALTH SERVICES)                                                                       10,358
          2,814    DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      12,584
         26,813    FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                         128,695
         10,030    FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      15,175
         25,504    GENERAL PROPERTY TRUST (REAL ESTATE)                                                                      89,338
         17,178    GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                        27,654
          4,800    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               12,664
          4,413    ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        23,385
          8,766    ING INDUSTRIAL FUND (REAL ESTATE)                                                                         15,419
         20,609    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)<<                                                  81,100
         21,012    INVESTA PROPERTY GROUP (REAL ESTATE)                                                                      38,524
          6,056    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       33,671
         10,327    JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                            32,480
          1,892    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                27,272

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUSTRALIA (CONTINUED)
          4,656    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                     $        55,591
          4,210    LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             25,416
         21,151    MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                      23,567
         11,184    MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          25,590
          3,239    MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              166,930
          3,484    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                        16,099
         17,210    MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                      83,630
         35,158    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       83,851
         10,777    MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                     27,470
         10,648    MAYNE PHARMA LIMITED (HEALTH SERVICES)                                                                    34,045
         10,742    MIRVAC GROUP (REAL ESTATE)                                                                                37,949
          6,348    MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           16,654
         21,529    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                588,873
          4,674    NEWCREST MINING LIMITED (METAL MINING)                                                                    78,380
          7,020    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               21,974
          4,216    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    70,597
         10,065    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                              50,035
         10,106    PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                       19,056
          7,167    PALADIN RESOURCES LIMITED (DIVERSIFIED MINERALS)+                                                         25,372
          6,868    PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                               19,707
            501    PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                  27,295
          1,623    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                            22,547
         11,363    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    33,113
         10,908    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         199,179
         12,093    RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            125,280
          3,857    RIO TINTO LIMITED (METAL MINING)<<                                                                       201,511
          8,805    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     73,433
          4,053    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                39,813
         18,859    STOCKLAND (REAL ESTATE)                                                                                  104,012
            567    STOCKLAND (REAL ESTATE)+(b)                                                                                3,072
          7,239    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         118,371
         11,253    SYDNEY ROADS GROUP (TRANSPORTATION)+                                                                       9,309
          6,905    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                80,437
         29,136    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                            80,563
          6,475    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                           74,274
         11,229    TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        61,094
          1,213    UNITAB LIMITED (COMMERCE)                                                                                 13,470
          4,975    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              129,516
         20,419    WESTFIELD GROUP (PROPERTIES)                                                                             286,408
            613    WESTFIELD GROUP (PROPERTIES)+(b)                                                                           8,452
         24,860    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    420,775
          6,245    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        182,685
         15,924    WOOLWORTHS LIMITED (FOOD STORES)                                                                         240,449
          1,723    WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                 21,574
          5,898    ZINIFEX LIMITED (METAL MINING)+                                                                           51,650

                                                                                                                          8,157,909
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUSTRIA - 0.52%
             86    ANDRITZ AG (MACHINE-DIVERSIFIED)+                                                                $        13,119
            576    BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              32,401
            266    BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                7,016
          2,407    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                 149,863
            199    FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)<<                                              16,481
          4,172    IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             50,734
          6,102    IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                           73,508
             80    MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                          13,739
          2,161    MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                47,078
          2,139    OMV AG (OIL & GAS EXTRACTION)                                                                            110,827
            410    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                         43,672
            323    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          12,636
          4,652    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      117,390
            970    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               46,925
          1,092    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   45,100
            339    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)<<                                      21,279
          1,058    WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       49,961

                                                                                                                            851,729
                                                                                                                    ---------------

BELGIUM - 1.22%
          1,585    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  37,584
            224    BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                20,494
            165    BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              16,247
          2,273    BELGACOM SA (COMMUNICATIONS)                                                                              88,601
             96    COFINIMMO SA (REITS)                                                                                      18,199
            194    COLRUYT SA (FOOD STORES)                                                                                  33,112
            330    COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                        11,248
             52    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             17,355
            968    DELHAIZE GROUP (FOOD STORES)                                                                              81,320
          7,411    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       191,992
            396    EURONAV SA (WATER TRANSPORTATION)                                                                         12,850
         16,034    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         650,827
            976    GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                          104,146
          2,433    INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       133,958
          2,451    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                 258,119
            481    MOBISTAR SA (COMMUNICATIONS)                                                                              39,829
            314    OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                             18,105
            851    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                  110,070
          1,796    SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                            23
             75    SUEZ SA (ENERGY)+                                                                                          3,294
          1,178    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      74,912
            324    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        47,946

                                                                                                                          1,970,231
                                                                                                                    ---------------

CAYMAN ISLANDS - 0.02%
         23,000    HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                        40,682
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DENMARK - 0.74%
             15    A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)          $       128,575
            213    BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                22,858
            506    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   42,555
            250    CODAN (INSURANCE CARRIERS)+                                                                               17,751
            413    COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  33,188
            688    DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                     55,814
          5,728    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                225,278
            295    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      51,576
            209    EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                 9,810
            523    FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    24,238
          2,702    GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                41,358
            614    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             14,306
            720    JYSKE BANK (BUSINESS SERVICES)+                                                                           41,511
            332    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  25,070
          3,276    NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   243,478
            656    NOVOZYMES A/S (HEALTH SERVICES)                                                                           50,038
            760    SYDBANK (DEPOSITORY INSTITUTIONS)                                                                         27,984
            233    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                      32,177
            257    TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)+                                                            15,320
          2,148    VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       57,355
            420    WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       32,251

                                                                                                                          1,192,491
                                                                                                                    ---------------

FINLAND - 1.40%
            803    AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               18,023
            611    CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                            25,854
          2,307    ELISA CORPORATION (COMMUNICATIONS)                                                                        50,902
          5,987    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           159,505
          1,032    KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    19,590
            938    KESKO OYJ (FOOD STORES)                                                                                   39,442
            963    KONE OYJ (BUSINESS SERVICES)                                                                              46,708
          1,657    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        60,976
          1,497    NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                             43,501
         55,598    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,104,050
          1,720    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                             30,949
            900    OKO BANK (DEPOSITORY INSTITUTIONS)                                                                        14,357
          1,353    ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)+                                                                                                  4,135
          1,353    ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+              25,735
          1,438    OUTOKUMPU OYJ (METAL MINING)                                                                              36,706
          1,000    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                28,721
          5,361    SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           111,760
          1,050    SANOMAWSOY OYJ (MULTIMEDIA)+                                                                              26,935
          8,160    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                 123,754
          1,021    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                30,011
          7,366    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                175,041
            730    UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     19,791

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINLAND (CONTINUED)
            889    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            $        36,053
          1,522    YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  35,261

                                                                                                                          2,267,760
                                                                                                                    ---------------

FRANCE - 9.50%
          2,717    ACCOR SA (METAL MINING)                                                                                  185,185
          1,346    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                    40,588
          1,659    AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                338,445
         17,927    ALCATEL SA (COMMUNICATIONS)                                                                              218,913
          1,448    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    131,009
          1,003    ATOS ORIGIN (BUSINESS SERVICES)+                                                                          55,288
         22,475    AXA SA (INSURANCE CARRIERS)                                                                              828,766
         11,304    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               1,216,247
          2,685    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   143,611
          1,063    BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             35,977
          1,600    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    84,868
          8,070    CARREFOUR SA (FOOD STORES)                                                                               509,920
            575    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                46,336
          1,271    CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         130,144
            618    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      59,950
          4,163    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       301,954
          1,841    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               134,933
          8,208    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             360,540
            781    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             43,942
          1,235    EURONEXT NV (BUSINESS SERVICES)                                                                          120,037
         22,763    FRANCE TELECOM SA (COMMUNICATIONS)                                                                       522,451
          2,856    GAZ DE FRANCE (GAS DISTRIBUTION)<<                                                                       113,717
            159    GECINA SA (REAL ESTATE)                                                                                   21,210
          3,253    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  456,635
            810    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                74,877
            357    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        29,878
            255    KLEPIERRE (REAL ESTATE)                                                                                   38,188
          3,910    L'OREAL SA (APPAREL & ACCESSORY STORES)<<                                                                397,143
          2,064    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      266,437
          1,594    LAGARDERE SCA (COMMUNICATIONS)                                                                           115,011
          3,286    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  338,555
            858    M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                  26,329
          9,451    MITTAL STEEL COMPANY NV (BASIC MATERIALS)                                                                330,050
            425    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       50,713
          1,674    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 47,549
          1,006    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                209,336
          1,999    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              112,724
            915    PPR SA (APPAREL & ACCESSORY STORES)                                                                      135,635
          1,875    PUBLICIS GROUPE (COMMUNICATIONS)                                                                          73,848
          2,479    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    284,330

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FRANCE (CONTINUED)
          2,526    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                          $        51,057
         13,789    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,227,461
          3,034    SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                338,368
         11,766    SCOR (INSURANCE CARRIERS)+                                                                                28,646
            441    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           27,424
            225    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                         16,748
          4,683    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               745,256
          1,605    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           51,267
          1,362    SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             75,474
         13,872    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 610,037
          1,243    TECHNIP SA (OIL & GAS EXTRACTION)                                                                         70,645
          1,026    THALES SA (TRANSPORTATION BY AIR)                                                                         45,523
          3,710    THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  58,289
         29,947    TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,965,176
            638    UNIBAIL (REAL ESTATE)                                                                                    134,054
            812    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       28,964
            488    VALLOUREC SA (HEALTH SERVICES)                                                                           113,799
          3,940    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                 237,866
          2,902    VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                323,095
         15,807    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    569,855
            611    ZODIAC SA (TRANSPORTATION BY AIR)                                                                         36,244

                                                                                                                         15,386,517
                                                                                                                    ---------------

GERMANY - 6.65%
          2,776    ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)<<                                                         130,596
          5,488    ALLIANZ AG (INSURANCE CARRIERS)                                                                          949,775
            898    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               49,602
          6,921    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    554,217
          9,945    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               506,954
            616    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                32,784
            442    BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                             26,225
          1,168    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                60,887
          8,420    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 283,475
          1,727    CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                200,247
         12,356    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            617,479
          7,041    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               849,623
          1,386    DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         208,442
          3,090    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             65,475
            670    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                            50,848
         38,515    DEUTSCHE TELEKOM AG (COMMUNICATIONS)<<                                                                   612,442
            392    DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                           18,342
          8,454    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,002,118
            826    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              107,297
            863    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 35,577
            778    HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                 108,185
            580    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              36,310
          1,753    HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                    109,367
          9,948    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     117,947

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (CONTINUED)
          1,165    IVG IMMOBILIEN AG (REAL ESTATE)                                                                  $        42,162
          1,041    KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                          24,751
          1,402    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             132,074
          1,751    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                        148,187
            655    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  69,453
          2,018    METRO AG (FOOD STORES)                                                                                   117,941
            955    MLP AG (HOLDING & OTHER INVESTMENT OFFICES)<<                                                             21,386
          2,681    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       423,971
            103    PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                    106,687
            755    PREMIERE AG (ENTERTAINMENT)+                                                                              10,072
          1,302    PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                  36,074
            165    PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                 56,283
            432    RHEINMETALL BERLIN (MACHINERY)+                                                                           31,444
          6,039    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               557,103
            489    RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                           41,000
            492    SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                 46,236
          2,985    SAP AG (BUSINESS SERVICES)                                                                               591,996
         11,498    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,003,110
            436    SOLARWORLD AG (ENERGY)<<+                                                                                 23,956
            815    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                   20,132
          5,002    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               168,528
          2,537    TUI AG (TRANSPORTATION BY AIR)<<                                                                          52,374
          2,320    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 197,636
          1,366    VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                        80,805
            263    WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              38,236

                                                                                                                         10,775,811
                                                                                                                    ---------------

GREECE - 0.62%
          5,429    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  144,850
          1,250    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          43,082
          1,380    COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                         33,073
          3,300    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                       101,099
            300    FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                     8,712
            460    GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              10,966
          1,260    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                              15,115
          1,700    HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                                16,642
          4,370    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                             107,171
          1,610    INTRACOM SA (COMMUNICATIONS)                                                                              10,289
            762    MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                        19,325
          5,034    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     216,652
          2,930    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                 98,458
          3,000    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                 77,757
          1,690    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           40,717
          1,510    TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       5,093
            900    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          42,660
            980    VIOHALCO SA (BUSINESS SERVICES)                                                                            9,942

                                                                                                                          1,001,603
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG - 1.63%
          3,500    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $        18,375
         20,619    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       94,088
         51,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 114,560
         16,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    32,778
         21,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               225,482
          7,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                   21,430
         24,000    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 145,405
         13,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              118,559
         25,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<+                        77,015
         28,000    GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               13,657
         21,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                44,854
          9,900    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         125,106
          9,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  50,599
         50,000    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                             117,192
         14,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                               102,161
         18,500    HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            86,556
         10,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                           28,496
         29,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                               256,102
          8,120    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           20,825
         22,500    JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                19,668
          6,198    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    22,674
          8,000    KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                28,804
         24,200    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     60,138
         29,000    LINK REIT (REITS)                                                                                         60,378
         10,000    MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                          21,410
         17,072    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 42,863
         32,130    NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            55,346
          2,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               8,952
         57,000    PCCW LIMITED (COMMUNICATIONS)                                                                             34,826
         12,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              26,678
         16,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)<<                                                                 18,853
         20,415    SINO LAND COMPANY (REAL ESTATE)                                                                           36,162
         32,000    SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 5,586
         19,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            207,422
         13,000    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                135,829
         14,000    TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  20,666
          5,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           26,955
         12,000    TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                          7,840
         15,000    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                51,408
          3,000    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          29,304
          9,000    YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                 27,957

                                                                                                                          2,642,959
                                                                                                                    ---------------

IRELAND - 0.88%
         12,046    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         320,775
         13,201    BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                258,124
          5,901    BLACKROCK INTERNATIONAL LAND (REAL ESTATE)+                                                                2,843
          4,520    C&C GROUP PLC (EATING & DRINKING PLACES)                                                                  61,385

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
IRELAND (CONTINUED)
          7,419    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 $       250,527
          1,283    DCC PLC (BUSINESS SERVICES)                                                                               32,050
          4,523    DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                  83,508
          5,856    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                       90,594
          5,901    FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            11,449
          2,819    GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                    37,176
          2,891    GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             14,297
          1,332    IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                            24,728
          9,102    INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                             27,470
          3,864    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           96,819
          1,603    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 38,011
          1,707    KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    35,174
            869    PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                         16,309
            312    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         19,746

                                                                                                                          1,420,985
                                                                                                                    ---------------

ITALY - 3.80%
          6,293    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                           73,574
          2,213    ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                            20,499
         12,972    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          485,251
          1,722    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                  27,404
          4,092    AUTOSTRADE SPA (SOCIAL SERVICES)                                                                         121,368
          4,699    BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                   29,942
         11,912    BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                            72,957
         54,037    BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               355,628
         13,825    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                             83,797
          5,329    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  70,480
          4,570    BANCHE POPOLARI UNITE SCPA (DEPOSITORY INSTITUTIONS)                                                     122,970
          5,171    BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                         142,879
          1,032    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              17,758
          2,527    BULGARI SPA (APPAREL & ACCESSORY STORES)<<                                                                32,172
         23,333    CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                  193,206
         58,297    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           531,881
         35,459    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                    1,050,807
          7,867    FIAT SPA (TRANSPORTATION EQUIPMENT)<<+                                                                   125,396
          4,083    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                  91,172
            869    FONDIARIA - SAI SPA (INSURANCE)+                                                                          38,116
          3,275    GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                       16,736
            931    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  23,576
            908    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                        34,208
          1,991    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  58,649
         10,648    MEDIASET SPA (COMMUNICATIONS)                                                                            114,431
          6,669    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 145,454
          4,147    MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                     30,816
         43,372    PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                          37,316
         15,399    SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                               325,129
         66,054    SEAT PAGINE GIALLE SPA (COMMUNICATIONS)<<+                                                                33,043
         14,619    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                                                                70,999

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ITALY (CONTINUED)
         80,058    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                          $       192,884
        147,236    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      418,215
         17,214    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           50,096
          3,533    TISCALI SPA (COMMUNICATIONS)<<+                                                                           10,024
        105,936    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        879,207
         10,803    UNIPOL-PREFERRED (INSURANCE)+                                                                             31,987

                                                                                                                          6,160,027
                                                                                                                    ---------------
JAPAN - 22.93%
          5,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 34,667
              2    ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                               14,222
          1,100    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 46,933
            600    ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      15,543
          2,200    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               109,139
          8,000    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              196,063
          1,100    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  26,307
            900    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    34,819
          2,800    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    81,778
          8,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  86,146
            400    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                          25,363
          8,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                32,372
          2,000    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                              20,893
          4,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            40,161
          1,000    AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                12,817
            700    AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               22,341
            700    ARRK CORPORATION (MANUFACTURE)                                                                             9,191
          5,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         80,178
         13,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 160,347
         17,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                                  108,800
            600    ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                   18,235
          2,000    ASICS CORPORATION (FOOTWEAR)+                                                                             26,057
            500    AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           18,794
          8,000    BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                         58,717
          4,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           40,432
         16,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       125,968
          1,000    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                36,995
          8,400    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 169,600
         14,500    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               756,148
          1,000    CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                          23,958
          3,300    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   66,489
          3,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  16,610
             21    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  224,000
         11,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              98,057
          2,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                    39,111
          9,000    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)<<                          233,905
          3,900    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                     83,860
            800    CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                              15,035

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          4,400    CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                       $        36,206
            800    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            15,983
          2,000    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              21,943
          2,200    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      92,749
            900    CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                              37,638
          9,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           138,895
          4,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          27,733
          4,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                29,223
          1,000    DAIFUKU COMPANY LIMITED (MACHINERY-MATERIALS)                                                             12,605
         10,100    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             286,434
          3,200    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             94,815
          3,000    DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                         37,054
         10,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      36,402
          3,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    27,276
          1,000    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    54,265
          7,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                121,185
         17,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                               198,315
          7,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         27,141
          7,100    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             249,439
             26    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   70,654
          4,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<                  34,506
             15    E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)+                                        17,016
             14    EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,450
             46    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   321,659
          5,000    EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                18,116
          1,000    EDION CORPORATION (ELECTRONIC)                                                                            17,143
          3,300    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                    159,517
          2,280    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            81,260
          1,300    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                      58,988
          1,000    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   27,344
          2,400    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          187,327
            700    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               65,719
          7,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             36,089
          6,600    FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       240,813
            400    FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       10,430
              7    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     15,822
          5,000    FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  54,730
         25,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 206,138
          9,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          59,429
            700    GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    13,570
             18    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    10,880
          4,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              29,562
          2,000    GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   11,310

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
            400    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                            $        26,108
          2,000    HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     16,914
          2,000    HANSHIN ELECTRIC RAILWAY (TRANSPORTATION EXCLUDING AIR, RAIL)                                             17,564
          9,000    HASEKO CORPORATION (RESIDENTIAL)<<+                                                                       31,010
            400    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)+                                                       20,893
          4,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            21,638
            400    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                52,995
          3,000    HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  13,537
            400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           7,619
          1,300    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            31,475
          1,500    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                                33,524
         45,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 262,476
          2,200    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    53,359
         15,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           56,508
         21,200    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   712,499
          1,400    HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                         23,111
          5,500    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                 207,196
          1,900    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               100,368
             14    INDEX CORPORATION (COMMUNICATIONS)<<                                                                      10,145
             11    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)+                                                      89,889
          2,800    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       47,241
         17,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+            51,953
          1,000    ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                               34,455
         20,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   154,921
            500    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                25,397
            500    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                25,228
         11,000    JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                     21,511
              7    JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                         20,919
              5    JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                          42,328
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                          29,460
          4,000    JAPAN STEEL WORKS (MACHINERY-MATERIALS)+                                                                  27,361
             61    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            237,029
          7,500    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     293,968
          3,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          50,133
         10,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               59,344
          2,400    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             52,825
             19    KK DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                18,176
         13,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       59,429
          1,000    KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         6,806
          4,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        31,187
          4,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          37,858
         10,200    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           235,302
          2,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                15,120
          7,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            186,667
          2,400    KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       19,606

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         17,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       $        56,271
          6,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      37,892
             34    KDDI CORPORATION (COMMUNICATIONS)                                                                        211,843
          6,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                               43,835
          7,000    KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           46,696
          4,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         24,516
            500    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               115,132
          2,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            23,314
          2,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       16,508
         23,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            72,042
         11,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  146,853
         36,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              113,067
          1,300    KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   20,668
         12,000    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 207,238
          1,000    KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             20,360
          1,100    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               27,937
          6,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          87,052
            400    KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 12,902
          2,400    KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     46,527
         15,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              123,175
          5,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           55,619
          2,200    KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                          45,071
          1,900    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              36,834
          2,200    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               188,292
          4,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           28,174
          5,400    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           127,543
          1,000    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          35,132
          1,500    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    54,730
            300    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                              18,337
          1,300    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                38,188
         21,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 104,533
          4,700    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        68,794
          1,700    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<+                                14,176
            700    MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             16,830
         27,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                   STORES)                                                                                                  571,429
          5,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  52,825
          4,000    MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       27,022
          5,000    MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      25,397
            600    MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               18,438
          9,500    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        344,765
          4,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                21,875
         16,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   100,233
         18,500    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               347,683
         26,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 219,005
         16,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          349,460

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          5,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                       $        54,307
         43,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             178,006
          1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             15,966
         12,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<             49,473
          7,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  46,222
          3,000    MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                                37,587
            117    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,505,524
         21,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 267,022
          8,000    MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    57,566
         10,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              32,508
         11,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             250,032
          9,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   46,400
         14,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)<<                                                     103,467
         16,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           200,059
          8,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              91,022
          6,000    MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                           26,921
          1,200    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                16,559
            129    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          1,000,330
          2,700    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               187,429
          3,200    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                    50,306
         28,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               153,837
            600    NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                20,622
              9    NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  12,495
          4,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                56,212
          2,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 39,704
          2,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     23,145
          2,000    NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                            10,548
          1,400    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                        105,600
         10,500    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    121,778
          4,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  82,624
          1,300    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      267,869
              6    NIPPON BUILDING FUND INCORPORATED (REITS)                                                                 60,952
          3,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            66,159
         11,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               58,946
          2,000    NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               16,948
          8,000    NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                         20,114
          2,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                22,468
         12,000    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                84,825
         17,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            125,206
             11    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 39,856
          4,000    NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    33,964
          6,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)<<                                                                                                28,190
          2,000    NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             24,212
         82,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      337,371

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
             71    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                        $       348,614
         13,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      79,128
          8,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                 39,213
          4,000    NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)<<                                                                                               14,933
          2,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          23,653
         30,500    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            341,600
            800    NISSEI SANGYO COMPANY (MEMBERSHIP ORGANIZATIONS)                                                          22,620
          3,000    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               31,289
         12,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION               35,556
                   EQUIPMENT)
          2,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 21,113
          1,400    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            44,563
          600      NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   27,175
          2,200    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    130,370
          1,600    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                39,484
         24,000    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               422,603
              3    NOMURA REAL ESTATE OFFICE FUND (REITS)                                                                    24,051
            300    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                41,651
          6,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)<<                                                                  50,641
          5,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  39,534
             18    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)<<                                                                                              83,048
            256    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 394,430
              3    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           23,975
          8,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     56,347
            100    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             21,139
          7,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         44,504
         11,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       60,250
          9,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                20,267
          2,000    OKUMA CORPORATION (MACHINERY)                                                                             17,693
          3,000    OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      16,483
          3,000    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                          88,381
          3,100    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                76,106
          2,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR  MATERIALS)                                                                                       28,749
            300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         12,978
            600    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           33,676
          1,230    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  339,975
         28,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             97,659
          1,100    OSG CORPORATION (MACHINE TOOLS)                                                                           15,663
            200    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               21,266
            700    PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)<<                                                            22,993
          1,700    PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      29,934
          1,200    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              47,746
          2,100    QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  19,840
             99    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     38,804
             63    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                  188,800
          9,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               179,048
            700    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    20,030

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          1,500    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $       139,302
              4    ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                   14,493
            400    RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     28,275
          1,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                12,935
            600    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                32,051
          1,100    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       27,937
          3,000    SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             17,016
         21,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                 42,667
              4    SAPPORO HOLDINGS (DEPOSITORY INSTITUTIONS)                                                                43,683
          3,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       14,248
            121    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            43,278
          2,800    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               138,667
          2,400    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        77,206
          1,700    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                46,341
          2,000    SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         23,517
          7,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 59,022
          7,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   105,896
         11,020    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         354,506
             90    SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        17,074
         13,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               222,857
            500    SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           14,688
            300    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    29,308
            800    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     22,349
          9,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      51,429
          5,200    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         331,920
            800    SHINKO ELECTRIC INDUSTRIES (ELECTRONIC COMPONENTS-SEMICONDUCTOR)                                          22,281
          8,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                                31,628
         18,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           109,714
          4,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  73,481
          5,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     99,894
          8,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)<<                                                         86,959
         13,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              56,017
          2,900    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              32,308
            700    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  92,622
          9,900    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              204,914
          3,700    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                          12,028
         11,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  144,059
         13,700    SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                      554,379
          2,000    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 41,312
            500    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                37,037
          3,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                         22,654
         21,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          156,800
         14,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       174,578
         10,300    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         139,426
          7,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                58,607

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         55,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                        $       210,921
          7,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)                                                                                                    91,733
             83    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   871,280
          7,000    SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            20,741
          5,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              146,878
          2,000    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             22,011
            200    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                    23,788
         17,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       177,879
          3,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             37,486
          1,000    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        37,503
          3,100    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           224,381
         13,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      48,093
         12,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                     43,073
          2,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          38,349
          1,000    TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                15,018
          3,000    TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                   17,625
          4,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  50,794
         12,100    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      754,938
          1,550    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                               71,120
          3,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              37,587
          1,800    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 144,152
         11,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    59,225
          2,300    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  87,230
          1,600    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              37,790
            600    TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               14,146
         10,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    50,455
          3,000    TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         14,044
          2,200    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              44,698
            300    TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                              18,514
          5,700    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           124,737
            600    TOKAI RIKA COMPANY LIMITED (AUTO PARTS-ORIGINAL EQUIPMENT)+                                               11,657
          3,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                                      40,127
            600    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                   13,994
         16,500    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            474,921
          2,200    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               162,590
         31,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            155,361
            400    TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       20,995
          1,700    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          26,754
          1,000    TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                12,047
          4,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      44,969
         14,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               96,237
          6,000    TOKYU LAND CORPORATION (REAL ESTATE)<<                                                                    56,889
          4,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             36,131
          8,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                88,720
         18,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    135,467

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         39,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   $       252,902
          7,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           28,385
          3,700    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  77,367
          4,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           37,723
          2,100    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       40,178
          1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      14,417
          9,000    TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                            23,695
          1,100    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   24,212
          2,700    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                 114,514
         39,100    TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    2,125,054
          2,400    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             63,187
          1,500    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         43,937
         10,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                28,360
            400    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        22,214
          1,000    UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                10,540
          2,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                26,514
          1,500    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  32,317
            380    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      24,417
          1,000    WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              12,597
             22    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      94,053
            216    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+                                                              81,280
          1,300    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   38,188
          1,100    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                            110,256
          2,200    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       46,281
          2,400    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   63,594
          7,300    YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  293,545
          5,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                72,339
          2,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 19,386
          3,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                              29,460
          2,700    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                35,474
          2,000    ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            20,233

                                                                                                                         37,138,045
                                                                                                                    ---------------

LUXEMBOURG - 0.02%
          2,428    STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                      41,480
                                                                                                                    ---------------

NETHERLANDS - 4.51%
         25,123    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           732,725
         19,955    AEGON NV (INSURANCE CARRIERS)                                                                            374,250
          3,646    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              224,601
          6,810    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       159,238
          1,631    BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                               24,591
            593    CORIO NV (REITS)                                                                                          43,200
          2,186    DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                      95,882
          4,395    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                      126,398
            697    FUGRO NV (OIL FIELD SERVICES)+                                                                            29,370

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NETHERLANDS (CONTINUED)
          2,063    GETRONICS NV (BUSINESS SERVICES)                                                                 $        13,917
          8,044    HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                         39,169
          3,402    HEINEKEN NV (EATING & DRINKING PLACES)                                                                   155,603
         25,438    ING GROEP NV (FINANCIAL SERVICES)                                                                      1,118,987
         26,793    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              341,788
         16,857    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   591,462
         20,701    KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      219,975
            838    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           13,453
          2,059    QIAGEN NV (HEALTH SERVICES)<<+                                                                            32,245
            753    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           42,882
          9,885    REED ELSEVIER NV (COMMUNICATIONS)                                                                        164,831
            784    RODAMCO EUROPE NV (REITS)                                                                                 91,313
         47,343    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,559,069
          2,341    ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                105,382
          1,757    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                47,745
          5,575    TNT NV (TRANSPORTATION SERVICES)                                                                         211,446
         23,506    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    578,253
          2,232    VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      41,803
            248    WERELDHAVE NV (REITS)                                                                                     27,077
          3,860    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             100,684

                                                                                                                          7,307,339
                                                                                                                    ---------------

NEW ZEALAND - 0.16%
         18,500    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)<<                         24,516
          4,376    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                20,425
          4,714    FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)              11,109
          8,696    FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          23,559
          7,336    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             41,089
          4,596    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)<<               15,901
          3,579    SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                           12,616
         28,631    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                             81,303
            705    TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                  1,445
          4,703    TOWER LIMITED (BUSINESS SERVICES)+                                                                         9,947
          3,233    VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           5,002
          2,606    WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                      10,939

                                                                                                                            257,851
                                                                                                                    ---------------

NORWAY - 0.75%
            331    AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)+                                                             29,415
          9,414    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                            115,248
         10,000    DNO ASA (OIL & GAS EXTRACTION)                                                                            13,912
            654    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  24,951
          9,596    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   214,295
          1,800    NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                       27,055
          3,048    OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                   19,007
          2,642    ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                      125,692

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NORWAY (CONTINUED)
         35,400    PAN FISH ASA (FISHING)+                                                                          $        27,879
            831    PETROJARL ASA (TRANSPORTATION-MARINE)+                                                                     8,925
            831    PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                        40,489
            500    PROSAFE ASA (OIL & GAS EXTRACTION)                                                                        30,644
            519    SCHIBSTED ASA (COMMUNICATIONS)                                                                            15,586
          2,388    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               31,320
             33    SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                    666
          8,912    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    210,627
            400    STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                  10,419
          2,564    STOREBRAND ASA (INSURANCE CARRIERS)                                                                       27,068
          2,116    TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            22,598
            800    TANDBERG TELEVISION ASA (COMMUNICATIONS)+                                                                  6,509
         10,693    TELENOR ASA (COMMUNICATIONS)                                                                             139,425
          1,200    TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                   18,984
          1,783    TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                            10,873
          2,600    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            39,439

                                                                                                                          1,211,026
                                                                                                                    ---------------

PORTUGAL - 0.33%
          4,914    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                    36,640
         27,491    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    85,407
          3,114    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         47,574
          3,849    BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)<<                                                    42,658
          3,821    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                 27,376
         26,526    ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      115,036
            716    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                      12,784
         10,266    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                128,226
          1,398    PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                          16,930
         13,525    SONAE SGPS SA (GENERAL MERCHANDISE STORES)+                                                               23,496

                                                                                                                            536,127
                                                                                                                    ---------------

SINGAPORE - 0.83%
          9,000    ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                  9,010
         11,000    ASCENDAS REIT (REITS)                                                                                     14,891
         15,000    CAPITALAND LIMITED (REAL ESTATE)                                                                          47,694
         14,300    CAPITAMALL TRUST (REITS)<<                                                                                22,869
         19,000    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   14,475
          6,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   40,422
         29,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                               30,858
          1,000    CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       6,548
         15,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     181,332
         10,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                         26,066
          2,000    HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                            7,996
          2,046    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      15,459
          1,400    K-REIT ASIA (REITS)                                                                                        1,569
          8,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            74,547

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SINGAPORE (CONTINUED)
          7,000    KEPPEL LAND LIMITED (REAL ESTATE)                                                                $        21,861
          9,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       11,503
         33,200    OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                            136,918
         11,000    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                19,392
         10,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              23,229
          9,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                        18,926
          8,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      73,540
          9,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            25,160
          2,000    SINGAPORE LAND LIMITED (REAL ESTATE)                                                                       9,885
         25,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                          15,898
         19,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               49,048
         21,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       37,683
         95,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    145,947
         11,000    SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         7,688
         18,000    STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)+                                                                                               11,050
         12,000    SUNTEC REIT (REITS)                                                                                       11,182
         16,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   164,206
          9,000    UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                19,833
          4,000    VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER  EQUIPMENT)                                                                                      31,733
          8,000    WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                    9,520

                                                                                                                          1,337,938
                                                                                                                    ---------------

SPAIN - 4.01%
          3,355    ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                           88,064
            363    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                55,236
          2,296    ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                    44,283
          3,461    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  164,139
          3,659    ALTADIS SA (TOBACCO PRODUCTS)                                                                            173,714
          1,019    ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                              20,842
         45,855    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,061,176
         11,297    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                     185,225
         80,651    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                         1,275,305
          2,365    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                       33,318
          1,699    CORPORACION MAPFRE SA (INSURANCE CARRIERS)                                                                35,505
          1,410    EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<                                                          28,822
         12,934    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            550,254
            820    FADESA INMOBILIARIA SA (REAL ESTATE)<<                                                                    36,445
            605    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                                48,332
          2,075    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     45,467
          2,217    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    80,824
            871    GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                      70,024
         11,069    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         495,474
          8,826    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                 23,727
          1,502    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,683
          2,996    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               139,655
            513    INMOBILIARIA COLONIAL SA (REAL ESTATE)                                                                    39,779
            618    METROVACESA SA (REAL ESTATE)<<                                                                            74,565

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SPAIN (CONTINUED)
          1,145    NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                               $        24,305
          1,224    PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  20,038
         12,503    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     372,105
          1,520    SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                     69,112
            664    SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                             21,557
            457    SOGECABLE SA (COMMUNICATIONS)<<+                                                                          16,313
         60,784    TELEFONICA SA (COMMUNICATIONS)                                                                         1,053,648
          1,943    UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                     99,243
          2,315    ZELTIA SA (HEALTH SERVICES)+                                                                              17,232

                                                                                                                          6,496,411
                                                                                                                    ---------------

SWEDEN - 2.40%
          1,292    ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  43,371
          4,087    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            75,988
          4,614    ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         121,203
          2,706    ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          67,759
            558    AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                       16,942
            763    BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                             11,609
          3,500    BOLIDEN AB (METAL-DIVERSIFIED)+                                                                           66,388
          1,678    CAPIO AB (HEALTH SERVICES)+                                                                               38,354
          2,696    CASTELLUM AB (REAL ESTATE)                                                                                30,351
            725    D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                              15,285
          3,907    ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            63,445
          1,078    ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  20,300
          2,481    ENIRO AB (COMMUNICATIONS)                                                                                 30,470
          1,335    FABEGE AB (REAL ESTATE)                                                                                   29,512
          2,633    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              48,146
          6,380    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               266,844
            517    HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       13,687
            631    HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                       26,349
          3,907    HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                   45,984
          1,743    KUNGSLEDEN (REAL ESTATE)                                                                                  19,860
          2,686    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               28,315
            532    METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                  606
          1,065    METRO INTERNATIONAL SA B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                1,294
            761    MODERN TIMES B SHARES (TELEVISION)+                                                                       39,358
            800    NOBIA AB (HOME FURNISHINGS)+                                                                              26,746
         28,359    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      371,508
          1,424    OMX AB (BUSINESS SERVICES)                                                                                27,593
            514    ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                        17,044
         14,255    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           163,400
          1,403    SAS AB (TRANSPORTATION BY AIR)+                                                                           18,332
          1,398    SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                      83,367
          4,107    SECURITAS AB (BUSINESS SERVICES)                                                                          51,561
          4,107    SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                         10,312
          4,107    SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                         15,412
          6,412    SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                               172,371

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWEDEN (CONTINUED)
          5,340    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       $        90,358
          5,640    SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           82,543
          2,154    SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                40,122
            900    SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                15,966
          2,559    SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           117,332
          6,914    SVENSKA HANDELSBANKEN AB (DEPOSITORY INSTITUTIONS)                                                       186,810
          4,125    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       67,126
          4,239    TELE2 AB (COMMUNICATIONS)                                                                                 42,806
        199,937    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 692,999
         25,411    TELIASONERA AB (COMMUNICATIONS)                                                                          162,977
          1,192    TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    22,447
          1,195    VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                              74,034
          2,979    VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                             177,444
            534    WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                     9,619
          5,917    WM-DATA AB B SHARES (BUSINESS SERVICES)                                                                   20,590

                                                                                                                          3,882,239
                                                                                                                    ---------------

SWITZERLAND - 6.99%
         26,469    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                        348,207
          1,802    ADECCO SA (BUSINESS SERVICES)                                                                            108,730
          1,023    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 61,767
          3,077    CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                 41,586
          7,051    COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                           339,454
         16,130    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 933,268
             50    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            60,938
             85    GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    68,044
          2,656    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          217,076
            622    KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             18,405
            695    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                48,077
             25    KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                    12,855
          2,140    LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       46,464
            610    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              42,246
            502    MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                               11,241
          5,466    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,905,855
            303    NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                74,572
         31,538    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,841,156
            672    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  42,509
            633    PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                      32,145
             54    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           23,255
          9,516    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     1,645,295
            629    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  32,797
             56    SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                           48,367
             58    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       58,397
            104    SIG HOLDING AG (MACHINERY)+                                                                               30,024
          8,901    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               154,293
            123    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &             26,485
                   OPTICAL)

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWITZERLAND (CONTINUED)
             57    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               $        45,424
            461    SWATCH GROUP AG - BR (APPAREL & ACCESSORY STORES)                                                         89,070
            798    SWATCH GROUP AG - REG (APPAREL & ACCESSORY STORES)                                                        30,951
          4,591    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   351,360
            261    SWISSCOM AG (COMMUNICATIONS)                                                                              86,882
          1,414    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                213,268
            570    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  63,361
         27,881    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,667,799
             96    UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                32,168
          1,937    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                       475,943

                                                                                                                         11,329,734
                                                                                                                    ---------------

UNITED KINGDOM - 22.39%
          5,667    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)+                                                        99,262
          9,022    AEGIS GROUP PLC (COMMUNICATIONS)                                                                          22,593
          4,678    AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    29,342
          5,500    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 36,866
          9,212    AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        100,039
         19,185    ANGLO AMERICAN PLC (COAL MINING)                                                                         802,114
         21,729    ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                47,804
          2,160    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        26,692
         21,318    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,332,350
         34,095    AVIVA PLC (INSURANCE CARRIERS)                                                                           499,848
         43,218    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  319,832
          5,307    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       40,914
         88,104    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,111,837
          3,107    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 62,013
          7,495    BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    37,363
          1,481    BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              35,715
          1,398    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+             35,206
         47,515    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      577,379
         33,279    BHP BILLITON PLC (COAL MINING)                                                                           574,496
         10,800    BOOTS GROUP PLC (HEALTH SERVICES)                                                                        156,717
          1,540    BOVIS HOMES GROUP PLC (BUILDING)                                                                          26,715
        270,592    BP PLC (OIL & GAS EXTRACTION)                                                                          2,948,652
          7,704    BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        69,094
          7,266    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                              58,091
         21,353    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          577,314
          7,046    BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                   179,946
         16,001    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            163,578
          3,325    BRIXTON PLC (REAL ESTATE)                                                                                 32,933
        113,107    BT GROUP PLC (COMMUNICATIONS)                                                                            567,558
          5,115    BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        64,021
          6,054    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              58,489
         28,432    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          302,638
          8,023    CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               82,244

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
          2,472    CARNIVAL PLC (WATER TRANSPORTATION)                                                              $       118,256
          4,775    CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                      27,470
          5,393    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          38,345
         50,033    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         304,691
          1,538    CHARTER COMMUNICATIONS, INCORPORATED CLASS A (COMMUNICATIONS)+                                            24,276
          2,022    CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                  32,294
          1,952    CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                             37,297
         14,971    COBHAM PLC (TRANSPORTATION BY AIR)                                                                        50,876
          2,550    COLLINS STEWART HOLDINGS PLC (DIVERSIFIED MANUFACTURING)+                                                 41,538
         28,118    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              141,224
          1,844    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                19,595
         11,653    CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  84,658
          3,963    DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                               45,003
          1,962    DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          17,651
          1,894    DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  20,289
          9,807    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               255,771
         37,512    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     662,671
         25,726    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       105,488
          7,143    ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                37,214
          2,946    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       41,480
          3,536    EMAP PLC B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                              7,283
         11,014    EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                           54,855
          4,719    ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                            93,215
          5,841    FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                             21,818
          5,086    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  46,733
         10,694    FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          18,071
         23,179    FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                83,977
          8,543    GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                    139,800
          5,423    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        52,596
         10,394    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        55,902
         78,907    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      2,100,878
          2,241    GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                  25,385
         15,524    GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                   49,122
         11,788    GUS PLC (GENERAL MERCHANDISE STORES)                                                                     213,208
          3,730    HAMMERSON PLC (REAL ESTATE)                                                                               91,628
         10,005    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      144,898
         19,601    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       53,031
         51,590    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     1,021,001
          7,061    HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                21,417
        155,695    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,840,810
          6,985    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             67,484
          4,612    IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          43,759
         16,463    IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                           122,450
          9,392    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            313,014
          6,030    INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          59,133
          5,086    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    89,087
         20,526    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              120,291

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
          2,518    INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    $        36,774
          9,962    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    38,750
          4,035    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         39,626
         58,214    ITV PLC (COMMUNICATIONS)                                                                                 105,454
         18,947    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                133,210
          2,738    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         70,694
          4,837    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       77,026
          6,076    KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                37,058
         32,715    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       150,225
          7,915    LADBROKERS PLC NEW (AMUSEMENT & RECREATION SERVICES)                                                      57,648
          6,517    LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  240,137
         85,958    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           229,344
          3,540    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   81,194
         74,828    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           755,860
         13,620    LOGICACMG PLC (BUSINESS SERVICES)                                                                         39,527
          2,921    LONDON STOCK EXCHANGE GROUP PLC (FINANCE-OTHER SERVICES)+                                                 67,609
         24,564    MAN GROUP PLC (BUSINESS SERVICES)                                                                        206,045
         22,664    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   272,644
          6,080    MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       35,518
         11,410    MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        20,509
          4,046    MICHAEL PAGE INTERNATIONAL PLC (HUMAN RESOURCES)                                                          29,147
          6,144    MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        26,027
          6,665    MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                        73,565
          1,852    NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                      32,561
         36,764    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               459,473
          3,373    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    119,740
         69,160    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      216,898
         11,291    PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   160,775
          3,973    PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            99,531
          6,673    PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                22,614
          3,063    PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              35,872
         32,384    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      402,311
          3,237    PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                              58,759
          7,494    RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 32,939
          8,290    RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                      343,651
         17,755    REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             196,968
         26,899    RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                     73,784
          9,374    RESOLUTION PLC (INSURANCE CARRIERS)                                                                      108,380
         18,047    REUTERS GROUP PLC (COMMUNICATIONS)                                                                       146,818
          7,159    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        76,605
         14,298    RIO TINTO PLC (METAL MINING)                                                                             676,497
         23,374    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              198,252
         38,928    ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                108,601
         43,380    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,493,678
          4,946    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                   163,172
         37,456    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   1,271,466
         12,149    SABMILLER PLC (EATING & DRINKING PLACES)                                                                 227,016
         16,594    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   78,063

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
          1,965    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                               $        34,216
         11,404    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       121,708
         11,665    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       287,863
         20,417    SCOTTISH POWER PLC (ELECTRIC INTEGRATED)                                                                 249,049
          5,949    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                41,825
          4,434    SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                  110,914
         23,026    SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                             47,639
          6,195    SLOUGH ESTATES PLC (REAL ESTATE)                                                                          77,134
         12,496    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         114,937
          7,299    SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                122,518
          3,481    SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  22,812
          9,229    STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                            21,945
         28,178    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                 142,845
          6,928    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 93,331
          8,493    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       56,415
        106,741    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      719,481
          9,500    TOMKINS PLC (BUSINESS SERVICES)                                                                           42,111
          1,502    TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                    48,821
          3,378    TRINITY MIRROR PLC (COMMUNICATIONS)                                                                       30,106
         16,253    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   400,775
          3,691    UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                45,788
         12,226    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 161,498
        714,397    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,635,212
          2,680    WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  64,992
          4,859    WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                        58,544
          7,911    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         166,784
         15,955    WPP GROUP PLC (BUSINESS SERVICES)                                                                        197,761
          6,228    XSTRATA PLC (DIVERSIFIED MINERALS)+                                                                      257,357
         10,531    YELL GROUP PLC (COMMUNICATIONS)                                                                          117,401

                                                                                                                         36,256,385
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $116,998,302)                                                                                 157,663,279
                                                                                                                    ---------------

RIGHTS - 0.01%
         11,788    EXPERIAN GROUP RIGHTS+(A)                                                                                      0
          1,156    SONAE BONUS RIGHTS                                                                                        10,466
            815    SUEDZUCKER AG RIGHTS+(A)                                                                                       0

TOTAL RIGHTS (COST $5,545)                                                                                                   10,466
                                                                                                                    ---------------

WARRANTS - 0.00%
          4,000    DOWA MINING WARRANTS (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+(A)                            0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.12%
      8,285,450    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       8,285,450
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,285,450)                                                                 8,285,450
                                                                                                                    ---------------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.32%
      2,140,872    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     2,140,872
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,140,872)                                                                            2,140,872
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $127,430,169)*                               103.79%                                                          $   168,100,067

OTHER ASSETS AND LIABILITIES, NET                   (3.79)                                                               (6,140,053)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   161,960,014
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (EXCLUDING 144A ISSUES).

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,140,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $127,711,567 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $42,422,164
         GROSS UNREALIZED DEPRECIATION                      (2,033,664)
                                                           -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $40,388,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 94.04%

AUSTRALIA - 3.70%
        448,500    AWB LIMITED (AGRICULTURAL SERVICES)                                                              $     1,093,055
        363,600    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                     1,756,025
        193,800    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,044,296
         66,600    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               2,270,895
        228,400    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             507,276
        657,900    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 1,917,204
        127,900    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  1,066,676
        561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                         1,553,691

                                                                                                                         11,209,118
                                                                                                                    ---------------

AUSTRIA - 0.75%
         54,800    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                2,263,268
                                                                                                                    ---------------

BELGIUM - 1.40%
          7,700    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       199,479
         99,600    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       4,042,804

                                                                                                                          4,242,283
                                                                                                                    ---------------

DENMARK - 1.01%
         44,400    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,746,218
         17,400    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               1,313,911

                                                                                                                          3,060,129
                                                                                                                    ---------------

FINLAND - 1.73%
          8,860    KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                          62,017
         74,200    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)<<                                                             1,383,117
         51,800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,487,770
        151,500    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                               2,297,638

                                                                                                                          5,230,542
                                                                                                                    ---------------

FRANCE - 8.92%
            730    ARKEMA (OIL & GAS EXTRACTION)+                                                                            34,445
         11,300    ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                    1,422,871
         53,100    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               5,713,261
         13,200    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                             1,063,720
          7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     737,247
         32,800    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,379,072
         17,400    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)             1,275,307
         74,700    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           3,281,226
         21,200    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            1,195,476
         10,500    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                   496,633
         21,400    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  2,454,483
         17,600    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             2,800,877
         23,600    TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,548,674
         24,544    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      875,493
         49,300    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,777,303

                                                                                                                         27,056,088
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY - 6.63%
         19,900    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)      $     1,099,205
         43,800    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  3,507,399
         50,600    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           2,710,267
         32,000    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          1,599,168
         71,200    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          1,508,670
         55,000    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              2,267,344
         27,600    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                      2,335,786
         11,400    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                     1,802,785
         64,800    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             2,183,254
         53,300    TUI AG (TRANSPORTATION BY AIR)<<                                                                       1,100,321

                                                                                                                         20,114,199
                                                                                                                    ---------------

GREECE - 0.41%
         19,500    INTRACOM SA (COMMUNICATIONS)                                                                             124,624
         73,200    VIVATIA SA (DEPOSITORY INSTITUTIONS)+                                                                  1,123,141

                                                                                                                          1,247,765
                                                                                                                    ---------------

HONG KONG - 1.38%
      1,025,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                2,099,825
        284,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              874,895
        147,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                            598,140
        652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                              625,644

                                                                                                                          4,198,504
                                                                                                                    ---------------

IRELAND - 0.53%
         64,700    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,621,171
                                                                                                                    ---------------

ITALY - 3.51%
        175,000    BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                             1,151,710
         70,700    BANCHE POPOLARI UNITE SCPA (DEPOSITORY INSTITUTIONS)                                                   1,902,403
         64,900    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           1,116,766
        125,500    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                    3,719,120
         77,900    FIAT SPA (TRANSPORTATION EQUIPMENT)<<+                                                                 1,241,682
        225,700    IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)<<                                                        1,525,445

                                                                                                                         10,657,126
                                                                                                                    ---------------

JAPAN - 22.28%
         24,200    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,032,533
         96,400    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                           1,007,048
        102,800    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                      1,498,596
        244,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                                1,561,600
        180,000    CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)<<                                               1,132,190
        253,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                               1,400,737
          2,500    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            49,947
        179,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         737,972
              1    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   6
        294,900    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                      1,143,401

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
        350,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<         $     1,991,111
         61,400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       1,169,524
         22,100    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          286,622
         70,100    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 1,700,203
         71,400    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                               2,399,644
        111,200    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         2,565,249
        243,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,209,600
        237,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 1,484,698
         42,300    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                   664,983
         55,500    NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                                        1,202,794
         46,000    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    533,503
        139,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               986,095
        376,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          2,769,270
            500    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                              1,811,640
        953,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                    3,920,914
            600    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              2,946,032
        117,400    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,314,880
        104,900    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             1,847,128
         76,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)<<                                                                 641,456
          2,100    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               3,235,556
        226,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                    1,237,858
        425,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          1,482,328
         45,700    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,818,328
         82,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              1,631,323
         40,000    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,026,032
         27,300    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      693,333
         94,500    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           1,052,800
        177,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                      1,336,584
         90,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     1,122,286
        122,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,276,546
         21,400    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              981,909
        122,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,528,550
         63,200    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          1,819,090
        101,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             1,120,085
        137,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               640,203
         19,000    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 397,291
         76,100    TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    4,135,975
                                                                                                                         67,545,453
                                                                                                                    ---------------

NETHERLANDS - 4.21%
         62,100    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                         1,811,161
        125,600    AEGON NV (INSURANCE CARRIERS)                                                                          2,355,567
         24,900    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,533,891
         98,000    ING GROEP NV (FINANCIAL SERVICES)                                                                      4,310,901
         91,700    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)+                                                           1,169,782
         47,800    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,574,119
                                                                                                                         12,755,421
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NORWAY - 1.05%
         50,000    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                    $       612,110
         63,600    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 1,420,295
         75,200    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                         1,140,686

                                                                                                                          3,173,091
                                                                                                                    ---------------

PORTUGAL - 0.22%
        211,400    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   656,763
                                                                                                                    ---------------

SINGAPORE - 1.25%
        673,878    MOBILONE LIMITED (COMMUNICATIONS)                                                                        895,251
        358,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      457,573
        135,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   1,240,989
        117,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,200,756

                                                                                                                          3,794,569
                                                                                                                    ---------------

SPAIN - 3.80%
         75,800    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,754,162
        226,500    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           3,581,561
        106,300    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          4,522,343
         55,395    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   1,648,623

                                                                                                                         11,506,689
                                                                                                                    ---------------

SWEDEN - 2.22%
        225,500    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    2,954,088
         22,200    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    658,898
         52,400    VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                           3,121,197

                                                                                                                          6,734,183
                                                                                                                    ---------------

SWITZERLAND - 6.58%
         27,800    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)+                                              2,727,866
         10,800    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                652,085
          8,600    CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                104,538
         76,800    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               4,443,584
          2,500    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            1,171,578
          2,100    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          904,354
          4,400    SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       400,784
          9,000    SWISSCOM AG (COMMUNICATIONS)                                                                           2,995,921
         21,400    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,227,670
         27,200    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,627,062
          2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           465,432
          5,200    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               1,239,234

                                                                                                                         19,960,108
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM - 22.46%
        106,800    ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)       $     1,001,831
        105,600    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     2,147,234
         57,300    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          3,581,184
        114,500    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,678,622
        437,200    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 5,517,288
         48,300    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                964,029
         11,431    BOOTS GROUP PLC (HEALTH SERVICES)                                                                        165,872
        534,500    BP PLC (OIL & GAS EXTRACTION)                                                                          5,824,469
        223,700    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,981,129
        223,900    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       1,266,038
        925,000    BT GROUP PLC (COMMUNICATIONS)                                                                          4,641,541
        390,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 1,124,530
        652,500    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     2,675,533
         78,300    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       759,411
        414,000    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                     2,226,620
         52,200    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,389,811
        107,400    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,555,429
        241,000    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     4,769,553
         62,400    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,138,550
        172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                              602,921
        479,900    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         4,847,612
        237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             399,539
        297,600    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      933,326
        315,100    RHM PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                     1,641,607
        962,500    ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                              2,685,175
         69,700    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             2,399,939
        205,400    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   6,972,430
         97,800    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              1,317,514
        104,000    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      690,783
        527,275    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,206,901

                                                                                                                         68,106,421
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $239,597,598)                                                                                 285,132,891
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 7.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 7.09%
     21,483,354    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      21,483,354
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,483,354)                                                               21,483,354
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 5.36%
     16,276,253    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    16,276,253
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,276,253)                                                                          16,276,253
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $277,357,205)*                               106.49%                                                          $   322,892,498

OTHER ASSETS AND LIABILITIES, NET                   (6.49)                                                              (19,684,848)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   303,207,650
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,276,253.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $277,963,852 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                        $49,659,475
         GROSS UNREALIZED DEPRECIATION                         (4,730,829)
                                                              -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)           $44,928,646

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.59%

AMUSEMENT & RECREATION SERVICES - 1.44%
         59,150    INTERNATIONAL GAME TECHNOLOGY                                                                    $     2,454,725
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 2.58%
         32,180    KOHL'S CORPORATION+                                                                                    2,089,126
         54,780    NORDSTROM INCORPORATED                                                                                 2,317,194

                                                                                                                          4,406,320
                                                                                                                    ---------------

BUSINESS SERVICES - 5.33%
         64,940    CITRIX SYSTEMS INCORPORATED+                                                                           2,351,477
         21,850    OMNICOM GROUP INCORPORATED                                                                             2,045,160
        150,340    ORACLE CORPORATION+                                                                                    2,667,032
         95,900    SYMANTEC CORPORATION+                                                                                  2,040,752

                                                                                                                          9,104,421
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.77%
         41,140    ABBOTT LABORATORIES                                                                                    1,997,758
         33,900    AMGEN INCORPORATED+                                                                                    2,424,867
         33,080    GENENTECH INCORPORATED+                                                                                2,735,716
         27,290    GILEAD SCIENCES INCORPORATED+                                                                          1,874,823
         59,240    MERCK & COMPANY INCORPORATED                                                                           2,482,156
         59,420    MONSANTO COMPANY                                                                                       2,793,334
        107,800    SCHERING-PLOUGH CORPORATION                                                                            2,381,302

                                                                                                                         16,689,956
                                                                                                                    ---------------

COMMUNICATIONS - 3.07%
         73,310    AT&T INCORPORATED<<                                                                                    2,386,974
         77,250    COMCAST CORPORATION CLASS A<<+                                                                         2,846,663

                                                                                                                          5,233,637
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 3.69%
         39,190    BANK OF AMERICA CORPORATION                                                                            2,099,408
         45,320    JPMORGAN CHASE & COMPANY                                                                               2,128,227
         33,300    STATE STREET CORPORATION                                                                               2,077,920

                                                                                                                          6,305,555
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.18%
         51,500    MCDONALD'S CORPORATION                                                                                 2,014,680
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.47%
         31,620    TXU CORPORATION                                                                                        1,976,882
         61,010    WASTE MANAGEMENT INCORPORATED                                                                          2,237,847

                                                                                                                          4,214,729
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.10%
        137,500    CISCO SYSTEMS INCORPORATED+                                                                            3,162,500
         26,290    COOPER INDUSTRIES LIMITED CLASS A                                                                      2,240,434
         26,660    EMERSON ELECTRIC COMPANY                                                                               2,235,708

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         56,030    HARRIS CORPORATION                                                                               $     2,492,775
         55,180    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                2,021,243
         89,020    MOTOROLA INCORPORATED                                                                                  2,225,500
         48,410    QUALCOMM INCORPORATED                                                                                  1,759,704
         84,780    TEXAS INSTRUMENTS INCORPORATED                                                                         2,818,935

                                                                                                                         18,956,799
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.31%
         25,050    JACOBS ENGINEERING GROUP INCORPORATED<<+                                                               1,871,987
         33,980    QUEST DIAGNOSTICS INCORPORATED                                                                         2,078,217

                                                                                                                          3,950,204
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.40%
         44,110    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,095,666
         43,120    ARCHER-DANIELS-MIDLAND COMPANY                                                                         1,633,386
         58,330    PEPSI BOTTLING GROUP INCORPORATED                                                                      2,070,715

                                                                                                                          5,799,767
                                                                                                                    ---------------

FOOD STORES - 1.22%
         68,590    SAFEWAY INCORPORATED                                                                                   2,081,707
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.24%
         25,900    JC PENNEY COMPANY INCORPORATED                                                                         1,771,301
         13,010    SEARS HOLDINGS CORPORATION+                                                                            2,056,751

                                                                                                                          3,828,052
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.19%
         88,536    HOST HOTELS & RESORTS INCORPORATED                                                                     2,030,134
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.16%
         37,120    BEST BUY COMPANY INCORPORATED                                                                          1,988,147
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.48%
         61,700    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,384,088
         32,220    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       1,842,662

                                                                                                                          4,226,750
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.30%
         36,850    APPLE COMPUTER INCORPORATED+                                                                           2,838,556
         26,630    BAKER HUGHES INCORPORATED                                                                              1,816,166
         35,970    CATERPILLAR INCORPORATED                                                                               2,366,826
         47,630    HEWLETT-PACKARD COMPANY                                                                                1,747,545
         24,330    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,993,600

                                                                                                                         10,762,693
                                                                                                                    ---------------

INSURANCE CARRIERS - 6.63%
         43,610    ALLSTATE CORPORATION                                                                                   2,735,655
         42,130    CHUBB CORPORATION                                                                                      2,189,075
         23,880    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         2,071,590


160

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         57,170    LOEWS CORPORATION                                                                                $     2,166,743
         45,880    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              2,151,313

                                                                                                                         11,314,376
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.93%
         70,080    AGILENT TECHNOLOGIES INCORPORATED+                                                                     2,290,915
         46,210    BAXTER INTERNATIONAL INCORPORATED                                                                      2,100,707
         32,730    BECTON DICKINSON & COMPANY                                                                             2,313,029

                                                                                                                          6,704,651
                                                                                                                    ---------------

METAL MINING - 1.34%
         43,100    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    2,295,506
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.30%
         28,340    VULCAN MATERIALS COMPANY                                                                               2,217,605
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.21%
         52,050    OFFICE DEPOT INCORPORATED+                                                                             2,066,385
                                                                                                                    ---------------

MOTION PICTURES - 2.47%
        107,430    NEWS CORPORATION CLASS A                                                                               2,111,000
         67,890    WALT DISNEY COMPANY<<                                                                                  2,098,480

                                                                                                                          4,209,480
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.22%
         71,960    HALLIBURTON COMPANY                                                                                    2,047,262
         28,380    SCHLUMBERGER LIMITED                                                                                   1,760,411
         40,660    WEATHERFORD INTERNATIONAL LIMITED+                                                                     1,696,335

                                                                                                                          5,504,008
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.91%
         21,740    MARATHON OIL CORPORATION                                                                               1,671,806
         12,400    SUNOCO INCORPORATED                                                                                      771,156
         15,740    VALERO ENERGY CORPORATION                                                                                810,138

                                                                                                                          3,253,100
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 1.19%
         23,060    UNION PACIFIC CORPORATION                                                                              2,029,280
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.89%
         12,700    GOLDMAN SACHS GROUP INCORPORATED                                                                       2,148,459
         31,670    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  2,339,146
         29,620    MORGAN STANLEY                                                                                         2,159,594

                                                                                                                          6,647,199
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.32%
         40,820    LOEWS CORPORATION - CAROLINA GROUP                                                                     2,261,020
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.28%
        131,290    SOUTHWEST AIRLINES COMPANY                                                                             2,187,291
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT - 4.97%
         25,540    BOEING COMPANY                                                                                   $     2,013,829
         32,410    GENERAL DYNAMICS CORPORATION                                                                           2,322,822
         22,300    LOCKHEED MARTIN CORPORATION                                                                            1,919,138
         25,480    TEXTRON INCORPORATED                                                                                   2,229,500

                                                                                                                          8,485,289
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $152,561,452)                                                                                 163,223,466
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
        114,118    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          114,118
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.52%
$        16,770    ALLIANCE & LEICESTER PLC                                               5.47%       10/25/2006             16,713
         23,746    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        10/15/2007             23,757
          2,638    AQUINAS FUNDING LLC++                                                  5.36        12/11/2006              2,612
         65,960    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        10/20/2006             65,960
        131,920    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        11/03/2006            131,920
         65,960    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        12/22/2006             65,960
         65,960    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.31        04/25/2007             65,963
         72,506    ATOMIUM FUNDING CORPORATION++                                          5.38        11/03/2006             72,167
         65,960    BANCO SANTANDER TOTTA LN+/-++                                          5.33        10/16/2007             65,958
         65,960    BANK OF AMERICA NA SERIES BKNT+/-                                      5.42        06/19/2007             65,969
         43,534    BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.55        01/12/2007             43,548
         79,152    BEAR STEARNS & COMPANY+/-                                              5.43        10/04/2006             79,152
         15,830    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66        01/16/2007             15,840
         30,307    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006             30,237
         65,960    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006             65,719
         65,960    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006             65,251
          2,638    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006              2,635
          8,839    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006              8,808
         52,768    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006             52,437
         15,168    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006             15,164
         30,194    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006             30,189
         48,678    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        11/17/2006             48,352
         24,286    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006             24,057
        131,920    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006            131,727
        131,920    CHEYNE FINANCE LLC                                                     5.30        10/13/2006            131,708
         65,960    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007             65,963
        612,058    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $612,335)               5.42        10/02/2006            612,058
         79,231    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006             79,127
         13,192    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006             13,184
          2,902    CULLINAN FINANCE CORPORATION++                                         5.34        10/12/2006              2,898
          2,111    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006              2,104
         65,960    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006             65,967
        131,920    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007            131,911

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        65,960    DEER VALLEY FUNDING LLC                                                5.31%      10/12/2006     $       65,864
          2,638    EDISON ASSET SECURITIZATION LLC                                        5.44       12/11/2006              2,612
        165,610    FAIRWAY FINANCE CORPORATION++                                          5.38       10/02/2006            165,610
          4,757    FAIRWAY FINANCE CORPORATION                                            5.35       10/23/2006              4,742
        791,520    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $791,878)            5.43       10/02/2006            791,520
         13,350    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36       10/12/2006             13,331
          5,804    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50       10/27/2006              5,783
          3,298    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46       11/06/2006              3,281
         38,713    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34       11/15/2006             38,465
          3,298    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49       11/27/2006              3,271
          4,221    GEMINI SECURITIZATION LLC++                                            5.35       10/30/2006              4,204
         63,955    GEORGE STREET FINANCE LLC++                                            5.36       10/12/2006             63,861
        106,011    GEORGE STREET FINANCE LLC++                                            5.33       10/16/2006            105,794
         55,077    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66       10/27/2006             55,088
         37,861    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46       03/30/2007             37,890
          7,915    GRAMPIAN FUNDING LLC++                                                 5.23       10/02/2006              7,915
          5,277    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48       05/15/2007              5,279
          9,234    HBOS TREASURY SERVICES PLC+/-++                                        5.58       01/12/2007              9,240
         37,004    HSBC BANK USA+/-                                                       5.41       12/14/2006             37,010
         92,344    IBM CORPORATION SERIES MTN+/-                                          5.36       06/28/2007             92,392
          6,646    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33       10/10/2006              6,638
        171,496    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40       09/17/2007            171,496
         65,960    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.33       10/25/2007             65,954
          9,498    JUPITER SECURITIZATION CORPORATION++                                   5.34       10/13/2006              9,483
         32,188    K2 (USA) LLC                                                           5.34       11/10/2006             32,005
         39,576    KAUPTHING BANK SERIES MTN+/-++                                         5.39       03/20/2007             39,551
          9,372    KESTREL FUNDING (US) LLC++                                             5.36       10/05/2006              9,367
         11,313    KESTREL FUNDING (US) LLC                                               5.35       10/06/2006             11,307
         24,379    KLIO FUNDING CORPORATION++                                             5.39       11/03/2006             24,265
         53,143    KLIO III FUNDING CORPORATION++                                         5.30       10/19/2006             53,011
         46,080    KLIO III FUNDING CORPORATION++                                         5.41       10/20/2006             45,959
          4,609    LIBERTY STREET FUNDING CORPORATION                                     5.35       10/25/2006              4,594
          5,277    LIBERTY STREET FUNDING CORPORATION                                     5.34       11/15/2006              5,243
         65,960    LIQUID FUNDING LIMITED                                                 5.34       10/10/2006             65,883
         39,576    LIQUID FUNDING LIMITED+/-++                                            5.29       12/01/2006             39,576
         65,960    LIQUID FUNDING LIMITED++                                               5.35       12/07/2006             65,327
         39,576    LIQUID FUNDING LIMITED                                                 5.49       12/28/2006             39,076
         15,830    LIQUID FUNDING LIMITED SERIES MTN+/-++                                 5.34       02/20/2007             15,833
         26,384    MBIA GLOBAL FUNDING LLC+/-++                                           5.33       02/20/2007             26,385
        132,580    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  5.66       10/27/2006            132,603
          3,958    MONT BLANC CAPITAL CORPORATION                                         5.35       10/27/2006              3,943
         79,152    MORGAN STANLEY+/-                                                      5.45       10/10/2006             79,152
         14,907    MORGAN STANLEY+/-                                                      5.50       11/09/2006             14,909
         15,751    MORGAN STANLEY+/-                                                      5.55       11/24/2006             15,756
         44,391    MORGAN STANLEY+/-                                                      5.64       01/12/2007             44,412
         65,960    MORGAN STANLEY+/-                                                      5.61       07/27/2007             66,035

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        12,203    MORGAN STANLEY SERIES EXL+/-                                           5.39%      10/15/2007     $        12,205
         14,511    NATIONWIDE BUILDING SOCIETY+/-++                                       5.51       12/11/2006              14,517
         47,267    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61       07/20/2007              47,325
         36,938    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.34       10/02/2006              36,938
          2,826    NORTH SEA FUNDING LLC                                                  5.42       10/23/2006               2,817
         41,331    NORTH SEA FUNDING LLC                                                  5.33       11/09/2006              41,102
        131,920    NORTHERN ROCK PLC+/-++SS.                                              5.33       11/05/2007             131,933
         39,576    PARAGON MORTGAGES PLC SERIES 12A+/-++                                  5.31       10/15/2006              39,576
         10,672    RACERS TRUST SERIES 2004-6-MM+/-++                                     5.35       09/22/2006              10,674
        105,362    REGENCY MARKETS #1 LLC++                                               5.34       10/06/2006             105,300
          5,108    REGENCY MARKETS #1 LLC++                                               5.34       10/16/2006               5,097
        131,920    SCALDIS CAPITAL LIMITED                                                5.32       10/31/2006             131,361
         52,768    SLM CORPORATION+/-++                                                   5.33       10/12/2007              52,782
         44,853    STANFIELD VICTORIA FUNDING LLC                                         5.40       11/27/2006              44,487
         30,508    TANGO FINANCE CORPORATION SERIES MTN+/-++                              5.39       10/25/2006              30,509
         63,118    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30       10/06/2006              63,081
          2,944    THUNDER BAY FUNDING LLC++                                              5.34       10/31/2006               2,932
          3,097    TICONDEROGA FUNDING LLC++                                              5.35       10/12/2006               3,093
         15,253    TRAVELERS INSURANCE COMPANY+/-                                         5.40       02/09/2007              15,252
         65,960    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34       06/15/2007              65,961
         65,960    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34       03/09/2007              65,971
         87,067    UNITEDHEALTH GROUP INCORPORATED                                        5.42       10/31/2006              86,698
          5,277    VERSAILLES CDS LLC++                                                   5.35       10/20/2006               5,263
         39,676    WHISTLEJACKET CAPITAL LIMITED                                          5.31       10/16/2006              39,595
         12,485    WHITE PINE FINANCE LLC                                                 5.30       10/02/2006              12,480
         46,167    WHITE PINE FINANCE LLC                                                 5.31       10/16/2006              46,072

                                                                                                                          6,008,951
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,123,069)                                                                 6,123,069
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 7.40%
     12,632,777    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    12,632,777
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,632,777)                                                                          12,632,777
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $171,317,298)*                               106.58%                                                          $   181,979,312

OTHER ASSETS AND LIABILITIES, NET                   (6.58)                                                              (11,238,963)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   170,740,349
                                                   ======                                                           ===============

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,632,777.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $171,319,867 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                            $  13,560,876
         GROSS UNREALIZED DEPRECIATION                               (2,901,431)
                                                                  -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)               $  10,659,445

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.07%

APPAREL & ACCESSORY STORES - 2.23%
      1,063,700    KOHL'S CORPORATION<<+                                                                            $    69,055,404
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.87%
      1,876,200    FASTENAL COMPANY<<                                                                                    72,365,034
      1,712,817    HOME DEPOT INCORPORATED<<                                                                             62,123,873
      2,773,900    LOWE'S COMPANIES INCORPORATED                                                                         77,835,634

                                                                                                                        212,324,541
                                                                                                                    ---------------

BUSINESS SERVICES - 20.22%
        934,100    AUTOMATIC DATA PROCESSING INCORPORATED<<                                                              44,220,294
      6,378,270    EBAY INCORPORATED<<+                                                                                 180,887,737
      1,620,800    FIRST DATA CORPORATION                                                                                68,073,600
        204,800    GOOGLE INCORPORATED CLASS A+                                                                          82,309,120
      7,904,898    MICROSOFT CORPORATION<<                                                                              216,040,862
      1,336,690    YAHOO! INCORPORATED<<+                                                                                33,791,523

                                                                                                                        625,323,136
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 8.96%
      1,556,100    AMGEN INCORPORATED<<+                                                                                111,307,833
      1,416,500    GENENTECH INCORPORATED+                                                                              117,144,550
        722,440    GENZYME CORPORATION<<+                                                                                48,743,027

                                                                                                                        277,195,410
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 1.01%
        632,775    APOLLO GROUP INCORPORATED CLASS A<<+                                                                  31,157,841
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 15.04%
      5,885,243    CISCO SYSTEMS INCORPORATED+                                                                          135,360,589
      4,192,670    INTEL CORPORATION<<                                                                                   86,243,222
      1,688,400    LINEAR TECHNOLOGY CORPORATION<<                                                                       52,543,008
      5,233,000    NOKIA OYJ ADR<<                                                                                      103,037,770
      2,649,400    TEXAS INSTRUMENTS INCORPORATED<<                                                                      88,092,550

                                                                                                                        465,277,139
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.45%
      2,895,000    PAYCHEX INCORPORATED                                                                                 106,680,750
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 5.34%
      2,023,760    TARGET CORPORATION<<                                                                                 111,812,740
      1,080,000    WAL-MART STORES INCORPORATED<<                                                                        53,265,600

                                                                                                                        165,078,340
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.24%
      3,190,000    EMC CORPORATION+                                                                                      38,216,200
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.25%
      1,982,566    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            131,364,823
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.37%
      4,240,310    MEDTRONIC INCORPORATED                                                                               196,919,996
                                                                                                                    ---------------

PERSONAL SERVICES - 2.28%
      1,728,150    CINTAS CORPORATION<<                                                                                  70,560,365
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.81%
      8,120,937    CHARLES SCHWAB CORPORATION                                                                           145,364,772
      1,231,200    FRANKLIN RESOURCES INCORPORATED                                                                      130,199,400
      1,743,740    GOLDMAN SACHS GROUP INCORPORATED<<                                                                   294,988,496
      1,030,900    LEGG MASON INCORPORATED                                                                              103,976,574

                                                                                                                        674,529,242
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,476,103,367)                                                                             3,063,683,187
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 6.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
      3,723,001    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  $     3,723,001
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.34%
$       547,098    ALLIANCE & LEICESTER PLC                                                5.47%      10/25/2006            545,260
        774,682    AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.36       10/15/2007            775,054
         86,076    AQUINAS FUNDING LLC++                                                   5.36       12/11/2006             85,200
      2,151,895    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       10/20/2006          2,151,895
      4,303,790    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       11/03/2006          4,303,790
      2,151,895    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       12/22/2006          2,151,895
      2,151,895    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.31       04/25/2007          2,151,981
      2,365,449    ATOMIUM FUNDING CORPORATION++                                           5.38       11/03/2006          2,354,402
      2,151,895    BANCO SANTANDER TOTTA LN+/-++                                           5.33       10/16/2007          2,151,831
      2,151,895    BANK OF AMERICA NA SERIES BKNT+/-                                       5.42       06/19/2007          2,152,175
      1,420,251    BANK ONE NA ILLINOIS SERIES BKNT+/-                                     5.55       01/12/2007          1,420,705
      2,582,274    BEAR STEARNS & COMPANY+/-                                               5.43       10/04/2006          2,582,274
        516,455    BEAR STEARNS & COMPANY SERIES MTNB+/-                                   5.66       01/16/2007            516,770
        988,753    BUCKINGHAM CDO LLC                                                      5.31       10/18/2006            986,449
      2,151,895    BUCKINGHAM III CDO LLC++                                                5.33       10/27/2006          2,144,041
      2,151,895    BUCKINGHAM III CDO LLC++                                                5.36       12/15/2006          2,128,762
         86,076    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       10/11/2006             85,962
        288,354    CAIRN HIGH GRADE FUNDING I LLC                                          5.32       10/26/2006            287,342
      1,721,516    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       11/14/2006          1,710,722
        494,850    CANCARA ASSET SECURITIZATION LLC++                                      5.33       10/04/2006            494,706
        985,051    CEDAR SPRINGS CAPITAL COMPANY++                                         5.28       10/03/2006            984,904
      1,588,099    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       11/17/2006          1,577,458
        792,328    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       12/06/2006            784,848
      4,303,790    CHEYNE FINANCE LLC++                                                    5.32       10/12/2006          4,297,507
      4,303,790    CHEYNE FINANCE LLC                                                      5.30       10/13/2006          4,296,861
      2,151,895    CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.47       07/16/2007          2,151,981
     19,967,937    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $19,976,956)             5.42       10/02/2006         19,967,937
      2,584,856    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32       10/11/2006          2,581,444
        430,379    CULLINAN FINANCE CORPORATION                                            5.33       10/06/2006            430,125
         94,683    CULLINAN FINANCE CORPORATION++                                          5.34       10/12/2006             94,545
         68,861    CULLINAN FINANCE CORPORATION++                                          5.35       10/23/2006             68,650
      2,151,895    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                            5.37       11/15/2006          2,152,110
      4,303,790    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.29       06/25/2007          4,303,489
      2,151,895    DEER VALLEY FUNDING LLC                                                 5.31       10/12/2006          2,148,753
         86,076    EDISON ASSET SECURITIZATION LLC                                         5.44       12/11/2006             85,200
      5,402,892    FAIRWAY FINANCE CORPORATION++                                           5.38       10/02/2006          5,402,892
        155,195    FAIRWAY FINANCE CORPORATION                                             5.35       10/23/2006            154,720
     25,822,741    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $25,834,426)          5.43       10/02/2006         25,822,741
        435,544    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.36       10/12/2006            434,908
        189,367    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.50       10/27/2006            188,676
        107,595    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.46       11/06/2006            107,046
      1,262,990    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.34       11/15/2006          1,254,882

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       107,595    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.49%      11/27/2006    $       106,718
        137,721    GEMINI SECURITIZATION LLC++                                             5.35       10/30/2006            137,158
      2,086,477    GEORGE STREET FINANCE LLC++                                             5.36       10/12/2006          2,083,431
      3,458,526    GEORGE STREET FINANCE LLC++                                             5.33       10/16/2006          3,451,436
      1,796,832    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.66       10/27/2006          1,797,192
      1,235,188    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46       03/30/2007          1,236,127
        258,227    GRAMPIAN FUNDING LLC++                                                  5.23       10/02/2006            258,227
        172,152    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.48       05/15/2007            172,212
        301,265    HBOS TREASURY SERVICES PLC+/-++                                         5.58       01/12/2007            301,437
      1,207,213    HSBC BANK USA+/-                                                        5.41       12/14/2006          1,207,418
      3,012,653    IBM CORPORATION SERIES MTN+/-                                           5.36       06/28/2007          3,014,220
        216,825    ING AMERICA INSURANCE HOLDINGS INCORPORATED                             5.33       10/10/2006            216,571
      5,594,927    ING USA ANNUITY & LIFE INSURANCE+/-                                     5.40       09/17/2007          5,594,927
      2,151,895    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.33       10/25/2007          2,151,701
        309,873    JUPITER SECURITIZATION CORPORATION++                                    5.34       10/13/2006            309,374
      1,050,125    K2 (USA) LLC                                                            5.34       11/10/2006          1,044,150
      1,291,137    KAUPTHING BANK SERIES MTN+/-++                                          5.39       03/20/2007          1,290,337
        305,741    KESTREL FUNDING (US) LLC++                                              5.36       10/05/2006            305,607
        369,093    KESTREL FUNDING (US) LLC                                                5.35       10/06/2006            368,875
        795,340    KLIO FUNDING CORPORATION++                                              5.39       11/03/2006            791,626
      1,733,739    KLIO III FUNDING CORPORATION++                                          5.30       10/19/2006          1,729,439
      1,503,314    KLIO III FUNDING CORPORATION++                                          5.41       10/20/2006          1,499,375
        150,374    LIBERTY STREET FUNDING CORPORATION                                      5.35       10/25/2006            149,869
        172,152    LIBERTY STREET FUNDING CORPORATION                                      5.34       11/15/2006            171,046
      2,151,895    LIQUID FUNDING LIMITED                                                  5.34       10/10/2006          2,149,377
      1,291,137    LIQUID FUNDING LIMITED+/-++                                             5.29       12/01/2006          1,291,137
      2,151,895    LIQUID FUNDING LIMITED++                                                5.35       12/07/2006          2,131,258
      1,291,137    LIQUID FUNDING LIMITED                                                  5.49       12/28/2006          1,274,817
        516,455    LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.34       02/20/2007            516,532
        860,758    MBIA GLOBAL FUNDING LLC+/-++                                            5.33       02/20/2007            860,801
      4,325,309    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   5.66       10/27/2006          4,326,088
        129,114    MONT BLANC CAPITAL CORPORATION                                          5.35       10/27/2006            128,642
      2,582,274    MORGAN STANLEY+/-                                                       5.45       10/10/2006          2,582,274
        486,328    MORGAN STANLEY+/-                                                       5.50       11/09/2006            486,401
        513,873    MORGAN STANLEY+/-                                                       5.55       11/24/2006            514,027
      1,448,225    MORGAN STANLEY+/-                                                       5.64       01/12/2007          1,448,921
      2,151,895    MORGAN STANLEY+/-                                                       5.61       07/27/2007          2,154,348
        398,101    MORGAN STANLEY SERIES EXL+/-                                            5.39       10/15/2007            398,164
        473,417    NATIONWIDE BUILDING SOCIETY+/-++                                        5.51       12/11/2006            473,597
      1,542,048    NATIONWIDE BUILDING SOCIETY+/-++                                        5.61       07/20/2007          1,543,929
      1,205,061    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.34       10/02/2006          1,205,061
         92,187    NORTH SEA FUNDING LLC                                                   5.42       10/23/2006             91,905
      1,348,377    NORTH SEA FUNDING LLC                                                   5.33       11/09/2006          1,340,907
      4,303,790    NORTHERN ROCK PLC+/-++SS.                                               5.33       11/05/2007          4,304,220
      1,291,137    PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.31       10/15/2006          1,291,137
        348,177    RACERS TRUST SERIES 2004-6-MM+/-++                                      5.35       09/22/2006            348,225
      3,437,351    REGENCY MARKETS #1 LLC++                                                5.34       10/06/2006          3,435,323

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       166,643    REGENCY MARKETS #1 LLC++                                                5.34%      10/16/2006    $       166,301
      4,303,790    SCALDIS CAPITAL LIMITED                                                 5.32       10/31/2006          4,285,542
      1,721,516    SLM CORPORATION+/-++                                                    5.33       10/12/2007          1,721,964
      1,463,289    STANFIELD VICTORIA FUNDING LLC                                          5.40       11/27/2006          1,451,363
        995,295    TANGO FINANCE CORPORATION SERIES MTN+/-++                               5.39       10/25/2006            995,324
      2,059,191    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.30       10/06/2006          2,057,976
         96,061    THUNDER BAY FUNDING LLC++                                               5.34       10/31/2006             95,653
        101,053    TICONDEROGA FUNDING LLC++                                               5.35       10/12/2006            100,905
        497,604    TRAVELERS INSURANCE COMPANY+/-                                          5.40       02/09/2007            497,594
      2,151,895    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34       06/15/2007          2,151,938
      2,151,895    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34       03/09/2007          2,152,239
      2,840,501    UNITEDHEALTH GROUP INCORPORATED                                         5.42       10/31/2006          2,828,458
        172,152    VERSAILLES CDS LLC++                                                    5.35       10/20/2006            171,701
      1,294,408    WHISTLEJACKET CAPITAL LIMITED                                           5.31       10/16/2006          1,291,754
        407,311    WHITE PINE FINANCE LLC                                                  5.30       10/02/2006            407,311
      1,506,154    WHITE PINE FINANCE LLC                                                  5.31       10/16/2006          1,503,072

                                                                                                                        196,037,552
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $199,760,553)                                                             199,760,553
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.97%
     29,968,431    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          29,968,431
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,968,431)                                                                          29,968,431
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,705,832,351)*                             106.50%                                                          $ 3,293,412,171

OTHER ASSETS AND LIABILITIES, NET                   (6.50)                                                             (200,927,120)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 3,092,485,051
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,968,431.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,760,073,908 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                            $ 672,116,242
         GROSS UNREALIZED DEPRECIATION                             (138,777,979)
                                                                  -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)               $ 533,338,263

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.54%

AGRICULTURAL PRODUCTION CROPS - 0.26%
         25,614    DELTA & PINE LAND COMPANY                                                                        $     1,037,367
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.41%
         19,614    MULTIMEDIA GAMES INCORPORATED<<+                                                                         178,095
         34,268    PINNACLE ENTERTAINMENT INCORPORATED+                                                                     963,616
         16,649    WMS INDUSTRIES INCORPORATED<<+                                                                           486,317

                                                                                                                          1,628,028
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.44%
         10,363    ASHWORTH INCORPORATED+                                                                                    70,987
         16,651    CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                         1,066,164
         26,698    CHRISTOPHER & BANKS CORPORATION                                                                          787,057
         32,532    DRESS BARN INCORPORATED<<+                                                                               709,848
         30,210    FINISH LINE INCORPORATED CLASS A<<                                                                       381,250
         31,542    HOT TOPIC INCORPORATED+                                                                                  351,378
         12,858    JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                   385,226
         19,022    STAGE STORES INCORPORATED                                                                                558,105
         22,485    THE CATO CORPORATION CLASS A                                                                             492,646
         23,421    TWEEN BRANDS INCORPORATED+                                                                               880,630

                                                                                                                          5,683,291
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.16%
         22,804    GYMBOREE CORPORATION+                                                                                    961,873
         18,349    KELLWOOD COMPANY                                                                                         529,002
         39,523    PHILLIPS-VAN HEUSEN CORPORATION                                                                        1,650,876
         85,875    QUIKSILVER INCORPORATED<<+                                                                             1,043,381
         17,687    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                    415,821

                                                                                                                          4,600,953
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%
         13,370    MARINEMAX INCORPORATED<<+                                                                                340,267
         21,418    SONIC AUTOMOTIVE INCORPORATED                                                                            494,542

                                                                                                                            834,809
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.09%
         11,689    CENTRAL PARKING CORPORATION                                                                              192,869
          8,579    MIDAS INCORPORATED+                                                                                      177,414

                                                                                                                            370,283
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
          8,625    M I HOMES INCORPORATED                                                                                   304,894
          3,490    NVR INCORPORATED<<+                                                                                    1,867,150
         46,082    STANDARD-PACIFIC CORPORATION                                                                           1,082,927

                                                                                                                          3,254,971
                                                                                                                    ---------------


170

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--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES - 9.45%
         34,667    AARON RENTS INCORPORATED                                                                         $       796,648
         31,104    ABM INDUSTRIES INCORPORATED                                                                              583,511
         17,392    ADMINISTAFF INCORPORATED                                                                                 586,110
         22,685    ADVO INCORPORATED<<                                                                                      634,726
         17,037    ALTIRIS INCORPORATED+                                                                                    359,310
         27,367    ANSYS INCORPORATED+                                                                                    1,209,074
         20,879    ARBITRON INCORPORATED                                                                                    772,732
          8,143    BANKRATE INCORPORATED<<+                                                                                 216,278
         10,325    BLUE COAT SYSTEMS INCORPORATED+                                                                          185,953
         37,828    BRADY CORPORATION CLASS A                                                                              1,330,032
         21,805    CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                             1,199,493
         20,079    CAPTARIS INCORPORATED+                                                                                   117,663
         14,430    CARREKER CORPORATION+                                                                                     88,600
         46,067    CERNER CORPORATION<<+                                                                                  2,091,442
         38,823    CIBER INCORPORATED+                                                                                      257,396
         32,315    COGNEX CORPORATION                                                                                       816,277
         31,206    DENDRITE INTERNATIONAL INCORPORATED+                                                                     305,195
         24,165    DIGITAL INSIGHT CORPORATION+                                                                             708,518
         33,250    EFUNDS CORPORATION+                                                                                      803,985
         39,526    EPICOR SOFTWARE CORPORATION+                                                                             518,186
         26,838    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  1,303,522
         30,291    FILENET CORPORATION<<+                                                                                 1,055,036
         16,324    GERBER SCIENTIFIC INCORPORATED                                                                           244,534
         18,942    GEVITY HR INCORPORATED                                                                                   431,499
         48,420    GLOBAL PAYMENTS INCORPORATED                                                                           2,130,964
         19,478    HEALTHCARE SERVICES GROUP                                                                                490,054
         12,452    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                         448,272
         41,089    HYPERION SOLUTIONS CORPORATION+                                                                        1,416,749
         22,355    INFOSPACE INCORPORATED+                                                                                  412,226
         27,519    INTERNET SECURITY SYSTEMS<<+                                                                             763,927
         20,836    JDA SOFTWARE GROUP INCORPORATED+                                                                         321,291
         31,637    KEANE INCORPORATED+                                                                                      455,889
         22,746    KRONOS INCORPORATED+                                                                                     775,411
         37,660    LABOR READY INCORPORATED+                                                                                599,924
         12,998    LOJACK CORPORATION+                                                                                      254,631
         19,376    MANHATTAN ASSOCIATES INCORPORATED<<+                                                                     467,737
         15,229    MAPINFO CORPORATION+                                                                                     195,388
         20,310    MIVA INCORPORATED+                                                                                        67,023
         31,999    NAPSTER INCORPORATED+                                                                                    136,636
         23,126    NCO GROUP INCORPORATED+                                                                                  606,364
         14,132    NEOWARE SYSTEMS INCORPORATED<<+                                                                          192,054
         17,925    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                73,851
         18,703    ON ASSIGNMENT INCORPORATED+                                                                              183,476
         14,739    OPEN SOLUTIONS INCORPORATED<<+                                                                           424,631
         15,831    PCTEL INCORPORATED+                                                                                      166,226
         18,150    PHOENIX TECHNOLOGIES LIMITED+                                                                             78,045
         11,348    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            497,837
         29,327    PROGRESS SOFTWARE CORPORATION+                                                                           762,502

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         12,022    QUALITY SYSTEMS INCORPORATED                                                                     $       466,333
         18,412    RADIANT SYSTEMS INCORPORATED+                                                                            222,417
         15,285    RADISYS CORPORATION+                                                                                     324,806
         45,819    SECURE COMPUTING CORPORATION+                                                                            290,034
         40,334    SPHERION CORPORATION+                                                                                    288,388
         14,058    SPSS INCORPORATED+                                                                                       350,466
          8,076    STARTEK INCORPORATED                                                                                     100,708
         20,956    SYKES ENTERPRISES INCORPORATED<<+                                                                        426,455
         51,779    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                            738,369
         22,874    TALX CORPORATION                                                                                         560,870
         45,905    THQ INCORPORATED<<+                                                                                    1,339,049
         18,182    TRADESTATION GROUP INCORPORATED+                                                                         274,003
         46,359    UNITED ONLINE INCORPORATED<<                                                                             564,653
          6,915    VERTRUE INCORPORATED<<+                                                                                  271,898
         15,451    VIAD CORPORATION                                                                                         547,120
          6,137    VOLT INFORMATION SCIENCE INCORPORATED+                                                                   218,170
         30,351    WEBEX COMMUNICATIONS INCORPORATED+                                                                     1,184,296
         33,682    WEBSENSE INCORPORATED<<+                                                                                 727,868

                                                                                                                         37,432,731
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.56%
         30,522    ALPHARMA INCORPORATED CLASS A<<                                                                          713,910
         17,222    ARCH CHEMICALS INCORPORATED                                                                              489,966
         20,060    ARQULE INCORPORATED+                                                                                      84,453
         12,350    BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                  196,612
         19,161    CAMBREX CORPORATION                                                                                      396,824
         24,564    CONNECTICS CORPORATION<<+                                                                                267,748
         24,422    GEORGIA GULF CORPORATION                                                                                 669,651
         42,529    HB FULLER COMPANY                                                                                        996,880
         22,228    IDEXX LABORATORIES INCORPORATED+                                                                       2,025,860
         48,286    IMMUCOR INCORPORATED+                                                                                  1,082,089
         17,826    MACDERMID INCORPORATED                                                                                   581,484
         56,040    MGI PHARMA INCORPORATED<<+                                                                               964,448
         40,290    NBTY INCORPORATED<<+                                                                                   1,179,288
         16,975    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      409,437
         20,930    OM GROUP INCORPORATED+                                                                                   919,664
         29,635    OMNOVA SOLUTIONS INCORPORATED+                                                                           123,874
         19,279    PAREXEL INTERNATIONAL CORPORATION+                                                                       637,942
          6,372    PENFORD CORPORATION                                                                                       96,472
         66,141    POLYONE CORPORATION+                                                                                     550,955
          7,043    QUAKER CHEMICAL CORPORATION                                                                              136,986
         21,115    SCIELE PHARMA INCORPORATED<<+                                                                            397,807
         11,384    SURMODICS INCORPORATED<<+                                                                                399,806
         29,434    TRONOX INCORPORATED CLASS B                                                                              375,872
          6,480    USANA HEALTH SCIENCES INCORPORATED<<+                                                                    288,943
         23,343    WELLMAN INCORPORATED                                                                                      93,139

                                                                                                                         14,080,110
                                                                                                                    ---------------

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COAL MINING - 0.52%
         57,312    MASSEY ENERGY COMPANY                                                                            $     1,200,113
         13,309    PENN VIRGINIA CORPORATION<<                                                                              843,924

                                                                                                                          2,044,037
                                                                                                                    ---------------

COMMUNICATIONS - 1.24%
         24,021    ANIXTER INTERNATIONAL INCORPORATED<<+                                                                  1,356,466
         12,931    AUDIOVOX CORPORATION CLASS A+                                                                            180,000
         35,995    BRIGHTPOINT INCORPORATED+                                                                                511,852
         32,138    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              398,190
         35,460    J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                   963,448
         46,733    LIVE NATION INCORPORATED+                                                                                954,288
         21,157    NOVATEL WIRELESS INCORPORATED<<+                                                                         203,742
         54,952    RADIO ONE INCORPORATED CLASS D+                                                                          343,450

                                                                                                                          4,911,436
                                                                                                                    ---------------

COMPUTERS-INTERGRATED SYSTEMS - 0.08%
         21,828    AGILYSYS INCORPORATED                                                                                    306,465
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.58%
         18,736    CHEMED CORPORATION                                                                                       604,423
         22,521    EMCOR GROUP INCORPORATED<<+                                                                            1,235,052
         19,427    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                          471,688

                                                                                                                          2,311,163
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.96%
         12,989    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    370,966
         42,921    BANK MUTUAL CORPORATION                                                                                  520,632
         32,839    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                466,971
         22,763    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                               593,431
         25,995    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           724,741
         43,953    BROOKLINE BANCORP INCORPORATED                                                                           604,354
         21,759    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    795,944
         32,816    CHITTENDEN CORPORATION                                                                                   941,484
         21,306    COMMUNITY BANK SYSTEM INCORPORATED                                                                       472,141
         19,651    DIME COMMUNITY BANCSHARES                                                                                289,459
         13,916    DOWNEY FINANCIAL CORPORATION                                                                             925,971
         43,499    EAST WEST BANCORP INCORPORATED<<                                                                       1,722,995
         15,551    FIDELITY BANKSHARES INCORPORATED                                                                         606,645
         57,678    FIRST BANCORP PUERTO RICO<<                                                                              637,919
         44,745    FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 583,027
          9,291    FIRST INDIANA CORPORATION                                                                                241,659
         35,635    FIRST MIDWEST BANCORP INCORPORATED                                                                     1,350,210
         18,813    FIRST REPUBLIC BANK                                                                                      800,681
         11,852    FIRSTFED FINANCIAL CORPORATION<<+                                                                        672,245
         27,665    FLAGSTAR BANCORP INCORPORATED                                                                            402,526
         16,718    FRANKLIN BANK CORPORATION+                                                                               332,354
         23,164    GLACIER BANCORP INCORPORATED                                                                             791,514
         29,322    HANMI FINANCIAL CORPORATION                                                                              574,711
         14,099    HARBOR FLORIDA BANCSHARES INCORPORATED<<                                                                 624,727

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         14,581    INDEPENDENT BANK CORPORATION                                                                     $       354,027
         13,380    IRWIN FINANCIAL CORPORATION                                                                              261,713
         17,232    JPMORGAN CHASE & COMPANY                                                                                 179,902
         20,014    MAF BANCORP INCORPORATED                                                                                 826,378
              1    MARSHALL & ILSLEY CORPORATION                                                                                 25
         14,834    NARA BANK NATIONAL ASSOCIATION                                                                           271,314
         12,710    PRIVATEBANCORP INCORPORATED                                                                              581,101
         18,475    PROSPERITY BANCSHARES INCORPORATED                                                                       628,889
         23,378    PROVIDENT BANKSHARES CORPORATION                                                                         866,155
         53,235    REPUBLIC BANCORP INCORPORATED                                                                            709,625
         53,617    SOUTH FINANCIAL GROUP INCORPORATED                                                                     1,395,651
         13,355    STERLING BANCORPORATION NEW YORK                                                                         262,559
         32,679    STERLING BANCSHARES INCORPORATED TEXAS                                                                   661,750
         26,347    STERLING FINANCIAL CORPORATION                                                                           854,433
         36,970    SUSQUEHANNA BANCSHARES INCORPORATED                                                                      903,547
         53,546    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                               580,439
         67,453    UCBH HOLDINGS INCORPORATED                                                                             1,177,729
         41,237    UMPQUA HOLDINGS CORPORATION                                                                            1,179,378
         26,306    UNITED BANKSHARES INCORPORATED                                                                           979,109
         46,950    WHITNEY HOLDING CORPORATION                                                                            1,679,402
         11,017    WILSHIRE BANCORP INCORPORATED                                                                            209,764
         18,289    WINTRUST FINANCIAL CORPORATION                                                                           917,193

                                                                                                                         31,527,390
                                                                                                                    ---------------

DURABLE GOODS - CONSUMER - 0.03%
         15,557    STURM, RUGER & COMPANY INCORPORATED                                                                      120,411
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.29%
         23,759    CEC ENTERTAINMENT INCORPORATED+                                                                          748,646
         11,319    IHOP CORPORATION                                                                                         524,636
         25,282    JACK IN THE BOX INCORPORATED+                                                                          1,319,215
         12,163    LANDRY'S RESTAURANTS INCORPORATED                                                                        366,714
         13,224    LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                               367,230
         16,546    O'CHARLEYS INCORPORATED+                                                                                 313,878
         18,953    P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                657,859
         17,089    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                   617,084
         24,272    RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                             741,752
         11,814    RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                544,744
         30,206    RYAN'S RESTAURANT GROUP INCORPORATED+                                                                    479,369
         60,962    SONIC CORPORATION+                                                                                     1,378,351
         20,076    STEAK N SHAKE COMPANY+                                                                                   339,084
         44,187    TRIARC COMPANIES INCORPORATED CLASS B                                                                    668,107

                                                                                                                          9,066,669
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.07%
         16,488    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                              294,970
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 5.18%
         21,640    ALLETE INCORPORATED                                                                              $       940,258
         12,120    AMERICAN STATES WATER COMPANY                                                                            463,590
         58,236    ATMOS ENERGY CORPORATION                                                                               1,662,638
         35,030    AVISTA CORPORATION                                                                                       829,510
          8,212    CASCADE NATURAL GAS CORPORATION                                                                          214,251
          7,202    CENTRAL VERMONT PUBLIC SERVICE                                                                           159,236
          9,674    CH ENERGY GROUP INCORPORATED                                                                             497,921
         40,338    CLECO CORPORATION                                                                                      1,018,131
         34,585    EL PASO ELECTRIC COMPANY+                                                                                772,629
         51,737    ENERGEN CORPORATION                                                                                    2,166,228
          3,765    GREEN MOUNTAIN POWER CORPORATION                                                                         125,638
         15,242    LACLEDE GROUP INCORPORATED                                                                               488,963
         20,041    NEW JERSEY RESOURCES                                                                                     988,021
         19,661    NORTHWEST NATURAL GAS COMPANY                                                                            772,284
         53,762    PIEDMONT NATURAL GAS COMPANY<<                                                                         1,360,716
         20,864    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     624,042
         71,983    SOUTHERN UNION COMPANY                                                                                 1,901,063
         29,152    SOUTHWEST GAS CORPORATION                                                                                971,345
         75,236    UGI CORPORATION                                                                                        1,839,520
         17,583    UIL HOLDINGS CORPORATION                                                                                 659,363
         25,096    UNISOURCE ENERGY CORPORATION                                                                             836,450
         32,541    WASTE CONNECTIONS INCORPORATED<<+                                                                      1,233,629

                                                                                                                         20,525,426
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.61%
         18,591    ACTEL CORPORATION+                                                                                       289,090
         31,263    ACUITY BRANDS INCORPORATED                                                                             1,419,340
         82,781    ADAPTEC INCORPORATED+                                                                                    365,064
         25,238    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                 430,056
         53,666    AEROFLEX INCORPORATED+                                                                                   551,686
         16,177    AO SMITH CORPORATION<<                                                                                   637,859
          8,488    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   125,962
         26,036    ATMI INCORPORATED+                                                                                       756,867
         20,709    BALDOR ELECTRIC COMPANY                                                                                  638,458
          8,430    BEL FUSE INCORPORATED CLASS B                                                                            270,519
         46,080    BENCHMARK ELECTRONICS INCORPORATED<<+                                                                  1,238,630
         18,280    C&D TECHNOLOGIES INCORPORATED<<                                                                          129,788
         34,254    C-COR INCORPORATED+                                                                                      293,899
          7,512    CATAPULT COMMUNICATIONS CORPORATION+                                                                      62,800
         19,144    CERADYNE INCORPORATED<<+                                                                                 786,627
         28,000    CHECKPOINT SYSTEMS INCORPORATED+                                                                         462,280
         16,290    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  545,389
         25,623    CTS CORPORATION                                                                                          353,085
         11,061    CUBIC CORPORATION                                                                                        216,574
         28,057    CYMER INCORPORATED<<+                                                                                  1,231,983
         14,070    DIODES INCORPORATED+                                                                                     607,402
         14,268    DIONEX CORPORATION+                                                                                      726,812
         23,255    DITECH NETWORKS INCORPORATED+                                                                            179,296

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         20,976    DSP GROUP INCORPORATED+                                                                          $       479,302
         20,767    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              427,800
         25,716    EXAR CORPORATION+                                                                                        341,766
         15,572    GREATBATCH INCORPORATED+                                                                                 352,239
         53,231    HARMONIC INCORPORATED+                                                                                   391,248
         18,344    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                    385,774
         15,200    INTER-TEL INCORPORATED                                                                                   328,320
         15,941    LITTELFUSE INCORPORATED+                                                                                 553,153
         20,777    MAGNETEK INCORPORATED+                                                                                    71,888
         14,972    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   177,418
         26,623    METHODE ELECTRONICS INCORPORATED                                                                         253,185
         50,757    MICROSEMI CORPORATION+                                                                                   956,769
         29,812    MOOG INCORPORATED CLASS A+                                                                             1,033,267
          3,362    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  185,818
         14,405    PARK ELECTROCHEMICAL CORPORATION                                                                         456,350
         18,790    PERICOM SEMICONDUCTOR+                                                                                   183,203
         29,775    PHOTRONICS INCORPORATED+                                                                                 420,721
         22,035    REGAL-BELOIT CORPORATION                                                                                 958,523
         12,503    ROGERS CORPORATION+                                                                                      772,060
        114,943    SKYWORKS SOLUTIONS INCORPORATED+                                                                         596,554
         15,766    STANDARD MICROSYSTEMS CORPORATION<<+                                                                     448,070
          9,765    SUPERTEX INCORPORATED<<+                                                                                 379,566
         32,797    SYMMETRICOM INCORPORATED+                                                                                264,672
         17,875    SYNAPTICS INCORPORATED<<+                                                                                435,614
         28,972    TECHNITROL INCORPORATED                                                                                  864,814
          9,784    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    87,567
         39,296    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,442,163
         17,335    VIASAT INCORPORATED+                                                                                     434,762
         14,084    VICOR CORPORATION                                                                                        162,529

                                                                                                                         26,164,581
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.37%
          9,280    CDI CORPORATION                                                                                          192,189
         15,369    MAXMUS INCORPORATED                                                                                      401,131
         23,720    PER-SE TECHNOLOGIES INCORPORATED+                                                                        540,342
         13,236    PHARMANET DEVELOPMENT GROUP INCORPORATED<<+                                                              257,175
         40,662    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   637,987
         41,141    TETRA TECH INCORPORATED+                                                                                 716,676
         37,057    URS CORPORATION+                                                                                       1,441,147
         30,271    WATSON WYATT & COMPANY HOLDINGS                                                                        1,238,689

                                                                                                                          5,425,336
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.68%
         24,870    APTARGROUP INCORPORATED                                                                                1,265,386
         18,672    GRIFFON CORPORATION<<+                                                                                   445,701
         19,800    MASCOTECH ESCROW INCORPORATED+(A)                                                                              0
          9,204    MATERIAL SCIENCES CORPORATION+                                                                            91,672
         25,275    MOBILE MINI INCORPORATED+                                                                                718,063

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (CONTINUED)
         14,682    NCI BUILDING SYSTEMS INCORPORATED+                                                               $       854,052
         57,393    SHAW GROUP INCORPORATED+                                                                               1,356,771
         26,095    SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                             705,348
         12,201    VALMONT INDUSTRIES INCORPORATED                                                                          637,502
         17,949    WATTS WATER TECHNOLOGIES INCORPORATED                                                                    570,060

                                                                                                                          6,644,555
                                                                                                                    ---------------

FINANCE COMPANIES - 0.02%
         18,967    REWARDS NETWORK INCORPORATED<<+                                                                           92,369
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.78%
         13,156    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                 102,354
         52,478    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               1,707,634
         37,169    FLOWERS FOODS INCORPORATED                                                                               999,103
         43,443    HANSEN NATURAL CORPORATION<<+                                                                          1,411,029
          9,749    J & J SNACK FOODS CORPORATION                                                                            303,194
         21,973    LANCE INCORPORATED                                                                                       483,845
          9,877    PEET'S COFFEE & TEA INCORPORATED+                                                                        247,024
         19,027    RALCORP HOLDINGS INCORPORATED+                                                                           917,672
         11,315    SANDERSON FARMS INCORPORATED                                                                             366,153
         22,269    TREEHOUSE FOODS INCORPORATED+                                                                            526,662

                                                                                                                          7,064,670
                                                                                                                    ---------------

FOOD STORES - 0.41%
         13,904    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED                                                        334,808
         22,445    PANERA BREAD COMPANY<<+                                                                                1,307,421

                                                                                                                          1,642,229
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.58%
          8,416    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                136,676
         23,583    ETHAN ALLEN INTERIORS INCORPORATED                                                                       817,387
         36,812    LA-Z-BOY INCORPORATED<<                                                                                  513,896
         38,335    SELECT COMFORT CORPORATION<<+                                                                            838,770

                                                                                                                          2,306,729
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.37%
         35,979    CASEY'S GENERAL STORES INCORPORATED                                                                      801,252
         28,528    FRED'S INCORPORATED                                                                                      360,023
         19,304    STEIN MART INCORPORATED                                                                                  293,614

                                                                                                                          1,454,889
                                                                                                                    ---------------

HEALTH SERVICES - 2.82%
         11,495    AMEDISYS INCORPORATED<<+                                                                                 456,007
         21,311    AMSURG CORPORATION<<+                                                                                    474,383
         15,569    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   264,673
         15,946    CRYOLIFE INCORPORATED<<+                                                                                 102,852
         19,564    ENZO BIOCHEM INCORPORATED<<+                                                                             238,485
         14,023    GENESIS HEALTHCARE CORPORATION+                                                                          667,915
         19,361    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    318,295

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
         24,686    HEALTHWAYS INCORPORATED+                                                                         $     1,100,996
         47,517    HOOPER HOLMES INCORPORATED                                                                               160,132
         20,914    INVENTIV HEALTH INCORPORATED+                                                                            669,875
         14,909    LCA-VISION INCORPORATED<<                                                                                615,870
         15,152    MATRIA HEALTHCARE INCORPORATED<<+                                                                        421,074
         23,412    NAUTILUS GROUP INCORPORATED<<                                                                            321,915
         24,512    ODYSSEY HEALTHCARE INCORPORATED+                                                                         347,580
         34,615    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  1,578,444
         12,251    REHABCARE GROUP INCORPORATED+                                                                            160,488
         40,113    SIERRA HEALTH SERVICES INCORPORATED<<+                                                                 1,517,876
         31,971    SUNRISE SENIOR LIVING INCORPORATED+                                                                      954,974
         31,814    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                     789,942

                                                                                                                         11,161,776
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.18%
          9,346    4KIDS ENTERTAINMENT INCORPORATED+                                                                        154,209
         22,676    ACADIA REALTY TRUST                                                                                      578,238
         32,791    COLONIAL PROPERTIES TRUST                                                                              1,567,738
         16,747    EASTGROUP PROPERTIES INCORPORATED                                                                        835,005
         18,886    ENTERTAINMENT PROPERTIES TRUST                                                                           931,458
         16,515    ESSEX PROPERTY TRUST INCORPORATED                                                                      2,004,921
         23,015    GLENBOROUGH REALTY TRUST INCORPORATED                                                                    592,176
         23,116    KILROY REALTY CORPORATION                                                                              1,741,559
         14,646    LTC PROPERTIES INCORPORATED                                                                              355,166
         17,161    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED+                                                        1,050,596
         41,488    NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                896,141
         10,147    PARKWAY PROPERTIES INCORPORATED                                                                          471,734
         11,394    PS BUSINESS PARKS INCORPORATED                                                                           687,058
         12,899    SOVRAN SELF STORAGE INCORPORATED                                                                         716,539

                                                                                                                         12,582,538
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.45%
         21,702    BELL MICROPRODUCTS INCORPORATED+                                                                         112,633
         15,748    COST PLUS INCORPORATED<<+                                                                                188,504
         20,887    GUITAR CENTER INCORPORATED<<+                                                                            933,231
         16,160    HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 257,752
         21,267    TUESDAY MORNING CORPORATION<<                                                                            295,186

                                                                                                                          1,787,306
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.44%
         26,042    AZTAR CORPORATION+                                                                                     1,380,486
         15,259    MARCUS CORPORATION                                                                                       350,499

                                                                                                                          1,730,985
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.64%
         14,655    A.S.V. INCORPORATED<<+                                                                                   218,506
         13,414    ASTEC INDUSTRIES INCORPORATED+                                                                           338,704
         72,258    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       510,141

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         12,618    BLACK BOX CORPORATION                                                                            $       491,093
         36,553    BRIGGS & STRATTON CORPORATION<<                                                                        1,007,035
         53,781    BROOKS AUTOMATION INCORPORATED<<+                                                                        701,842
          8,376    DRIL-QUIP INCORPORATED+                                                                                  566,888
         15,093    ENPRO INDUSTRIES INCORPORATED+                                                                           453,696
         37,466    GARDNER DENVER INCORPORATED+                                                                           1,239,375
         37,016    GLOBAL IMAGING SYSTEMS INCORPORATED<<+                                                                   816,943
         14,349    HYDRIL COMPANY+                                                                                          804,405
         38,157    IDEX CORPORATION                                                                                       1,642,659
         75,901    JLG INDUSTRIES INCORPORATED                                                                            1,503,599
         20,117    KAYDON CORPORATION                                                                                       744,731
         22,022    KOMAG INCORPORATED<<+                                                                                    703,823
         40,725    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 360,009
         42,958    LENNOX INTERNATIONAL INCORPORATED                                                                        983,738
          8,239    LINDSAY MANUFACTURING COMPANY                                                                            236,871
         10,621    LUFKIN INDUSTRIES INCORPORATED                                                                           562,063
         43,942    MANITOWOC COMPANY INCORPORATED                                                                         1,968,162
         27,743    MICROS SYSTEMS INCORPORATED<<+                                                                         1,357,188
         23,845    NETGEAR INCORPORATED<<+                                                                                  490,969
         29,361    PAXAR CORPORATION+                                                                                       586,633
         12,167    PLANAR SYSTEMS INCORPORATED+                                                                             138,095
         11,882    ROBBINS & MYERS INCORPORATED                                                                             367,391
         18,360    SCANSOURCE INCORPORATED+                                                                                 556,859
         29,236    TORO COMPANY                                                                                           1,232,882
         16,840    ULTRATECH INCORPORATED+                                                                                  224,309
         17,463    WATSCO INCORPORATED                                                                                      803,473
         20,996    WOODWARD GOVERNOR COMPANY                                                                                704,206

                                                                                                                         22,316,288
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.27%
         25,459    HILB, ROGAL & HAMILTON COMPANY                                                                         1,085,826
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.16%
         37,120    AMERIGROUP CORPORATION+                                                                                1,096,896
         30,839    CENTENE CORPORATION+                                                                                     506,993
         30,594    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            1,220,089
         48,347    FREMONT GENERAL CORPORATION                                                                              676,375
         14,468    INFINITY PROPERTY & CASUALTY CORPORATION                                                                 595,069
         12,168    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                 800,533
         40,688    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,618,569
         15,347    PRESIDENTIAL LIFE CORPORATION                                                                            343,312
         23,687    PROASSURANCE CORPORATION+                                                                              1,167,295
         14,646    RLI CORPORATION                                                                                          743,870
         10,164    SAFETY INSURANCE GROUP INCORPORATED                                                                      494,580
          7,155    SCPIE HOLDINGS INCORPORATED+                                                                             168,429
         20,821    SELECTIVE INSURANCE GROUP INCORPORATED                                                                 1,095,393
         13,006    STEWART INFORMATION SERVICES CORPORATION                                                                 452,219

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         14,988    UNITED FIRE & CASUALTY COMPANY                                                                   $       469,124
         26,404    ZENITH NATIONAL INSURANCE CORPORATION                                                                  1,053,256

                                                                                                                         12,502,002
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.47%
         20,421    BROWN SHOE COMPANY INCORPORATED                                                                          731,889
         16,277    GENESCO INCORPORATED<<+                                                                                  561,068
         18,910    K-SWISS INCORPORATED                                                                                     568,435

                                                                                                                          1,861,392
                                                                                                                    ---------------

LEGAL SERVICES - 0.07%
          6,746    PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                  267,614
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.43%
         54,568    CHAMPION ENTERPRISES INCORPORATED+                                                                       376,519
         11,177    COACHMEN INDUSTRIES INCORPORATED                                                                         120,823
          7,260    DELTIC TIMBER CORPORATION                                                                                346,012
          4,850    SKYLINE CORPORATION                                                                                      185,319
         13,443    UNIVERSAL FOREST PRODUCTS                                                                                659,379

                                                                                                                          1,688,052
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.66%
         49,903    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                        919,712
          9,955    ANALOGIC CORPORATION                                                                                     510,891
         21,539    ARMOR HOLDINGS INCORPORATED+                                                                           1,234,831
         18,865    ARTHROCARE CORPORATION+                                                                                  884,014
         16,846    BIOLASE TECHNOLOGY INCORPORATED<<                                                                        105,288
         12,412    BIOSITE INCORPORATED+                                                                                    573,807
          9,996    CNS INCORPORATED                                                                                         282,187
         22,305    COHERENT INCORPORATED+                                                                                   773,091
         16,133    COHU INCORPORATED                                                                                        287,651
         19,902    CONMED CORPORATION+                                                                                      420,131
         32,083    COOPER COMPANIES INCORPORATED                                                                          1,716,441
         15,446    CYBERONICS INCORPORATED<<+                                                                               270,768
          9,033    DATASCOPE CORPORATION                                                                                    302,335
         16,373    DJ ORTHOPEDICS INCORPORATED+                                                                             679,971
         11,332    EDO CORPORATION<<                                                                                        259,276
         18,182    ESTERLINE TECHNOLOGIES CORPORATION+                                                                      613,824
         18,070    FEI COMPANY<<+                                                                                           381,458
         48,986    FLIR SYSTEMS INCORPORATED<<+                                                                           1,330,460
         32,258    FOSSIL INCORPORATED<<+                                                                                   694,837
         19,274    HAEMONETICS CORPORATION+                                                                                 902,023
         37,611    HOLOGIC INCORPORATED+                                                                                  1,636,831
         10,322    ICU MEDICAL INCORPORATED+                                                                                469,445
         49,900    INPUT OUTPUT INCORPORATED<<+                                                                             495,507
         14,372    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                         538,663
         28,055    INTERMAGNETICS GENERAL CORPORATION+                                                                      758,888
         22,750    INVACARE CORPORATION                                                                                     535,080

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
         18,194    ITRON INCORPORATED<<+                                                                            $     1,015,225
         10,036    KEITHLEY INSTRUMENTS INCORPORATED                                                                        127,959
          8,247    KENSEY NASH CORPORATION+                                                                                 241,390
         48,446    KOPIN CORPORATION+                                                                                       162,294
         29,640    MENTOR CORPORATION                                                                                     1,493,560
         15,287    MERIDIAN DIAGNOSTICS, INCORPORATED+                                                                      359,397
         19,520    MERIT MEDICAL SYSTEMS INCORPORATED<<+                                                                    265,082
         12,995    MTS SYSTEMS CORPORATION                                                                                  420,258
         12,343    OSTEOTECH INCORPORATED+                                                                                   50,483
         12,592    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                               531,382
         12,172    PHOTON DYNAMICS INCORPORATED+                                                                            161,522
         16,507    POLYMEDICA CORPORATION<<                                                                                 706,665
         12,270    POSSIS MEDICAL INCORPORATED+                                                                             120,860
         51,869    RESPIRONICS INCORPORATED+                                                                              2,002,662
         17,688    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       324,221
         18,486    SONIC SOLUTIONS<<+                                                                                       281,727
         24,542    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                      971,863
         22,905    THERAGENICS CORPORATION+                                                                                  65,966
         39,333    TRIMBLE NAVIGATION LIMITED+                                                                            1,851,798
         21,931    VEECO INSTRUMENTS INCORPORATED<<+                                                                        441,910
         23,197    VIASYS HEALTHCARE INCORPORATED+                                                                          631,886
          5,565    VITAL SIGNS INCORPORATED                                                                                 315,035
         20,401    X-RITE INCORPORATED<<                                                                                    219,107

                                                                                                                         30,339,662
                                                                                                                    ---------------

METAL MINING - 0.29%
         29,734    CLEVELAND CLIFFS INCORPORATED<<                                                                        1,133,163
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
         15,621    AMCOL INTERNATIONAL CORPORATION                                                                          389,119
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
         22,574    DAKTRONICS INCORPORATED                                                                                  467,056
         19,670    JAKKS PACIFIC INCORPORATED+                                                                              350,716
         33,616    K2 INCORPORATED+                                                                                         394,316
         11,577    LYDALL INCORPORATED+                                                                                     103,035
         14,925    RC2 CORPORATION+                                                                                         500,435
          8,185    RUSS BERRIE & COMPANY INCORPORATED                                                                       124,739
         24,933    SHUFFLE MASTER INCORPORATED<<+                                                                           673,440
          8,830    STANDEX INTERNATIONAL CORPORATION                                                                        246,180

                                                                                                                          2,859,917
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 1.25%
         21,134    CASH AMERICA INTERNATIONAL INCORPORATED                                                          $       825,917
         13,660    HANCOCK FABRICS INCORPORATED<<                                                                            39,204
         22,863    HIBBETT SPORTING GOODS INCORPORATED+                                                                     598,553
         17,339    JO ANN STORES INCORPORATED<<+                                                                            289,908
         20,354    LONGS DRUG STORES CORPORATION                                                                            936,488
         27,020    SPECTRUM BRANDS INCORPORATED<<+                                                                          228,049
         14,386    STAMPS.COM INCORPORATED<<+                                                                               274,197
         20,194    WORLD FUEL SERVICES CORPORATION                                                                          816,847
         34,388    ZALE CORPORATION+                                                                                        953,923

                                                                                                                          4,963,086
                                                                                                                    ---------------

MOTION PICTURES - 0.28%
         30,211    AVID TECHNOLOGY INCORPORATED<<+                                                                        1,100,285
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.14%
         17,959    ARKANSAS BEST CORPORATION<<                                                                              772,776
         22,293    FORWARD AIR CORPORATION                                                                                  737,675
         42,150    HEARTLAND EXPRESS INCORPORATED                                                                           660,912
         41,126    LANDSTAR SYSTEM INCORPORATED<<                                                                         1,756,080
         19,958    OLD DOMINION FREIGHT LINE+                                                                               599,339

                                                                                                                          4,526,782
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.28%
         19,384    FINANCIAL FEDERAL CORPORATION<<                                                                          519,491
         13,215    WORLD ACCEPTANCE CORPORATION+                                                                            581,196

                                                                                                                          1,100,687
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.58%
         19,275    ATWOOD OCEANICS INCORPORATED<<+                                                                          866,797
         34,446    CABOT OIL & GAS CORPORATION                                                                            1,650,973
         59,035    CIMAREX ENERGY COMPANY                                                                                 2,077,442
         65,319    HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                           2,181,655
         38,668    OCEANEERING INTERNATIONAL INCORPORATED+                                                                1,190,974
         11,463    PETROLEUM DEVELOPMENT CORPORATION+                                                                       457,259
         15,408    SEACOR HOLDINGS INCORPORATED+                                                                          1,271,160
         39,124    ST. MARY LAND & EXPLORATION COMPANY<<                                                                  1,436,242
         19,815    STONE ENERGY CORPORATION+                                                                                802,111
         20,869    SWIFT ENERGY COMPANY+                                                                                    872,742
         51,273    TETRA TECHNOLOGIES INCORPORATED+                                                                       1,238,756
         33,030    UNIT CORPORATION+                                                                                      1,518,389
         25,565    VERITAS DGC INCORPORATED<<+                                                                            1,682,688
         21,389    W-H ENERGY SERVICES INCORPORATED+                                                                        887,002

                                                                                                                         18,134,190
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.70%
         27,050    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       229,925
         20,035    CARAUSTAR INDUSTRIES INCORPORATED+                                                                       159,679
         14,151    CHESAPEAKE CORPORATION                                                                                   202,501

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
         10,545    NEENAH PAPER INCORPORATED                                                                        $       360,955
         39,990    PLAYTEX PRODUCTS INCORPORATED+                                                                           535,866
         11,662    POPE & TALBOT INCORPORATED                                                                                67,057
         22,844    ROCK-TENN COMPANY CLASS A                                                                                452,311
         11,027    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            209,292
          8,882    STANDARD REGISTER COMPANY                                                                                117,242
         32,009    WAUSAU PAPER CORPORATION                                                                                 432,122

                                                                                                                          2,766,950
                                                                                                                    ---------------

PERSONAL SERVICES - 0.36%
          6,781    ANGELICA CORPORATION                                                                                     115,345
         19,758    COINSTAR INCORPORATED+                                                                                   568,635
          3,716    CPI CORPORATION<<                                                                                        180,375
         15,181    G & K SERVICES INCORPORATED CLASS A                                                                      553,044

                                                                                                                          1,417,399
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.92%
         14,629    ELKCORP COMPANY                                                                                          397,177
         80,013    FRONTIER OIL CORPORATION                                                                               2,126,746
         30,194    HEADWATERS INCORPORATED<<+                                                                               705,030
         12,056    WD-40 COMPANY                                                                                            430,038

                                                                                                                          3,658,991
                                                                                                                    ---------------

PHARMACEUTICALS - 0.12%
          8,714    KENDLE INTERNATIONAL, INCORPORATED+                                                                      279,022
         32,971    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    214,641

                                                                                                                            493,663
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 3.77%
         22,408    ALERIS INTERNATIONAL INCORPORATED+                                                                     1,132,500
         31,006    BELDEN CDT INCORPORATED                                                                                1,185,359
         14,168    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 352,358
         18,214    CARPENTER TECHNOLOGY CORPORATION                                                                       1,958,187
         16,432    CENTURY ALUMINUM COMPANY+                                                                                552,937
         32,984    CHAPARRAL STEEL COMPANY+                                                                               1,123,435
         31,349    CURTISS-WRIGHT CORPORATION                                                                               951,442
         22,064    LONE STAR TECHNOLOGIES INCORPORATED+                                                                   1,067,456
         26,374    MAVERICK TUBE CORPORATION+                                                                             1,709,826
         26,369    MUELLER INDUSTRIES INCORPORATED                                                                          927,398
         16,163    NS GROUP INCORPORATED<<+                                                                               1,043,322
         26,382    QUANEX CORPORATION                                                                                       800,694
         16,308    RTI INTERNATIONAL METALS INCORPORATED<<+                                                                 710,703
          8,200    STEEL TECHNOLOGIES INCORPORATED                                                                          160,966
         17,090    TEXAS INDUSTRIES INCORPORATED                                                                            889,705
         19,933    TREDEGAR CORPORATION                                                                                     333,678
         10,756    WOLVERINE TUBE INCORPORATED<<+                                                                            32,591

                                                                                                                         14,932,557
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.38%
         21,310    BOWNE & COMPANY INCORPORATED                                                                     $       304,307
          8,338    CONSOLIDATED GRAPHICS INCORPORATED+                                                                      501,697
         18,710    JOHN H. HARLAND COMPANY                                                                                  681,980

                                                                                                                          1,487,984
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.37%
         53,980    KANSAS CITY SOUTHERN<<+                                                                                1,474,194
                                                                                                                    ---------------

REAL ESTATE - 0.16%
         15,656    MERITAGE CORPORATION<<+                                                                                  651,446
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.77%
         37,837    LEXINGTON CORPORATE PROPERTIES TRUST                                                                     801,388
         32,442    NEW CENTURY FINANCIAL CORPORATION                                                                      1,275,295
         45,621    SENIOR HOUSING PROPERTIES TRUST                                                                          973,552

                                                                                                                          3,050,235
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.65%
         23,772    CROCS, INCORPORATED                                                                                      807,059
         37,890    MEN'S WEARHOUSE INCORPORATED<<                                                                         1,409,887
         26,005    STRIDE RITE CORPORATION                                                                                  363,030

                                                                                                                          2,579,976
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
         18,520    A. SCHULMAN INCORPORATED                                                                                 435,405
          7,779    DECKERS OUTDOOR CORPORATION<<+                                                                           368,102

                                                                                                                            803,507
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.75%
         30,951    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,385,057
         37,712    LABRANCHE & COMPANY INCORPORATED<<+                                                                      391,073
         14,803    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    897,358
         11,415    SWS GROUP INCORPORATED                                                                                   284,119

                                                                                                                          2,957,607
                                                                                                                    ---------------

SOFTWARE - 0.15%
         10,247    EPIQ SYSTEMS INCORPORATED+                                                                               150,733
         12,935    MANTECH INTERNATIONAL CORPORATION CLASS A+                                                               426,984

                                                                                                                            577,717
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
         20,115    APOGEE ENTERPRISES INCORPORATED                                                                          305,949
         17,291    CABOT MICROELECTRONICS CORPORATION+                                                                      498,327
         14,437    CARBO CERAMICS INCORPORATED<<                                                                            520,165
         10,165    LIBBEY INCORPORATED                                                                                      113,746

                                                                                                                          1,438,187
                                                                                                                    ---------------

TELEPHONE SERVICES - 0.16%
         15,026    COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                          619,522
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TEXTILE MILL PRODUCTS - 0.68%
         20,756    ALBANY INTERNATIONAL CORPORATION CLASS A                                                         $       660,456
         33,998    INTERFACE INCORPORATED+                                                                                  437,894
         10,831    OXFORD INDUSTRIES INCORPORATED<<                                                                         464,758
         39,552    WOLVERINE WORLD WIDE INCORPORATED                                                                      1,119,717

                                                                                                                          2,682,825
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.06%
         62,191    ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                  254,983
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.74%
         16,722    BRISTOW GROUP INCORPORATED+                                                                              575,237
         22,633    EGL INCORPORATED+                                                                                        824,747
         26,117    FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                               215,465
         25,885    MESA AIR GROUP INCORPORATED+                                                                             200,868
         45,588    SKYWEST INCORPORATED                                                                                   1,117,818

                                                                                                                          2,934,135
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.73%
         26,167    AAR CORPORATION+                                                                                         623,821
          8,942    ARCTIC CAT INCORPORATED                                                                                  148,437
         37,089    CLARCOR INCORPORATED                                                                                   1,130,844
         45,608    FLEETWOOD ENTERPRISES INCORPORATED+                                                                      306,942
         39,611    GENCORP INCORPORATED<<+                                                                                  508,605
         17,149    GROUP 1 AUTOMOTIVE INCORPORATED                                                                          855,735
         19,086    MONACO COACH CORPORATION                                                                                 212,618
         28,903    POLARIS INDUSTRIES INCORPORATED<<                                                                      1,189,358
          8,474    STANDARD MOTOR PRODUCTS INCORPORATED                                                                     101,603
         16,333    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           274,231
         11,522    TRIUMPH GROUP INCORPORATED                                                                               487,957
         22,258    WABASH NATIONAL CORPORATION                                                                              304,712
         22,349    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      701,312

                                                                                                                          6,846,175
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.17%
         29,764    HUB GROUP INCORPORATED CLASS A+                                                                          678,024
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.30%
         37,827    KIRBY CORPORATION+                                                                                     1,185,120
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.41%
         27,462    HAIN CELESTIAL GROUP INCORPORATED+                                                                       701,929
         19,238    MYERS INDUSTRIES INCORPORATED                                                                            327,046
          9,520    NASH FINCH COMPANY<<                                                                                     224,006
         24,848    PERFORMANCE FOOD GROUP COMPANY<<+                                                                        697,980
         13,973    SCHOOL SPECIALTY INCORPORATED<<+                                                                         493,107
         24,572    TRACTOR SUPPLY COMPANY+                                                                                1,185,845
         30,131    UNITED NATURAL FOODS INCORPORATED<<+                                                                     933,760
         21,874    UNITED STATIONERS INCORPORATED+                                                                        1,017,360

                                                                                                                          5,581,033
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.23%
          8,979    AM CASTLE & COMPANY                                                                              $       240,996
         27,092    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                             661,045
         28,115    BARNES GROUP INCORPORATED                                                                                493,699
         20,699    BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                538,588
         17,727    DIGI INTERNATIONAL INCORPORATED+                                                                         239,315
         13,215    DREW INDUSTRIES INCORPORATED<<+                                                                          333,811
         34,504    INSIGHT ENTERPRISES INCORPORATED+                                                                        711,127
         17,175    KAMAN CORPORATION CLASS A                                                                                309,322
         11,595    KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                             440,842
         41,059    KNIGHT TRANSPORTATION INCORPORATED<<                                                                     695,950
          3,146    LAWSON PRODUCTS INCORPORATED                                                                             131,880
         10,052    LENOX GROUP INCORPORATED+                                                                                 60,815
         32,053    LKQ CORPORATION+                                                                                         704,204
         28,678    OWENS & MINOR INCORPORATED                                                                               943,219
         36,989    POOL CORPORATION<<                                                                                     1,424,057
         18,677    RYERSON INCORPORATED                                                                                     408,829
         38,763    THE PEP BOYS-MANNY, MOE & JACK<<                                                                         498,105

                                                                                                                          8,835,804
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $298,242,945)                                                                                 390,264,572
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 21.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
      1,558,261    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,558,261
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 20.72%
$       228,988    ALLIANCE & LEICESTER PLC                                               5.47%       10/25/2006            228,218
        324,243    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        10/15/2007            324,399
         36,027    AQUINAS FUNDING LLC++                                                  5.36        12/11/2006             35,661
        900,675    ATLAS CAPITAL FUNDING CORPORATIONC+/-++                                5.31        10/20/2006            900,675
      1,801,350    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        11/03/2006          1,801,350
        900,675    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        12/22/2006            900,675
        900,675    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.31        04/25/2007            900,711
        990,058    ATOMIUM FUNDING CORPORATION++                                          5.38        11/03/2006            985,434
        900,675    BANCO SANTANDER TOTTA LN+/-++                                          5.33        10/16/2007            900,648
        900,675    BANK OF AMERICA NA SERIES BKNT+/-                                      5.42        06/19/2007            900,792
        594,446    BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.55        01/12/2007            594,636
      1,080,810    BEAR STEARNS & COMPANY+/-                                              5.43        10/04/2006          1,080,810
        216,162    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66        01/16/2007            216,294
        413,842    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006            412,878
        900,675    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006            897,388
        900,675    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006            890,993
         36,027    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006             35,979
        120,690    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006            120,267
        720,540    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006            716,022
        207,119    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006            207,059
        412,293    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006            412,231

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE       MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       664,698    CEDAR SPRINGS CAPITAL COMPANY                                          5.35%       11/17/2006    $       660,245
        331,629    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006            328,498
      1,801,350    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006          1,798,720
      1,801,350    CHEYNE FINANCE LLC                                                     5.30        10/13/2006          1,798,450
        900,675    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007            900,711
      8,357,574    CITIGROUP REPURCHASE (MATURITY VALUE $8,361,349)                       5.42        10/02/2006          8,357,574
      1,081,891    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006          1,080,463
        180,135    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006            180,029
         39,630    CULLINAN FINANCE CORPORATION++                                         5.34        10/12/2006             39,572
         28,822    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006             28,733
        900,675    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006            900,765
      1,801,350    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007          1,801,224
        900,675    DEER VALLEY FUNDING LLC                                                5.31        10/12/2006            899,360
         36,027    EDISON ASSET SECURITIZATION LLC                                        5.44        12/11/2006             35,661
      2,261,379    FAIRWAY FINANCE CORPORATION++                                          5.38        10/02/2006          2,261,379
         64,957    FAIRWAY FINANCE CORPORATION                                            5.35        10/23/2006             64,758
     10,808,101    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,812,992)         5.43        10/02/2006         10,808,101
        182,297    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36        10/12/2006            182,030
         79,259    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50        10/27/2006             78,970
         45,034    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46        11/06/2006             44,804
        528,624    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        11/15/2006            525,230
         45,034    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49        11/27/2006             44,667
         57,643    GEMINI SECURITIZATION LLC++                                            5.35        10/30/2006             57,407
        873,295    GEORGE STREET FINANCE LLC++                                            5.36        10/12/2006            872,020
      1,447,565    GEORGE STREET FINANCE LLC++                                            5.33        10/16/2006          1,444,597
        752,064    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66        10/27/2006            752,214
        516,987    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007            517,380
        108,081    GRAMPIAN FUNDING LLC++                                                 5.23        10/02/2006            108,081
         72,054    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48        05/15/2007             72,079
        126,095    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007            126,166
        505,279    HSBC BANK USA+/-                                                       5.41        12/14/2006            505,365
      1,260,945    IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007          1,261,601
         90,752    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33        10/10/2006             90,646
      2,341,755    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/17/2007          2,341,755
        900,675    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.33        10/25/2007            900,594
        129,697    JUPITER SECURITIZATION CORPORATION++                                   5.34        10/13/2006            129,488
        439,529    K2 (USA) LLC                                                           5.34        11/10/2006            437,029
        540,405    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007            540,070
        127,968    KESTREL FUNDING (US) LLC++                                             5.36        10/05/2006            127,912
        154,484    KESTREL FUNDING (US) LLC                                               5.35        10/06/2006            154,393
        332,890    KLIO FUNDING CORPORATION++                                             5.39        11/03/2006            331,335
        725,656    KLIO III FUNDING CORPORATION++                                         5.30        10/19/2006            723,856
        629,212    KLIO III FUNDING CORPORATION++                                         5.41        10/20/2006            627,563
         62,939    LIBERTY STREET FUNDING CORPORATION                                     5.35        10/25/2006             62,728
         72,054    LIBERTY STREET FUNDING CORPORATION                                     5.34        11/15/2006             71,591
        900,675    LIQUID FUNDING LIMITED                                                 5.34        10/10/2006            899,621

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       540,405    LIQUID FUNDING LIMITED+/-++                                            5.29%       12/01/2006    $       540,405
        900,675    LIQUID FUNDING LIMITED++                                               5.35        12/07/2006            892,038
        540,405    LIQUID FUNDING LIMITED                                                 5.49        12/28/2006            533,574
        216,162    LIQUID FUNDING LIMITED SERIES MTN+/-++                                 5.34        02/20/2007            216,194
        360,270    MBIA GLOBAL FUNDING LLC+/-++                                           5.33        02/20/2007            360,288
      1,810,357    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  5.66        10/27/2006          1,810,683
         54,041    MONT BLANC CAPITAL CORPORATION                                         5.35        10/27/2006             53,843
      1,080,810    MORGAN STANLEY+/-                                                      5.45        10/10/2006          1,080,810
        203,553    MORGAN STANLEY+/-                                                      5.50        11/09/2006            203,583
        215,081    MORGAN STANLEY+/-                                                      5.55        11/24/2006            215,146
        606,154    MORGAN STANLEY+/-                                                      5.64        01/12/2007            606,445
        900,675    MORGAN STANLEY+/-                                                      5.61        07/27/2007            901,702
        166,625    MORGAN STANLEY SERIES EXL+/-                                           5.39        10/15/2007            166,652
        198,149    NATIONWIDE BUILDING SOCIETY+/-++                                       5.51        12/11/2006            198,224
        645,424    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            646,211
        504,378    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.34        10/02/2006            504,378
         38,585    NORTH SEA FUNDING LLC                                                  5.42        10/23/2006             38,467
        564,363    NORTH SEA FUNDING LLC                                                  5.33        11/09/2006            561,236
      1,801,350    NORTHERN ROCK PLC+/-++SS.                                              5.33        11/05/2007          1,801,530
        540,405    PARAGON MORTGAGES PLC SERIES 12A+/-++                                  5.31        10/15/2006            540,405
        145,729    RACERS TRUST SERIES 2004-6-MM+/-++                                     5.35        09/22/2006            145,750
      1,438,702    REGENCY MARKETS #1 LLC++                                               5.34        10/06/2006          1,437,853
         69,748    REGENCY MARKETS #1 LLC++                                               5.34        10/16/2006             69,605
      1,801,350    SCALDIS CAPITAL LIMITED                                                5.32        10/31/2006          1,793,712
        720,540    SLM CORPORATION+/-++                                                   5.33        10/12/2007            720,727
        612,459    STANFIELD VICTORIA FUNDING LLC                                         5.40        11/27/2006            607,467
        416,580    TANGO FINANCE CORPORATION SERIES MTN+/-++                              5.39        10/25/2006            416,593
        861,874    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30        10/06/2006            861,365
         40,206    THUNDER BAY FUNDING LLC++                                              5.34        10/31/2006             40,036
         42,296    TICONDEROGA FUNDING LLC++                                              5.35        10/12/2006             42,234
        208,272    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007            208,268
        900,675    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34        06/15/2007            900,693
        900,675    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34        03/09/2007            900,819
      1,188,891    UNITEDHEALTH GROUP INCORPORATED                                        5.42        10/31/2006          1,183,850
         72,054    VERSAILLES CDS LLC++                                                   5.35        10/20/2006             71,865
        541,774    WHISTLEJACKET CAPITAL LIMITED                                          5.31        10/16/2006            540,663
        170,480    WHITE PINE FINANCE LLC                                                 5.30        10/02/2006            170,480
        630,400    WHITE PINE FINANCE LLC                                                 5.31        10/16/2006            629,111

                                                                                                                         82,051,460
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,609,721)                                                               83,609,721
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.17%

MUTUAL FUNDS - 1.12%
      4,447,986    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     4,447,986
                                                                                                                    ---------------

                                                                                        INTEREST      MATURITY
PRINCIPAL                                                                                 RATE          VALUE
US TREASURY BILLS - 0.05%
$       100,000    US TREASURY BILL^#                                                     4.82%       11/09/2006             99,505
         45,000    US TREASURY BILL^#                                                     4.94        02/08/2007             44,226
         30,000    US TREASURY BILL^#                                                     4.99        02/08/2007             29,484

                                                                                                                            173,215
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,621,148)                                                                            4,621,201
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $386,473,814)*                               120.82%                                                          $   478,495,494

OTHER ASSETS AND LIABILITIES, NET                  (20.82)                                                              (82,441,255)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   396,054,239
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,447,986.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $387,511,162 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                           $113,892,913
         GROSS UNREALIZED DEPRECIATION                            (22,908,581)
                                                                 ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)              $ 90,984,332

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.24%

APPAREL & ACCESSORY STORES - 1.89%
        330,900    CARTER'S INCORPORATED+                                                                           $     8,732,451
      1,437,500    WET SEAL INCORPORATED CLASS A+                                                                         8,826,250

                                                                                                                         17,558,701
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.01%
        770,400    QUIKSILVER INCORPORATED+                                                                               9,360,360
                                                                                                                    ---------------

BUSINESS SERVICES - 19.90%
        963,800    24/7 REAL MEDIA INCORPORATED+                                                                          8,230,852
        844,600    @ROAD INCORPORATED+                                                                                    4,932,464
        389,200    ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                           3,685,724
        487,600    AMN HEALTHCARE SERVICES INCORPORATED+                                                                 11,580,500
        488,200    AQUANTIVE INCORPORATED+                                                                               11,531,284
        235,800    BRADY CORPORATION CLASS A                                                                              8,290,728
        892,500    EPICOR SOFTWARE CORPORATION+                                                                          11,700,675
        400,400    GERBER SCIENTIFIC INCORPORATED                                                                         5,997,992
        427,800    HUDSON HIGHLAND GROUP INCORPORATED+                                                                    4,192,440
        273,750    HYPERION SOLUTIONS CORPORATION+                                                                        9,438,900
        267,000    LABOR READY INCORPORATED+                                                                              4,253,310
      1,169,200    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                  8,920,996
        207,600    MARCHEX INCORPORATED CLASS B+                                                                          3,184,584
      1,377,100    OPENTV CORPORATION CLASS A+                                                                            3,924,735
        783,900    OPSWARE INCORPORATED+                                                                                  7,062,939
        837,040    PARAMETRIC TECHNOLOGY CORPORATION+                                                                    14,614,718
        459,300    PCTEL INCORPORATED+                                                                                    4,822,650
        171,600    PDF SOLUTIONS INCORPORATED+                                                                            1,880,736
        341,800    PERFICIENT INCORPORATED+                                                                               5,359,424
        563,000    QUEST SOFTWARE INCORPORATED+                                                                           8,039,640
        270,700    REDBACK NETWORKS INCORPORATED<<+                                                                       3,757,316
        677,900    TELETECH HOLDINGS INCORPORATED+                                                                       10,595,577
      1,295,200    TIBCO SOFTWARE INCORPORATED<<+                                                                        11,630,896
        470,600    ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                 11,073,218
        115,500    WEBEX COMMUNICATIONS INCORPORATED+                                                                     4,506,810
         79,400    WITNESS SYSTEMS INCORPORATED+                                                                          1,391,882

                                                                                                                        184,600,990
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 8.78%
        408,300    ALKERMES INCORPORATED+                                                                                 6,471,555
        314,600    ALNYLAM PHARMECEUTICALS INCORPORATED+                                                                  4,533,386
        498,100    CARDIOME PHARMA CORPORATION+                                                                           5,753,055
        271,300    CONOR MEDSYSTEMS INCORPORATED+                                                                         6,394,541
        338,000    LANDEC CORPORATION+                                                                                    3,650,400
        295,600    NUVELO INCORPORATED+                                                                                   5,391,744
        623,300    ONYX PHARMACEUTICALS INCORPORATED+                                                                    10,776,857
        688,400    PDL BIOPHARMA INCORPORATED+                                                                           13,217,280

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SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        539,900    QUIDEL CORPORATION+                                                                              $     7,623,388
        759,800    SANTARUS INCORPORATED+                                                                                 5,637,716
        748,500    SIRNA THERAPEUTICS INCORPORATED+                                                                       4,169,145
        465,000    ZYMOGENETICS INCORPORATED<<+                                                                           7,844,550

                                                                                                                         81,463,617
                                                                                                                    ---------------

COMMUNICATIONS - 1.26%
        684,400    NOVATEL WIRELESS INCORPORATED<<+                                                                       6,590,772
        180,067    SAVVIS INCORPORATED<<+                                                                                 5,131,900

                                                                                                                         11,722,672
                                                                                                                    ---------------

COMPUTER SOFTWARE & SERVICES - 0.58%
        406,200    NESS TECHNOLOGIES INCORPORATED+                                                                        5,422,770
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.82%
        824,300    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           4,525,407
        680,400    ANADIGICS INCORPORATED<<+                                                                              4,871,664
        216,600    CYMER INCORPORATED<<+                                                                                  9,510,906
        421,500    DSP GROUP INCORPORATED+                                                                                9,631,275
        883,000    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                            14,180,980
      1,107,400    MATTSON TECHNOLOGY INCORPORATED+                                                                       9,191,420
        368,900    MAXWELL TECHNOLOGIES INCORPORATED+                                                                     7,503,426
        380,800    NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                  9,660,896
        372,100    OSI SYSTEMS INCORPORATED+                                                                              7,293,160
        579,300    PLX TECHNOLOGY INCORPORATED+                                                                           6,007,341
      1,059,600    PMC-SIERRA INCORPORATED<<+                                                                             6,294,024
        786,400    TEKELEC+                                                                                              10,191,744
        389,900    TESSERA TECHNOLOGIES INCORPORATED+                                                                    13,560,722
        259,900    TRIDENT MICROSYSTEMS INCORPORATED<<+                                                                   6,045,274
        264,100    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                9,692,470

                                                                                                                        128,160,709
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.00%
        819,600    APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                            11,408,832
        132,800    GEN-PROBE INCORPORATED+                                                                                6,226,992
        480,100    KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                 5,679,583
        245,400    LIFECELL CORPORATION+                                                                                  7,906,788
        276,100    SYMYX TECHNOLOGIES INCORPORATED+                                                                       5,850,559

                                                                                                                         37,072,754
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.13%
        179,800    NCI BUILDING SYSTEMS INCORPORATED+                                                                    10,458,966
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.55%
        171,000    BON TON STORES INCORPORATED                                                                            5,085,540
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 4.36%
        240,700    COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                              $  8,990,145
        308,000    FUEL TECH NV+                                                                                          4,586,120
      1,085,900    HUMAN GENOME SCIENCES INCORPORATED+                                                                   12,531,286
        341,100    SYMBION INCORPORATED+                                                                                  6,262,596
        408,800    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  8,086,064

                                                                                                                         40,456,211
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.81%
        681,400    CAPITAL LEASE FUNDING INCORPORATED                                                                     7,556,726
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.90%
        623,600    KNOLL INCORPORATED<<                                                                                  12,596,720
        574,900    RESTORATION HARDWARE INCORPORATED+                                                                     4,984,383

                                                                                                                         17,581,103
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.19%
        780,800    NUANCE COMMUNICATIONS INCORPORATED+                                                                    6,379,136
        314,500    SIGMA DESIGNS INCORPORATED+                                                                            4,701,775

                                                                                                                         11,080,911
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.71%
        161,000    NATIONAL FINANCIAL PARTNERS CORPORATION                                                                6,605,830
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.08%
        288,600    AXIS CAPITAL HOLDINGS LIMITED                                                                         10,011,534
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.35%
      1,180,600    SUNOPTA INCORPORATED+                                                                                 12,478,942
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.17%
        192,900    ABIOMED INCORPORATED<<+                                                                                2,852,991
        280,200    ANGIODYNAMICS INCORPORATED+                                                                            5,802,942
        237,500    COHERENT INCORPORATED+                                                                                 8,231,750
        432,900    DEXCOM INCORPORATED+                                                                                   4,818,177
        146,800    FORMFACTOR INCORPORATED+                                                                               6,184,684
        328,500    FOXHOLLOW TECHNOLOGIES INCORPORATED+                                                                  11,231,415
        725,900    INPUT OUTPUT INCORPORATED+                                                                             7,208,187
        264,500    INTEGRA LIFESCIENCES HOLDINGS+                                                                         9,913,460
        536,700    INTRALASE CORPORATION+                                                                                10,578,357
        411,000    LTX CORPORATION+                                                                                       2,059,110
        500,300    NATUS MEDICAL INCORPORATED+                                                                            6,829,095
        327,700    NEUROMETRIC INCORPORATED<<+                                                                            6,229,577
        240,000    NEXTEST SYSTEMS CORPORATION+                                                                           3,158,400
        324,400    NXSTAGE MEDICAL INCORPORATED+                                                                          2,844,988
      1,183,300    ORTHOVITA INCORPORATED+                                                                                4,129,717
        104,800    SONOSITE INCORPORATED+                                                                                 2,976,320
        759,900    THORATEC LABS CORPORATION+                                                                            11,862,039
        243,500    WRIGHT MEDICAL GROUP INCORPORATED+                                                                     5,904,875

                                                                                                                        112,816,084
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 0.29%
        172,400    NOVAGOLD RESOURCES INCORPORATED<<+                                                                  $  2,704,956
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.19%
        494,400    ACCO BRANDS CORPORATION+                                                                              11,005,344
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.31%
        316,700    AC MOORE ARTS & CRAFTS INCORPORATED+                                                                   6,026,801
        384,400    DOLLAR TREE STORES INCORPORATED<<+                                                                    11,901,024
         75,000    SHUTTERLY INCORPORATED+                                                                                1,166,250
        287,500    WORLD FUEL SERVICES CORPORATION                                                                       11,629,375

                                                                                                                         30,723,450
                                                                                                                    ---------------

MOTION PICTURES - 0.58%
        418,100    GAIAM INCORPORATED+                                                                                    5,397,671
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.46%
        526,311    CAPITALSOURCE INCORPORATED<<                                                                          13,589,350
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 6.06%
        178,500    BASIC ENERGY SERVICES INCORPORATED+                                                                    4,355,400
        347,100    BOIS D' ARC ENERGY INCORPORATED+                                                                       5,310,630
        248,800    BRONCO DRILLING COMPANY INCORPORATED+                                                                  4,373,904
        395,600    GULFPORT ENERGY CORPORATION<<+                                                                         4,585,004
      1,001,500    PETROHAWK ENERGY CORPORATION<<+                                                                       10,395,570
        229,000    PIONEER NATURAL RESOURCES COMPANY                                                                      8,958,480
        546,200    TESCO CORPORATION+                                                                                     8,460,638
        801,100    WARREN RESOURCES INCORPORATED+                                                                         9,757,398

                                                                                                                         56,197,024
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.35%
        205,100    COWEN GROUP INCORPORATED+                                                                              3,242,631
                                                                                                                    ---------------

SOCIAL SERVICES - 0.94%
        315,900    PROVIDENCE SERVICE CORPORATION+                                                                        8,715,681
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.51%
        366,100    INTERFACE INCORPORATED+                                                                                4,715,368
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.81%
        264,900    REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                                4,111,248
        516,500    SKYWEST INCORPORATED                                                                                  12,664,580

                                                                                                                         16,775,828
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.39%
        156,000    HERBALIFE LIMITED+                                                                               $     5,909,280
        298,600    NASH FINCH COMPANY                                                                                     7,026,058

                                                                                                                         12,935,338
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.86%
        350,700    CYTYC CORPORATION<<+                                                                                   8,585,136
        393,400    LKQ CORPORATION+                                                                                       8,642,998

                                                                                                                         17,228,134
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $853,158,216)                                                                                 892,725,195
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.10%
        889,712    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          889,712
                                                                                                                    ---------------

                                                                                        INTEREST
PRINCIPAL                                                                                 RATE      MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.05%
$       130,744    ALLIANCE & LEICESTER PLC                                               5.47%       10/25/2006            130,305
        185,131    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        10/15/2007            185,220
         20,570    AQUINAS FUNDING LLC++                                                  5.36        12/11/2006             20,361
        514,254    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        10/20/2006            514,254
      1,028,508    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        11/03/2006          1,028,508
        514,254    ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31        12/22/2006            514,254
        514,254    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.31        04/25/2007            514,274
        565,288    ATOMIUM FUNDING CORPORATION++                                          5.38        11/03/2006            562,649
        514,254    BANCO SANTANDER TOTTA LN+/-++                                          5.33        10/16/2007            514,238
        514,254    BANK OF AMERICA NA SERIES BKNT+/-                                      5.42        06/19/2007            514,321
        339,408    BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.55        01/12/2007            339,516
        617,105    BEAR STEARNS & COMPANY+/-                                              5.43        10/04/2006            617,105
        123,421    BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.66        01/16/2007            123,496
        236,289    BUCKINGHAM CDO LLC                                                     5.31        10/18/2006            235,739
        514,254    BUCKINGHAM III CDO LLC++                                               5.33        10/27/2006            512,377
        514,254    BUCKINGHAM III CDO LLC++                                               5.36        12/15/2006            508,726
         20,570    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        10/11/2006             20,543
         68,910    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        10/26/2006             68,668
        411,403    CAIRN HIGH GRADE FUNDING I LLC++                                       5.33        11/14/2006            408,824
        118,258    CANCARA ASSET SECURITIZATION LLC++                                     5.33        10/04/2006            118,224
        235,405    CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        10/03/2006            235,370
        379,519    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        11/17/2006            376,977
        189,348    CEDAR SPRINGS CAPITAL COMPANY                                          5.35        12/06/2006            187,561
      1,028,508    CHEYNE FINANCE LLC++                                                   5.32        10/12/2006          1,027,006
      1,028,508    CHEYNE FINANCE LLC                                                     5.30        10/13/2006          1,026,852
        514,254    CHEYNE FINANCE LLC SERIES MTN+/-++                                     5.47        07/16/2007            514,274
      4,771,882    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,774,037)             5.42        10/02/2006          4,771,882
        617,722    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.32        10/11/2006            616,906
        102,851    CULLINAN FINANCE CORPORATION                                           5.33        10/06/2006            102,790

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        22,627    CULLINAN FINANCE CORPORATION++                                         5.34%       10/12/2006    $        22,594
         16,456    CULLINAN FINANCE CORPORATION++                                         5.35        10/23/2006             16,406
        514,254    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.37        11/15/2006            514,305
      1,028,508    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                          5.29        06/25/2007          1,028,436
        514,254    DEER VALLEY FUNDING LLC                                                5.31        10/12/2006            513,503
         20,570    EDISON ASSET SECURITIZATION LLC                                        5.44        12/11/2006             20,361
      1,291,168    FAIRWAY FINANCE CORPORATION++                                          5.38        10/02/2006          1,291,168
         37,088    FAIRWAY FINANCE CORPORATION                                            5.35        10/23/2006             36,974
      6,171,046    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $6,173,838)          5.43        10/02/2006          6,171,046
        301,826    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        11/15/2006            299,888
         45,254    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.50        10/27/2006             45,089
         25,713    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46        11/06/2006             25,582
        104,085    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.36        10/12/2006            103,933
         25,713    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.49        11/27/2006             25,503
         32,912    GEMINI SECURITIZATION LLC++                                            5.35        10/30/2006             32,778
        498,621    GEORGE STREET FINANCE LLC++                                            5.36        10/12/2006            497,893
        826,509    GEORGE STREET FINANCE LLC++                                            5.33        10/16/2006            824,814
        429,402    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.66        10/27/2006            429,488
        295,182    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007            295,406
         61,710    GRAMPIAN FUNDING LLC++                                                 5.23        10/02/2006             61,710
         41,140    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                            5.48        05/15/2007             41,155
         71,996    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007             72,037
        288,496    HSBC BANK USA+/-                                                       5.41        12/14/2006            288,545
        719,955    IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007            720,330
         51,816    ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.33        10/10/2006             51,756
      1,337,060    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/17/2007          1,337,060
        514,254    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.33        10/25/2007            514,208
         74,053    JUPITER SECURITIZATION CORPORATION++                                   5.34        10/13/2006             73,933
        250,956    K2 (USA) LLC                                                           5.34        11/10/2006            249,528
        308,552    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007            308,361
         73,065    KESTREL FUNDING (US) LLC++                                             5.36        10/05/2006             73,033
         88,205    KESTREL FUNDING (US) LLC                                               5.35        10/06/2006             88,153
        190,068    KLIO FUNDING CORPORATION++                                             5.39        11/03/2006            189,181
        414,324    KLIO III FUNDING CORPORATION++                                         5.30        10/19/2006            413,297
        359,258    KLIO III FUNDING CORPORATION++                                         5.41        10/20/2006            358,316
         35,936    LIBERTY STREET FUNDING CORPORATION                                     5.35        10/25/2006             35,815
         41,140    LIBERTY STREET FUNDING CORPORATION                                     5.34        11/15/2006             40,876
        514,254    LIQUID FUNDING LIMITED                                                 5.34        10/10/2006            513,652
        308,552    LIQUID FUNDING LIMITED+/-++                                            5.29        12/01/2006            308,552
        514,254    LIQUID FUNDING LIMITED++                                               5.35        12/07/2006            509,322
        308,552    LIQUID FUNDING LIMITED                                                 5.49        12/28/2006            304,652
        123,421    LIQUID FUNDING LIMITED SERIES MTN+/-++                                 5.34        02/20/2007            123,439
        205,702    MBIA GLOBAL FUNDING LLC+/-++                                           5.33        02/20/2007            205,712
      1,033,650    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  5.66        10/27/2006          1,033,836
         30,855    MONT BLANC CAPITAL CORPORATION                                         5.35        10/27/2006             30,743

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       617,105    MORGAN STANLEY+/-                                                      5.45%       10/10/2006    $       617,105
        116,221    MORGAN STANLEY+/-                                                      5.50        11/09/2006            116,239
        122,804    MORGAN STANLEY+/-                                                      5.55        11/24/2006            122,841
        346,093    MORGAN STANLEY+/-                                                      5.64        01/12/2007            346,259
        514,254    MORGAN STANLEY+/-                                                      5.61        07/27/2007            514,840
         95,137    MORGAN STANLEY SERIES EXL+/-                                           5.39        10/15/2007             95,152
        113,136    NATIONWIDE BUILDING SOCIETY+/-++                                       5.51        12/11/2006            113,179
        368,514    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            368,964
        287,982    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.34        10/02/2006            287,982
         22,031    NORTH SEA FUNDING LLC                                                  5.42        10/23/2006             21,963
        322,231    NORTH SEA FUNDING LLC                                                  5.33        11/09/2006            320,446
      1,028,508    NORTHERN ROCK PLC+/-++SS.                                              5.33        11/05/2007          1,028,611
        308,552    PARAGON MORTGAGES PLC SERIES 12A+/-++                                  5.31        10/15/2006            308,552
         83,206    RACERS TRUST SERIES 2004-6-MM+/-++                                     5.35        09/22/2006             83,218
        821,449    REGENCY MARKETS #1 LLC++                                               5.34        10/06/2006            820,964
         39,824    REGENCY MARKETS #1 LLC++                                               5.34        10/16/2006             39,742
      1,028,508    SCALDIS CAPITAL LIMITED                                                5.32        10/31/2006          1,024,147
        411,403    SLM CORPORATION+/-++                                                   5.33        10/12/2007            411,510
        349,693    STANFIELD VICTORIA FUNDING LLC                                         5.40        11/27/2006            346,843
        237,853    TANGO FINANCE CORPORATION SERIES MTN+/-++                              5.39        10/25/2006            237,860
        492,100    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30        10/06/2006            491,809
         22,956    THUNDER BAY FUNDING LLC++                                              5.34        10/31/2006             22,859
         24,149    TICONDEROGA FUNDING LLC++                                              5.35        10/12/2006             24,114
        118,916    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007            118,914
        514,254    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.34        06/15/2007            514,264
        514,254    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.34        03/09/2007            514,336
        678,815    UNITEDHEALTH GROUP INCORPORATED                                        5.42        10/31/2006            675,937
         41,140    VERSAILLES CDS LLC++                                                   5.35        10/20/2006             41,033
        309,334    WHISTLEJACKET CAPITAL LIMITED                                          5.31        10/16/2006            308,700
         97,338    WHITE PINE FINANCE LLC                                                 5.30        10/02/2006             97,338
        359,937    WHITE PINE FINANCE LLC                                                 5.31        10/16/2006            359,195

                                                                                                                         46,848,505
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,738,217)                                                               47,738,217
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WARRANTS - 0.00%
         36,152    TIMCO AVIATION SERVICES INCORPORATED+(A)                                                         $             4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 3.97%
     36,812,888    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          36,812,888
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $36,812,888)                                                                          36,812,888
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $937,709,321)*                               105.36%                                                          $   977,276,304

OTHER ASSETS AND LIABILITIES, NET                   (5.36)                                                              (49,725,539)
                                                                                                                    ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   927,550,765
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $36,812,888.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $940,187,927 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                   $ 87,333,924
         GROSS UNREALIZED DEPRECIATION                    (50,245,547)
                                                         ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)      $ 37,088,377

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                      SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 98.34%

APPAREL & ACCESSORY STORES - 3.89%
        193,650    AEROPOSTALE INCORPORATED+                                                                        $     5,660,390
        162,100    CACHE INCORPORATED+                                                                                    2,899,969
        129,970    DSW INCORPORATED<<+                                                                                    4,094,055
        288,480    URBAN OUTFITTERS INCORPORATED+                                                                         5,103,211

                                                                                                                         17,757,625
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.07%
        191,200    MARINEMAX INCORPORATED<<+                                                                              4,866,040
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.32%
        135,126    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          6,022,566
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.56%
        180,500    PERINI CORPORATION<<+                                                                                  3,768,840
        192,950    WCI COMMUNITIES INCORPORATED<<+                                                                        3,365,048

                                                                                                                          7,133,888
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.53%
        159,890    BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                   2,435,125
                                                                                                                    ---------------

BUSINESS SERVICES - 4.96%
        219,620    AVOCENT CORPORATION+                                                                                   6,614,954
        354,450    BISYS GROUP INCORPORATED+                                                                              3,849,327
        199,630    I2 TECHNOLOGIES INCORPORATED<<+                                                                        3,739,070
        167,900    RENT-A-CENTER INCORPORATED<<+                                                                          4,917,791
        165,800    TAL INTERNATIONAL GROUP INCORPORATED                                                                   3,516,618

                                                                                                                         22,637,760
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.53%
        354,420    CF INDUSTRIES HOLDINGS INCORPORATED                                                                    6,049,949
         99,610    CYTEC INDUSTRIES INCORPORATED                                                                          5,537,320
        280,100    ELIZABETH ARDEN INCORPORATED+                                                                          4,526,416

                                                                                                                         16,113,685
                                                                                                                    ---------------

COMMUNICATIONS - 2.02%
      1,029,680    CINCINNATI BELL INCORPORATED<<+                                                                        4,963,058
        215,790    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          4,270,484

                                                                                                                          9,233,542
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 12.37%
        313,020    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                              4,451,144
        151,380    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                       4,220,474
        254,250    DIME COMMUNITY BANCSHARES                                                                              3,745,103
        100,810    FIRST REPUBLIC BANK<<                                                                                  4,290,474
        197,820    FIRSTMERIT CORPORATION                                                                                 4,583,489
        235,640    FRANKLIN BANK CORPORATION+                                                                             4,684,523
         36,560    IBERIABANK CORPORATION                                                                                 2,230,160
        126,140    PFF BANCORP INCORPORATED                                                                               4,672,226
        272,630    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                              5,046,381

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        195,470    SOUTH FINANCIAL GROUP INCORPORATED                                                               $     5,088,084
        183,600    SUSQUEHANNA BANCSHARES INCORPORATED                                                                    4,487,184
        292,840    UCBH HOLDINGS INCORPORATED                                                                             5,112,986
        134,680    UMPQUA HOLDINGS CORPORATION                                                                            3,851,848

                                                                                                                         56,464,076
                                                                                                                    ---------------
EATING & DRINKING PLACES - 3.14%
        558,310    CKE RESTAURANTS INCORPORATED<<                                                                         9,334,943
        165,700    LANDRY'S RESTAURANTS INCORPORATED<<                                                                    4,995,855

                                                                                                                         14,330,798
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.55%
        170,770    CLECO CORPORATION                                                                                      4,310,235
         88,900    GREAT PLAINS ENERGY INCORPORATED                                                                       2,757,678

                                                                                                                          7,067,913
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.48%
        392,700    AMIS HOLDINGS INCORPORATED+                                                                            3,726,723
        173,000    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                5,792,040
        560,890    GRAFTECH INTERNATIONAL LIMITED+                                                                        3,275,598
        447,830    GSI LUMONICS INCORPORATED+                                                                             4,187,211
        261,170    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                  5,492,405
        279,650    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 3,313,853
        732,200    ON SEMICONDUCTOR CORPORATION+                                                                          4,305,336
        310,700    PHOTRONICS INCORPORATED+                                                                               4,390,191
        180,200    WESTAR ENERGY INCORPORATED                                                                             4,236,502

                                                                                                                         38,719,859
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.75%
        183,150    LEGG CORPORATION+                                                                                      3,435,894
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.17%
        532,490    JACUZZI BRANDS INCORPORATED+                                                                           5,319,575
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.18%
        341,170    HERCULES INCORPORATED+                                                                                 5,380,251
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.99%
        238,200    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                          4,535,328
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 0.72%
        259,320    FRED'S INCORPORATED                                                                                    3,272,618
                                                                                                                    ---------------
HEALTH SERVICES - 2.96%
         96,960    GENESIS HEALTHCARE CORPORATION+                                                                        4,618,205
        137,850    MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                               5,872,410
        230,340    REHABCARE GROUP INCORPORATED+                                                                          3,017,454

                                                                                                                         13,508,069
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES - 8.23%
        195,270    AMERICAN CAMPUS COMMUNITIES                                                                      $     4,981,338
        164,770    BIOMED REALTY TRUST INCORPORATED                                                                       4,999,122
        193,660    EQUITY ONE INCORPORATED<<                                                                              4,642,030
        213,400    FELCOR LODGING TRUST INCORPORATED<<                                                                    4,278,670
        146,240    FIRST POTOMAC REALTY TRUST                                                                             4,419,373
        220,040    STRATEGIC HOTEL & RESORTS INCORPORATED                                                                 4,374,395
        141,700    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  4,211,324
        262,790    U-STORE-IT TRUST                                                                                       5,639,473

                                                                                                                         37,545,725
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.73%
        281,620    COST PLUS INCORPORATED<<+                                                                              3,370,991
        100,980    GUITAR CENTER INCORPORATED<<+                                                                          4,511,786

                                                                                                                          7,882,777
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.06%
        178,900    AMERISTAR CASINOS INCORPORATED                                                                         3,883,919
        126,410    GAYLORD ENTERTAINMENT COMPANY<<+                                                                       5,543,079

                                                                                                                          9,426,998
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.03%
        140,400    AGCO CORPORATION<<+                                                                                    3,559,140
         97,600    BLACK BOX CORPORATION                                                                                  3,798,592
        445,060    EMULEX CORPORATION+                                                                                    8,086,740
        236,620    GOODMAN GLOBAL INCORPORATED+                                                                           3,158,877
        192,142    SPARTECH CORPORATION                                                                                   5,143,641
        126,290    TIMKEN COMPANY                                                                                         3,760,916

                                                                                                                         27,507,906
                                                                                                                    ---------------
INSURANCE CARRIERS - 5.73%
        303,750    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      3,727,013
        120,560    ARGONAUT GROUP INCORPORATED+                                                                           3,740,977
        138,450    ASSURED GUARANTY LIMITED                                                                               3,590,009
        141,530    PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                 4,363,370
        167,590    UNITED FIRE & CASUALTY COMPANY                                                                         5,245,567
        341,620    UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                              5,489,833

                                                                                                                         26,156,769
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.88%
        115,950    GENESCO INCORPORATED<<+                                                                                3,996,797
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.48%
        129,600    ARMOR HOLDINGS INCORPORATED+                                                                           7,429,968
        105,400    COOPER COMPANIES INCORPORATED                                                                          5,638,900
         94,690    DRS TECHNOLOGIES INCORPORATED                                                                          4,135,112
        215,800    SYMMETRY MEDICAL INCORPORATED+                                                                         3,256,422

                                                                                                                         20,460,402
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
OIL & GAS - 0.75%
        342,590    COMPTON PETROLEUM CORPORATION+                                                                   $     3,419,048
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 3.28%
        494,250    BRIGHAM EXPLORATION COMPANY+                                                                           3,346,073
        109,950    GMX RESOURCES INCORPORATED<<+                                                                          3,451,331
        312,370    KEY ENERGY SERVICES INCORPORATED<<+                                                                    4,248,232
        213,190    MARINER ENERGY INCORPORATED<<+                                                                         3,916,300

                                                                                                                         14,961,936
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.81%
        157,500    HEADWATERS INCORPORATED<<+                                                                             3,677,625
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.73%
        294,730    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            3,321,607
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.63%
        172,350    COLUMBIA EQUITY TRUST INCORPORATED                                                                     2,869,628
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.99%
        156,220    CABOT MICROELECTRONICS CORPORATION<<+                                                                  4,502,260
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.69%
        319,710    AIRTRAN HOLDINGS INCORPORATED+                                                                         3,171,523
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 5.36%
        219,520    AFTERMARKET TECHNOLOGY CORPORATION+                                                                    3,898,675
        247,030    AMERICAN AXLE & MANUFACTURING HOLDINGS<<                                                               4,122,931
        300,990    ARVIN INDUSTRIES INCORPORATED<<                                                                        4,286,096
        385,500    FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                  2,594,415
        233,140    MARTEN TRANSPORT, LIMITED+                                                                             3,984,363
        239,810    TENNECO AUTOMOTIVE INCORPORATED<<+                                                                     5,609,156

                                                                                                                         24,495,636
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.08%
        119,270    GATX CORPORATION                                                                                       4,934,200
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.38%
        225,110    PERFORMANCE FOOD GROUP COMPANY<<+                                                                      6,323,340
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 1.31%
        258,130    ADESA INCORPORATED                                                                                     5,965,384
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $418,926,046)                                                                                 448,854,173
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 17.60%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
      1,496,863    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,496,863
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 17.27%
$       219,965    ALLIANCE & LEICESTER PLC                                                5.47%      10/25/2006    $       219,226
        311,467    AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.36       10/15/2007            311,617
         34,607    AQUINAS FUNDING LLC++                                                   5.36       12/11/2006             34,256
        865,187    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       10/20/2006            865,187
      1,730,374    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       11/03/2006          1,730,374
        865,187    ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31       12/22/2006            865,187
        865,187    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.31       04/25/2007            865,222
        951,048    ATOMIUM FUNDING CORPORATION++                                           5.38       11/03/2006            946,607
        865,187    BANCO SANTANDER TOTTA LN+/-++                                           5.33       10/16/2007            865,161
        865,187    BANK OF AMERICA NA SERIES BKNT+/-                                       5.42       06/19/2007            865,299
        571,023    BANK ONE NA ILLINOIS SERIES BKNT+/-                                     5.55       01/12/2007            571,206
      1,038,224    BEAR STEARNS & COMPANY+/-                                               5.43       10/04/2006          1,038,224
        207,645    BEAR STEARNS & COMPANY SERIES MTNB+/-                                   5.66       01/16/2007            207,772
        397,536    BUCKINGHAM CDO LLC                                                      5.31       10/18/2006            396,610
        865,187    BUCKINGHAM III CDO LLC++                                                5.33       10/27/2006            862,029
        865,187    BUCKINGHAM III CDO LLC++                                                5.36       12/15/2006            855,886
         34,607    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       10/11/2006             34,562
        115,935    CAIRN HIGH GRADE FUNDING I LLC                                          5.32       10/26/2006            115,528
        692,150    CAIRN HIGH GRADE FUNDING I LLC++                                        5.33       11/14/2006            687,810
        198,958    CANCARA ASSET SECURITIZATION LLC++                                      5.33       10/04/2006            198,901
        396,048    CEDAR SPRINGS CAPITAL COMPANY++                                         5.28       10/03/2006            395,989
        638,508    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       11/17/2006            634,230
        318,562    CEDAR SPRINGS CAPITAL COMPANY                                           5.35       12/06/2006            315,555
      1,730,374    CHEYNE FINANCE LLC++                                                    5.32       10/12/2006          1,727,847
      1,730,374    CHEYNE FINANCE LLC                                                      5.30       10/13/2006          1,727,588
        865,187    CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.47       07/16/2007            865,222
      8,028,271    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,031,897)              5.42       10/02/2006          8,028,271
      1,039,263    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32       10/11/2006          1,037,891
        173,037    CULLINAN FINANCE CORPORATION                                            5.33       10/06/2006            172,935
         38,068    CULLINAN FINANCE CORPORATION++                                          5.34       10/12/2006             38,013
         27,686    CULLINAN FINANCE CORPORATION++                                          5.35       10/23/2006             27,601
        865,187    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                            5.37       11/15/2006            865,273
      1,730,374    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.29       06/25/2007          1,730,253
        865,187    DEER VALLEY FUNDING LLC                                                 5.31       10/12/2006            863,924
         34,607    EDISON ASSET SECURITIZATION LLC                                         5.44       12/11/2006             34,256
      2,172,277    FAIRWAY FINANCE CORPORATION++                                           5.38       10/02/2006          2,172,277
         62,397    FAIRWAY FINANCE CORPORATION                                             5.35       10/23/2006             62,206
     10,382,243    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,386,941)          5.43       10/02/2006         10,382,243
        175,114    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.36       10/12/2006            174,858
         76,136    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.50       10/27/2006             75,859
         43,259    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.46       11/06/2006             43,039
        507,796    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.34       11/15/2006            504,535
         43,259    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.49       11/27/2006             42,907
         55,372    GEMINI SECURITIZATION LLC++                                             5.35       10/30/2006             55,145
        838,885    GEORGE STREET FINANCE LLC++                                             5.36       10/12/2006            837,660
      1,390,528    GEORGE STREET FINANCE LLC++                                             5.33       10/16/2006          1,387,678

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       722,431    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.66%      10/27/2006    $       722,576
        496,617    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46       03/30/2007            496,995
        103,822    GRAMPIAN FUNDING LLC++                                                  5.23       10/02/2006            103,822
         69,215    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.48       05/15/2007             69,239
        121,126    HBOS TREASURY SERVICES PLC+/-++                                         5.58       01/12/2007            121,195
        485,370    HSBC BANK USA+/-                                                        5.41       12/14/2006            485,452
      1,211,262    IBM CORPORATION SERIES MTN+/-                                           5.36       06/28/2007          1,211,892
         87,176    ING AMERICA INSURANCE HOLDINGS INCORPORATED                             5.33       10/10/2006             87,074
      2,249,486    ING USA ANNUITY & LIFE INSURANCE+/-                                     5.40       09/17/2007          2,249,486
        865,187    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.33       10/25/2007            865,109
        124,587    JUPITER SECURITIZATION CORPORATION++                                    5.34       10/13/2006            124,386
        422,211    K2 (USA) LLC                                                            5.34       11/10/2006            419,809
        519,112    KAUPTHING BANK SERIES MTN+/-++                                          5.39       03/20/2007            518,790
        122,926    KESTREL FUNDING (US) LLC++                                              5.36       10/05/2006            122,872
        148,397    KESTREL FUNDING (US) LLC                                                5.35       10/06/2006            148,309
        319,773    KLIO FUNDING CORPORATION++                                              5.39       11/03/2006            318,280
        697,064    KLIO III FUNDING CORPORATION++                                          5.30       10/19/2006            695,335
        604,420    KLIO III FUNDING CORPORATION++                                          5.41       10/20/2006            602,836
         60,459    LIBERTY STREET FUNDING CORPORATION                                      5.35       10/25/2006             60,256
         69,215    LIBERTY STREET FUNDING CORPORATION                                      5.34       11/15/2006             68,771
        865,187    LIQUID FUNDING LIMITED                                                  5.34       10/10/2006            864,175
        519,112    LIQUID FUNDING LIMITED+/-++                                             5.29       12/01/2006            519,112
        865,187    LIQUID FUNDING LIMITED++                                                5.35       12/07/2006            856,890
        519,112    LIQUID FUNDING LIMITED                                                  5.49       12/28/2006            512,551
        207,645    LIQUID FUNDING LIMITED SERIES MTN+/-++                                  5.34       02/20/2007            207,676
        346,075    MBIA GLOBAL FUNDING LLC+/-++                                            5.33       02/20/2007            346,092
      1,739,026    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   5.66       10/27/2006          1,739,339
         51,911    MONT BLANC CAPITAL CORPORATION                                          5.35       10/27/2006             51,722
      1,038,224    MORGAN STANLEY+/-                                                       5.45       10/10/2006          1,038,224
        195,532    MORGAN STANLEY+/-                                                       5.50       11/09/2006            195,562
        206,607    MORGAN STANLEY+/-                                                       5.55       11/24/2006            206,669
        582,271    MORGAN STANLEY+/-                                                       5.64       01/12/2007            582,550
        865,187    MORGAN STANLEY+/-                                                       5.61       07/27/2007            866,173
        160,060    MORGAN STANLEY SERIES EXL+/-                                            5.39       10/15/2007            160,085
        190,341    NATIONWIDE BUILDING SOCIETY+/-++                                        5.51       12/11/2006            190,413
        619,993    NATIONWIDE BUILDING SOCIETY+/-++                                        5.61       07/20/2007            620,749
        484,505    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.34       10/02/2006            484,505
         37,065    NORTH SEA FUNDING LLC                                                   5.42       10/23/2006             36,951
        542,126    NORTH SEA FUNDING LLC                                                   5.33       11/09/2006            539,123
      1,730,374    NORTHERN ROCK PLC+/-++SS.                                               5.33       11/05/2007          1,730,547
        519,112    PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.31       10/15/2006            519,112
        139,987    RACERS TRUST SERIES 2004-6-MM+/-++                                      5.35       09/22/2006            140,007
      1,382,015    REGENCY MARKETS #1 LLC++                                                5.34       10/06/2006          1,381,200
         67,000    REGENCY MARKETS #1 LLC++                                                5.34       10/16/2006             66,863
      1,730,374    SCALDIS CAPITAL LIMITED                                                 5.32       10/31/2006          1,723,037
        692,150    SLM CORPORATION+/-++                                                    5.33       10/12/2007            692,329

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       588,327    STANFIELD VICTORIA FUNDING LLC                                          5.40%      11/27/2006    $       583,532
        400,166    TANGO FINANCE CORPORATION SERIES MTN+/-++                               5.39       10/25/2006            400,178
        827,915    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.30       10/06/2006            827,426
         38,622    THUNDER BAY FUNDING LLC++                                               5.34       10/31/2006             38,458
         40,629    TICONDEROGA FUNDING LLC++                                               5.35       10/12/2006             40,570
        200,066    TRAVELERS INSURANCE COMPANY+/-                                          5.40       02/09/2007            200,062
        865,187    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.34       06/15/2007            865,204
        865,187    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.34       03/09/2007            865,325
      1,142,047    UNITEDHEALTH GROUP INCORPORATED                                         5.42       10/31/2006          1,137,200
         69,215    VERSAILLES CDS LLC++                                                    5.35       10/20/2006             69,034
        520,427    WHISTLEJACKET CAPITAL LIMITED                                           5.31       10/16/2006            519,360
        163,763    WHITE PINE FINANCE LLC                                                  5.30       10/02/2006            163,763
        605,562    WHITE PINE FINANCE LLC                                                  5.31       10/16/2006            604,320

                                                                                                                         78,818,491
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,315,354)                                                               80,315,354
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.76%
      8,039,962    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           8,039,962
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,039,962)                                                                            8,039,962
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $507,281,362)*                               117.70%                                                          $   537,209,489

OTHER ASSETS AND LIABILITIES, NET                  (17.70)                                                              (80,788,452)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   456,421,037
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,039,962.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $508,878,504 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $  52,991,475
         GROSS UNREALIZED DEPRECIATION                       (24,660,490)
                                                           -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $  28,330,985

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.37%

ADVERTISING - 0.51%
         97,800    CENVEO INCORPORATED+                                                                             $     1,840,596
                                                                                                                    ---------------

AGRICULTURAL PRODUCTION CROPS - 1.24%
        110,000    DELTA & PINE LAND COMPANY                                                                              4,455,000
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 1.24%
         29,285    CENTURY CASINOS INCORPORATED+                                                                            291,093
        432,000    LAKES ENTERTAINMENT INCORPORATED+                                                                      4,173,120

                                                                                                                          4,464,213
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.35%
         53,500    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                  1,473,390
         22,300    CHRISTOPHER & BANKS CORPORATION                                                                          657,404
          6,400    CLAIRE'S STORES INCORPORATED                                                                             186,624
         42,300    FINISH LINE INCORPORATED CLASS A                                                                         533,826
         19,700    PAYLESS SHOESOURCE INCORPORATED+                                                                         490,530
         42,100    THE CATO CORPORATION CLASS A                                                                             922,411
         96,600    WET SEAL INCORPORATED CLASS A+                                                                           593,124

                                                                                                                          4,857,309
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.96%
         62,600    CUTTER & BUCK INCORPORATED                                                                               605,342
         24,100    GYMBOREE CORPORATION+                                                                                  1,016,538
         16,800    KELLWOOD COMPANY                                                                                         484,344
         60,400    MAIDENFORM BRANDS INCORPORATED+                                                                        1,165,720
         15,200    QUIKSILVER INCORPORATED+                                                                                 184,680

                                                                                                                          3,456,624
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.35%
         36,855    MONRO MUFFLER BRAKE INCORPORATED                                                                       1,253,439
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.26%
         18,600    LEVITT CORPORATION CLASS A                                                                               218,736
         33,600    PERINI CORPORATION+                                                                                      701,568

                                                                                                                            920,304
                                                                                                                    ---------------

BUSINESS SERVICES - 7.63%
        303,395    3COM CORPORATION+                                                                                      1,337,972
         65,475    ABM INDUSTRIES INCORPORATED                                                                            1,228,311
        133,400    ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                               358,846
        215,500    APAC TELESERVICES INCORPORATED+                                                                          571,075
         69,000    BISYS GROUP INCORPORATED+                                                                                749,340
        270,600    BORLAND SOFTWARE CORPORATION+                                                                          1,550,538
         42,800    BSQUARE CORPORATION+                                                                                      86,028
        351,600    CIBER INCORPORATED+                                                                                    2,331,108
         13,200    COREL CORPORATION                                                                                        169,884
         22,400    ELECTRO RENT CORPORATION+                                                                                381,024
         18,180    ELECTRONICS FOR IMAGING INCORPORATED+                                                                    415,958
        121,870    EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                 1,001,771

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
          4,500    GERBER SCIENTIFIC INCORPORATED                                                                   $        67,410
         67,700    GSE SYSTEMS INCORPORATED+                                                                                243,720
         89,065    HEALTHCARE SERVICES GROUP                                                                              2,240,875
        138,860    HILL INTERNATIONAL INCORPORATED+                                                                         798,445
         47,000    HMS HOLDINGS CORPORATION+                                                                                593,140
         23,500    HUMMINGBIRD LIMITED+                                                                                     654,005
         25,300    I2 TECHNOLOGIES INCORPORATED+                                                                            473,869
        107,700    INDUS INTERNATIONAL INCORPORATED+                                                                        270,327
         82,700    JDA SOFTWARE GROUP INCORPORATED+                                                                       1,275,234
         11,800    KRONOS INCORPORATED+                                                                                     402,262
        118,000    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                    900,340
         20,400    METROLOGIC INSTRUMENTS INCORPORATED+                                                                     370,464
        210,600    MIDWAY GAMES INCORPORATED+                                                                             1,849,068
         24,905    MPS GROUP INCORPORATED+                                                                                  376,315
         37,900    MRO SOFTWARE INCORPORATED+                                                                               972,893
         35,200    MSC.SOFTWARE CORPORATION                                                                                 542,080
         26,100    NOVELL INCORPORATED+                                                                                     159,732
         97,400    OPEN TEXT CORPORATION+                                                                                 1,743,460
         23,400    PEROT SYSTEMS CORPORATION CLASS A+                                                                       322,686
         41,500    PLATO LEARNING INCORPORATED+                                                                             264,355
            200    S1 CORPORATION+                                                                                              922
         32,100    SPSS INCORPORATED+                                                                                       800,253
         98,200    SUPPORTSOFT INCORPORATED+                                                                                429,134
         13,600    SYBASE INCORPORATED+                                                                                     329,664
          4,700    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               67,022
         71,010    VIGNETTE CORPORATION+                                                                                    961,475
         30,200    WATCHGUARD TECHNOLOGIES INCORPORATED+                                                                    128,350

                                                                                                                         27,419,355
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.97%
        158,100    ADEZA BIOMEDICAL CORPORATION+                                                                          2,594,421
         11,060    AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                         236,573
         12,600    CHATTEM INCORPORATED+                                                                                    442,512
         16,570    COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                 215,244
         42,100    ELIZABETH ARDEN INCORPORATED+                                                                            680,336
        106,500    LANDEC CORPORATION+                                                                                    1,150,200
         17,825    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      429,939
         82,100    ORASURE TECHNOLOGIES INCORPORATED+                                                                       660,084
          7,000    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               127,680
        154,100    PDL BIOPHARMA INCORPORATED+                                                                            2,958,720
         58,945    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   656,647
         23,280    RPM INTERNATIONAL INCORPORATED                                                                           442,087
         26,900    SERACARE LIFE SCIENCES INCORPORATED+                                                                     156,020
         60,605    WELLMAN INCORPORATED                                                                                     241,814
      1,731,100    XOMA LIMITED+                                                                                          3,271,779

                                                                                                                         14,264,056
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 1.89%
         63,800    ADTRAN INCORPORATED                                                                              $     1,520,992
         25,250    CHINA GRENTECH CORPORATION LIMITED ADR+                                                                  261,338
        134,680    CINCINNATI BELL INCORPORATED+                                                                            649,158
         23,150    ESCHELON TELECOM INCORPORATED+                                                                           393,319
         25,500    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            504,645
         92,380    LIGHTBRIDGE INCORPORATED+                                                                              1,082,694
         53,335    MASTEC INCORPORATED+                                                                                     590,418
        109,500    PREMIERE GLOBAL SERVICES INCORPORATED+                                                                   950,460
         69,100    REGENT COMMUNICATIONS INCORPORATED+                                                                      261,889
         59,400    TALK AMERICA HOLDINGS INCORPORATED+                                                                      564,300

                                                                                                                          6,779,213
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.33%
         34,200    COMFORT SYSTEMS USA INCORPORATED                                                                         391,932
         20,800    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            505,024
         20,580    MATRIX SERVICE COMPANY+                                                                                  269,392

                                                                                                                          1,166,348
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.31%
         17,400    ASTORIA FINANCIAL CORPORATION                                                                            536,268
          8,980    COMMUNITY BANCORP+                                                                                       273,980
        267,500    FIRST FINANCIAL BANCORP                                                                                4,255,925
         38,743    FIRST SECURITY GROUP INCORPORATED                                                                        446,319
         52,200    MIDWEST BANC HOLDINGS INCORPORATED                                                                     1,274,724
         25,700    PLACER SIERRA BANCSHARES                                                                                 570,797
         16,400    THE COLONIAL BANCGROUP INCORPORATED                                                                      401,800
         24,000    WASHINGTON FEDERAL INCORPORATED                                                                          538,560

                                                                                                                          8,298,373
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.54%
         68,600    BUCA INCORPORATED+                                                                                       361,522
         29,135    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                   872,011
         17,400    CEC ENTERTAINMENT INCORPORATED+                                                                          548,274
         19,400    RUBIO'S RESTAURANTS INCORPORATED+                                                                        171,302

                                                                                                                          1,953,109
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.74%
        219,300    CORINTHIAN COLLEGES INCORPORATED+                                                                      2,370,633
         36,500    LEARNING TREE INTERNATIONAL INCORPORATED+                                                                296,745

                                                                                                                          2,667,378
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.33%
        331,600    CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                            3,428,744
        154,100    CLEAN HARBORS INCORPORATED+                                                                            6,711,055
            500    IDACORP INCORPORATED                                                                                      18,905
         49,900    PNM RESOURCES INCORPORATED                                                                             1,375,743
         13,100    UNISOURCE ENERGY CORPORATION                                                                             436,623

                                                                                                                         11,971,070
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.51%
         53,200    ACTEL CORPORATION+                                                                               $       827,260
         97,600    ADAPTEC INCORPORATED+                                                                                    430,416
        218,500    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           1,199,565
         21,700    ATI TECHNOLOGIES INCORPORATED+                                                                           465,465
        483,100    C-COR INCORPORATED+                                                                                    4,144,998
         33,000    DIODES INCORPORATED+                                                                                   1,424,610
         26,400    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              543,840
         28,600    ESS TECHNOLOGY INCORPORATED+                                                                              26,598
        144,613    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                 650,759
         55,900    EXAR CORPORATION+                                                                                        742,911
        317,500    FUELCELL ENERGY INCORPORATED+                                                                          2,416,175
        120,900    GRAFTECH INTERNATIONAL LIMITED+                                                                          706,056
         16,800    HOUSTON WIRE & CABLE COMPANY+                                                                            315,840
         12,700    IMATION CORPORATION                                                                                      509,905
         30,920    INTEGRATED ELECTRICAL SERVICES, INCORPORATED+                                                            488,845
         58,100    INTER-TEL INCORPORATED                                                                                 1,254,960
        203,065    MCDATA CORPORATION+                                                                                    1,001,110
        243,700    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 2,887,845
         45,400    METHODE ELECTRONICS INCORPORATED                                                                         431,754
        405,205    MRV COMMUNICATIONS INCORPORATED+                                                                       1,118,366
         20,300    OMNIVISION TECHNOLOGIES INCORPORATED+                                                                    289,681
         23,820    OSI SYSTEMS INCORPORATED+                                                                                466,872
        111,800    PEMSTAR INCORPORATED+                                                                                    408,070
        120,010    POWER-ONE INCORPORATED+                                                                                  868,872
        104,095    RICHARDSON ELECTRONICS LIMITED                                                                           939,978
         81,390    SEACHANGE INTERNATIONAL INCORPORATED+                                                                    723,557
        107,700    SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                 443,724
         99,180    STATS CHIPPAC LIMITED ADR+                                                                               596,072
         34,800    UNIVERSAL ELECTRONICS INCORPORATED+                                                                      661,200

                                                                                                                         26,985,304
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.54%
         17,755    CDI CORPORATION                                                                                          367,706
          8,900    CEPHALON INCORPORATED+                                                                                   549,575
         82,695    CV THERAPEUTICS INCORPORATED+                                                                            921,222
        422,200    DIVERSA CORPORATION+                                                                                   3,386,044
         15,100    TETRA TECH INCORPORATED+                                                                                 263,042
          3,100    TRIMERIS INCORPORATED+                                                                                    27,280

                                                                                                                          5,514,869
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.55%
          9,250    CRANE COMPANY                                                                                            386,650
         39,700    CROWN HOLDINGS INCORPORATED+                                                                             738,420
         42,100    MATERIAL SCIENCES CORPORATION+                                                                           419,316
         15,900    SUN HYDRAULICS CORPORATION                                                                               326,109
          2,200    VALMONT INDUSTRIES INCORPORATED                                                                          114,950

                                                                                                                          1,985,445
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS - 4.25%
        483,005    DEL MONTE FOODS COMPANY                                                                          $     5,047,402
         20,800    FLOWERS FOODS INCORPORATED                                                                               559,104
        294,000    HERCULES INCORPORATED+                                                                                 4,636,380
         17,905    SANDERSON FARMS INCORPORATED                                                                             579,406
        151,200    TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                   4,431,672

                                                                                                                         15,253,964
                                                                                                                    ---------------

FOOD STORES - 0.16%
         22,400    INGLES MARKETS INCORPORATED CLASS A                                                                      590,912
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.49%
         16,700    DOREL INDUSTRIES INCORPORATED+                                                                           427,186
         20,500    KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                               395,650
         35,900    LSI INDUSTRIES INCORPORATED                                                                              583,375
         25,500    SEALY CORPORATION                                                                                        333,030

                                                                                                                          1,739,241
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.32%
         58,900    GANDER MOUNTAIN COMPANY+                                                                                 409,944
         47,400    RETAIL VENTURES INCORPORATED+                                                                            730,434

                                                                                                                          1,140,378
                                                                                                                    ---------------

HEALTH SERVICES - 3.93%
        106,100    ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            211,139
         30,500    AMERICA SERVICE GROUP INCORPORATED+                                                                      396,805
         66,700    CARDIAC SCIENCE CORPORATION+                                                                             493,580
         39,870    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   677,790
         60,900    FIVE STAR QUALITY CARE INCORPORATED+                                                                     655,284
         13,145    GENESIS HEALTHCARE CORPORATION+                                                                          626,096
         47,820    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    786,161
        114,700    HEALTHSOUTH REHABILITATION CORPORATION+                                                                  568,912
      1,154,900    HOOPER HOLMES INCORPORATED                                                                             3,892,013
          8,900    MATRIA HEALTHCARE INCORPORATED+                                                                          247,331
         50,000    NAUTILUS GROUP INCORPORATED                                                                              687,500
        263,900    NEKTAR THERAPEUTICS+                                                                                   3,802,799
         54,400    OPTION CARE INCORPORATED                                                                                 728,416
         27,800    REHABCARE GROUP INCORPORATED+                                                                            364,180

                                                                                                                         14,138,006
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.04%
          3,500    FOSTER WHEELER LIMITED+                                                                                  135,065
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.98%
        107,300    AAMES INVESTMENT CORPORATION                                                                             377,696
        105,395    AFFORDABLE RESIDENTIAL COMMUNITIES+                                                                    1,021,278
         20,500    AGREE REALTY CORPORATION                                                                                 673,425
        121,715    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                1,599,335
        161,400    ANTHRACITE CAPITAL INCORPORATED                                                                        2,075,604
        156,100    ANWORTH MORTGAGE ASSET CORPORATION                                                                     1,303,435
         52,100    FELDMAN MALL PROPERTIES INCORPORATED                                                                     574,663

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
         65,485    GOVERNMENT PROPERTIES TRUST INCORPORATED                                                         $       590,675
        101,000    HIGHLAND HOSPITALITY CORPORATION                                                                       1,447,330
         64,500    JER INVESTORS TRUST INCORPORATED                                                                       1,106,820
         62,300    LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                   641,067
         50,600    MEDICAL PROPERTIES TRUST INCORPORATED                                                                    677,534
         12,800    MORTGAGEIT HOLDINGS INCORPORATED                                                                         180,224
         38,060    UMH PROPERTIES INCORPORATED                                                                              588,027
        118,000    WINSTON HOTELS INCORPORATED                                                                            1,453,760

                                                                                                                         14,310,873
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
        145,100    BELL MICROPRODUCTS INCORPORATED+                                                                         753,069
         40,900    PIER 1 IMPORTS INCORPORATED                                                                              303,478
        155,400    THE BOMBAY COMPANY INCORPORATED+                                                                         212,898

                                                                                                                          1,269,445
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
          7,400    BOYD GAMING CORPORATION                                                                                  284,456
         89,030    EMPIRE RESORTS INCORPORATED+                                                                             636,565
         17,200    MTR GAMING GROUP INCORPORATED+                                                                           161,508
         40,200    RED LION HOTELS CORPORATION+                                                                             432,552

                                                                                                                          1,515,081
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.17%
         15,800    BLOUNT INTERNATIONAL INCORPORATED+                                                                       158,316
         15,000    BRIGGS & STRATTON CORPORATION                                                                            413,250
         31,000    COLUMBUS MCKINNON CORPORATION+                                                                           558,930
      1,832,100    CONCURRENT COMPUTER CORPORATION+                                                                       3,242,817
         58,630    CRAY INCORPORATED+                                                                                       651,966
         78,300    DOT HILL SYSTEMS CORPORATION+                                                                            305,370
        108,200    ENTEGRIS INCORPORATED+                                                                                 1,180,462
         40,400    FLANDER CORPORATION+                                                                                     345,824
          4,500    GARDNER DENVER INCORPORATED+                                                                             148,860
        708,100    INFOCUS CORPORATION+                                                                                   2,025,166
        161,400    INTERMEC INCORPORATED+                                                                                 4,254,504
         30,400    KADANT INCORPORATED+                                                                                     746,624
         12,000    KOMAG INCORPORATED+                                                                                      383,520
          5,400    MANITOWOC COMPANY INCORPORATED                                                                           241,866
         89,700    NN INCORPORATED                                                                                        1,061,151
        159,655    PALL CORPORATION                                                                                       4,918,971
            200    PLANAR SYSTEMS INCORPORATED+                                                                               2,270
        167,355    PROQUEST COMPANY+                                                                                      2,178,962
         79,000    QUALSTAR CORPORATION+                                                                                    256,750
         21,700    RIMAGE CORPORATION+                                                                                      486,514
        121,100    ROBBINS & MYERS INCORPORATED                                                                           3,744,412
        130,980    SYMBOL TECHNOLOGIES INCORPORATED                                                                       1,946,363
            400    TENNANT COMPANY                                                                                            9,736

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         15,600    TIMKEN COMPANY                                                                                   $       464,568
        243,000    ULTRATECH INCORPORATED+                                                                                3,236,760
                                                                                                                         32,963,932
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.67%
         40,000    CLARK INCORPORATED                                                                                       450,800
        325,300    CRAWFORD & COMPANY CLASS A                                                                             1,948,547
                                                                                                                          2,399,347
                                                                                                                    ---------------
INSURANCE CARRIERS - 6.22%
         38,200    AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                              559,630
         70,700    AMCOMP INCORPORATED+                                                                                     687,204
         71,100    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          872,397
         29,200    AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                 534,360
         45,900    AMERISAFE INCOPORATED+                                                                                   449,820
          4,000    AMERUS GROUP COMPANY                                                                                     272,040
         27,675    ARGONAUT GROUP INCORPORATED+                                                                             858,755
         70,700    CRM HOLDINGS LIMITED+                                                                                    533,785
          7,500    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              299,100
         72,300    DONEGAL GROUP INCORPORATED CLASS A                                                                     1,461,906
         22,400    EMC INSURANCE GROUP INCORPORATED                                                                         646,016
          9,585    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     337,967
        193,200    FREMONT GENERAL CORPORATION                                                                            2,702,868
         20,000    HARLEYSVILLE GROUP INCORPORATED                                                                          699,800
        167,005    KMG AMERICA CORPORATION+                                                                               1,227,487
         55,000    MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                619,300
          8,015    MERCURY GENERAL CORPORATION                                                                              397,624
         74,100    NORTH POINTE HOLDINGS CORPORATION+                                                                       686,166
         19,715    NYMAGIC INCORPORATED                                                                                     624,966
         13,000    OHIO CASUALTY CORPORATION                                                                                336,310
         57,100    PMA CAPITAL CORPORATION CLASS A+                                                                         503,622
         16,120    PRA INTERNATIONAL+                                                                                       430,243
         77,900    PROCENTURY CORPORATION                                                                                 1,168,500
         36,700    QUANTA CAPITAL HOLDINGS LIMITED+                                                                          67,528
        111,300    SCOTTISH RE GROUP LIMITED+                                                                             1,209,831
         97,200    SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                             1,357,884
         62,300    SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                           517,090
         10,800    STANCORP FINANCIAL GROUP INCORPORATED                                                                    482,004
         26,800    STATE AUTO FINANCIAL CORPORATION                                                                         818,740
          9,000    TRIAD GUARANTY INCORPORATED+                                                                             460,530
         33,200    UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                                533,524

                                                                                                                         22,356,997
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.29%
         24,665    GEO GROUP INCORPORATED+                                                                                1,042,096
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.31%
         32,560    BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      429,466
         27,200    SHOE CARNIVAL INCORPORATED+                                                                              685,984

                                                                                                                          1,115,450
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.18%
         45,600    CHAMPION ENTERPRISES INCORPORATED+                                                               $       314,640
         18,000    LOUISIANA-PACIFIC CORPORATION                                                                            337,860

                                                                                                                            652,500
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.53%
        180,664    ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 946,679
         23,135    ARMOR HOLDINGS INCORPORATED+                                                                           1,326,330
         28,200    CANTEL INDUSTRIES+                                                                                       391,698
        282,785    CREDENCE SYSTEMS CORPORATION+                                                                            805,937
         78,200    DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     136,850
          6,700    DRS TECHNOLOGIES INCORPORATED                                                                            292,589
         58,600    EDAP TMS SA ADR+                                                                                         453,564
         78,700    HEALTHTRONICS INCORPORATED+                                                                              485,579
        159,400    INPUT OUTPUT INCORPORATED+                                                                             1,582,842
         62,600    MILLIPORE CORPORATION+                                                                                 3,837,380
         27,900    MOLECULAR DEVICES CORPORATION+                                                                           515,871
        100,500    NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                  127,635
        171,000    ORTHOLOGIC CORPORATION+                                                                                  222,300
         27,000    PERKINELMER INCORPORATED                                                                                 511,110
         82,000    VITAL SIGNS INCORPORATED                                                                               4,642,020

                                                                                                                         16,278,384
                                                                                                                    ---------------
METAL MINING - 1.17%
         94,525    APEX SILVER MINES LIMITED+                                                                             1,574,787
            200    GLAMIS GOLD LIMITED                                                                                        7,886
            200    GOLD FIELDS LIMITED ADR                                                                                    3,568
         24,985    GOLDCORP INCORPORATED                                                                                    589,646
         11,990    MERIDIAN GOLD INCORPORATED+                                                                              298,071
         85,110    RANDGOLD RESOURCES LIMITED ADR+                                                                        1,732,840

                                                                                                                          4,206,798
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
        147,115    BIRCH MOUNTAIN RESOURCES LIMITED+                                                                        514,903
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.29%
         51,320    ACCO BRANDS CORPORATION+                                                                               1,142,383
         44,700    K2 INCORPORATED+                                                                                         524,331
        134,500    LEAPFROG ENTERPRISES INCORPORATED+                                                                     1,066,585
         21,200    LYDALL INCORPORATED+                                                                                     188,680
        103,785    PROGRESSIVE GAMING INTERNATIONAL CORPORATION+                                                            851,037
          9,600    RC2 CORPORATION+                                                                                         321,888
         34,500    RUSS BERRIE & COMPANY INCORPORATED                                                                       525,780

                                                                                                                          4,620,684
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 0.79%
         52,300    AC MOORE ARTS & CRAFTS INCORPORATED+                                                             $       995,269
         61,800    FINLAY ENTERPRISES INCORPORATED+                                                                         407,880
         82,200    HANCOCK FABRICS INCORPORATED                                                                             235,914
         68,800    PC MALL INCORPORATED+                                                                                    494,672
         69,890    SHARPER IMAGE CORPORATION+                                                                               719,867

                                                                                                                          2,853,602
                                                                                                                    ---------------
MISCELLANEOUS SERVICES - 0.11%
         22,600    BANKFINANCIAL CORPORATION                                                                                395,274
                                                                                                                    ---------------
MOTION PICTURES - 0.14%
        137,400    WPT ENTERPRISES INCORPORATED+                                                                            516,624
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.13%
         24,600    WERNER ENTERPRISES INCORPORATED                                                                          460,266
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.73%
         15,200    ASTA FUNDING INCORPORATED                                                                                569,848
        125,800    MCG CAPITAL CORPORATION                                                                                2,054,314

                                                                                                                          2,624,162
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 5.28%
         15,700    ATWOOD OCEANICS INCORPORATED+                                                                            706,029
         50,600    BRIGHAM EXPLORATION COMPANY+                                                                             342,562
         24,500    CARRIZO OIL AND GAS INCORPORATED+                                                                        631,855
         41,600    COMSTOCK RESOURCES INCORPORATED+                                                                       1,129,440
         13,360    FOREST OIL CORPORATION+                                                                                  422,042
        206,490    GLOBAL INDUSTRIES LIMITED+                                                                             3,212,984
        142,100    HANOVER COMPRESSOR COMPANY+                                                                            2,589,062
         43,575    HELMERICH & PAYNE INCORPORATED                                                                         1,003,532
         88,835    KEY ENERGY SERVICES INCORPORATED+                                                                      1,208,156
         62,360    MCMORAN EXPLORATION COMPANY+                                                                           1,106,266
        286,975    NEWPARK RESOURCES INCORPORATED+                                                                        1,529,577
         21,200    OCEANEERING INTERNATIONAL INCORPORATED+                                                                  652,960
         11,755    PRIDE INTERNATIONAL INCORPORATED+                                                                        322,322
         52,535    RANGE RESOURCES CORPORATION                                                                            1,325,983
         27,200    SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   714,272
         50,800    TRILOGY ENERGY TRUST                                                                                     707,632
          7,000    UNIT CORPORATION+                                                                                        321,790
         27,800    WARREN RESOURCES INCORPORATED+                                                                           338,604
         44,755    WILLBROS GROUP INCORPORATED+                                                                             699,073

                                                                                                                         18,964,141
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 1.21%
        342,300    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     2,909,550
         68,985    CHESAPEAKE CORPORATION                                                                                   987,175
         32,700    WAUSAU PAPER CORPORATION                                                                                 441,450

                                                                                                                          4,338,175
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PERSONAL SERVICES - 0.18%
         18,400    REGIS CORPORATION                                                                                $       659,640
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.44%
         32,025    INTEROIL CORPORATION+                                                                                    606,233
         27,200    WD-40 COMPANY                                                                                            970,224

                                                                                                                          1,576,457
                                                                                                                    ---------------
PIPELINES, EXCEPT NATURAL GAS - 0.12%
          9,300    ENBRIDGE ENERGY PARTNERS LIMITED PARTNERSHIP                                                             432,915
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.50%
         55,300    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                               1,375,311
         15,600    MUELLER INDUSTRIES INCORPORATED                                                                          548,652
         38,000    NORTHWEST PIPE COMPANY+                                                                                1,140,000
         10,700    NOVAMERICAN STEEL INCORPORATED+                                                                          357,380
         19,000    NS GROUP INCORPORATED+                                                                                 1,226,450
          5,895    OREGON STEEL MILLS INCORPORATED+                                                                         288,089
         26,900    TREDEGAR CORPORATION                                                                                     450,306

                                                                                                                          5,386,188
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.74%
         25,700    AMERICAN GREETINGS CORPORATION CLASS A                                                                   594,184
         38,600    ENNIS INCORPORATED                                                                                       835,690
        110,330    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            1,243,419
         12,880    MCCLATCHY COMPANY CLASS A                                                                                543,407
        202,800    PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                              1,908,348
         18,020    R.H. DONNELLEY CORPORATION+                                                                              953,258
        284,000    READER'S DIGEST ASSOCIATION INCORPORATED                                                               3,680,640
          2,400    REYNOLDS & REYNOLDS COMPANY CLASS A                                                                       94,824

                                                                                                                          9,853,770
                                                                                                                    ---------------
REAL ESTATE - 0.15%
         42,700    THOMAS PROPERTIES GROUP INCORPORATED                                                                     548,695
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.51%
         54,400    LEXINGTON CORPORATE PROPERTIES TRUST                                                                   1,152,192
         17,700    NEW CENTURY FINANCIAL CORPORATION                                                                        695,787

                                                                                                                          1,847,979
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES - 0.37%
         58,500    STRIDE RITE CORPORATION                                                                                  816,660
         84,500    TRANSPORT WORLD ENTERTAINMENT CORPORATION+                                                               512,070

                                                                                                                          1,328,730
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.50%
        159,760    INTERTAPE POLYMER GROUP INCORPORATED+                                                                  1,230,152
         29,200    TUPPERWARE CORPORATION                                                                                   568,232

                                                                                                                          1,798,384
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.29%
          2,500    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                              $        20,075
         97,785    MARKETAXCESS HOLDINGS INCORPORATED+                                                                    1,023,809

                                                                                                                          1,043,884
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.45%
         68,210    GENTEX CORPORATION                                                                                       969,264
         97,175    US CONCRETE INCORPORATED+                                                                                632,609

                                                                                                                          1,601,873
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS - 0.02%
         71,400    QUAKER FABRIC CORPORATION                                                                                 79,968
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.85%
        101,795    AIRTRAN HOLDINGS INCORPORATED+                                                                         1,009,806
         15,880    EGL INCORPORATED+                                                                                        578,667
         38,885    JETBLUE AIRWAYS CORPORATION+                                                                             360,464
         26,110    LAN AIRLINES SA ADR+                                                                                     995,052
          3,300    PHI INCORPORATED+                                                                                         99,165

                                                                                                                          3,043,154
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.42%
         38,900    AFTERMARKET TECHNOLOGY CORPORATION+                                                                      690,864
         24,400    ARCTIC CAT INCORPORATED                                                                                  405,040
        229,590    EXIDE TECHNOLOGIES+                                                                                      856,371
        141,190    FLEETWOOD ENTERPRISES INCORPORATED+                                                                      950,209
         32,700    K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                  614,106
         25,000    MONACO COACH CORPORATION                                                                                 278,500
         69,000    WABASH NATIONAL CORPORATION                                                                              944,610
         13,300    WABTEC CORPORATION                                                                                       360,829

                                                                                                                          5,100,529
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.31%
         25,400    DYNAMEX INCORPORATED+                                                                                    527,050
         14,500    GATX CORPORATION                                                                                         599,865

                                                                                                                          1,126,915
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.97%
         74,300    BIOSCRIP INCORPORATED+                                                                                   224,386
         40,100    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                            977,237
         94,200    NASH FINCH COMPANY                                                                                     2,216,526
         23,500    SCHOOL SPECIALTY INCORPORATED+                                                                           829,315
         36,555    SMURFIT-STONE CONTAINER CORPORATION+                                                                     409,416
        201,735    SOURCE INTERLINK COMPANIES INCORPORATED+                                                               1,916,483
         11,200    UNITED STATIONERS INCORPORATED+                                                                          520,912

                                                                                                                          7,094,275
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.00%
        112,600    DELIAS INCORPORATED+                                                                             $       867,020
         67,900    INTERLINE BRANDS INCORPORATED+                                                                         1,675,772
         47,400    KAMAN CORPORATION CLASS A                                                                                853,674
         56,900    KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                           2,163,338
         50,900    LENOX GROUP INCORPORATED+                                                                                307,945
         83,400    MICROTECK MEDICAL HOLDING INCORPORATED+                                                                  291,900
         62,700    NAVARRE CORPORATION+                                                                                     252,054
          9,500    OWENS & MINOR INCORPORATED                                                                               312,455
         54,600    POMEROY IT SOLUTIONS INCORPORATED+                                                                       446,629

                                                                                                                          7,170,787
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $347,355,332)                                                                                 346,342,448
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 3.73%
     13,387,149    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          13,387,149
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,387,149)                                                                          13,387,149
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $360,742,481)*                               100.10%                                                          $   359,729,597

OTHER ASSETS AND LIABILITIES, NET                   (0.10)                                                                 (354,339)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   359,375,258
                                                   ======                                                           ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,387,149.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $360,970,006 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                            $  30,461,685
         GROSS UNREALIZED DEPRECIATION                              (31,702,094)
                                                                  -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)               $  (1,240,409)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                              C&B LARGE    DISCIPLINED           EQUITY
                                                                              CAP VALUE         GROWTH           INCOME
                                                                              PORTFOLIO      PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................   $811,463,936   $183,029,851   $1,005,396,940
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...........................     28,465,850     21,086,970       65,520,950
   INVESTMENTS IN AFFILIATES ...........................................     35,977,814      4,075,123        5,438,592
                                                                           ------------   ------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................    875,907,600    208,191,944    1,076,356,482
                                                                           ------------   ------------   --------------
   FOREIGN CURRENCY, AT VALUE ..........................................              0              0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ....................              0              0                0
   RECEIVABLE FOR INVESTMENTS SOLD .....................................              0              0        4,461,148
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................      1,430,838        114,036        1,093,032
   RECEIVABLE FROM THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ........              0              0                0
                                                                           ------------   ------------   --------------
TOTAL ASSETS ...........................................................    877,338,438    208,305,980    1,081,910,662
                                                                           ------------   ------------   --------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .............              0              0                0
   FOREIGN TAXES PAYABLE ...............................................            390              0                0
   PAYABLE FOR INVESTMENTS PURCHASED ...................................      6,827,126              0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............        466,534        119,499          598,286
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............          2,852          2,514            3,820
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .......              0              0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..............................     28,465,850     21,086,970       65,520,950
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................         29,641         39,696           65,321
                                                                           ------------   ------------   --------------
TOTAL LIABILITIES ......................................................     35,792,393     21,248,679       66,188,377
                                                                           ------------   ------------   --------------
TOTAL NET ASSETS .......................................................   $841,546,045   $187,057,301   $1,015,722,285
                                                                           ============   ============   ==============
INVESTMENTS AT COST ....................................................   $808,935,333   $182,814,041   $  816,433,057
                                                                           ============   ============   ==============
FOREIGN CURRENCIES AT COST .............................................   $          0   $          0   $            0
                                                                           ============   ============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ....................................   $ 27,429,253   $ 20,701,241   $   64,022,002
                                                                           ============   ============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          EQUITY                     INTERNATIONAL   INTERNATIONAL
                                                                           VALUE            INDEX             CORE          GROWTH
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $ 476,062,922   $2,508,257,811   $  156,466,293   $ 290,669,250
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................      74,220,883      323,802,286        5,027,487      18,134,363
   INVESTMENTS IN AFFILIATES ...................................      15,686,954       39,022,891        3,715,976      10,954,794
                                                                   -------------   --------------   --------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............     565,970,759    2,871,082,988      165,209,756     319,758,407
                                                                   -------------   --------------   --------------   -------------
   FOREIGN CURRENCY, AT VALUE ..................................               0                0            3,933           3,374
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............               0                0                0               0
   RECEIVABLE FOR INVESTMENTS SOLD .............................       8,102,269          490,505        1,060,338       1,485,189
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................         549,430        2,823,486          924,749         626,423
   RECEIVABLE FROM THE TRUSTEES AND SHAREHOLDER
     SERVICING AGENT ...........................................               0              619              695               0
                                                                   -------------   --------------   --------------   -------------
TOTAL ASSETS ...................................................     574,622,458    2,874,397,598      167,199,471     321,873,393
                                                                   -------------   --------------   --------------   -------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....               0           19,950                0               0
   FOREIGN TAXES PAYABLE .......................................               0                0           11,974               0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................       9,532,155        2,182,714          360,831       2,291,031
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......         308,434          212,490          139,628         250,276
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....           2,394                0                0           1,627
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN
     CURRENCY CONTRACTS ........................................               0                0                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................      74,220,883      323,802,286        5,027,487      18,134,363
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................          43,207           86,542           20,609          33,277
                                                                   -------------   --------------   --------------   -------------
TOTAL LIABILITIES ..............................................      84,107,073      326,303,982        5,560,529      20,710,574
                                                                   -------------   --------------   --------------   -------------
TOTAL NET ASSETS ...............................................   $ 490,515,385   $2,548,093,616   $  161,638,942   $ 301,162,819
                                                                   =============   ==============   ==============   =============
INVESTMENTS AT COST ............................................   $ 516,183,954   $2,346,420,682   $  136,306,042   $ 273,900,558
                                                                   =============   ==============   ==============   =============
FOREIGN CURRENCIES AT COST .....................................   $           0   $            0   $            0   $         100
                                                                   =============   ==============   ==============   =============
SECURITIES ON LOAN, AT MARKET VALUE ............................   $  72,613,110   $  316,126,742   $    4,775,176   $  17,191,861
                                                                   =============   ==============   ==============   =============

                                                                    INTERNATIONAL  INTERNATIONAL       LARGE CAP    LARGE COMPANY
                                                                            INDEX          VALUE    APPRECIATION           GROWTH
                                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $  157,673,745   $285,132,891   $ 163,223,466   $3,063,683,187
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................        8,285,450     21,483,354       6,123,069      199,760,553
   INVESTMENTS IN AFFILIATES ...................................        2,140,872     16,276,253      12,632,777       29,968,431
                                                                   --------------   ------------   -------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............      168,100,067    322,892,498     181,979,312    3,293,412,171
                                                                   --------------   ------------   -------------   --------------
   FOREIGN CURRENCY, AT VALUE ..................................        1,617,551        854,565               0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............          531,776              0               0                0
   RECEIVABLE FOR INVESTMENTS SOLD .............................                0         26,925               0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          551,201      1,277,346         200,331          533,408
   RECEIVABLE FROM THE TRUSTEES AND SHAREHOLDER SERVICING
     AGENT .....................................................              697            697               0                0
                                                                   --------------   ------------   -------------   --------------
TOTAL ASSETS ...................................................      170,801,292    325,052,031     182,179,643    3,293,945,579
                                                                   --------------   ------------   -------------   --------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0              0               0                0
   FOREIGN TAXES PAYABLE .......................................                0              0             423                0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................          415,643         33,294       5,121,013                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          105,672        281,561         121,642        1,596,954
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....                0              0           2,714            4,085
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS .................................................            3,989              0               0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................        8,285,450     21,483,354       6,123,069      199,760,553
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................           30,524         46,172          70,433           98,936
                                                                   --------------   ------------   -------------   --------------
TOTAL LIABILITIES ..............................................        8,841,278     21,844,381      11,439,294      201,460,528
                                                                   --------------   ------------   -------------   --------------
TOTAL NET ASSETS ...............................................   $  161,960,014   $303,207,650   $ 170,740,349   $3,092,485,051
                                                                   ==============   ============   =============   ==============
INVESTMENTS AT COST ............................................   $  127,430,169   $277,357,205   $ 171,317,298   $2,705,832,351
                                                                   ==============   ============   =============   ==============
FOREIGN CURRENCIES AT COST .....................................   $    1,636,195   $    859,730   $           0   $            0
                                                                   ==============   ============   =============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ............................   $    7,861,591   $ 20,374,872   $   5,974,781   $  194,012,507
                                                                   ==============   ============   =============   ==============

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                          SMALL CAP  SMALL COMPANY  SMALL COMPANY        STRATEGIC
                                                                              INDEX         GROWTH          VALUE        SMALL CAP
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO  VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:

   IN SECURITIES, AT MARKET VALUE ..................................   $390,437,787  $ 892,725,199  $ 448,854,173  $   346,342,448
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................     83,609,721     47,738,217     80,315,354                0
   INVESTMENTS IN AFFILIATES .......................................      4,447,986     36,812,888      8,039,962       13,387,149
                                                                       ------------  -------------  -------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE(SEE COST BELOW)  .................    478,495,494    977,276,304    537,209,489      359,729,597
                                                                       ------------  -------------  -------------  ---------------
   RECEIVABLE FOR INVESTMENTS SOLD .................................      2,218,810      5,494,266        473,169        1,803,105
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................        397,565        395,308        470,701          491,780
   RECEIVABLE FROM THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ....              0              0              0              281
                                                                       ------------  -------------  -------------  ---------------
TOTAL ASSETS .......................................................    481,111,869    983,165,878    538,153,359      362,024,763
                                                                       ------------  -------------  -------------  ---------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........         29,700              0              0                0
   FOREIGN TAXES PAYABLE ...........................................              0              0              0                1
   PAYABLE FOR INVESTMENTS PURCHASED ...............................      1,305,322      7,137,591      1,048,716        2,401,903
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........         73,830        686,851        325,934          221,135
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........          3,465          3,757          1,169                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................     83,609,721     47,738,217     80,315,354                0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................         35,592         48,697         41,149           26,466
                                                                       ------------  -------------  -------------  ---------------
TOTAL LIABILITIES ..................................................     85,057,630     55,615,113     81,732,322        2,649,505
                                                                       ------------  -------------  -------------  ---------------
TOTAL NET ASSETS ...................................................   $396,054,239  $ 927,550,765  $ 456,421,037  $   359,375,258
                                                                       ============  =============  =============  ===============
INVESTMENTS AT COST ................................................   $386,473,814  $ 937,709,321  $ 507,281,362  $   360,742,481
                                                                       ============  =============  =============  ===============
SECURITIES ON LOAN, AT MARKET VALUE ................................   $ 80,745,891  $  46,414,414  $  77,454,262  $             0
                                                                       ============  =============  =============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                      STATEMENTS OF OPERATIONS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS    FOR THE YEAR ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                               C&B LARGE    DISCIPLINED           EQUITY
                                                                               CAP VALUE         GROWTH           INCOME
                                                                               PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ........................................................   $  17,894,638    $ 1,386,725    $  27,020,942
   INTEREST ............................................................             743              0            3,545
   INCOME FROM AFFILIATED SECURITIES ...................................       1,486,611        261,302          322,201
   SECURITIES LENDING INCOME, NET ......................................          66,321         12,059           93,944
                                                                           -------------    -----------    -------------
TOTAL INVESTMENT INCOME ................................................      19,448,313      1,660,086       27,440,632
                                                                           -------------    -----------    -------------

EXPENSES

   ADVISORY FEES .......................................................       5,845,455      1,385,026        7,773,744
   CUSTODY FEES ........................................................         159,890         36,934          216,188
   ACCOUNTING FEES .....................................................               0              0                0
   PROFESSIONAL FEES ...................................................          29,713         22,818           46,912
   REGISTRATION FEES ...................................................               0              0              364
   SHAREHOLDER REPORTS .................................................           9,919          2,635           13,250
   TRUSTEES' FEES ......................................................           8,618          8,618            8,599
   OTHER FEES AND EXPENSES .............................................          18,251          4,784           22,781
                                                                           -------------    -----------    -------------
TOTAL EXPENSES .........................................................       6,071,846      1,460,815        8,081,838
                                                                           -------------    -----------    -------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................        (802,679)       (17,632)        (528,657)
   NET EXPENSES ........................................................       5,269,167      1,443,183        7,553,181
                                                                           -------------    -----------    -------------
NET INVESTMENT INCOME (LOSS) ...........................................      14,179,146        216,903       19,887,451
                                                                           -------------    -----------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....      36,879,416      6,997,204      123,786,012
   AFFILIATED SECURITIES ...............................................               0              0                0
   FORWARD FOREIGN CURRENCY CONTRACTS ..................................               0              0                0
   FUTURES TRANSACTIONS ................................................               0              0                0
                                                                           -------------    -----------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................      36,879,416      6,997,204      123,786,012
                                                                           -------------    -----------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....      67,028,509     (4,599,455)     (31,413,024)
   FORWARD FOREIGN CURRENCY CONTRACTS ..................................               0              0                0
   FUTURES TRANSACTIONS ................................................               0              0                0
                                                                           -------------    -----------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....      67,028,509     (4,599,455)     (31,413,024)
                                                                           -------------    -----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................     103,907,925      2,397,749       92,372,988
                                                                           -------------    -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 118,087,071    $ 2,614,652    $ 112,260,439
                                                                           =============    ===========    =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............................   $     134,847    $         0    $      66,241

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE YEAR ENDED SEPTEMBER 30, 2006    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              EQUITY                  INTERNATIONAL   INTERNATIONAL
                                                                               VALUE          INDEX            CORE          GROWTH
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ......................................................  $  8,420,972   $ 43,411,944   $   4,651,484  $    4,625,580
   INTEREST ..........................................................        28,691        104,981               0           4,261
   INCOME FROM AFFILIATED SECURITIES .................................       473,760      2,074,798         118,167         257,121
   SECURITIES LENDING INCOME, NET ....................................        65,305        297,652          92,285         120,768
                                                                        ------------   ------------   -------------  --------------
TOTAL INVESTMENT INCOME ..............................................     8,988,728     45,889,375       4,861,936       5,007,730
                                                                        ------------   ------------   -------------  --------------
EXPENSES

   ADVISORY FEES .....................................................     3,434,546      1,988,902       1,527,509       2,560,792
   CUSTODY FEES ......................................................        91,588        463,890         160,790         269,557
   ACCOUNTING FEES ...................................................             0              0          21,256           8,625
   PROFESSIONAL FEES .................................................        33,174         55,471          32,947          29,795
   REGISTRATION FEES .................................................           116            720               0               0
   SHAREHOLDER REPORTS ...............................................         7,009         22,000           2,654           3,457
   TRUSTEES' FEES ....................................................         8,618          8,599           8,620           8,618
   OTHER FEES AND EXPENSES ...........................................        12,432         71,723           5,052           5,074
                                                                        ------------   ------------   -------------  --------------
TOTAL EXPENSES .......................................................     3,587,483      2,611,305       1,758,828       2,885,918
                                                                        ------------   ------------   -------------  --------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................       (39,050)       (33,118)        (99,059)       (233,697)
   NET EXPENSES ......................................................     3,548,433      2,578,187       1,659,769       2,652,221
                                                                        ------------   ------------   -------------  --------------
NET INVESTMENT INCOME (LOSS) .........................................     5,440,295     43,311,188       3,202,167       2,355,509
                                                                        ------------   ------------   -------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    27,936,911     73,437,032      12,330,457      27,546,438
   AFFILIATED SECURITIES .............................................             0      1,005,285               0               0
   FORWARD FOREIGN CURRENCY CONTRACTS ................................             0              0               0               0
   FUTURES TRANSACTIONS ..............................................             0     (1,136,183)              0               0
                                                                        ------------   ------------   -------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................    27,936,911     73,306,134      12,330,457      27,546,438
                                                                        ------------   ------------   -------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    14,109,152    122,083,617       7,213,249      19,718,839
   FORWARD FOREIGN CURRENCY CONTRACTS ................................             0              0           4,166           4,250
   FUTURES TRANSACTIONS ..............................................             0        179,850               0               0
                                                                        ------------   ------------   -------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..    14,109,152    122,263,467       7,217,415      19,723,089
                                                                        ------------   ------------   -------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    42,046,063    195,569,601      19,547,872      47,269,527
                                                                        ------------   ------------   -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......  $ 47,486,358   $238,880,789   $  22,750,039  $   49,625,036
                                                                        ============   ============   =============  ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................  $     14,179   $          0   $     394,761  $      545,584

                                                                       INTERNATIONAL   INTERNATIONAL      LARGE CAP   LARGE COMPANY
                                                                               INDEX           VALUE   APPRECIATION          GROWTH
                                                                           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ...................................................... $   4,586,050   $   5,678,854   $  1,656,607   $  22,977,237
   INTEREST ..........................................................         7,944          45,502            450             286
   INCOME FROM AFFILIATED SECURITIES .................................       104,418         267,216        267,085       1,396,516
   SECURITIES LENDING INCOME, NET ....................................        92,080          89,127          7,237         506,516
                                                                       -------------   -------------   ------------   -------------
TOTAL INVESTMENT INCOME ..............................................     4,790,492       6,080,699      1,931,379      24,880,555
                                                                       -------------   -------------   ------------   -------------

EXPENSES

   ADVISORY FEES .....................................................       564,476       1,680,103        981,145      22,114,391
   CUSTODY FEES ......................................................       161,279         176,853         28,033         659,890
   ACCOUNTING FEES ...................................................        19,038          27,424              0               0
   PROFESSIONAL FEES .................................................        29,815          21,534         20,612          66,468
   REGISTRATION FEES .................................................             0               0              0           1,264
   SHAREHOLDER REPORTS ...............................................         2,658           2,783          6,287          37,529
   TRUSTEES' FEES ....................................................         8,618           8,618          8,618           8,599
   OTHER FEES AND EXPENSES ...........................................         4,571          12,888          5,283          72,869
                                                                       -------------   -------------   ------------   -------------
TOTAL EXPENSES .......................................................       790,455       1,930,203      1,049,978      22,961,010
                                                                       -------------   -------------   ------------   -------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................      (192,804)         (2,282)       (37,224)     (2,764,187)
   NET EXPENSES ......................................................       597,651       1,927,921      1,012,754      20,196,823
                                                                       -------------   -------------   ------------   -------------
NET INVESTMENT INCOME (LOSS) .........................................     4,192,841       4,152,778        918,625       4,683,732
                                                                       -------------   -------------   ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     8,357,935      20,144,518     15,327,327      69,056,359
   AFFILIATED SECURITIES .............................................             0               0              0               0
   FORWARD FOREIGN CURRENCY CONTRACTS ................................        91,083               0              0               0
   FUTURES TRANSACTIONS ..............................................       566,239               0              0               0
                                                                       -------------   -------------   ------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................     9,015,257      20,144,518     15,327,327      69,056,359
                                                                       -------------   -------------   ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    16,394,249       7,633,635    (10,204,382)    (13,237,773)
   FORWARD FOREIGN CURRENCY CONTRACTS ................................        33,396            (109)             0               0
   FUTURES TRANSACTIONS ..............................................      (121,669)              0              0               0
                                                                       -------------   -------------   ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..    16,305,976       7,633,526    (10,204,382)    (13,237,773)
                                                                       -------------   -------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    25,321,233      27,778,044      5,122,945      55,818,586
                                                                       -------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...... $  29,514,074   $  31,930,822   $  6,041,570   $  60,502,318
                                                                       =============   =============   ============   =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................... $     348,896   $     446,799   $          0   $     390,160

                                                      STATEMENTS OF OPERATIONS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS    FOR THE YEAR ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                                                          STRATEGIC
                                                                            SMALL CAP  SMALL COMPANY  SMALL COMPANY       SMALL CAP
                                                                                INDEX         GROWTH          VALUE           VALUE
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO(2)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ......................................................  $   3,963,992  $   3,824,498  $   7,088,275   $   1,910,210
   INTEREST ..........................................................         14,134            395        152,949         212,496
   INCOME FROM AFFILIATED SECURITIES .................................        315,069      1,100,332        725,984         617,077
   SECURITIES LENDING INCOME, NET ....................................        218,493        370,013        237,630               0
                                                                        -------------  -------------  -------------   -------------
TOTAL INVESTMENT INCOME ..............................................      4,511,688      5,295,238      8,204,838       2,739,783
                                                                        -------------  -------------  -------------   -------------
EXPENSES
   ADVISORY FEES .....................................................        761,207      8,162,884      5,130,291       1,650,623
   CUSTODY FEES ......................................................         76,121        186,231        115,015          36,680
   ACCOUNTING FEES ...................................................              0              0              0           6,739
   PROFESSIONAL FEES .................................................         28,629         34,535         28,616          17,975
   REGISTRATION FEES .................................................          2,652            298            168              42
   SHAREHOLDER REPORTS ...............................................          9,735         12,832         11,067           2,006
   TRUSTEES' FEES ....................................................          8,618          8,599          8,599           4,929
   OTHER FEES AND EXPENSES ...........................................          9,769         22,732         14,372           6,022
                                                                        -------------  -------------  -------------   -------------
TOTAL EXPENSES .......................................................        896,731      8,428,111      5,308,128       1,725,016
                                                                        -------------  -------------  -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................        (26,066)       (46,672)      (785,377)       (349,498)
   NET EXPENSES ......................................................        870,665      8,381,439      4,522,751       1,375,518
                                                                        -------------  -------------  -------------   -------------
NET INVESTMENT INCOME (LOSS) .........................................      3,641,023     (3,086,201)     3,682,087       1,364,265
                                                                        -------------  -------------  -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     28,949,365    122,082,548     89,362,303       3,250,792
   FUTURES TRANSACTIONS ..............................................       (113,385)             0              0               0
                                                                        -------------  -------------  -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................     28,835,980    122,082,548     89,362,303       3,250,792
                                                                        -------------  -------------  -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     (6,795,876)   (55,941,786)   (44,240,821)     (1,012,915)
   FUTURES TRANSACTIONS ..............................................         20,225              0              0               0
                                                                        -------------  -------------  -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS ....................................................     (6,775,651)   (55,941,786)   (44,240,821)     (1,012,915)
                                                                        -------------  -------------  -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............     22,060,329     66,140,762     45,121,482       2,237,877
                                                                        -------------  -------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......  $  25,701,352  $  63,054,561  $  48,803,569   $   3,602,142
                                                                        =============  =============  =============   =============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $       1,501  $       4,390  $           0   $      11,852
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            C&B LARGE CAP VALUE
                                                                                               PORTFOLIO(1)
                                                                                 ----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED          PERIOD ENDED
                                                                                 SEPTEMBER 30, 2006    SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................       $ 774,696,069         $           0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          14,179,146             4,743,929
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          36,879,416            11,559,905
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........          67,028,509               (56,242)
                                                                                      -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         118,087,071            16,247,592
                                                                                      -------------         -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................          56,382,255           781,393,050
   WITHDRAWALS ................................................................        (107,619,350)          (22,944,573)
                                                                                      -------------         -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..         (51,237,095)          758,448,477
                                                                                      -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................          66,849,976           774,696,069
                                                                                      =============         =============
ENDING NET ASSETS .............................................................       $ 841,546,045         $ 774,696,069
                                                                                      =============         =============

                                                                                            DISCIPLINED GROWTH
                                                                                               PORTFOLIO
                                                                                 ----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................       $ 184,902,166         $ 178,341,304

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................             216,903               813,047
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................           6,997,204             3,565,680
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................................          (4,599,455)           16,219,053
                                                                                      -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............           2,614,652            20,597,780
                                                                                      -------------         -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................          10,644,735             7,178,229
   WITHDRAWALS ................................................................         (11,104,252)          (21,215,147)
                                                                                      -------------         -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ............................................            (459,517)          (14,036,918)
                                                                                      -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................           2,155,135             6,560,862
                                                                                      =============         =============
ENDING NET ASSETS .............................................................       $ 187,057,301         $ 184,902,166
                                                                                      =============         =============

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                          EQUITY INCOME PORTFOLIO
                                                                                 ----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     $ 1,273,196,285       $ 1,739,060,014

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          19,887,451            29,718,544
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         123,786,012           263,090,149
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........         (31,413,024)         (101,890,052)
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         112,260,439           190,918,641
                                                                                    ---------------       ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................          34,802,222            22,472,150
   WITHDRAWALS ................................................................        (404,536,661)         (679,254,520)
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..        (369,734,439)         (656,782,370)
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................        (257,474,000)         (465,863,729)
                                                                                    ===============       ===============
ENDING NET ASSETS .............................................................     $ 1,015,722,285       $ 1,273,196,285
                                                                                    ===============       ===============

                                                                                          EQUITY VALUE PORTFOLIO
                                                                                 ----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     $   438,219,988       $   225,993,634

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................           5,440,295             4,211,622
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          27,936,911            36,519,620
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........          14,109,152            24,408,508
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          47,486,358            65,139,750
                                                                                    ---------------       ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................          63,991,943           240,172,585
   WITHDRAWALS ................................................................         (59,182,904)          (93,085,981)
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..           4,809,039           147,086,604
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................          52,295,397           212,226,354
                                                                                    ===============       ===============
ENDING NET ASSETS .............................................................     $   490,515,385       $   438,219,988
                                                                                    ===============       ===============

                                                                                              INDEX PORTFOLIO
                                                                                 ----------------------------------------
                                                                                            FOR THE               FOR THE
                                                                                         YEAR ENDED            YEAR ENDED
                                                                                 SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................      $ 2,151,037,408       $ 1,846,126,209

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................           43,311,188            41,951,828
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................           73,306,134            84,611,766
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ..........................................................          122,263,467           139,639,605
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................................          238,880,789           266,203,199
                                                                                    ---------------       ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .............................................................          501,457,635           321,376,976
   WITHDRAWALS ...............................................................         (343,282,216)         (282,668,976)
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ...........................................          158,175,419            38,708,000
                                                                                    ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................          397,056,208           304,911,199
                                                                                    ===============       ===============
ENDING NET ASSETS ............................................................      $ 2,548,093,616       $ 2,151,037,408
                                                                                    ===============       ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  INTERNATIONAL CORE PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  160,473,368      $   461,906,264

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            3,202,167            2,503,163
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           12,330,457           64,013,738
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................            7,217,415          (35,614,283)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           22,750,039           30,902,618
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................            9,573,177           15,224,525
   WITHDRAWALS ..........................................................................          (31,157,642)        (347,560,039)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............          (21,584,465)        (332,335,514)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................            1,165,574         (301,432,896)
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  161,638,942      $   160,473,368
                                                                                                ==============      ===============

                                                                                                INTERNATIONAL GROWTH PORTFOLIO(2)
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED         PERIOD ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  251,828,302      $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            2,355,509            1,687,794
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           27,546,438            8,235,022
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           19,723,089           26,128,962
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           49,625,036           36,051,778
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................           44,376,075          248,728,667
   WITHDRAWALS ..........................................................................          (44,666,594)         (32,952,143)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............             (290,519)         215,776,524
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           49,334,517          251,828,302
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  301,162,819      $   251,828,302
                                                                                                ==============      ===============

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL INDEX PORTFOLIO(2)
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED         PERIOD ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  161,372,219      $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            4,192,841            3,791,332
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................            9,015,257            3,715,456
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           16,305,976           24,359,661
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           29,514,074           31,866,449
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................            7,996,182          159,805,164
   WITHDRAWALS ..........................................................................          (36,922,461)         (30,299,394)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............          (28,926,279)         129,505,770
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................              587,795          161,372,219
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  161,960,014      $   161,372,219
                                                                                                ==============      ===============

                                                                                                 INTERNATIONAL VALUE PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  162,175,581      $   155,296,981

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            4,152,778            3,531,358
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           20,144,518           14,568,321
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................            7,633,526           19,114,976
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           31,930,822           37,214,655
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................          146,254,390            7,530,070
   WITHDRAWALS ..........................................................................          (37,153,143)         (37,866,125)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............          109,101,247          (30,336,055)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          141,032,069            6,878,600
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  303,207,650      $   162,175,581
                                                                                                ==============      ===============

                                                                                                LARGE CAP APPRECIATION PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  132,789,757      $   114,158,777

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................              918,625            1,029,238
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           15,327,327            9,657,362
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          (10,204,382)          11,730,871
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            6,041,570           22,417,471
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................           46,259,962           13,469,241
   WITHDRAWALS ..........................................................................          (14,350,940)         (17,255,732)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............           31,909,022           (3,786,491)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           37,950,592           18,630,980
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  170,740,349      $   132,789,757
                                                                                                ==============      ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 LARGE COMPANY GROWTH PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $3,563,533,543      $ 3,403,979,864

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            4,683,732           24,671,536
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           69,056,359          176,488,735
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          (13,237,773)         200,597,199
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           60,502,318          401,757,470
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................          146,833,445          497,083,297
   WITHDRAWALS ..........................................................................         (678,384,255)        (739,287,088)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............         (531,550,810)        (242,203,791)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         (471,048,492)         159,553,679
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $3,092,485,051      $ 3,563,533,543
                                                                                                ==============      ===============

                                                                                                   SMALL CAP INDEX PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  359,172,109      $   311,448,570

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            3,641,023            3,380,122
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           28,835,980           14,081,612
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           (6,775,651)          46,194,745
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           25,701,352           63,656,479
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................           56,571,421           28,963,364
   WITHDRAWALS ..........................................................................          (45,390,643)         (44,896,304)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............           11,180,778          (15,932,940)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           36,882,130           47,723,539
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  396,054,239      $   359,172,109
                                                                                                ==============      ===============

(3)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                 SMALL COMPANY GROWTH PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  889,007,735      $   798,352,072

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           (3,086,201)          (3,794,922)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................          122,082,548           96,209,873
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          (55,941,786)          34,372,379
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           63,054,561          126,787,330
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................          111,424,354           84,733,044
   WITHDRAWALS ..........................................................................         (135,935,885)        (120,864,711)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............          (24,511,531)         (36,131,667)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           38,543,030           90,655,663
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  927,550,765      $   889,007,735
                                                                                                ==============      ===============

                                                                                                 SMALL COMPANY VALUE PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $  620,229,304      $   445,746,360

OPERATIONS:

   NET INVESTMENT INCOME (LOSS) .........................................................            3,682,087            3,246,193
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           89,362,303           90,994,124
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          (44,240,821)          18,729,897
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           48,803,569          112,970,214
                                                                                                --------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................          193,013,661          137,873,623
   WITHDRAWALS ..........................................................................         (405,625,497)         (76,360,893)
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............         (212,611,836)          61,512,730
                                                                                                --------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         (163,808,267)         174,482,944
                                                                                                ==============      ===============
ENDING NET ASSETS .......................................................................       $  456,421,037      $   620,229,304
                                                                                                ==============      ===============

                                                                                            STRATEGIC SMALL CAP
                                                                                             VALUE PORTFOLIO(3)
                                                                                            -------------------
                                                                                                        FOR THE
                                                                                                   PERIOD ENDED
                                                                                             SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................       $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................             1,364,265
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................             3,250,792
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................            (1,012,915)
                                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................             3,602,142
                                                                                                ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................................           380,740,890
   WITHDRAWALS ..........................................................................           (24,967,774)
                                                                                                ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ............           355,773,116
                                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           359,375,258
                                                                                                ===============
ENDING NET ASSETS .......................................................................       $   359,375,258
                                                                                                ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ------------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             1.77%      0.76%     (0.10)%      0.66%      15.30%         29%
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 .............             0.98%      0.77%     (0.06)%      0.71%       1.51%         19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.12%      0.79%     (0.01)%      0.78%       1.41%         90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             0.44%      0.79%     (0.01)%      0.78%      11.76%         45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             0.28%      0.80%     (0.26)%      0.54%       9.88%         87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             0.28%      0.88%     (0.15)%      0.73%      25.65%        117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             0.27%      0.91%     (0.18)%      0.73%     (12.57)%       156%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             1.84%      0.75%     (0.05)%      0.70%      11.21%          7%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             2.04%      0.73%     (0.13)%      0.60%      13.30%         20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             1.86%      0.77%     (0.21)%      0.56%      17.04%         11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             2.01%      0.78%     (0.11)%      0.67%      20.66%          9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             1.61%      0.78%     (0.10)%      0.68%     (19.49)%        12%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             1.18%      0.78%     (0.01)%      0.77%      10.73%        107%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             1.22%      0.78%     (0.02)%      0.76%      21.61%        145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             1.25%      0.80%     (0.18)%      0.62%      17.82%        122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ..............             0.64%      0.86%     (0.32)%      0.54%      (1.80)%         3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             1.86%      0.11%       0.00%      0.11%      10.70%          9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             2.08%      0.12%     (0.08)%      0.04%      12.23%          8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             1.71%      0.17%     (0.14)%      0.03%      13.87%          2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             1.70%      0.18%     (0.05)%      0.13%      24.42%          3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             1.40%      0.18%     (0.05)%      0.13%     (20.52)%         4%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             1.99%      1.09%     (0.06)%      1.03%      14.58%         39%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             1.51%      1.09%     (0.01)%      1.08%      18.69%        108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             0.86%      1.11%     (0.15)%      0.96%      13.84%         33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             0.81%      1.12%     (0.03)%      1.09%      18.39%         75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             0.54%      1.26%     (0.02)%      1.24%     (19.04)%        38%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.87%      1.07%     (0.09)%      0.98%      19.95%         62%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ..............             1.02%      1.08%     (0.02)%      1.06%      22.30%         67%

INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             2.59%      0.49%     (0.12)%      0.37%      19.44%          7%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ..............             2.41%      0.49%     (0.03)%      0.46%      21.90%         21%

INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             2.34%      1.09%      0.00%       1.09%      19.32%         31%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             2.21%      1.11%     (0.01)%      1.10%      25.92%         14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 .............             2.61%      1.02%     (0.18)%      0.84%      20.00%         24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.65%      0.75%     (0.03)%      0.72%       3.34%        155%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             0.83%      0.74%      0.00%       0.74%      20.02%        133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             0.50%      0.76%     (0.14)%      0.62%      10.56%        149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             0.29%      0.81%     (0.09)%      0.72%      18.50%        153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             0.37%      0.88%     (0.16)%      0.72%     (20.04)%       123%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.14%      0.70%     (0.09)%      0.61%       1.41%          6%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             0.69%      0.69%     (0.01)%      0.68%      11.03%         18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            (0.09)%     0.76%     (0.08)%      0.68%       2.96%         14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................            (0.24)%     0.78%     (0.02)%      0.76%      27.90%         13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................            (0.34)%     0.78%      0.00%       0.78%     (22.32)%        18%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           -----------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.95%      0.24%     (0.01)%      0.23%       6.89%         20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             1.00%      0.23%     (0.05)%      0.18%      21.03%         14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             0.93%      0.28%     (0.19)%      0.09%      23.97%         17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             0.74%      0.31%     (0.02)%      0.29%      27.79%         11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             0.57%      0.33%     (0.01)%      0.32%      (2.60)%        17%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................            (0.33)%     0.91%     (0.01)%      0.90%       7.02%        125%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            (0.45)%     0.91%      0.00%       0.91%      16.51%        142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            (0.63)%     0.93%     (0.07)%      0.86%      12.70%        145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................            (0.35)%     0.94%     (0.02)%      0.92%      37.90%        163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................            (0.40)%     0.94%      0.00%       0.94%     (19.95)%       169%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .................             0.64%      0.92%     (0.13)%      0.79%       6.70%        114%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................             0.61%      0.92%     (0.10)%      0.82%      24.77%         70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             0.54%      0.93%     (0.13)%      0.80%      23.72%         64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             0.70%      0.95%     (0.16)%      0.79%      38.33%         80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             0.68%      0.98%     (0.19)%      0.79%      (2.16)%        98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

JANUARY 31, 2006(3) TO SEPTEMBER 30, 2006 .............             0.75%      0.94%     (0.19)%      0.75%       0.60%         37%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 22 separate investment portfolios. These financial statements are for 15 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of September 30, 2006, outstanding forward contracts were as follows:

                                    Currency                                            Currency     Net Unrealized
                                  Amount to be                                        Amount to be    Appreciation/
Portfolio                           Received     Type of Currency   Settlement Date    Delivered     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO         265,000      British Pound      12/28/2006        $498,420        $(1,779)

                                      550,000          Euro           12/28/2006         701,514           (668)

                                   94,000,000      Japanese Yen       12/28/2006         807,456         (1,542)
-------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2006, the following Funds held futures contracts:

                                                                                                    Net Unrealized
                                                                                                     Appreciation
Portfolio                         Contracts        Type         Expiration Date   Notional Amount   (Depreciation)
------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                    42 Long        S&P 500        December 2006      $13,886,000        $240,700
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO      29 Long    DJ Eurostoxx 50    December 2006        1,403,309          34,899
                                   10 Long     FTSE 100 Index    December 2006        1,111,883           8,996
                                    8 Long         TOPIX         December 2006        1,114,674         (20,362)
------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO          14 Long      Russell 2000     December 2006        5,134,250          (9,550)
------------------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2006, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                            Advisory Fees                                                   Subadvisory Fees
                        Average Daily       (% of Average                               Average Daily        (% of Average
Portfolio                Net Assets       Daily Net Assets)        Subadviser             Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP        First $500 million         0.750           Cooke & Bieler LP     First $250 million         0.450
VALUE PORTFOLIO       Next $500 million         0.700                                  Next $250 million         0.400
                        Next $2 billion         0.650                                  Next $250 million         0.350
                        Next $2 billion         0.625                                  Over $750 million         0.300
                        Over $5 billion         0.600
----------------------------------------------------------------------------------------------------------------------------
DISCIPLINED          First $500 million         0.750              Smith Asset        First $200 million         0.300
GROWTH PORTFOLIO      Next $500 million         0.700              Management          Next $300 million         0.200
                        Next $2 billion         0.650               Group LP           Over $500 million         0.150
                        Next $2 billion         0.625
                        Over $5 billion         0.600
----------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME        First $500 million         0.750             Wells Capital       First $100 million         0.350
PORTFOLIO*            Next $500 million         0.700              Management          Next $100 million         0.300
                        Next $2 billion         0.650             Incorporated         Next $300 million         0.200
                        Next $2 billion         0.625                                  Over $500 million         0.150
                        Over $5 billion         0.600
----------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE         First $500 million         0.750         Systematic Financial    First $150 million         0.300
PORTFOLIO             Next $500 million         0.700             Management LP        Next $200 million         0.200
                        Next $2 billion         0.650                                  Next $400 million         0.150
                        Next $2 billion         0.625                                  Next $250 million         0.130
                        Over $5 billion         0.600                                    Over $1 billion         0.100
----------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO*     First $500 million         0.100             Wells Capital       First $100 million         0.050
                      Next $500 million         0.100              Management          Next $100 million         0.030
                        Next $2 billion         0.075             Incorporated         Over $200 million         0.020
                        Next $2 billion         0.075
                        Over $5 billion         0.050
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        First $500 million         0.950               New Star           First $50 million         0.350
CORE PORTFOLIO        Next $500 million         0.900             Institutional        Next $500 million         0.290
                        Next $2 billion         0.850               Managers           Over $550 million         0.200
                        Next $2 billion         0.825                Limited
                        Over $5 billion         0.800
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        First $500 million         0.950          Artisan Partners LP    First $250 million         0.700
GROWTH PORTFOLIO*     Next $500 million         0.900                                  Over $250 million         0.500
                        Next $2 billion         0.850
                        Next $2 billion         0.825
                        Over $5 billion         0.800
----------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                            Advisory Fees                                                   Subadvisory Fees
                        Average Daily       (% of Average                               Average Daily        (% of Average
Portfolio                Net Assets       Daily Net Assets)        Subadviser             Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        First $500 million         0.350               SSgA Funds        First $100 million         0.080
INDEX PORTFOLIO       Next $500 million         0.350               Management         Over $100 million         0.060
                        Next $2 billion         0.325
                        Next $2 billion         0.325
                        Over $5 billion         0.300
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        First $500 million         0.950               LSV Asset         First $150 million         0.350
VALUE PORTFOLIO       Next $500 million         0.900               Management         Next $350 million         0.400
                        Next $2 billion         0.850                                  Next $250 million         0.350
                        Next $2 billion         0.825                                  Next $250 million         0.325
                        Over $5 billion         0.800                                    Over $1 billion         0.300
----------------------------------------------------------------------------------------------------------------------------
LARGE CAP            First $500 million         0.700            Cadence Capital      First $250 million         0.300
APPRECIATION          Next $500 million         0.700             Management LLC       Next $250 million         0.200
PORTFOLIO               Next $2 billion         0.650                                  Next $500 million         0.150
                        Next $2 billion         0.625                                    Over $1 billion         0.100
                        Over $5 billion         0.600
----------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY        First $500 million         0.750           Peregrine Capital      First $25 million         0.750
GROWTH PORTFOLIO      Next $500 million         0.700               Management          Next $25 million         0.600
                        Next $2 billion         0.650              Incorporated        Next $225 million         0.500
                        Next $2 billion         0.625                                  Over $275 million         0.300
                        Over $5 billion         0.600
----------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX      First $500 million         0.200             Wells Capital       First $100 million         0.050
PORTFOLIO*            Next $500 million         0.200               Management         Next $100 million         0.030
                        Next $2 billion         0.175              Incorporated        Over $200 million         0.020
                        Next $2 billion         0.175
                        Over $5 billion         0.150
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY        First $500 million         0.900           Peregrine Capital      First $50 million         0.900
GROWTH PORTFOLIO      Next $500 million         0.850               Management         Next $130 million         0.750
                        Next $2 billion         0.800              Incorporated        Next $160 million         0.650
                        Next $2 billion         0.775                                  Next $345 million         0.500
                        Over $5 billion         0.750                                   Next $50 million         0.520
                                                                                       Over $735 million         0.550
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY        First $500 million         0.900           Peregrine Capital     First $175 million         0.500
VALUE PORTFOLIO       Next $500 million         0.850               Management         Over $175 million         0.750
                        Next $2 billion         0.800              Incorporated
                        Next $2 billion         0.775
                        Over $5 billion         0.750
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP  First $500 million         0.900             Wells Capital       First $200 million         0.450
VALUE PORTFOLIO       Next $500 million         0.850               Management         Over $200 million         0.400
                        Next $2 billion         0.800              Incorporated
                        Next $2 billion         0.775
                        Over $5 billion         0.750

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006, the Subadviser(s) were entitled to be paid a monthly fee at the following rates:

                                                                                  Subadvisory
                                                            Average Daily      Fees (% of Average
Portfolio                               Subadviser            Net Assets        Daily Net Assets)
-------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                 Wells Capital     First $200 million          0.250
                                         Management        Next $200 million          0.200
                                        Incorporated       Over $400 million          0.150
-------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                         Wells Capital     First $200 million          0.020
                                         Management        Over $200 million          0.010
                                        Incorporated
-------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO      Artisan Partners LP    All asset levels           0.700
-------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO               Wells Capital     First $200 million          0.020
                                         Management        Over $200 million          0.010
                                        Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Portfolio                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                       0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the year ended September 30, 2006, the following Funds paid brokerage commissions to an affiliated broker-dealer:

Portfolio                                                      Broker Commission
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                      $ 8,124
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended September 30, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2006, were as follows:

Portfolio                                Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO            $     224,552,486   $     243,629,183
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                   163,909,060         162,243,385
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         74,593,644         430,398,225
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                         484,739,627         483,582,415
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                405,023,398         199,100,330
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                    60,966,592          79,169,139
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                 165,916,218         170,154,761
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                   10,534,080          35,674,959
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                  154,535,444          54,178,997
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO               242,943,401         213,681,757
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                 204,774,988         739,033,024
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                       88,810,029          72,940,753
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO               1,141,278,060       1,191,409,317
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                  631,656,171         835,767,711
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO            446,404,866         102,308,414
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

INDEPENDENT AUDITORS' REPORT             WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Strategic Small Cap Value Portfolio, fifteen of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of September 30, 2006, and the related statements of operations for the year or period then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2006, the results of their operations for the year then ended, and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                                /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2006

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE **      PAST FIVE YEARS                            OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987       Chair of Finance, Wake Forest              None
64                                                 University, since 2006. Benson-Pruitt
                                                   Professorship, Wake Forest University,
                                                   Calloway School of Business and
                                                   Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998       Chairman, CEO, and Co-Founder of          None
64                       (Chairman, since 2001)    Crystal Geyser Water Company, and
                                                   President of Crystal Geyser Roxane
                                                   Water Company.
-----------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987       Retired. Prior thereto, President of       None
73                                                 Richard M. Leach Associates (a
                                                   financial consulting firm).
-----------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006       Professor of Insurance and Risk            None
53                                                 Management, Wharton School, University
                                                   of Pennsylvania. Director of the
                                                   Boettner Center on Pensions and
                                                   Retirement. Research Associate and
                                                   Board Member, Penn Aging Research
                                                   Center. Research Associate, National
                                                   Bureau of Economic Research.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**       PAST FIVE YEARS                            OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996       Senior Counselor to the public             None
54                                                 relations firm of Himle-Horner, and
                                                   Senior Fellow at the Humphrey
                                                   Institute, Minneapolis, Minnesota (a
                                                   public policy organization).
-----------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996       Principal of the law firm of Willeke &     None
66                                                 Daniels.
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**       PAST FIVE YEARS                            OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987       Private Investor/Real Estate Developer.    None
62                                                 Prior thereto, Chairman of White Point
                                                   Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE         PAST FIVE YEARS                            OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003     Executive Vice President of Wells Fargo    None
47                                                 Bank, N.A. and President of Wells Fargo
                                                   Funds Management, LLC. Senior Vice
                                                   President and Chief Administrative
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000     Vice President and Managing Senior         None
46                                                 Counsel of Wells Fargo Bank, N.A. and
                                                   Senior Vice President and Secretary of
                                                   Wells Fargo Funds Management, LLC. Vice
                                                   President and Senior Counsel of Wells
                                                   Fargo Bank, N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006     Vice President of Wells Fargo Bank,        None
33                                                 N.A. and Vice President of Financial
                                                   Operations for Wells Fargo Funds
                                                   Management, LLC. Vice President and
                                                   Group Finance Officer of Wells Fargo
                                                   Bank, N.A. Auto Finance Group from 2004
                                                   to 2006. Vice President of Portfolio
                                                   Risk Management for Wells Fargo Bank,
                                                   N.A. Auto Finance Group in 2004. Vice
                                                   President of Portfolio Research and
                                                   Analysis for Wells Fargo Bank, N.A.
                                                   Auto Finance Group from 2001 to 2004.
                                                   Director of Small Business Services
                                                   Risk Management for American Express
                                                   Travel Related Services from 2000 to
                                                   2001.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFROMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE         PAST FIVE YEARS                            OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance          Chief Compliance Officer of Wells Fargo    None
44                       Officer, since 2004       Funds Management, LLC since 2004 and
                                                   Compliance Officer of Wells Fargo Funds
                                                   Management, LLC from 1999 to 2002.
                                                   Compliance Manager of Wells Fargo
                                                   Investments from 1997 to 1999. In 2002,
                                                   Ms. Peters left Wells Fargo Funds
                                                   Management, LLC to pursue personal
                                                   goals.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                 WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance Incorporated
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
REITS       -- Real Estate Investment Trusts
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO       THIS    REPORT   AND   THE    FINANCIAL
ADVANTAGE FUNDS(SM) is available free STATEMENTS CONTAINED HEREIN ARE upon request. To obtain literature, SUBMITTED FOR THE GENERAL INFORMATION please write, e-mail, visit the Funds' OF THE SHAREHOLDERS OF WELLS FARGO
Web site, or call:                       ADVANTAGE FUNDS. IF THIS REPORT IS USED
                                         FOR PROMOTIONAL PURPOSES,  DISTRIBUTION
WELLS FARGO ADVANTAGE FUNDS              OF THE REPORT  MUST BE  ACCOMPANIED  OR
P.O. Box 8266                            PRECEDED BY A CURRENT PROSPECTUS. FOR A
Boston, MA 02266-8266                    PROSPECTUS   CONTAINING  MORE  COMPLETE
                                         INFORMATION,   INCLUDING   CHARGES  AND
E-mail: wfaf@wellsfargo.com              EXPENSES,  CALL 1-800-222-8222 OR VISIT
Web site:                                THE      FUNDS'     WEB     SITE     AT
www.wellsfargo.com/advantagefunds        WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.
Individual Investors:                    PLEASE    CONSIDER    THE    INVESTMENT
1- 800-222-8222                          OBJECTIVES,    RISKS,    CHARGES,   AND
Retail Investment Professionals:         EXPENSES  OF THE  INVESTMENT  CAREFULLY
1- 888-877-9275                          BEFORE   INVESTING.   THIS  AND   OTHER
Institutional Investment Professionals:  INFORMATION ABOUT WELLS FARGO ADVANTAGE
1- 866-765-0778                          FUNDS  CAN  BE  FOUND  IN  THE  CURRENT
                                         PROSPECTUS.    READ   THE    PROSPECTUS
                                         CAREFULLY  BEFORE  YOU  INVEST  OR SEND
                                         MONEY.

                                         Wells  Fargo Funds  Management,  LLC, a
                                         wholly owned  subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and  administrative  services for WELLS
                                         FARGO ADVANTAGE FUNDS. Other affiliates
                                         of  Wells   Fargo  &  Company   provide
                                         subadvisory  and other services for the
                                         Funds.  The  Funds are  distributed  by
                                         WELLS  FARGO  FUNDS  DISTRIBUTOR,  LLC,
                                         Member NASD/SIPC, an affiliate of Wells
                                         Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds          100554 11-06
Funds Management, LLC.                                         AEGLD/AR111 09-06
All rights reserved.

TABLE OF CONTENTS

                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
   Index Portfolio .......................................................    17

Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................    34
   Statement of Operations ...............................................    35
   Statements of Changes in Net Assets ...................................    36
   Financial Highlights ..................................................    37

Notes to Financial Statements ............................................    38
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................    41
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    42
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    45
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 99.38%

AMUSEMENT & RECREATION SERVICES - 0.22%
         39,117   HARRAH'S ENTERTAINMENT INCORPORATED                                                               $     2,598,542
         71,450   INTERNATIONAL GAME TECHNOLOGY                                                                           2,965,175

                                                                                                                          5,563,717
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.41%
        113,368   GAP INCORPORATED                                                                                        2,148,324
         68,922   KOHL'S CORPORATION+                                                                                     4,474,416
         71,504   LIMITED BRANDS                                                                                          1,894,141
         48,080   NORDSTROM INCORPORATED                                                                                  2,033,784

                                                                                                                         10,550,665
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
         23,751   JONES APPAREL GROUP INCORPORATED                                                                          770,482
         21,719   LIZ CLAIBORNE INCORPORATED                                                                                858,118
         18,680   VF CORPORATION                                                                                          1,362,706

                                                                                                                          2,991,306
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
         32,282   AUTONATION INCORPORATED<<+                                                                                674,694
         11,104   AUTOZONE INCORPORATED<<+                                                                                1,147,043

                                                                                                                          1,821,737
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
         13,047   RYDER SYSTEM INCORPORATED                                                                                 674,269
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.24%
         24,951   CENTEX CORPORATION<<                                                                                    1,312,922
         57,346   D.R. HORTON INCORPORATED                                                                                1,373,437
         16,532   KB HOME                                                                                                   724,102
         29,137   LENNAR CORPORATION CLASS A<<                                                                            1,318,449
         44,560   PULTE HOMES INCORPORATED<<                                                                              1,419,682

                                                                                                                          6,148,592
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
        434,513   HOME DEPOT INCORPORATED                                                                                15,759,787
        321,652   LOWE'S COMPANIES INCORPORATED                                                                           9,025,555
         23,722   SHERWIN-WILLIAMS COMPANY                                                                                1,323,213

                                                                                                                         26,108,555
                                                                                                                    ---------------

BUSINESS SERVICES - 6.15%
        121,926   ADOBE SYSTEMS INCORPORATED+                                                                             4,566,129
         24,961   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                      1,294,477
         48,776   AUTODESK INCORPORATED+                                                                                  1,696,429
        116,956   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  5,536,697
         43,149   BMC SOFTWARE INCORPORATED<<+                                                                            1,174,516
         86,449   CA INCORPORATED<<                                                                                       2,047,977
         38,694   CITRIX SYSTEMS INCORPORATED+                                                                            1,401,110
         36,149   COMPUTER SCIENCES CORPORATION+                                                                          1,775,639

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (CONTINUED)
         78,421   COMPUWARE CORPORATION+                                                                            $       610,900
         29,228   CONVERGYS CORPORATION+                                                                                    603,558
        247,308   EBAY INCORPORATED+                                                                                      7,013,655
         64,557   ELECTRONIC ARTS INCORPORATED+                                                                           3,594,534
        108,966   ELECTRONIC DATA SYSTEMS CORPORATION                                                                     2,671,846
         26,657   EQUIFAX INCORPORATED                                                                                      978,578
        161,078   FIRST DATA CORPORATION                                                                                  6,765,276
         36,678   FISERV INCORPORATED+                                                                                    1,727,167
         44,850   GOOGLE INCORPORATED CLASS A+                                                                           18,025,215
         42,418   IMS HEALTH INCORPORATED                                                                                 1,130,016
         92,796   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                            918,680
         71,932   INTUIT INCORPORATED<<+                                                                                  2,308,298
        119,099   JUNIPER NETWORKS INCORPORATED<<+                                                                        2,058,031
      1,818,262   MICROSOFT CORPORATION                                                                                  49,693,100
         27,023   MONSTER WORLDWIDE INCORPORATED+                                                                           977,962
         37,934   NCR CORPORATION+                                                                                        1,497,634
         71,367   NOVELL INCORPORATED+                                                                                      436,766
         36,166   OMNICOM GROUP INCORPORATED                                                                              3,385,138
        849,116   ORACLE CORPORATION<<+                                                                                  15,063,318
         23,503   PARAMETRIC TECHNOLOGY CORPORATION+                                                                        410,366
         36,063   ROBERT HALF INTERNATIONAL INCORPORATED                                                                  1,225,060
        738,753   SUN MICROSYSTEMS INCORPORATED+                                                                          3,671,602
        208,239   SYMANTEC CORPORATION<<+                                                                                 4,431,326
         72,369   UNISYS CORPORATION+                                                                                       409,609
         51,605   VERISIGN INCORPORATED+                                                                                  1,042,421
        261,682   YAHOO! INCORPORATED<<+                                                                                  6,615,321

                                                                                                                        156,758,351
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 10.00%
        321,626   ABBOTT LABORATORIES<<                                                                                  15,618,159
         46,384   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   3,078,506
         16,428   ALBERTO-CULVER COMPANY CLASS B                                                                            831,093
        246,423   AMGEN INCORPORATED+                                                                                    17,626,637
         19,873   AVERY DENNISON CORPORATION                                                                              1,195,758
         94,242   AVON PRODUCTS INCORPORATED                                                                              2,889,460
         22,376   BARR PHARMACEUTICALS INCORPORATED+                                                                      1,162,209
         72,331   BIOGEN IDEC INCORPORATED<<+                                                                             3,231,749
        413,987   BRISTOL-MYERS SQUIBB COMPANY                                                                           10,316,556
         31,820   CLOROX COMPANY                                                                                          2,004,660
        108,714   COLGATE-PALMOLIVE COMPANY                                                                               6,751,139
        201,955   DOW CHEMICAL COMPANY                                                                                    7,872,206
        194,051   E.I. DU PONT DE NEMOURS & COMPANY                                                                       8,313,145
         17,317   EASTMAN CHEMICAL COMPANY                                                                                  935,464
         37,609   ECOLAB INCORPORATED                                                                                     1,610,417
        207,030   ELI LILLY & COMPANY                                                                                    11,800,710
         27,195   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                             1,096,774
         66,936   FOREST LABORATORIES INCORPORATED+                                                                       3,387,631
         55,023   GENZYME CORPORATION+                                                                                    3,712,402

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         96,172   GILEAD SCIENCES INCORPORATED<<+                                                                   $     6,607,016
         33,051   HOSPIRA INCORPORATED+                                                                                   1,264,862
         16,606   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           656,601
         51,175   KING PHARMACEUTICALS INCORPORATED<<+                                                                      871,510
         50,403   MEDIMMUNE INCORPORATED+                                                                                 1,472,272
        458,108   MERCK & COMPANY INCORPORATED                                                                           19,194,725
        114,268   MONSANTO COMPANY                                                                                        5,371,739
         44,378   MYLAN LABORATORIES INCORPORATED                                                                           893,329
      1,534,962   PFIZER INCORPORATED                                                                                    43,531,522
         34,771   PPG INDUSTRIES INCORPORATED                                                                             2,332,439
         67,861   PRAXAIR INCORPORATED                                                                                    4,014,657
        668,404   PROCTER & GAMBLE COMPANY                                                                               41,427,680
         30,219   ROHM & HAAS COMPANY                                                                                     1,430,870
        311,841   SCHERING-PLOUGH CORPORATION                                                                             6,888,568
         13,972   SIGMA-ALDRICH CORPORATION                                                                               1,057,261
        283,281   WYETH                                                                                                  14,402,006

                                                                                                                        254,851,732
                                                                                                                    ---------------

COAL MINING - 0.05%
         38,598   CONSOL ENERGY INCORPORATED                                                                              1,224,715
                                                                                                                    ---------------

COMMUNICATIONS - 4.31%
         81,710   ALLTEL CORPORATION                                                                                      4,534,905
        817,676   AT&T INCORPORATED<<                                                                                    26,623,531
         96,198   AVAYA INCORPORATED+                                                                                     1,100,505
        382,252   BELLSOUTH CORPORATION                                                                                  16,341,273
         24,506   CENTURYTEL INCORPORATED                                                                                   972,153
        104,478   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                               3,014,190
        440,565   COMCAST CORPORATION CLASS A<<+                                                                         16,234,820
         31,391   EMBARQ CORPORATION<<                                                                                    1,518,383
        336,907   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                      2,937,829
        628,899   SPRINT NEXTEL CORPORATION                                                                              10,785,618
         52,818   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                          1,813,770
        610,225   VERIZON COMMUNICATIONS INCORPORATED                                                                    22,657,654
         99,804   WINDSTREAM CORPORATION                                                                                  1,316,415

                                                                                                                        109,851,046
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.85%
         72,090   AMSOUTH BANCORPORATION                                                                                  2,093,494
        952,767   BANK OF AMERICA CORPORATION                                                                            51,039,728
        160,650   BANK OF NEW YORK COMPANY INCORPORATED                                                                   5,664,519
        113,055   BB&T CORPORATION                                                                                        4,949,548
      1,040,776   CITIGROUP INCORPORATED                                                                                 51,695,344
         34,147   COMERICA INCORPORATED                                                                                   1,943,647
         39,260   COMMERCE BANCORP INCORPORATED                                                                           1,441,235
         27,238   COMPASS BANCSHARES INCORPORATED                                                                         1,552,021
        117,445   FIFTH THIRD BANCORP                                                                                     4,472,306
         26,092   FIRST HORIZON NATIONAL CORPORATION                                                                        991,757

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         55,955   GOLDEN WEST FINANCIAL CORPORATION                                                                 $     4,322,524
         50,004   HUNTINGTON BANCSHARES INCORPORATED                                                                      1,196,596
        730,788   JPMORGAN CHASE & COMPANY                                                                               34,317,804
         84,900   KEYCORP                                                                                                 3,178,656
         16,358   M&T BANK CORPORATION                                                                                    1,962,306
         53,533   MARSHALL & ILSLEY CORPORATION                                                                           2,579,220
         86,614   MELLON FINANCIAL CORPORATION                                                                            3,386,607
        127,332   NATIONAL CITY CORPORATION<<                                                                             4,660,351
         98,066   NORTH FORK BANCORPORATION INCORPORATED                                                                  2,808,610
         39,451   NORTHERN TRUST CORPORATION                                                                              2,305,122
         61,987   PNC FINANCIAL SERVICES GROUP                                                                            4,490,338
         95,711   REGIONS FINANCIAL CORPORATION<<                                                                         3,521,208
         75,495   SOVEREIGN BANCORP INCORPORATED<<                                                                        1,623,903
         69,710   STATE STREET CORPORATION                                                                                4,349,904
         76,797   SUNTRUST BANKS INCORPORATED                                                                             5,934,872
         68,213   SYNOVUS FINANCIAL CORPORATION                                                                           2,003,416
        374,125   US BANCORP                                                                                             12,428,433
        344,187   WACHOVIA CORPORATION<<                                                                                 19,205,635
        202,829   WASHINGTON MUTUAL INCORPORATED<<                                                                        8,816,977
        708,851   WELLS FARGO & COMPANY++                                                                                25,646,229
         22,457   ZIONS BANCORPORATION                                                                                    1,792,293

                                                                                                                        276,374,603
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.63%
         30,756   DARDEN RESTAURANTS INCORPORATED                                                                         1,306,207
        258,160   MCDONALD'S CORPORATION                                                                                 10,099,219
         24,771   WENDY'S INTERNATIONAL INCORPORATED                                                                      1,659,657
         56,991   YUM! BRANDS INCORPORATED<<                                                                              2,966,382

                                                                                                                         16,031,465
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.06%
         29,460   APOLLO GROUP INCORPORATED CLASS A+                                                                      1,450,610
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.90%
        139,240   AES CORPORATION+                                                                                        2,839,104
         34,648   ALLEGHENY ENERGY INCORPORATED+                                                                          1,391,810
         53,393   ALLIED WASTE INDUSTRIES INCORPORATED<<+                                                                   601,739
         43,338   AMEREN CORPORATION<<                                                                                    2,287,813
         82,937   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            3,016,419
         65,631   CENTERPOINT ENERGY INCORPORATED<<                                                                         939,836
         67,540   CITIZENS COMMUNICATIONS COMPANY<<                                                                         948,262
         46,647   CMS ENERGY CORPORATION<<+                                                                                 673,583
         51,885   CONSOLIDATED EDISON INCORPORATED<<                                                                      2,397,087
         37,821   CONSTELLATION ENERGY GROUP INCORPORATED<<                                                               2,239,003
         74,279   DOMINION RESOURCES INCORPORATED<<                                                                       5,681,601
         37,421   DTE ENERGY COMPANY<<                                                                                    1,553,346
        263,778   DUKE ENERGY CORPORATION<<                                                                               7,966,096
         79,623   DYNEGY INCORPORATED CLASS A+                                                                              441,111
         68,588   EDISON INTERNATIONAL                                                                                    2,856,004

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
        146,508   EL PASO CORPORATION<<                                                                             $     1,998,369
         43,862   ENTERGY CORPORATION                                                                                     3,431,324
        140,937   EXELON CORPORATION                                                                                      8,532,326
         69,435   FIRSTENERGY CORPORATION                                                                                 3,878,639
         85,136   FPL GROUP INCORPORATED<<                                                                                3,831,120
         36,845   KEYSPAN CORPORATION<<                                                                                   1,515,803
         22,554   KINDER MORGAN INCORPORATED                                                                              2,364,787
          9,375   NICOR INCORPORATED                                                                                        400,875
         57,428   NISOURCE INCORPORATED                                                                                   1,248,485
          8,098   PEOPLES ENERGY CORPORATION                                                                                329,184
         73,273   PG&E CORPORATION                                                                                        3,051,820
         20,941   PINNACLE WEST CAPITAL CORPORATION                                                                         943,392
         80,203   PPL CORPORATION                                                                                         2,638,679
         53,333   PROGRESS ENERGY INCORPORATED<<                                                                          2,420,252
         52,991   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                          3,242,519
         54,989   SEMPRA ENERGY                                                                                           2,763,197
         43,976   TECO ENERGY INCORPORATED                                                                                  688,224
        156,262   THE SOUTHERN COMPANY<<                                                                                  5,384,789
         97,126   TXU CORPORATION                                                                                         6,072,318
        113,783   WASTE MANAGEMENT INCORPORATED                                                                           4,173,542
        125,425   WILLIAMS COMPANIES INCORPORATED                                                                         2,993,895
         85,462   XCEL ENERGY INCORPORATED<<                                                                              1,764,790

                                                                                                                         99,501,143
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.77%
         24,678   ADC TELECOMMUNICATIONS INCORPORATED<<+                                                                    370,170
        102,285   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                  2,541,782
         75,637   ALTERA CORPORATION+                                                                                     1,390,208
         35,688   AMERICAN POWER CONVERSION CORPORATION<<                                                                   783,708
         74,280   ANALOG DEVICES INCORPORATED                                                                             2,183,089
         98,722   BROADCOM CORPORATION CLASS A+                                                                           2,995,225
         17,776   CIENA CORPORATION+                                                                                        484,384
      1,285,117   CISCO SYSTEMS INCORPORATED+                                                                            29,557,691
         42,525   COMVERSE TECHNOLOGY INCORPORATED<<+                                                                       911,736
         19,269   COOPER INDUSTRIES LIMITED CLASS A                                                                       1,642,104
         85,826   EMERSON ELECTRIC COMPANY                                                                                7,197,368
         85,400   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                           3,246,053
      2,173,226   GENERAL ELECTRIC COMPANY                                                                               76,714,878
         13,720   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                            1,144,797
      1,214,253   INTEL CORPORATION                                                                                      24,977,184
         38,880   JABIL CIRCUIT INCORPORATED                                                                              1,110,802
        354,690   JDS UNIPHASE CORPORATION<<+                                                                               776,771
         41,910   KLA-TENCOR CORPORATION<<                                                                                1,863,738
         25,899   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                2,028,669
         63,416   LINEAR TECHNOLOGY CORPORATION                                                                           1,973,506
         84,119   LSI LOGIC CORPORATION+                                                                                    691,458
        943,533   LUCENT TECHNOLOGIES INCORPORATED<<+                                                                     2,207,867
         67,510   MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                                1,895,006

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
        153,651   MICRON TECHNOLOGY INCORPORATED+                                                                   $     2,673,527
         29,771   MOLEX INCORPORATED                                                                                      1,160,176
        515,770   MOTOROLA INCORPORATED                                                                                  12,894,250
         62,665   NATIONAL SEMICONDUCTOR CORPORATION                                                                      1,474,507
         78,399   NETWORK APPLIANCE INCORPORATED<<+                                                                       2,901,547
         25,944   NOVELLUS SYSTEMS INCORPORATED<<+                                                                          717,611
         74,209   NVIDIA CORPORATION+                                                                                     2,195,844
         43,996   PMC-SIERRA INCORPORATED<<+                                                                                261,336
         33,542   QLOGIC CORPORATION+                                                                                       633,944
        347,749   QUALCOMM INCORPORATED                                                                                  12,640,676
         36,084   ROCKWELL COLLINS INCORPORATED                                                                           1,978,847
        112,169   SANMINA-SCI CORPORATION+                                                                                  419,512
         94,247   TELLABS INCORPORATED+                                                                                   1,032,947
        322,632   TEXAS INSTRUMENTS INCORPORATED                                                                         10,727,514
         16,467   WHIRLPOOL CORPORATION                                                                                   1,385,039
         71,548   XILINX INCORPORATED                                                                                     1,570,479

                                                                                                                        223,355,950
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.37%
         18,438   FLUOR CORPORATION                                                                                       1,417,698
         49,849   MOODY'S CORPORATION                                                                                     3,259,128
         71,258   PAYCHEX INCORPORATED                                                                                    2,625,857
         34,029   QUEST DIAGNOSTICS INCORPORATED                                                                          2,081,214

                                                                                                                          9,383,897
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
         21,936   BALL CORPORATION                                                                                          887,311
         31,751   FORTUNE BRANDS INCORPORATED                                                                             2,384,818
         88,466   ILLINOIS TOOL WORKS INCORPORATED                                                                        3,972,123
         12,220   SNAP-ON INCORPORATED<<                                                                                    544,401

                                                                                                                          7,788,653
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
         43,507   JANUS CAPITAL GROUP INCORPORATED                                                                          857,958
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.22%
        161,826   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   7,688,353
        138,038   ARCHER-DANIELS-MIDLAND COMPANY                                                                          5,228,879
         48,547   CAMPBELL SOUP COMPANY                                                                                   1,771,966
         58,018   COCA-COLA ENTERPRISES INCORPORATED                                                                      1,208,515
        107,539   CONAGRA FOODS INCORPORATED<<                                                                            2,632,555
         44,394   CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                            1,277,659
         74,272   GENERAL MILLS INCORPORATED                                                                              4,203,795
         69,781   H.J. HEINZ COMPANY                                                                                      2,925,917
         23,858   HERCULES INCORPORATED+                                                                                    376,241
         36,972   HERSHEY FOODS CORPORATION                                                                               1,976,153
         52,613   KELLOGG COMPANY                                                                                         2,605,396
         27,754   MCCORMICK & COMPANY INCORPORATED                                                                        1,054,097
          9,610   MOLSON COORS BREWING COMPANY<<                                                                            662,129

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
         28,596   PEPSI BOTTLING GROUP INCORPORATED                                                                 $     1,015,158
        347,072   PEPSICO INCORPORATED                                                                                   22,649,919
        160,020   SARA LEE CORPORATION<<                                                                                  2,571,521
        429,015   THE COCA-COLA COMPANY                                                                                  19,168,390
         53,041   TYSON FOODS INCORPORATED CLASS A<<                                                                        842,291
         46,155   WM. WRIGLEY JR. COMPANY                                                                                 2,125,899

                                                                                                                         81,984,833
                                                                                                                    ---------------

FOOD STORES - 0.53%
        152,100   KROGER COMPANY                                                                                          3,519,594
         93,595   SAFEWAY INCORPORATED                                                                                    2,840,608
        159,163   STARBUCKS CORPORATION<<+                                                                                5,419,500
         29,720   WHOLE FOODS MARKET INCORPORATED<<                                                                       1,766,260

                                                                                                                         13,545,962
                                                                                                                    ---------------

FORESTRY - 0.12%
         51,839   WEYERHAEUSER COMPANY                                                                                    3,189,654
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.19%
         38,031   LEGGETT & PLATT INCORPORATED                                                                              951,916
         83,806   MASCO CORPORATION                                                                                       2,297,961
         58,291   NEWELL RUBBERMAID INCORPORATED<<                                                                        1,650,801

                                                                                                                          4,900,678
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.02%
         22,918   BIG LOTS INCORPORATED<<+                                                                                  454,006
         65,672   DOLLAR GENERAL CORPORATION                                                                                895,109
         31,921   FAMILY DOLLAR STORES INCORPORATED                                                                         933,370
        114,424   FEDERATED DEPARTMENT STORES INCORPORATED                                                                4,944,261
         47,199   JC PENNEY COMPANY INCORPORATED                                                                          3,227,940
         17,510   SEARS HOLDINGS CORPORATION<<+                                                                           2,768,156
        180,768   TARGET CORPORATION                                                                                      9,987,432
         94,626   TJX COMPANIES INCORPORATED                                                                              2,652,367
        517,810   WAL-MART STORES INCORPORATED                                                                           25,538,389

                                                                                                                         51,401,030
                                                                                                                    ---------------

HEALTH SERVICES - 0.57%
         89,870   CAREMARK RX INCORPORATED                                                                                5,092,933
         89,241   HCA INCORPORATED                                                                                        4,452,233
         50,583   HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                       1,057,185
         26,356   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                           1,728,163
         15,506   MANOR CARE INCORPORATED<<                                                                                 810,654
         99,218   TENET HEALTHCARE CORPORATION+                                                                             807,635
         21,518   WATSON PHARMACEUTICALS INCORPORATED+                                                                      563,126

                                                                                                                         14,511,929
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.08%
         20,497   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       1,115,242
         45,102   ARCHSTONE-SMITH TRUST                                                                                   2,455,353

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
         24,061   BOSTON PROPERTIES INCORPORATED                                                                    $     2,486,464
         73,706   EQUITY OFFICE PROPERTIES TRUST                                                                          2,930,551
         61,250   EQUITY RESIDENTIAL<<                                                                                    3,098,025
         45,593   KIMCO REALTY CORPORATION                                                                                1,954,572
         37,727   PLUM CREEK TIMBER COMPANY                                                                               1,284,227
         51,600   PROLOGIS                                                                                                2,944,296
         25,527   PUBLIC STORAGE INCORPORATED                                                                             2,195,067
         46,559   SIMON PROPERTY GROUP INCORPORATED<<                                                                     4,219,177
         25,657   VORNADO REALTY TRUST<<                                                                                  2,796,613

                                                                                                                         27,479,587
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
         59,412   BED BATH & BEYOND INCORPORATED+                                                                         2,273,103
         85,589   BEST BUY COMPANY INCORPORATED                                                                           4,584,147
         29,681   CIRCUIT CITY STORES INCORPORATED                                                                          745,290
         28,568   RADIO SHACK CORPORATION<<                                                                                 551,362

                                                                                                                          8,153,902
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.35%
         81,214   HILTON HOTELS CORPORATION<<                                                                             2,261,810
         72,333   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             2,794,947
         45,851   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        2,622,219
         42,179   WYNDHAM WORLDWIDE CORPORATION+                                                                          1,179,747

                                                                                                                          8,858,723
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.42%
        158,567   3M COMPANY                                                                                             11,800,556
         36,732   AMERICAN STANDARD COMPANIES INCORPORATED                                                                1,541,642
        179,045   APPLE COMPUTER INCORPORATED+                                                                           13,791,836
        292,388   APPLIED MATERIALS INCORPORATED<<                                                                        5,184,039
         69,249   BAKER HUGHES INCORPORATED                                                                               4,722,782
         15,588   BLACK & DECKER CORPORATION<<                                                                            1,236,908
        138,045   CATERPILLAR INCORPORATED                                                                                9,083,361
         11,064   CUMMINS INCORPORATED<<                                                                                  1,319,161
         48,670   DEERE & COMPANY                                                                                         4,083,900
        478,209   DELL INCORPORATED<<+                                                                                   10,922,294
         42,845   DOVER CORPORATION                                                                                       2,032,567
         31,577   EATON CORPORATION                                                                                       2,174,076
        483,867   EMC CORPORATION+                                                                                        5,796,727
        576,592   HEWLETT-PACKARD COMPANY                                                                                21,155,160
         67,731   INGERSOLL-RAND COMPANY CLASS A<<                                                                        2,572,423
        320,370   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            26,251,118
         21,112   LEXMARK INTERNATIONAL INCORPORATED+                                                                     1,217,318
         36,919   NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                  2,161,607
         26,279   PALL CORPORATION                                                                                          809,656
         25,307   PARKER HANNIFIN CORPORATION                                                                             1,967,113
         46,636   PITNEY BOWES INCORPORATED                                                                               2,069,239
         41,251   SANDISK CORPORATION<<+                                                                                  2,208,579

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         42,201   SMITH INTERNATIONAL INCORPORATED                                                                  $     1,637,399
        192,528   SOLECTRON CORPORATION+                                                                                    627,641
         17,034   STANLEY WORKS                                                                                             849,145
         53,457   SYMBOL TECHNOLOGIES INCORPORATED<<                                                                        794,371

                                                                                                                        138,010,618
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
         66,200   AON CORPORATION<<                                                                                       2,242,194
         34,748   HUMANA INCORPORATED+                                                                                    2,296,495
        115,866   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 3,261,628
         72,105   UNUMPROVIDENT CORPORATION                                                                               1,398,116

                                                                                                                          9,198,433
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.80%
         68,456   ACE LIMITED                                                                                             3,746,597
        115,299   AETNA INCORPORATED                                                                                      4,560,075
        104,477   AFLAC INCORPORATED                                                                                      4,780,868
        132,520   ALLSTATE CORPORATION                                                                                    8,312,980
         22,297   AMBAC FINANCIAL GROUP INCORPORATED                                                                      1,845,077
        547,079   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              36,249,455
         86,481   CHUBB CORPORATION                                                                                       4,493,553
         23,344   CIGNA CORPORATION                                                                                       2,715,374
         36,466   CINCINNATI FINANCIAL CORPORATION                                                                        1,752,556
         95,784   GENWORTH FINANCIAL INCORPORATED                                                                         3,353,398
         64,048   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          5,556,164
         60,445   LINCOLN NATIONAL CORPORATION                                                                            3,752,426
         96,224   LOEWS CORPORATION                                                                                       3,646,890
         28,368   MBIA INCORPORATED<<                                                                                     1,742,930
        159,863   METLIFE INCORPORATED                                                                                    9,061,035
         17,780   MGIC INVESTMENT CORPORATION<<                                                                           1,066,267
         56,689   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  3,077,079
        162,566   PROGRESSIVE CORPORATION                                                                                 3,989,370
        102,099   PRUDENTIAL FINANCIAL INCORPORATED                                                                       7,785,049
         24,494   SAFECO CORPORATION                                                                                      1,443,431
        145,451   ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                               6,820,197
         20,827   TORCHMARK CORPORATION                                                                                   1,314,392
        283,563   UNITEDHEALTH GROUP INCORPORATED                                                                        13,951,300
        130,476   WELLPOINT INCORPORATED+                                                                                10,053,176
         37,954   XL CAPITAL LIMITED CLASS A                                                                              2,607,440

                                                                                                                        147,677,079
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.10%
         77,020   COACH INCORPORATED+                                                                                     2,649,488
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
         22,149   LOUISIANA-PACIFIC CORPORATION                                                                             415,737
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.62%
         86,033   AGILENT TECHNOLOGIES INCORPORATED+                                                                $     2,812,419
         31,745   ALLERGAN INCORPORATED                                                                                   3,574,804
         38,365   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                            1,270,265
         11,319   BAUSCH & LOMB INCORPORATED<<                                                                              567,421
        137,337   BAXTER INTERNATIONAL INCORPORATED                                                                       6,243,340
         51,511   BECTON DICKINSON & COMPANY                                                                              3,640,282
         51,540   BIOMET INCORPORATED                                                                                     1,659,073
        247,977   BOSTON SCIENTIFIC CORPORATION+                                                                          3,667,584
         21,791   C.R. BARD INCORPORATED<<                                                                                1,634,325
         49,812   DANAHER CORPORATION                                                                                     3,420,590
         60,471   EASTMAN KODAK COMPANY<<                                                                                 1,354,550
         26,191   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED<<+                                                         2,049,184
        241,954   MEDTRONIC INCORPORATED                                                                                 11,236,344
         11,216   MILLIPORE CORPORATION<<+                                                                                  687,541
         26,439   PERKINELMER INCORPORATED                                                                                  500,490
         94,462   RAYTHEON COMPANY                                                                                        4,535,121
         37,037   ROCKWELL AUTOMATION INCORPORATED                                                                        2,151,850
         74,238   ST. JUDE MEDICAL INCORPORATED+                                                                          2,619,859
         62,478   STRYKER CORPORATION<<                                                                                   3,098,284
         17,624   TEKTRONIX INCORPORATED                                                                                    509,862
         41,473   TERADYNE INCORPORATED<<+                                                                                  545,785
         33,175   THERMO ELECTRON CORPORATION<<+                                                                          1,304,773
         21,566   WATERS CORPORATION+                                                                                       976,508
        205,929   XEROX CORPORATION+                                                                                      3,204,255
         51,101   ZIMMER HOLDINGS INCORPORATED+                                                                           3,449,318

                                                                                                                         66,713,827
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.07%
         33,450   COVENTRY HEALTH CARE INCORPORATED+                                                                      1,723,344
                                                                                                                    ---------------

METAL MINING - 0.39%
         41,357   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     2,202,674
         94,663   NEWMONT MINING CORPORATION                                                                              4,046,843
         42,940   PHELPS DODGE CORPORATION                                                                                3,637,018

                                                                                                                          9,886,535
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
         20,313   VULCAN MATERIALS COMPANY                                                                                1,589,492
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.17%
         34,436   HASBRO INCORPORATED                                                                                       783,419
        615,762   JOHNSON & JOHNSON                                                                                      39,987,584
         79,575   MATTEL INCORPORATED                                                                                     1,567,628
         29,082   TIFFANY & COMPANY                                                                                         965,522
        424,128   TYCO INTERNATIONAL LIMITED                                                                             11,871,343

                                                                                                                         55,175,496
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 1.20%
         66,145   AMAZON.COM INCORPORATED<<+                                                                        $     2,124,577
         98,515   COSTCO WHOLESALE CORPORATION<<                                                                          4,894,225
        172,921   CVS CORPORATION                                                                                         5,554,223
         12,727   DILLARDS INCORPORATED CLASS A                                                                             416,555
         28,998   EXPRESS SCRIPTS INCORPORATED+                                                                           2,189,059
         59,634   OFFICE DEPOT INCORPORATED+                                                                              2,367,470
        152,938   STAPLES INCORPORATED                                                                                    3,720,982
        212,200   WALGREEN COMPANY                                                                                        9,419,558

                                                                                                                         30,686,649
                                                                                                                    ---------------

MOTION PICTURES - 1.53%
        491,908   NEWS CORPORATION CLASS A<<                                                                              9,665,992
        856,157   TIME WARNER INCORPORATED<<                                                                             15,607,742
        440,007   WALT DISNEY COMPANY<<                                                                                  13,600,616

                                                                                                                         38,874,350
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.64%
        227,570   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             16,371,386
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.02%
        255,746   AMERICAN EXPRESS COMPANY                                                                               14,342,236
         64,444   CAPITAL ONE FINANCIAL CORPORATION<<                                                                     5,069,165
         41,858   CIT GROUP INCORPORATED                                                                                  2,035,555
        128,839   COUNTRYWIDE FINANCIAL CORPORATION                                                                       4,514,519
        203,758   FANNIE MAE                                                                                             11,392,110
        145,466   FREDDIE MAC                                                                                             9,648,760
         86,319   SLM CORPORATION                                                                                         4,486,862

                                                                                                                         51,489,207
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.67%
         96,725   ANADARKO PETROLEUM CORPORATION<<                                                                        4,239,457
         69,310   APACHE CORPORATION                                                                                      4,380,392
         62,976   BJ SERVICES COMPANY                                                                                     1,897,467
         79,656   CHESAPEAKE ENERGY CORPORATION                                                                           2,308,431
         92,848   DEVON ENERGY CORPORATION                                                                                5,863,351
         51,073   EOG RESOURCES INCORPORATED                                                                              3,322,299
        217,073   HALLIBURTON COMPANY<<                                                                                   6,175,727
         66,529   NABORS INDUSTRIES LIMITED<<+                                                                            1,979,238
         28,872   NOBLE CORPORATION                                                                                       1,853,005
        181,366   OCCIDENTAL PETROLEUM CORPORATION<<                                                                      8,725,518
         23,240   ROWAN COMPANIES INCORPORATED<<                                                                            735,081
        249,258   SCHLUMBERGER LIMITED<<                                                                                 15,461,474
         66,327   TRANSOCEAN INCORPORATED+                                                                                4,857,126
         72,839   WEATHERFORD INTERNATIONAL LIMITED+                                                                      3,038,843
         76,992   XTO ENERGY INCORPORATED                                                                                 3,243,673

                                                                                                                         68,081,082
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PAPER & ALLIED PRODUCTS - 0.54%
         22,069   BEMIS COMPANY INCORPORATED                                                                        $       725,187
         95,701   INTERNATIONAL PAPER COMPANY<<                                                                           3,314,126
         96,459   KIMBERLY-CLARK CORPORATION                                                                              6,304,560
         38,140   MEADWESTVACO CORPORATION                                                                                1,011,091
         15,619   OFFICEMAX INCORPORATED                                                                                    636,318
         29,047   PACTIV CORPORATION+                                                                                       825,516
         22,893   TEMPLE-INLAND INCORPORATED<<                                                                              918,009

                                                                                                                         13,734,807
                                                                                                                    ---------------

PERSONAL SERVICES - 0.10%
         28,748   CINTAS CORPORATION                                                                                      1,173,781
         67,719   H & R BLOCK INCORPORATED                                                                                1,472,211

                                                                                                                          2,645,992
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.03%
         13,321   ASHLAND INCORPORATED                                                                                      849,613
        462,710   CHEVRON CORPORATION                                                                                    30,011,371
        346,888   CONOCOPHILLIPS<<                                                                                       20,650,243
      1,251,505   EXXON MOBIL CORPORATION                                                                                83,975,986
         50,787   HESS CORPORATION<<                                                                                      2,103,598
         75,399   MARATHON OIL CORPORATION                                                                                5,798,183
         39,332   MURPHY OIL CORPORATION                                                                                  1,870,237
         27,453   SUNOCO INCORPORATED                                                                                     1,707,302
        129,017   VALERO ENERGY CORPORATION                                                                               6,640,505

                                                                                                                        153,607,038
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.44%
        182,493   ALCOA INCORPORATED                                                                                      5,117,104
         21,176   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                     1,316,935
         64,905   NUCOR CORPORATION                                                                                       3,212,148
         25,909   UNITED STATES STEEL CORPORATION                                                                         1,494,431

                                                                                                                         11,140,618
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.88%
        164,335   CBS CORPORATION CLASS B<<                                                                               4,629,317
         13,680   DOW JONES & COMPANY INCORPORATED<<                                                                        458,827
         17,543   E.W. SCRIPPS COMPANY CLASS A                                                                              840,836
         49,760   GANNETT COMPANY INCORPORATED                                                                            2,827,861
         74,080   MCGRAW-HILL COMPANIES INCORPORATED                                                                      4,298,862
          8,197   MEREDITH CORPORATION                                                                                      404,358
         30,416   NEW YORK TIMES COMPANY CLASS A<<                                                                          698,960
         45,534   RR DONNELLEY & SONS COMPANY                                                                             1,500,801
         40,133   TRIBUNE COMPANY<<                                                                                       1,313,152
        149,352   VIACOM INCORPORATED CLASS B<<+                                                                          5,552,907

                                                                                                                         22,525,881
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION - 0.69%
         76,198   BURLINGTON NORTHERN SANTA FE CORPORATION                                                          $     5,595,981
         93,369   CSX CORPORATION                                                                                         3,065,304
         87,115   NORFOLK SOUTHERN CORPORATION<<                                                                          3,837,416
         56,702   UNION PACIFIC CORPORATION                                                                               4,989,776

                                                                                                                         17,488,477
                                                                                                                    ---------------

REAL ESTATE - 0.04%
         44,935   REALOGY CORPORATION+                                                                                    1,019,126
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
         17,066   SEALED AIR CORPORATION                                                                                    923,612
         37,326   THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                     541,227

                                                                                                                          1,464,839
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.14%
         51,314   AMERIPRISE FINANCIAL INCORPORATED                                                                       2,406,627
         25,341   BEAR STEARNS COMPANIES INCORPORATED                                                                     3,550,274
        217,699   CHARLES SCHWAB CORPORATION                                                                              3,896,812
          7,488   CHICAGO MERCANTILE EXCHANGE                                                                             3,581,136
         89,930   E*TRADE FINANCIAL CORPORATION+                                                                          2,151,126
         19,070   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  644,757
         35,093   FRANKLIN RESOURCES INCORPORATED                                                                         3,711,085
         90,878   GOLDMAN SACHS GROUP INCORPORATED                                                                       15,373,831
         27,608   LEGG MASON INCORPORATED                                                                                 2,784,543
        113,091   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   8,352,901
        186,616   MERRILL LYNCH & COMPANY INCORPORATED                                                                   14,597,104
        225,663   MORGAN STANLEY                                                                                         16,453,089
         55,087   T. ROWE PRICE GROUP INCORPORATED<<                                                                      2,635,913

                                                                                                                         80,139,198
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.31%
        328,357   CORNING INCORPORATED+                                                                                   8,015,194
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.48%
        440,704   ALTRIA GROUP INCORPORATED                                                                              33,735,891
         36,085   REYNOLDS AMERICAN INCORPORATED<<                                                                        2,236,187
         33,856   UST INCORPORATED<<                                                                                      1,856,324

                                                                                                                         37,828,402
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.38%
         64,504   FEDEX CORPORATION<<                                                                                     7,010,295
        165,481   SOUTHWEST AIRLINES COMPANY                                                                              2,756,913

                                                                                                                          9,767,208
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.97%
        167,340   BOEING COMPANY                                                                                         13,194,759
         19,520   BRUNSWICK CORPORATION                                                                                     608,829
        395,981   FORD MOTOR COMPANY<<                                                                                    3,203,486
         84,923   GENERAL DYNAMICS CORPORATION                                                                            6,086,431

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
        119,069   GENERAL MOTORS CORPORATION<<                                                                      $     3,960,235
         36,062   GENUINE PARTS COMPANY                                                                                   1,555,354
         26,254   GOODRICH CORPORATION                                                                                    1,063,812
         55,201   HARLEY-DAVIDSON INCORPORATED                                                                            3,463,863
        172,399   HONEYWELL INTERNATIONAL INCORPORATED                                                                    7,051,119
         38,876   ITT INDUSTRIES INCORPORATED                                                                             1,993,173
         41,169   JOHNSON CONTROLS INCORPORATED                                                                           2,953,464
         74,953   LOCKHEED MARTIN CORPORATION                                                                             6,450,455
         12,987   NAVISTAR INTERNATIONAL CORPORATION<<+                                                                     335,324
         72,525   NORTHROP GRUMMAN CORPORATION                                                                            4,936,777
         52,484   PACCAR INCORPORATED                                                                                     2,992,638
         26,579   TEXTRON INCORPORATED                                                                                    2,325,663
        212,921   UNITED TECHNOLOGIES CORPORATION                                                                        13,488,545

                                                                                                                         75,663,927
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.03%
         27,745   SABRE HOLDINGS CORPORATION                                                                                648,956
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.17%
         93,676   CARNIVAL CORPORATION<<                                                                                  4,405,582
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.03%
         42,432   AMERISOURCEBERGEN CORPORATION                                                                           1,917,926
         16,531   BROWN-FORMAN CORPORATION CLASS B                                                                        1,267,101
         85,367   CARDINAL HEALTH INCORPORATED                                                                            5,612,027
         28,099   DEAN FOODS COMPANY+                                                                                     1,180,720
         63,014   MCKESSON CORPORATION                                                                                    3,322,098
         61,877   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    3,719,426
         40,323   NIKE INCORPORATED CLASS B                                                                               3,533,101
         44,551   SUPERVALU INCORPORATED                                                                                  1,320,937
        130,209   SYSCO CORPORATION                                                                                       4,355,491

                                                                                                                         26,228,827
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         29,251   PATTERSON COMPANIES INCORPORATED<<+                                                                       983,126
         15,849   W.W. GRAINGER INCORPORATED                                                                              1,062,190

                                                                                                                          2,045,316
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,007,565,316)                                                                             2,532,227,373
                                                                                                                    ---------------

RIGHTS - 0.00%
         32,300   SEAGATE TECHNOLOGY RIGHTS +(a)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 12.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
      6,034,806   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         6,034,806
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL         SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 12.47%
$       886,819   ALLIANCE & LEICESTER PLC                                                 5.47%      10/25/2006    $       883,840
      1,255,723   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.36       10/15/2007          1,256,326
        139,525   AQUINAS FUNDING LLC++                                                    5.36       12/11/2006            138,106
      3,488,119   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31       10/20/2006          3,488,119
      6,976,238   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31       11/03/2006          6,976,238
      3,488,119   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31       12/22/2006          3,488,119
      3,488,119   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.31       04/25/2007          3,488,258
      3,834,280   ATOMIUM FUNDING CORPORATION++                                            5.38       11/03/2006          3,816,374
      3,488,119   BANCO SANTANDER TOTTA LN+/-++                                            5.33       10/16/2007          3,488,014
      3,488,119   BANK OF AMERICA NA SERIES BKNT+/-                                        5.42       06/19/2007          3,488,572
      2,302,158   BANK ONE NA ILLINOIS SERIES BKNT+/-                                      5.55       01/12/2007          2,302,895
      4,185,743   BEAR STEARNS & COMPANY+/-                                                5.43       10/04/2006          4,185,743
        837,149   BEAR STEARNS & COMPANY SERIES MTNB+/-                                    5.66       01/16/2007            837,659
      1,602,721   BUCKINGHAM CDO LLC                                                       5.31       10/18/2006          1,598,986
      3,488,119   BUCKINGHAM III CDO LLC++                                                 5.33       10/27/2006          3,475,387
      3,488,119   BUCKINGHAM III CDO LLC++                                                 5.36       12/15/2006          3,450,622
        139,525   CAIRN HIGH GRADE FUNDING I LLC++                                         5.33       10/11/2006            139,341
        467,408   CAIRN HIGH GRADE FUNDING I LLC                                           5.32       10/26/2006            465,767
      2,790,495   CAIRN HIGH GRADE FUNDING I LLC++                                         5.33       11/14/2006          2,772,999
        802,128   CANCARA ASSET SECURITIZATION LLC++                                       5.33       10/04/2006            801,895
      1,596,721   CEDAR SPRINGS CAPITAL COMPANY++                                          5.28       10/03/2006          1,596,482
      2,574,232   CEDAR SPRINGS CAPITAL COMPANY                                            5.35       11/17/2006          2,556,984
      1,284,325   CEDAR SPRINGS CAPITAL COMPANY                                            5.35       12/06/2006          1,272,201
      6,976,238   CHEYNE FINANCE LLC++                                                     5.32       10/12/2006          6,966,052
      6,976,238   CHEYNE FINANCE LLC                                                       5.30       10/13/2006          6,965,006
      3,488,119   CHEYNE FINANCE LLC SERIES MTN+/-++                                       5.47       07/16/2007          3,488,258
     32,367,070   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $32,381,689)              5.42       10/02/2006         32,367,070
      4,189,928   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32       10/11/2006          4,184,398
        697,624   CULLINAN FINANCE CORPORATION                                             5.33       10/06/2006            697,212
        153,477   CULLINAN FINANCE CORPORATION++                                           5.34       10/12/2006            153,253
        111,620   CULLINAN FINANCE CORPORATION++                                           5.35       10/23/2006            111,278
      3,488,119   CULLINAN FINANCE CORPORATION SERIES MTN+/-++                             5.37       11/15/2006          3,488,468
      6,976,238   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                            5.29       06/25/2007          6,975,749
      3,488,119   DEER VALLEY FUNDING LLC                                                  5.31       10/12/2006          3,483,026
        139,525   EDISON ASSET SECURITIZATION LLC                                          5.44       12/11/2006            138,106
      8,757,829   FAIRWAY FINANCE CORPORATION++                                            5.38       10/02/2006          8,757,829
        251,563   FAIRWAY FINANCE CORPORATION                                              5.35       10/23/2006            250,793
     41,857,426   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,876,366)           5.43       10/02/2006         41,857,426
        705,995   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.36       10/12/2006            704,964
        306,954   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.50       10/27/2006            305,834
        174,406   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.46       11/06/2006            173,516
      2,047,247   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.34       11/15/2006          2,034,103
        174,406   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.49       11/27/2006            172,985
        223,240   GEMINI SECURITIZATION LLC++                                              5.35       10/30/2006            222,327
      3,382,080   GEORGE STREET FINANCE LLC++                                              5.36       10/12/2006          3,377,142
      5,606,105   GEORGE STREET FINANCE LLC++                                              5.33       10/16/2006          5,594,612

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL         SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,912,579   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.66%      10/27/2006    $     2,913,162
      2,002,180   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.46       03/30/2007          2,003,702
        418,574   GRAMPIAN FUNDING LLC++                                                   5.23       10/02/2006            418,574
        279,050   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                              5.48       05/15/2007            279,147
        488,337   HBOS TREASURY SERVICES PLC+/-++                                          5.58       01/12/2007            488,615
      1,956,835   HSBC BANK USA+/-                                                         5.41       12/14/2006          1,957,167
      4,883,366   IBM CORPORATION SERIES MTN+/-                                            5.36       06/28/2007          4,885,906
        351,463   ING AMERICA INSURANCE HOLDINGS INCORPORATED                              5.33       10/10/2006            351,052
      9,069,109   ING USA ANNUITY & LIFE INSURANCE+/-                                      5.40       09/17/2007          9,069,109
      3,488,119   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.33       10/25/2007          3,487,805
        502,289   JUPITER SECURITIZATION CORPORATION++                                     5.34       10/13/2006            501,480
      1,702,202   K2 (USA) LLC                                                             5.34       11/10/2006          1,692,516
      2,092,871   KAUPTHING BANK SERIES MTN+/-++                                           5.39       03/20/2007          2,091,574
        495,592   KESTREL FUNDING (US) LLC++                                               5.36       10/05/2006            495,374
        598,282   KESTREL FUNDING (US) LLC                                                 5.35       10/06/2006            597,929
      1,289,209   KLIO FUNDING CORPORATION++                                               5.39       11/03/2006          1,283,188
      2,810,308   KLIO III FUNDING CORPORATION++                                           5.30       10/19/2006          2,803,338
      2,436,800   KLIO III FUNDING CORPORATION++                                           5.41       10/20/2006          2,430,415
        243,750   LIBERTY STREET FUNDING CORPORATION                                       5.35       10/25/2006            242,931
        279,050   LIBERTY STREET FUNDING CORPORATION                                       5.34       11/15/2006            277,258
      3,488,119   LIQUID FUNDING LIMITED                                                   5.34       10/10/2006          3,484,038
      2,092,871   LIQUID FUNDING LIMITED+/-++                                              5.29       12/01/2006          2,092,871
      3,488,119   LIQUID FUNDING LIMITED++                                                 5.35       12/07/2006          3,454,668
      2,092,871   LIQUID FUNDING LIMITED                                                   5.49       12/28/2006          2,066,417
        837,149   LIQUID FUNDING LIMITED SERIES MTN+/-++                                   5.34       02/20/2007            837,274
      1,395,248   MBIA GLOBAL FUNDING LLC+/-++                                             5.33       02/20/2007          1,395,317
      7,011,119   MERRILL LYNCH & COMPANY SERIES MTN+/-                                    5.66       10/27/2006          7,012,381
        209,287   MONT BLANC CAPITAL CORPORATION                                           5.35       10/27/2006            208,523
      4,185,743   MORGAN STANLEY+/-                                                        5.45       10/10/2006          4,185,743
        788,315   MORGAN STANLEY+/-                                                        5.50       11/09/2006            788,433
        832,963   MORGAN STANLEY+/-                                                        5.55       11/24/2006            833,213
      2,347,504   MORGAN STANLEY+/-                                                        5.64       01/12/2007          2,348,631
      3,488,119   MORGAN STANLEY+/-                                                        5.61       07/27/2007          3,492,095
        645,302   MORGAN STANLEY SERIES EXL+/-                                             5.39       10/15/2007            645,405
        767,386   NATIONWIDE BUILDING SOCIETY+/-++                                         5.51       12/11/2006            767,678
      2,499,586   NATIONWIDE BUILDING SOCIETY+/-++                                         5.61       07/20/2007          2,502,635
      1,953,347   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.34       10/02/2006          1,953,347
        149,431   NORTH SEA FUNDING LLC                                                    5.42       10/23/2006            148,974
      2,185,655   NORTH SEA FUNDING LLC                                                    5.33       11/09/2006          2,173,547
      6,976,238   NORTHERN ROCK PLC+/-++SS.                                                5.33       11/05/2007          6,976,935
      2,092,871   PARAGON MORTGAGES PLC SERIES 12A+/-++                                    5.31       10/15/2006          2,092,871
        564,378   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.35       09/22/2006            564,457
      5,571,781   REGENCY MARKETS #1 LLC++                                                 5.34       10/06/2006          5,568,494
        270,120   REGENCY MARKETS #1 LLC++                                                 5.34       10/16/2006            269,566
      6,976,238   SCALDIS CAPITAL LIMITED                                                  5.32       10/31/2006          6,946,658
      2,790,495   SLM CORPORATION+/-++                                                     5.33       10/12/2007          2,791,221
      2,371,921   STANFIELD VICTORIA FUNDING LLC                                           5.40       11/27/2006          2,352,590
      1,613,325   TANGO FINANCE CORPORATION SERIES MTN+/-++                                5.39       10/25/2006          1,613,373

PORTFOLIO OF INVESTMENTS--
SEPTEMBER 30, 2006                       WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL         SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,337,851   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30%      10/06/2006    $     3,335,881
        155,710   THUNDER BAY FUNDING LLC++                                                5.34       10/31/2006            155,049
        163,802   TICONDEROGA FUNDING LLC++                                                5.35       10/12/2006            163,563
        806,593   TRAVELERS INSURANCE COMPANY+/-                                           5.40       02/09/2007            806,576
      3,488,119   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.34       06/15/2007          3,488,189
      3,488,119   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.34       03/09/2007          3,488,677
      4,604,317   UNITEDHEALTH GROUP INCORPORATED                                          5.42       10/31/2006          4,584,795
        279,050   VERSAILLES CDS LLC++                                                     5.35       10/20/2006            278,318
      2,098,173   WHISTLEJACKET CAPITAL LIMITED                                            5.31       10/16/2006          2,093,872
        660,231   WHITE PINE FINANCE LLC                                                   5.30       10/02/2006            660,231
      2,441,404   WHITE PINE FINANCE LLC                                                   5.31       10/16/2006          2,436,398

                                                                                                                        317,767,480
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $323,802,286)                                                             323,802,286
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.59%

MUTUAL FUNDS - 0.52%
     13,376,662   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           13,376,662
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.07%
$     1,685,000   US TREASURY BILL^#                                                       4.82       11/09/2006          1,676,667
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,053,080)                                                                          15,053,329
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,346,420,682)*                                                         112.68%                              $ 2,871,082,988

OTHER ASSETS AND LIABILITIES, NET                                              (12.68)                                 (322,989,372)
                                                                               ------                               ---------------

TOTAL NET ASSETS                                                               100.00%                              $ 2,548,093,616
                                                                               ======                               ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,387,283.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,355,378,616 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                               $ 654,837,187
      GROSS UNREALIZED DEPRECIATION                                (139,132,815)
                                                                  -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                  $ 515,704,372


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                           STATEMENT OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                     INDEX
                                                                                 PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................   $ 2,508,257,811
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...........................       323,802,286
   INVESTMENTS IN AFFILIATES ...........................................        39,022,891
                                                                           ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................     2,871,082,988
                                                                           ---------------
   RECEIVABLE FOR INVESTMENTS SOLD .....................................           490,505
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................         2,823,486
   RECEIVABLE FROM THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ........               619
                                                                           ---------------
TOTAL ASSETS ...........................................................     2,874,397,598
                                                                           ---------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .............            19,950
   PAYABLE FOR INVESTMENTS PURCHASED ...................................         2,182,714
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............           212,490
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..............................       323,802,286
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................            86,542
                                                                           ---------------
TOTAL LIABILITIES ......................................................       326,303,982
                                                                           ---------------
TOTAL NET ASSETS .......................................................   $ 2,548,093,616
                                                                           ===============
INVESTMENTS AT COST ....................................................   $ 2,346,420,682

SECURITIES ON LOAN, AT MARKET VALUE ....................................   $   316,126,742
                                                                           ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--
FOR THE YEAR ENDED SEPTEMBER 30, 2006    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                    INDEX
                                                                                PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ........................................................    $  43,411,944
   INTEREST ............................................................          104,981
   INCOME FROM AFFILIATED SECURITIES ...................................        2,074,798
   SECURITIES LENDING INCOME, NET ......................................          297,652
                                                                            -------------
TOTAL INVESTMENT INCOME ................................................       45,889,375
                                                                            -------------
EXPENSES
   ADVISORY FEES .......................................................        1,988,902
   CUSTODY FEES ........................................................          463,890
   PROFESSIONAL FEES ...................................................           55,471
   REGISTRATION FEES ...................................................              720
   SHAREHOLDER REPORTS .................................................           22,000
   TRUSTEES' FEES ......................................................            8,599
   OTHER FEES AND EXPENSES .............................................           71,723
                                                                            -------------
TOTAL EXPENSES .........................................................        2,611,305
                                                                            -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................          (33,118)
   NET EXPENSES ........................................................        2,578,187
                                                                            -------------
NET INVESTMENT INCOME (LOSS) ...........................................       43,311,188
                                                                            -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....       73,437,032
   AFFILIATED SECURITIES ...............................................        1,005,285
   FUTURES TRANSACTIONS ................................................      (1,136,183)
                                                                            -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................       73,306,134
                                                                            -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....      122,083,617
   FUTURES TRANSACTIONS ................................................          179,850
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....      122,263,467
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................      195,569,601
                                                                            -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........    $ 238,880,789
                                                                            =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             INDEX PORTFOLIO
                                                                                 --------------------------------------
                                                                                            FOR THE             FOR THE
                                                                                         YEAR ENDED          YEAR ENDED
                                                                                 SEPTEMBER 30, 2006  SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................  $    2,151,037,408  $    1,846,126,209

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          43,311,188          41,951,828
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          73,306,134          84,611,766
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........         122,263,467         139,639,605
                                                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         238,880,789         266,203,199
                                                                                 ------------------  ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................         501,457,635         321,376,976
   WITHDRAWALS ................................................................        (343,282,216)       (282,668,976)
                                                                                 ------------------  ------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..         158,175,419          38,708,000
                                                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         397,056,208         304,911,199
                                                                                 ==================  ==================
ENDING NET ASSETS .............................................................  $    2,548,093,616  $    2,151,037,408
                                                                                 ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               -----------------------------------------------              PORTFOLIO
                                               NET INVESTMENT      GROSS   EXPENSES        NET      TOTAL    TURNOVER
                                                INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES   RETURN(2)       RATE
----------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .......           1.86%      0.11%     0.00%       0.11%     10.70%          9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......           2.08%      0.12%    (0.08)%      0.04%     12.23%          8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......           1.71%      0.17%    (0.14)%      0.03%     13.87%          2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......           1.70%      0.18%    (0.05)%      0.13%     24.42%          3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......           1.40%      0.18%    (0.05)%      0.13%    (20.52)%         4%

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 22 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements present the Index Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2006, the following Funds held futures contracts:

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                            Net Unrealized
                                                                             Appreciation
Portfolio         Contracts    Type     Expiration Date   Notional Amount   (Depreciation)
------------------------------------------------------------------------------------------
INDEX PORTFOLIO    42 Long    S&P 500    December 2006      $13,886,000        $240,700
------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2006, are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                         Advisory Fees                                           Subadvisory Fees
                     Average Daily      (% of Average                        Average Daily       (% of Average
Portfolio             Net Assets       Daily Net Assets)     Subadviser       Net Assets        Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO*  First $500 million        0.100          Wells Capital   First $100 million         0.050
                   Next $500 million        0.100             Management    Next $100 million         0.030
                     Next $2 billion        0.075           Incorporated    Over $200 million         0.020
                     Next $2 billion        0.075
                     Over $5 billion        0.050
-----------------------------------------------------------------------------------------------------------------


* Effective January 1, 2006. Prior to January 1, 2006, Subadviser(s) were entitled to be paid a monthly fee at the following rates:

Portfolio                Subadviser        Average Daily       Subadvisory Fees
                                           Net Assets          (% of Average
                                                               Daily Net Assets)
Index Portfolio          Wells Capital     First $200 million        0.020
                         Management        Over $200 million         0.010
                         Incorporated


ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Portfolio                                                       Daily Net Assets
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2006, were as follows:

Portfolio                            Purchases at Cost            Sales Proceeds
--------------------------------------------------------------------------------
INDEX PORTFOLIO                         $405,023,398                $199,100,330
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statments.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Index Portfolio, one of the portfolios constituting the Wells Fargo Master Trust (the "Portfolio"), as of September 30, 2006, and the related statement of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Fund of Wells Fargo Master Trust as of September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                        /s/ KPMG LLP


Philadelphia, Pennsylvania
November 21, 2006

WELLS FARGO ADVANTAGE INDEX FUND                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake Forest   None
64                                                 University, since 2006.
                                                   Benson-Pruitt Professorship,
                                                   Wake Forest University,
                                                   Calloway School of Business
                                                   and Accountancy, since 1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-          None
64                        (Chairman, since 2001)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,         None
73                                                 President of Richard M. Leach
                                                   Associates (a financial
                                                   consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and      None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of the
                                                   Boettner Center on Pensions
                                                   and Retirement. Research
                                                   Associate and Board Member,
                                                   Penn Aging Research Center.
                                                   Research Associate, National
                                                   Bureau of Economic Research.

OTHER INFORMATION (UNAUDITED)                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the         None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).
------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of    None
66                                                 Willeke & Daniels.
------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate    None
62                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of     None
47                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC. Senior
                                                   Vice President and Chief
                                                   Administrative Officer of
                                                   Wells Fargo Funds Management,
                                                   LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing     None
46                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of
                                                   Wells Fargo Funds Management,
                                                   LLC. Vice President and
                                                   Senior Counsel of Wells Fargo
                                                   Bank, N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells Fargo   None
33                                                 Bank, N.A. and Vice President
                                                   of Financial Operations for
                                                   Wells Fargo Funds Management,
                                                   LLC. Vice President and Group
                                                   Finance Officer of Wells
                                                   Fargo Bank, N.A. Auto Finance
                                                   Group from 2004 to 2006. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   in 2004. Vice President of
                                                   Portfolio Research and
                                                   Analysis for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   from 2001 to 2004. Director
                                                   of Small Business Services
                                                   Risk Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.

WELLS FARGO ADVANTAGE INDEX FUND                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of     None
44                        Officer, since 2004      Wells Fargo Funds Management,
                                                   LLC since 2004 and Compliance
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 1999 to
                                                   2002. Compliance Manager of
                                                   Wells Fargo Investments from
                                                   1997 to 1999. In 2002, Ms.
                                                   Peters left Wells Fargo Funds
                                                   Management, LLC to pursue
                                                   personal goals.
------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                           WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance Incorporated
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
REITS      -- Real Estate Investment Trusts
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO       THIS    REPORT   AND   THE    FINANCIAL
ADVANTAGE FUNDS(SM) is available free STATEMENTS CONTAINED HEREIN ARE upon request. To obtain literature, SUBMITTED FOR THE GENERAL INFORMATION please write, e-mail, visit the Funds' OF THE SHAREHOLDERS OF WELLS FARGO
Web site, or call:                       ADVANTAGE FUNDS. IF THIS REPORT IS USED
                                         FOR PROMOTIONAL PURPOSES,  DISTRIBUTION
WELLS FARGO ADVANTAGE FUNDS              OF THE REPORT  MUST BE  ACCOMPANIED  OR
P.O. Box 8266                            PRECEDED BY A CURRENT PROSPECTUS. FOR A
Boston, MA 02266-8266                    PROSPECTUS   CONTAINING  MORE  COMPLETE
                                         INFORMATION,   INCLUDING   CHARGES  AND
E-mail: wfaf@wellsfargo.com              EXPENSES,  CALL 1-800-222-8222 OR VISIT
Web site:                                THE      FUNDS'     WEB     SITE     AT
www.wellsfargo.com/advantagefunds        WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.
Individual Investors:                    PLEASE    CONSIDER    THE    INVESTMENT
1 - 800-222-8222                         OBJECTIVES,    RISKS,    CHARGES,   AND
Retail Investment Professionals:         EXPENSES  OF THE  INVESTMENT  CAREFULLY
1 - 888-877-9275                         BEFORE   INVESTING.   THIS  AND   OTHER
Institutional Investment Professionals:  INFORMATION ABOUT WELLS FARGO ADVANTAGE
1 - 866-765-0778                         FUNDS  CAN  BE  FOUND  IN  THE  CURRENT
                                         PROSPECTUS.    READ   THE    PROSPECTUS
                                         CAREFULLY  BEFORE  YOU  INVEST  OR SEND
                                         MONEY.

                                         Wells  Fargo Funds  Management,  LLC, a
                                         wholly owned  subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and  administrative  services for WELLS
                                         FARGO ADVANTAGE FUNDS. Other affiliates
                                         of  Wells   Fargo  &  Company   provide
                                         subadvisory  and other services for the
                                         Funds.  The  Funds are  distributed  by
                                         WELLS  FARGO  FUNDS  DISTRIBUTOR,  LLC,
                                         Member NASD/SIPC, an affiliate of Wells
                                         Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds          100553 11-06
Funds Management, LLC.                                        AEGNLD/AR112 09-06
All rights reserved.

ITEM 2. CODE OF ETHICS

As of the end of the period, September 30, 2006, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2005 and September 30, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended September 30, 2005 and September 30, 2006, the Audit Fees were $353,600 and $408,700, respectively.

(b) AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2005 and September 30, 2006 for assurance and related services by the principal accountant for the Registrant.

(c) TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2005 and September 30, 2006 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended September 30, 2005 and September 30, 2006, the Tax Fees were $0 and $23,940, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended September 30, 2005 and September 30, 2006, the Tax Fees were $51,940 and $62,865, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2005 and September 30, 2006.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2005 and September 30, 2006, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended September 30, 2005 and September 30, 2006, the Registrant incurred non-audit fees in the amount of $115,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended September 30, 2005 and September 30, 2006, the Registrant's investment adviser incurred non-audit fees in the amount of $148,500 and $44,000, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By: /s/ Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President

Date: November 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                                By:  /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President

Date: November 21, 2006

                                                By:  /s/ A. Erdem Cimen

                                                     A. Erdem Cimen
                                                     Treasurer

Date: November 21, 2006